UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
30 September
2021
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class R6	Class I
Nuveen All-American Municipal Bond Fund	FLAAX	FACCX	FAAWX	FAARX
Nuveen Intermediate Duration Municipal Bond Fund	NMBAX	NNCCX	—	NUVBX
Nuveen Limited Term Municipal Bond Fund	FLTDX	FAFJX	—	FLTRX
Nuveen Short Term Municipal Bond Fund	FSHAX	NAAEX	—	FSHYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fundselectronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
Semiannual Report

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Must be preceded by or accompanied by a prospectus.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
More than a year and a half has passed since the World Health Organization declared COVID-19 a global pandemic in March 2020, resulting in a period marked by a global economic downturn, financial market turbulence and some immeasurable losses of life. Although the health crisis persists, with the widespread distribution of vaccines in the U.S. and extraordinary economic interventions by governments and central banks around the world, we collectively look forward to what our “new normal” might be.
Global economies have largely recovered from the pandemic-driven downturns with the help of vaccines and extraordinary support measures from governments and central banks. Since the crisis began, the U.S. government has enacted six relief measures totaling $5.3 trillion to support individuals and families, small and large businesses, state and local governments, education, public health and vaccinations. More recently, Congress passed a $1 trillion infrastructure spending plan, funding upgrades to road, rail and air transportation, broadband internet, and power and water systems.
Nevertheless, pandemic-related impacts continue to weigh on the outlook, particularly regarding inflation. The spread of the COVID-19 delta variant this year has exacerbated shortages of raw materials and labor, which contributed to inflation staying elevated for longer than expected. In response, some central banks, including the U.S. Federal Reserve, are beginning to reduce pandemic-era stimulus measures while other central banks have already started raising interest rates. The timing of monetary policy normalization will be a key focus in the markets, as will the progression of the virus, which can be difficult to predict given uneven vaccination rates around the world and new variants such as delta. Other key pieces of legislation also remain on the horizon in the U.S., including a $1.75 trillion social spending plan and raising the nation’s borrowing limit (known as the debt ceiling).
Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
During this time of economic uncertainty, it may be an opportune time to assess your portfolio. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
November 22, 2021

Important Semiannual
Shareholder Report Notice
For Shareholders of
Nuveen All-American Municipal Bond Fund
Nuveen Intermediate Duration Municipal Bond Fund
Nuveen Limited Term Municipal Bond Fund
Nuveen Short Term Municipal Bond Fund
Semiannual Shareholder Report for the period ending September 30, 2021
Beginning with this semiannual shareholder report, the Funds will include portfolio manager commentaries only in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s March 31, 2021 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Risk Considerations and Dividend Information
Risk Considerations
Nuveen All-American Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. In addition, the Fund periodically engages in a moderate amount of portfolio leverage and in doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen Intermediate Duration Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Limited Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Nuveen Short Term Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.

All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

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Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen All-American Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/03/88	2.33%	6.15%	3.93%	5.04%	0.69%
Class A Shares at maximum Offering Price	10/03/88	(1.96)%	1.68%	3.04%	4.59%	-
S&P Municipal Bond Index[1]	-	1.24%	2.71%	3.18%	3.92%	-
Lipper General & Insured Municipal Debt Funds Classification Average	-	1.51%	3.94%	3.14%	3.94%	-
Class I Shares	2/06/97	2.42%	6.25%	4.12%	5.23%	0.49%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	1.93%	5.31%	3.11%	4.23%	1.49%
Class R6 Shares	6/30/16	2.44%	6.36%	4.17%	3.95%	0.45%
*       Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	9.92%

Nuveen Intermediate Duration Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	6/13/95	1.27%	3.28%	3.00%	3.46%	0.64%
Class A Shares at maximum Offering Price	6/13/95	(1.80)%	0.22%	2.38%	3.15%	-
S&P Municipal Bond Intermediate Index[1]	-	1.01%	1.98%	2.99%	3.56%	-
Lipper Intermediate Municipal Debt Funds Classification Average	-	1.15%	2.86%	2.55%	3.01%	-
Class I Shares	11/29/76	1.36%	3.47%	3.19%	3.66%	0.44%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.87%	2.45%	2.16%	2.68%	1.44%
*       Class A Shares have a maximum 3.00% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Limited Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/19/87	0.83%	1.97%	2.15%	2.13%	0.61%
Class A Shares at maximum Offering Price	10/19/87	(1.69)%	(0.59)%	1.63%	1.88%	-
S&P Municipal Bond Short-Intermediate Index[1]	-	0.49%	0.97%	2.15%	2.24%	-
Lipper Short-Intermediate Municipal Debt Funds Classification Average	-	0.38%	1.16%	1.79%	1.90%	-
Class I Shares	2/06/97	0.94%	2.19%	2.36%	2.34%	0.41%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	0.52%	1.17%	1.35%	1.36%	1.41%
*       Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%

Nuveen Short Term Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year	Expense Ratios
Class A Shares at NAV	10/25/02	0.15%	0.57%	1.36%	1.30%	0.68%
Class A Shares at maximum Offering Price	10/25/02	(2.35)%	(1.93)%	0.84%	1.04%	-
S&P Municipal Bond Short Index[1]	-	0.24%	0.61%	1.62%	1.38%	-
Lipper Short Municipal Debt Funds Classification Average	-	0.16%	0.62%	1.28%	1.08%	-
Class I Shares	10/25/02	0.33%	0.85%	1.57%	1.50%	0.48%

	Total Returns as of September 30, 2021*
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	5-Year	Since Inception	Expense Ratios
Class C Shares	2/10/14	(0.25)%	(0.24)%	0.54%	0.41%	1.48%
*       Class A Shares have a maximum 2.50% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 0.70% if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares ten years after purchase (effective March 1, 2021, eight years after purchase). Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
1      For purposes of Fund performance, relative results are measured against this Index.
Effective Leverage Ratio as of September 30, 2021

Effective Leverage Ratio	0.00%

Yields    as of September 30, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A1	Class C	Class R6	Class I
Dividend Yield	2.59%	1.87%	2.93%	2.89%
SEC 30-Day Yield	1.32%	0.58%	1.62%	1.58%
Taxable-Equivalent Yield(40.8%)[3]	2.21%	0.97%	2.72%	2.65%
Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.76%	1.00%	1.99%
SEC 30-Day Yield[2]	0.54%	(0.24)%	0.75%
Taxable-Equivalent Yield(40.8%)[3,4]	0.90%	N/A	1.25%
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	1.03%	0.27%	1.27%
SEC 30-Day Yield[2]	0.08%	(0.71)%	0.28%
Taxable-Equivalent Yield(40.8%)[3,4]	0.13%	N/A	0.47%

Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A1	Class C	Class I
Dividend Yield	0.75%	—%	0.94%
SEC 30-Day Yield[2]	(0.21)%	(1.02)%	(0.02)%
Taxable-Equivalent Yield(40.8%)[3,4]	N/A	N/A	N/A
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         A negative SEC 30-Day Yield results when accrued expenses of the past 30 days exceed the income generated during the past 30 days.
3         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate shown in the respective table above.
4         The Taxable-Equivalent Yield for a Fund’s share class with a negative SEC 30-Day Yield is not provided because it does not represent the yield that must be earned on a taxable investment in order to equal the yield of the Fund on an after-tax basis and therefore does not provide a meaningful comparison of the Fund’s yield against the yield of a taxable investment at the assumed tax rate.

Holding Summaries    as of September 30, 2021
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen All-American Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	109.7%
Common Stocks	0.3%
Corporate Bonds	0.0%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	1.1%
Net Assets Plus Floating Rate Obligations and Borrowings	111.4%
Floating Rate Obligations	(10.9)%
Borrowings	(0.5)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	3.6%
AAA	5.3%
AA	33.7%
A	26.1%
BBB	13.3%
BB or Lower	5.5%
N/R (not rated)	12.2%
N/A (not applicable)	0.3%
Total	100%
Portfolio Composition (% of total investments)
Transportation	21.1%
Tax Obligation/Limited	17.1%
Health Care	17.1%
Utilities	12.3%
Tax Obligation/General	12.1%
Education and Civic Organizations	6.8%
Other	13.5%
Total	100%
States and Territories (% of total municipal bonds)
New York	16.8%
California	15.6%
Florida	7.1%
Illinois	6.8%
Texas	5.9%
Colorado	4.6%
Tennessee	4.3%
New Jersey	3.2%
Pennsylvania	3.1%
Missouri	2.8%
Wisconsin	2.2%
Arizona	2.1%
Puerto Rico	2.0%
Massachusetts	1.9%
Ohio	1.7%
Indiana	1.4%
Michigan	1.4%
Virginia	1.4%
Louisiana	1.4%
Washington	1.3%
Other	13.0%
Total	100%

Nuveen Intermediate Duration Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.6%
Common Stocks	1.0%
Asset-Backed Securities	0.1%
Short-Term Municipal Bonds	1.9%
Other Assets Less Liabilities	0.4%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.8%
AAA	8.7%
AA	32.1%
A	27.3%
BBB	14.7%
BB or Lower	4.4%
N/R (not rated)	7.0%
N/A (not applicable)	1.0%
Total	100%
Portfolio Composition (% of total investments)
Utilities	15.8%
Tax Obligation/General	15.5%
Health Care	14.8%
Tax Obligation/Limited	13.8%
Transportation	13.7%
Housing/Single Family	7.9%
U.S. Guaranteed	5.1%
Other	13.4%
Total	100%
States and Territories (% of total municipal bonds)
Illinois	10.1%
New York	7.2%
Pennsylvania	5.4%
Texas	5.0%
New Jersey	4.6%
California	4.5%
Florida	4.4%
Ohio	3.3%
Indiana	3.1%
Washington	3.1%
Georgia	2.7%
Puerto Rico	2.5%
Colorado	2.5%
Michigan	2.5%
Louisiana	2.4%
Connecticut	2.2%
Virginia	2.1%
Alabama	2.0%
Arizona	2.0%
Maryland	1.9%
Oklahoma	1.9%
Nevada	1.8%
Tennessee	1.5%
Kentucky	1.5%
District of Columbia	1.3%
Other [1]	18.5%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Holding Summaries    as of September 30, 2021 (continued)
Nuveen Limited Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	96.0%
Common Stocks	1.3%
Short-Term Municipal Bonds	2.5%
Other Assets Less Liabilities	0.2%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.5%
AAA	12.2%
AA	36.6%
A	24.3%
BBB	9.9%
BB or Lower	2.1%
N/R (not rated)	12.1%
N/A (not applicable)	1.3%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	26.2%
Tax Obligation/Limited	18.1%
Utilities	16.4%
Health Care	11.6%
Transportation	8.1%
Housing/Single Family	5.6%
Other	14.0%
Total	100%
States and Territories (% of total municipal bonds)
New York	9.1%
New Jersey	6.4%
Illinois	6.1%
Pennsylvania	4.4%
Texas	4.3%
Louisiana	4.2%
California	4.2%
Connecticut	3.7%
Florida	3.7%
Ohio	3.7%
Massachusetts	2.9%
Kentucky	2.6%
Georgia	2.6%
Oklahoma	2.6%
Indiana	2.6%
Michigan	2.4%
Washington	2.4%
Virginia	2.1%
Puerto Rico	2.1%
South Carolina	1.9%
Colorado	1.9%
Maryland	1.9%
Arizona	1.6%
North Carolina	1.5%
Other [1]	19.1%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Nuveen Short Term Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	92.7%
Common Stocks	0.1%
Short-Term Municipal Bonds	5.3%
Other Assets Less Liabilities	1.9%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	1.5%
AAA	8.1%
AA	45.3%
A	33.2%
BBB	7.5%
BB or Lower	1.3%
N/R (not rated)	3.0%
N/A (not applicable)	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/General	21.5%
Health Care	20.1%
Transportation	15.8%
Utilities	13.5%
Tax Obligation/Limited	11.6%
Education and Civic Organizations	4.9%
Other	12.6%
Total	100%
States and Territories (% of total municipal bonds)
Texas	11.4%
Minnesota	7.8%
Illinois	6.2%
Wisconsin	5.3%
Missouri	4.9%
New Jersey	4.8%
Florida	4.5%
New York	3.5%
Colorado	3.3%
Alabama	3.3%
Arizona	3.1%
Iowa	2.7%
Louisiana	2.4%
Pennsylvania	2.4%
Washington	2.3%
Michigan	2.3%
California	2.3%
Ohio	2.1%
Indiana	1.5%
Georgia	1.5%
Virginia	1.5%
Oregon	1.5%
Tennessee	1.4%
New Mexico	1.4%
North Carolina	1.3%
Utah	1.3%
Other	14.0%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended September 30, 2021.
The beginning of the period is April 1, 2021.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen All-American Municipal Bond Fund
	Share Class
	Class A	Class C	Class R6	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,023.34	$1,019.29	$1,024.45	$1,024.23
Expenses Incurred During the Period	$ 3.25	$ 7.29	$ 2.08	$ 2.23
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.86	$1,017.85	$1,023.01	$1,022.86
Expenses Incurred During the Period	$ 3.24	$ 7.28	$ 2.08	$ 2.23
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.64%, 1.44%, 0.41% and 0.44% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Intermediate Duration Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,012.73	$1,008.66	$1,013.63
Expenses Incurred During the Period	$ 3.18	$ 7.20	$ 2.17
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.91	$1,017.90	$1,022.91
Expenses Incurred During the Period	$ 3.19	$ 7.23	$ 2.18
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.63%, 1.43% and 0.43% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Limited Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,008.26	$1,005.19	$1,009.35
Expenses Incurred During the Period	$ 3.02	$ 7.04	$ 2.01
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.06	$1,018.05	$1,023.06
Expenses Incurred During the Period	$ 3.04	$ 7.08	$ 2.03
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.60%, 1.40% and 0.40% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Nuveen Short Term Municipal Bond Fund
	Share Class
	Class A	Class C	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,001.46	$ 997.48	$1,003.33
Expenses Incurred During the Period	$ 3.41	$ 7.41	$ 2.41
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.66	$1,017.65	$1,022.66
Expenses Incurred During the Period	$ 3.45	$ 7.49	$ 2.43
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.68%, 1.48% and 0.48% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen All-American Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 110.0%
	MUNICIPAL BONDS – 109.7%
	Alabama – 1.2%
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
$ 3,500	4.000%, 7/01/38	7/28 at 100.00	Aa3	$3,931,970
3,500	4.000%, 7/01/43	7/28 at 100.00	Aa3	3,893,505
2,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	2,376,760
21,455	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	22,569,802
4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A-	4,815,104
4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 0.000%, 10/01/50 (5)	10/23 at 105.00	BBB	4,627,125
2,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BBB	3,236,912
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	20,195,548
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	545,800
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,259,912
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,666,919
11,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	13,336,400
2,838	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,054,783
90,768	Total Alabama			104,510,540
	Alaska – 0.2%
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
2,000	4.000%, 4/01/30	4/29 at 100.00	A+	2,336,160
2,045	4.000%, 4/01/31	4/29 at 100.00	A+	2,375,595
2,000	4.000%, 4/01/32	4/29 at 100.00	A+	2,315,400
615	4.000%, 4/01/34	4/29 at 100.00	A+	707,816
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	A+	4,778,350
205	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	BBB+	237,330

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
$ 1,530	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50	6/31 at 100.00	BBB-	$ 1,754,068
12,250	Total Alaska			14,504,719
	Arizona – 2.3%
1,500	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,766,400
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,100	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,256,629
1,000	5.375%, 7/01/50, 144A	7/26 at 100.00	BB	1,146,550
1,250	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,428,925
585	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	629,934
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625	3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A1	4,861,523
10,100	4.000%, 2/01/50 (UB) (4)	2/30 at 100.00	AA-	11,622,171
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,168,505
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	10,506,984
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,150	4.000%, 7/01/29, 144A	No Opt. Call	BB+	1,282,630
1,175	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	1,351,979
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A+	1,540,825
935	5.000%, 9/01/42	9/28 at 100.00	A+	1,141,551
11,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51 (UB) (4)	3/31 at 100.00	A+	11,986,335
8,430	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48 (UB) (4)	7/30 at 100.00	AA-	8,894,324
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	10,540,400
8,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	8,432,320
3,895	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (6)	10/23 at 100.00	AA-	3,917,474

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	$3,024,225
150	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	161,649
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,930	5.000%, 7/01/28	No Opt. Call	A3	2,381,967
3,340	5.000%, 7/01/29	No Opt. Call	A3	4,200,217
3,560	5.000%, 7/01/30	7/29 at 100.00	A3	4,459,719
5,775	5.000%, 7/01/31	7/29 at 100.00	A3	7,204,659
1,500	5.000%, 7/01/33	7/29 at 100.00	A3	1,859,985
1,000	5.000%, 7/01/38	7/29 at 100.00	A3	1,224,480
7,365	5.000%, 7/01/39	7/29 at 100.00	A3	8,997,894
7,295	4.000%, 7/01/45	7/29 at 100.00	A3	8,136,405
7,200	5.000%, 7/01/45	7/29 at 100.00	A3	8,684,136
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,228,523
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,047,520
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
2,125	5.000%, 7/01/38	7/31 at 100.00	AAA	2,800,920
2,175	5.000%, 7/01/39	7/31 at 100.00	AAA	2,858,885
1,840	4.000%, 7/01/40	7/31 at 100.00	AAA	2,219,353
1,115	4.000%, 7/01/41	7/31 at 100.00	AAA	1,340,899
2,360	4.000%, 7/01/42	7/31 at 100.00	AAA	2,829,380
165	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	170,353
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	419,692
2,720	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Medical Center, Series 2021A, 3.000%, 4/01/51 (UB) (4)	4/31 at 100.00	A	2,835,954
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,258,820
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,277,645
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,573,003
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,613,673
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,089,871
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,110,483
167,710	Total Arizona			196,485,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.5%
$ 18,840	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	$20,681,798
9,730	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Ba3	10,935,547
	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1:
1,300	5.000%, 9/01/37	9/30 at 100.00	BBB+	1,618,149
1,000	5.000%, 9/01/38	9/30 at 100.00	BBB+	1,241,700
1,700	5.000%, 9/01/40	9/30 at 100.00	BBB+	2,100,962
4,000	5.000%, 9/01/44	9/30 at 100.00	BBB+	4,895,440
36,570	Total Arkansas			41,473,596
	California – 17.2%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,050,121
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,044,158
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,075,189
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)	5/40 at 100.00	Aa3	9,007,165
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,465,800
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,182,560
7,630	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	8,155,478
510	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Junior Lien Series 2021A-2, 4.000%, 8/01/46, 144A	8/31 at 100.00	N/R	549,051
3,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A	8/31 at 100.00	N/R	3,262,641
17,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	18,385,525
25,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	28,381,883
7,395	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	8,398,797
18,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	21,069,353
890	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	1,088,799
12,675	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	2,539,690

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	$6,067,975
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	14,057,739
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A1	12,062,800
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A1 (7)	5,523,967
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,978,533
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	18,883,944
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
1,810	4.000%, 4/01/44	4/30 at 100.00	BBB+	2,075,183
1,970	4.000%, 4/01/45	4/30 at 100.00	BBB+	2,248,105
1,065	4.000%, 4/01/49	4/30 at 100.00	BBB+	1,213,333
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,429,593
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,698,873
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,343,691
4,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	AA-	5,133,150
13,305	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A, 3.000%, 6/01/47	6/30 at 100.00	A	13,999,255
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	545,557
2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	2,361,963
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)	8/23 at 100.00	A1 (7)	2,524,322
9,547	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	11,082,054
1,940	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers, Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/49	8/29 at 100.00	AA	2,392,233
5,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	A2	5,689,200
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,052,816
2,425	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	2,650,331

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 610	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	$667,340
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,672,442
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	566,430
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,396,893
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	9,203,383
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,721,094
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,941,500
34,325	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	41,153,959
6,750	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, 5.000%, 6/01/48 (AMT)	6/28 at 100.00	BBB-	8,029,260
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,159,910
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,221,126
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,086,193
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,518,384
	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021:
14,500	3.000%, 5/15/51 – BAM Insured (UB) (4)	5/31 at 100.00	AA	15,137,565
4,825	3.000%, 5/15/54 – BAM Insured (UB) (4)	5/31 at 100.00	AA	5,016,166
3,965	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/37, 144A (AMT)	1/23 at 100.00	BBB	4,152,148
640	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	761,216
1,625	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	1,956,939
1,450	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,698,965

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A:
$ 1,250	5.000%, 11/15/46, 144A	11/29 at 102.00	N/R	$1,433,788
440	5.000%, 11/15/56, 144A	11/29 at 102.00	N/R	502,308
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,630,273
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31	No Opt. Call	Aa3	1,329,090
1,125	5.000%, 5/01/32	No Opt. Call	Aa3	1,525,905
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,000	4.000%, 5/01/40	5/31 at 100.00	Aa3	1,192,220
3,500	4.000%, 5/01/46	5/31 at 100.00	Aa3	4,111,310
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	41,425,098
2,000	California State University, Systemwide Revenue Bonds, Series 2021A, 3.000%, 11/01/52 (UB) (4)	11/31 at 100.00	Aa2	2,117,320
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	Aa2	8,921,440
8,075	3.000%, 10/01/35	10/29 at 100.00	Aa2	8,977,220
11,500	3.000%, 10/01/36	10/29 at 100.00	Aa2	12,659,315
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021:
9,680	4.000%, 10/01/41	4/31 at 100.00	Aa2	11,530,429
1,275	5.000%, 12/01/46	12/30 at 100.00	Aa2	1,624,503
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	14,250,840
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	Aa2	4,912,261
	California State, General Obligation Bonds, Various Purpose Series 2020:
4,125	3.000%, 11/01/41	11/30 at 100.00	Aa2	4,465,477
3,000	3.000%, 3/01/46	3/30 at 100.00	Aa2	3,190,950
1,600	4.000%, 3/01/46	3/30 at 100.00	Aa2	1,865,680
7,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	8,784,082
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,227,314
3,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,731,448
28,630	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	31,893,534
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,066,046

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,350	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42	3/28 at 100.00	A	$2,828,695
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	706,812
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,473,591
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
1,000	4.000%, 9/02/28	No Opt. Call	N/R	1,098,180
700	5.000%, 9/02/40	9/30 at 100.00	N/R	852,432
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,722,640
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,241,948
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
273	5.750%, 7/01/30 (8)	11/21 at 100.00	N/R	261,851
1,752	5.750%, 7/01/35 (8)	11/21 at 100.00	N/R	1,682,195
661	5.500%, 7/01/39 (8)	11/21 at 100.00	N/R	634,791
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,682,184
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	3,992,063
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,256,032
	College of the Sequoias Community College District, King and Tulare Counties, California, General Obligation Bonds, College of the Sequoias Tulare Area Improvement District 3, Election of 2008, Series 2021E:
1,340	4.000%, 8/01/46 (UB) (4)	8/29 at 100.00	Aa3	1,542,876
4,410	3.000%, 8/01/51 (UB) (4)	8/29 at 100.00	Aa3	4,609,597
10,275	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	10,882,869
1,610	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	1,640,155
14,350	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	15,406,160
11,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%, 7/01/45, 144A	7/31 at 100.00	N/R	10,621,820
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	404,288
	Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021C:
5,720	3.000%, 8/01/46 (UB) (4)	8/31 at 100.00	AA-	6,061,084
6,240	3.000%, 8/01/47 (UB) (4)	8/31 at 100.00	AA-	6,610,344

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	El Monte Union High School District, Los Angeles County, California, General Obligation Bonds, Election 2018 Capital Appreciation Series 2021E:
$ 3,085	0.000%, 6/01/43	6/30 at 73.43	AAA	$1,760,733
3,100	0.000%, 6/01/44	6/30 at 71.61	AAA	1,704,752
3,170	0.000%, 6/01/45	6/30 at 69.61	AAA	1,684,411
2,465	0.000%, 6/01/46	6/30 at 67.73	AAA	1,263,830
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,041,204
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,214,670
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,276,471
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	7,474,400
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2021A:
15,000	4.000%, 1/15/46	1/31 at 100.00	A-	17,149,800
10,000	4.000%, 1/15/46 (UB) (4)	1/31 at 100.00	A-	11,433,200
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,443,000
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,440	0.000%, 8/01/40	2/30 at 73.53	Aa2	1,471,930
2,465	0.000%, 8/01/41	2/30 at 71.08	Aa2	1,430,489
2,650	0.000%, 8/01/42	2/30 at 68.75	Aa2	1,478,833
1,705	0.000%, 8/01/43	2/30 at 66.54	Aa2	919,421
1,550	0.000%, 8/01/44	2/30 at 64.38	Aa2	806,682
1,250	0.000%, 2/01/45	2/30 at 63.32	Aa2	638,225
96,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	10/21 at 22.54	CCC-	21,868,962
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
6,000	5.000%, 6/01/33	6/28 at 100.00	BBB	7,302,000
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,473,173
9,000	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	10,878,930
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,968,496
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,191,183
9,035	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	9,328,999

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 7,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43	8/27 at 100.00	Aa2	$7,400,260
15,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (4)	8/30 at 100.00	Aa2	15,787,800
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B:
3,000	3.000%, 8/01/42	8/29 at 100.00	Aa2	3,189,750
21,500	3.000%, 8/01/48	8/29 at 100.00	Aa2	22,555,220
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,928,288
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,685,558
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,692,818
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,359,550
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,349,350
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,656,529
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,811,674
4,315	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2021D, 4.000%, 5/15/51 (AMT) (UB) (4)	11/31 at 100.00	Aa3	4,942,660
6,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A, 5.000%, 5/15/36	11/29 at 100.00	Aa2	7,699,680
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	18,547,280
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	Aa3	12,171,400
6,400	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49	7/29 at 100.00	Aa2	7,997,696
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	Aa2	9,243,900
6,000	5.000%, 7/01/48	7/28 at 100.00	Aa2	7,350,000
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	Aa2	15,761,045
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,792,775
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,032,925
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,087,900

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
$ 8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	$11,046,091
7,475	5.000%, 7/01/38	1/28 at 100.00	AA+	9,132,133
15,150	5.250%, 7/01/42	1/28 at 100.00	AA+	18,625,864
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,434,988
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	20,719,645
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,057,575
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	11/21 at 100.00	A	502,160
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/21 at 100.00	AA-	1,008,640
1,160	Merced Union High School District, Merced County, California, General Obligation Bonds, Election 2008 Series 2021F, 0.000%, 8/01/44	8/28 at 66.35	Aa3	633,673
	Modesto Elementary School District, Stanislaus County, California, General Obligation Bonds, Election 2018 - Measure D Series 2021B:
3,700	3.000%, 8/01/46 (UB) (4)	2/30 at 100.00	Aa3	3,892,955
2,300	3.000%, 8/01/50 (UB) (4)	2/30 at 100.00	Aa3	2,409,986
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	3,033,523
5,670	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2021E, 0.000%, 8/01/45 (UB) (4)	8/31 at 71.51	Aa1	3,107,103
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,222,232
2,500	6.500%, 11/01/39	No Opt. Call	A	3,920,175
7,750	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E, 3.000%, 8/01/50 (UB) (4)	8/31 at 100.00	Aa3	8,145,327
15,000	Oak Grove School District, Santa Clara County, California, General Obligation Bonds, Election of 2008, Series 2021G-2, 0.000%, 6/01/46 – BAM Insured	8/28 at 63.20	AA	7,690,650
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	32,699,272
6,195	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Refunding Capital Appreciation, Series 2020, 0.000%, 8/01/43 – AGM Insured	8/28 at 66.68	AA	3,471,059
5,975	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	11/21 at 100.00	N/R (7)	6,400,898
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,430,388
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,273,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
$ 500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	$605,305
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	602,675
2,000	Perris Union High School District, Riverside County, California, General Obligation Bonds, 2012 Election, Series 2021C, 3.000%, 9/01/45 (UB) (4)	9/29 at 100.00	Aa3	2,097,620
5,325	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.000%, 8/01/41	No Opt. Call	Aa2	3,396,711
2,000	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2021F, 3.000%, 8/01/48 – BAM Insured (UB) (4)	8/31 at 100.00	AA	2,131,440
3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	3,749,217
	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2011B:
11,810	0.000%, 8/01/38	No Opt. Call	Aa2	8,130,358
10,650	0.000%, 8/01/40	No Opt. Call	Aa2	6,841,347
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	3,413,410
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (5)	8/36 at 100.00	AA	19,581,900
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,159,383
1,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,939,713
675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	777,823
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	5,243,404
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A	7,302,360
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A	6,076,600
805	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	3/22 at 100.00	N/R	818,782
6,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	A+	6,944,460
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	9,525,840
2,500	5.000%, 7/01/47	7/27 at 100.00	A+	3,008,450
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	4,295,162
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,565,865

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
$ 1,815	5.000%, 9/01/36	9/26 at 100.00	AA	$2,144,822
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,241,881
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2020M-2, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	AAA	10,580,900
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C:
7,150	0.000%, 7/01/39	No Opt. Call	Aa2	4,836,403
2,800	0.000%, 7/01/42	No Opt. Call	Aa2	1,718,220
1,350	0.000%, 7/01/43	No Opt. Call	Aa2	802,575
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B:
5,000	5.000%, 5/01/41 (AMT)	5/26 at 100.00	A1	5,857,700
12,300	5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	14,334,174
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	15,123,348
3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	3,634,920
8,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	9,756,560
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
2,515	5.000%, 5/01/45 (AMT)	5/29 at 100.00	A1	3,060,478
14,470	5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	17,503,057
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	14,805,959
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	10,890,232
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (ETM) (AMT)	No Opt. Call	A2 (7)	2,038,740
	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1:
2,270	3.000%, 6/15/46 (UB) (4)	6/31 at 100.00	AA+	2,407,834
5,040	2.500%, 6/15/55 (UB) (4)	6/31 at 100.00	AA+	4,750,654
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA	4,597,522
5,325	Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic Center Project, Green Series 2020, 2.500%, 4/01/52 (UB) (4)	4/30 at 100.00	AA+	5,199,277
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	304,961
5,000	Temecula Valley Unified School District, California, General Obligation Bonds, Series 2021D, 3.000%, 8/01/47 (UB) (4)	8/29 at 100.00	Aa1	5,304,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021A Class 1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	$6,122,025
20,385	University of California, General Revenue Bonds, Limited Project Series 2021Q, 3.000%, 5/15/51 (UB) (4)	5/31 at 100.00	AA-	21,549,799
1,360	University of California, General Revenue Bonds, Taxable Series 2021BI, 1.372%, 5/15/28	No Opt. Call	AA	1,339,097
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	4,112,955
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,135,250
3,520	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2021A-1, 3.000%, 8/01/46 – AGM Insured (UB) (4)	8/31 at 100.00	AAA	3,688,819
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,381,102
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,290,127
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,614,451
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,616,876
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,359,300
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa2	6,489,123
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	11,313,000
1,430,133	Total California			1,472,532,513
	Colorado – 5.1%
2,500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	2,676,700
880	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	962,878
17,840	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41 (Pre-refunded 8/01/26)	8/26 at 100.00	AA+ (7)	21,614,766
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	4.000%, 12/01/29	9/24 at 103.00	N/R	530,235
1,310	5.000%, 12/01/39	9/24 at 103.00	N/R	1,402,617
1,350	5.000%, 12/01/48	9/24 at 103.00	N/R	1,434,902
575	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 0.000%, 12/01/49, 144A	6/25 at 99.64	N/R	478,814
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	542,005

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 750	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	$818,153
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	11/21 at 100.00	N/R	500,570
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
7,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	7,402,010
9,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	9,445,860
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,979,945
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,549,514
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	11/21 at 100.00	BB+	2,071,422
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,310,408
15,915	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2021A, 3.000%, 11/15/51 (UB) (4)	11/31 at 100.00	AA	16,792,871
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,776,318
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,505,140
18,055	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	20,480,870
4,775	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	5,816,762
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (7)	12,667,440
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	789,569
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (7)	7,169,959
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	3,271,260
1,750	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,886,378
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,724,720
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,073,060
850	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	885,071

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 500	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/39	3/25 at 103.00	N/R	$544,865
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,477,100
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,828,360
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	12,884,840
13,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	16,389,494
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA-	22,717,110
15,750	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	AA-	18,374,265
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,693,340
3,130	5.000%, 12/01/30	12/26 at 100.00	Baa2	3,662,820
3,310	5.000%, 12/01/31	12/26 at 100.00	Baa2	3,861,247
5,005	5.000%, 12/01/33	12/26 at 100.00	Baa2	5,809,303
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	653,637
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	546,087
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	537,445
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	11,364,342
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	17,747
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	340,494
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	16,337
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	19,869
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	9,225,886
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,358,604
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,069,227
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,957	5.250%, 12/01/24	No Opt. Call	N/R	2,069,273
1,365	6.000%, 12/01/38	12/24 at 100.00	N/R	1,409,130

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fossil Ridge Metropolitan District 3, Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020:
$ 1,000	2.250%, 12/01/38 – BAM Insured	12/30 at 100.00	AA	$988,540
750	2.375%, 12/01/39 – BAM Insured	12/30 at 100.00	AA	750,555
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
3,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	3,224,970
3,160	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	3,399,970
2,240	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,409,680
	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B:
3,300	4.000%, 3/01/45	3/30 at 100.00	AA	3,847,107
1,975	4.000%, 3/01/49	3/30 at 100.00	AA	2,293,646
845	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	931,917
2,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	2,173,540
4,000	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	4,314,320
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	1,860,267
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,569,355
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,812,447
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,073,039
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,473,614
1,470	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,583,852
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
4,950	5.000%, 12/01/39	12/24 at 103.00	N/R	5,409,607
15,845	5.000%, 12/01/49	12/24 at 103.00	N/R	17,179,783
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	702,218
3,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	4,073,755
830	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	903,223
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,442,758

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 2,810	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	$3,002,682
4,250	Prairie Center Metropolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	4,614,650
2,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	2,661,575
13,580	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	AA-	20,708,142
2,170	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	AA-	2,727,907
1,300	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	1,473,004
1,175	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,281,185
	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021:
1,000	4.000%, 12/01/41 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	1,019,550
775	4.000%, 12/01/51 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	784,192
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
1,750	4.000%, 7/15/35	1/31 at 100.00	A-	2,089,937
1,350	3.000%, 7/15/37	1/31 at 100.00	A-	1,428,719
1,000	4.000%, 7/15/39	No Opt. Call	A-	1,284,870
1,000	4.000%, 7/15/40	No Opt. Call	A-	1,290,900
500	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	545,545
2,380	South Sloans Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/44 – AGM Insured	12/29 at 100.00	AA	2,693,232
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
555	4.000%, 12/01/29	12/24 at 103.00	N/R	601,026
500	5.000%, 12/01/38	12/24 at 103.00	N/R	546,905
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	A3	679,006
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,407,726
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,860	4.375%, 12/01/30	9/24 at 103.00	N/R	1,988,693
2,070	5.000%, 12/01/39	9/24 at 103.00	N/R	2,232,267
3,640	5.000%, 12/01/49	9/24 at 103.00	N/R	3,898,840

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,585	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	$6,017,335
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
500	5.125%, 12/01/34	12/23 at 103.00	N/R	539,985
2,000	5.375%, 12/01/39	12/23 at 103.00	N/R	2,161,680
5,000	5.500%, 12/01/48	12/23 at 103.00	N/R	5,393,200
3,500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	3,819,375
2,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	2,900,475
3,000	Windler Public Improvement Authority, Aurora, Colorado, Limited Tax Supported Revenue Bonds, Series 2021A-1, 4.125%, 12/01/51	9/26 at 103.00	N/R	2,981,640
385,587	Total Colorado			433,623,445
	Connecticut – 0.5%
3,065	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	Aa3	3,945,820
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	949,913
4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	4,733,325
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	12,990,010
4,000	Connecticut State Health & Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Obligated Group, Series 2021A, 4.000%, 7/01/51 (UB) (4)	7/31 at 100.00	N/R	4,559,280
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA-	1,939,081
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
2,500	4.000%, 5/01/36	5/30 at 100.00	AA-	2,970,475
2,550	4.000%, 5/01/39	5/30 at 100.00	AA-	2,999,284
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,444,775
36,650	Total Connecticut			42,531,963
	Delaware – 0.2%
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB	1,094,040
	Delaware Health Facilities Authority, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,905	4.375%, 6/01/48	12/28 at 100.00	BBB	2,156,346
8,300	5.000%, 6/01/48	12/28 at 100.00	BBB	9,824,876

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
$ 600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB-	$ 666,732
11,805	Total Delaware			13,741,994
	District of Columbia – 0.8%
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A:
440	5.000%, 10/01/38	10/29 at 100.00	AA+	561,224
1,100	5.000%, 10/01/39	10/29 at 100.00	AA+	1,401,686
1,355	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2019B, 5.000%, 10/01/37	10/29 at 100.00	AA+	1,729,834
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
480	4.000%, 10/01/35	10/29 at 100.00	A-	554,774
1,635	4.000%, 10/01/38	10/29 at 100.00	A-	1,873,923
8,100	4.000%, 10/01/49 (UB) (4)	10/29 at 100.00	A-	9,097,839
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	10,209,500
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	3,080,674
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	Aa3	10,537,442
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	Aa3	3,722,070
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	3,716,790
3,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	Aa3	4,411,155
6,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT) (UB) (4)	10/31 at 100.00	Aa3	7,517,315
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
765	4.000%, 10/01/33	10/30 at 100.00	AA	915,927
1,145	4.000%, 10/01/34	10/30 at 100.00	AA	1,367,176
1,175	4.000%, 10/01/35	10/30 at 100.00	AA	1,400,471
1,260	4.000%, 10/01/36	10/30 at 100.00	AA	1,497,409
1,120	4.000%, 10/01/37	10/30 at 100.00	AA	1,326,920
1,145	4.000%, 10/01/39	10/30 at 100.00	AA	1,348,501
57,935	Total District of Columbia			66,270,630

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida – 7.6%
$ 24,445	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A	$28,002,236
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
300	5.000%, 11/15/23	No Opt. Call	BBB	325,626
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,467,831
415	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	11/21 at 100.00	N/R	415,386
5,530	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT)	10/29 at 100.00	A1	6,263,057
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A:
4,345	5.000%, 9/01/44	9/29 at 100.00	A1	5,377,589
9,735	5.000%, 9/01/49	9/29 at 100.00	A1	11,978,528
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
2,250	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A1	2,584,980
9,870	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A1	11,287,135
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	1,181,934
245	5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	264,958
8,450	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	9,049,105
2,845	5.000%, 12/15/55, 144A	7/26 at 100.00	N/R	3,040,252
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,336,380
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	1,223,784
15,660	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (8), (9)	6/28 at 100.00	N/R	8,574,007
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	532,800
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	616,466
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	658,556
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,859,404
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
2,090	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	2,556,363
375	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	454,054
1,000	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,206,530
1,015	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	1,221,157
6,130	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,729,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	$1,263,240
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,092,320
10,000	County of Miami-Dade FL Water & Sewer System Revenue, Florida, Revenue Bonds, 4.000%, 10/01/51 (UB) (4)	10/31 at 100.00	A+	11,594,200
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
3,145	4.000%, 8/15/45	2/30 at 100.00	BBB+	3,551,994
2,235	4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	AA	2,583,124
17,750	4.000%, 8/15/50	2/30 at 100.00	BBB+	19,813,792
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	2,957,096
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	2,247,380
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A:
1,070	5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	1,217,671
1,700	5.000%, 6/15/55, 144A	6/27 at 100.00	BBB	1,928,871
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,756,328
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
225	5.500%, 6/15/22, 144A	No Opt. Call	N/R	228,220
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	512,170
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,123,705
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44 (Pre-refunded 6/15/23)	6/23 at 100.00	N/R (7)	2,271,880
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,620,090
315	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	347,272
83,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	90,376,161
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
37,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	38,619,504
2,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	2,038,820

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
$ 450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	$528,156
1,450	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,703,315
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27 (Pre-refunded 4/01/22)	4/22 at 100.00	A- (7)	6,961,296
11,185	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,676,916
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,277,300
1,000	5.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,055,620
3,000	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	3,166,860
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	891,358
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	Aa3	3,514,865
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000	4.000%, 8/01/45	2/31 at 100.00	A	2,314,620
4,985	4.000%, 8/01/50	2/31 at 100.00	A	5,722,431
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	A	10,738,300
16,780	4.000%, 8/01/55	2/31 at 100.00	A	19,111,916
6,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A	7,355,725
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,789,943
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,849,895
	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2021A:
2,510	4.000%, 10/01/38	10/31 at 100.00	AA+	3,058,686
870	4.000%, 10/01/39	10/31 at 100.00	AA+	1,057,102
4,285	3.000%, 10/01/40	10/31 at 100.00	AA+	4,653,167
2,885	3.000%, 10/01/41	10/31 at 100.00	AA+	3,123,128
555	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	11/21 at 100.00	BB-	556,060
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	890,365
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,396,986
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (7)	7,864,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Series 2021B:
$ 3,850	4.000%, 11/15/46	11/31 at 100.00	A-	$4,408,481
14,225	3.000%, 11/15/51	11/31 at 100.00	A-	14,508,077
5,210	4.000%, 11/15/51	11/31 at 100.00	A-	5,928,042
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	6,944,012
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	7,688,315
860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,030,538
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,083,152
	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A:
2,250	4.000%, 10/01/38	10/30 at 100.00	A	2,646,720
1,750	4.000%, 10/01/40	10/30 at 100.00	A	2,048,515
	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A:
6,990	5.000%, 7/01/46	7/29 at 100.00	AA	8,697,937
7,575	5.000%, 7/01/47	7/29 at 100.00	AA	9,417,694
6,000	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series 2021A-1, 4.000%, 10/01/45 – AGM Insured (AMT) (UB) (4)	10/31 at 100.00	N/R	6,928,680
	Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Subordinate Series 2021B-1:
4,000	4.000%, 10/01/46 (AMT) (UB) (4)	10/31 at 100.00	N/R	4,608,680
5,375	4.000%, 10/01/50 (AMT) (UB) (4)	10/31 at 100.00	N/R	6,169,210
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (7)	23,231,214
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
13,500	3.000%, 10/01/51	4/31 at 100.00	AA-	14,369,535
7,750	3.000%, 10/01/51 (UB) (4)	4/31 at 100.00	AA-	8,249,177
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,145,200
325	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB+	400,215
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
560	5.000%, 7/01/29	No Opt. Call	N/R	626,534
180	5.000%, 7/01/39	7/29 at 100.00	N/R	204,964
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,063,967
1,002	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,088,593

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
$ 5,000	5.250%, 11/15/39	11/26 at 103.00	N/R	$5,524,350
1,015	5.500%, 11/15/49	11/26 at 103.00	N/R	1,123,097
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,134,250
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,427,411
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	546,380
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
13,442	0.000%, 9/01/45	9/30 at 54.56	A+	5,775,086
29,185	0.000%, 9/01/49	9/30 at 46.08	A+	10,503,098
18,422	0.000%, 9/01/53	9/30 at 38.62	A+	5,517,573
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	35,968
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
440	4.000%, 7/01/38	7/30 at 100.00	A2	511,729
445	4.000%, 7/01/45	7/30 at 100.00	A2	506,450
12,685	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A+	14,390,118
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	187,110
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	11/21 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	11/21 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	11/21 at 100.00	N/R	434,004
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	11/21 at 100.00	N/R	208,918
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	11/21 at 100.00	N/R	3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	254,720
1,490	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,512,812
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A+	2,831,605
3,000	5.000%, 10/15/47	10/27 at 100.00	A+	3,546,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	$14,775,280
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
470	5.125%, 5/01/36	5/28 at 100.00	N/R	519,820
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,040,410
637,686	Total Florida			652,403,487
	Georgia – 0.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,887,700
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	752,910
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	Aa3	2,287,840
5,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2021A, 4.000%, 2/15/51	2/31 at 100.00	A	5,683,900
16,925	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	19,212,921
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,529,225
700	5.000%, 1/01/36	7/28 at 100.00	A	854,588
770	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	835,781
10,000	Georgia State Road and Tollway Authority, Guaranteed Revenue Bonds, Series 2021A, 3.000%, 7/15/49 (UB) (4)	7/31 at 100.00	AAA	10,742,900
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	979,373
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,265,300
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	5,938,600
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B:
1,000	4.000%, 9/01/38	9/30 at 100.00	AA	1,197,470
2,000	4.000%, 9/01/39	9/30 at 100.00	AA	2,388,640
2,000	4.000%, 9/01/40	9/30 at 100.00	AA	2,383,320
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,166,320
65,225	Total Georgia			72,106,788

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
$ 885	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	$1,108,259
885	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	1,130,269
2,065	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,387,367
2,020	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,261,612
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	BB (7)	1,031,567
	Guam AB Won Pat International Airport Authority, Revenue Bonds, Series 2013C:
835	6.375%, 10/01/43 (Pre-refunded 10/01/23) (AMT)	10/23 at 100.00	Baa2 (7)	933,338
775	6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	842,526
1,475	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,781,741
9,960	Total Guam			11,476,679
	Hawaii – 0.1%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,622,160
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,076,010
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	5,212,206
7,045	Total Hawaii			7,910,376
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,387,423
205	5.000%, 9/01/37	9/26 at 100.00	BB+	233,011
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	2,990,740
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,756,903
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
1,290	4.000%, 7/15/38	7/31 at 100.00	A+	1,539,447
1,000	4.000%, 7/15/39	7/31 at 100.00	A+	1,189,980
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,278,800
11,480	Total Idaho			13,376,304
	Illinois – 7.4%
1,330	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, School Series 2017, 5.000%, 2/01/36 – AGM Insured	2/27 at 100.00	AA	1,577,207

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
$ 1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	$1,307,238
705	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	711,803
1,275	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999, 8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,298,320
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	82,421,748
625	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	649,200
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,346,220
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540	5.000%, 12/01/34	12/22 at 100.00	BB	4,730,090
3,000	4.000%, 12/01/35	12/22 at 100.00	BB	3,081,180
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	2,390,920
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	42,392,580
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
4,000	5.000%, 12/01/35	12/30 at 100.00	BB	5,008,680
2,000	5.000%, 12/01/41	12/30 at 100.00	BB	2,466,040
3,475	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35	No Opt. Call	AAA	5,017,691
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
1,250	5.000%, 12/01/45 (UB) (4)	12/29 at 100.00	A+	1,535,112
2,220	4.000%, 12/01/50 (UB) (4)	12/29 at 100.00	A+	2,530,489
1,815	5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	2,198,183
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	2,117,115
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,718,600
12,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	14,296,500
1,270	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,308,151
7,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012B, 5.000%, 1/01/31 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (7)	7,081,060
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
2,390	4.000%, 1/01/35	1/30 at 100.00	A	2,816,448
5,000	4.000%, 1/01/36	1/30 at 100.00	A	5,864,650
3,000	4.000%, 1/01/38	1/30 at 100.00	A	3,500,520

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	$3,587,104
900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	967,365
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	10,800,653
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,039,066
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,495,136
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	11/21 at 100.00	BBB+	403,744
5,660	5.000%, 1/01/40	11/21 at 100.00	BBB+	5,712,978
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,009,270
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,480,052
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,333,530
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,477,141
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,058,476
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,880,725
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	805,082
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,482,806
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A:
50	5.000%, 1/01/27	No Opt. Call	BBB+	59,785
6,000	5.000%, 1/01/30	No Opt. Call	BBB+	7,607,580
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,478,850
715	Chicago, Illinois, General Obligation Bonds, Variable Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	803,610
3,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A	3,291,660
7,595	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	7,756,698
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A	5,672,500
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
2,450	4.000%, 10/01/40	10/30 at 100.00	BBB+	2,809,096
3,140	4.000%, 10/01/50	10/30 at 100.00	BBB+	3,513,534
1,450	4.000%, 10/01/55	10/30 at 100.00	BBB+	1,615,169
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (7)	2,490,754

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	$3,987,545
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,678,941
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,645	5.000%, 8/15/32	8/30 at 100.00	AA-	2,143,205
1,250	5.000%, 8/15/33	8/30 at 100.00	AA-	1,620,687
9,780	3.250%, 8/15/49 (UB) (4)	8/30 at 100.00	AA-	10,599,955
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Refunding Series 2021A, 3.000%, 7/15/40	7/31 at 100.00	AA+	5,320,700
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,396,719
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A	10,485,400
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	951,761
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,741
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	A3	1,273,391
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A:
4,300	4.000%, 8/15/40	8/31 at 100.00	AA-	5,093,823
4,210	4.000%, 8/15/41	8/31 at 100.00	AA-	4,972,347
29,145	3.000%, 8/15/48 (UB) (4)	8/31 at 100.00	AA-	30,697,263
17,275	Illinois Housing Development Authority, Housing Revenue Bonds, MBS Pass Through Program, Series 2017A, 3.125%, 2/01/47	3/26 at 100.00	Aaa	18,419,610
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (4)	6/21 at 100.00	AA+	4,007,120
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,072,608
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/24	No Opt. Call	BBB	5,679,600
1,560	5.000%, 12/01/32	12/27 at 100.00	BBB	1,854,216
3,725	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB	4,087,293
7,985	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/31	3/22 at 100.00	BBB	8,128,890
	Illinois State, General Obligation Bonds, March Series 2021A:
2,250	4.000%, 3/01/38	3/31 at 100.00	BBB	2,588,062
1,300	4.000%, 3/01/40	3/31 at 100.00	BBB	1,486,537
11,065	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB	14,013,933

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 11,625	5.000%, 11/01/27	No Opt. Call	BBB	$14,169,364
3,000	5.000%, 11/01/28	11/27 at 100.00	BBB	3,628,800
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/28	No Opt. Call	BBB	2,470,360
3,500	5.000%, 10/01/33	10/28 at 100.00	BBB	4,221,630
500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB	509,390
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	BBB	1,547,957
12,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	AA-	15,720,750
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB+	903,805
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
1,280	5.000%, 6/15/23	6/22 at 100.00	BBB+	1,322,138
10,180	5.000%, 6/15/52	6/22 at 100.00	BBB+	10,515,126
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB+	6,100,866
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
5,000	4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	5,647,450
7,000	5.000%, 6/15/50	12/29 at 100.00	BBB+	8,413,090
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A:
3,490	4.000%, 12/15/42 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	3,966,594
5,180	4.000%, 12/15/47 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	5,823,926
3,055	4.000%, 6/15/52 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	3,422,975
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,500	0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	1,042,700
1,225	5.000%, 6/15/53	12/25 at 100.00	BBB+	1,383,993
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	8,020,185
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
10,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	7,321,200
22,500	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB+	15,243,300
1,838	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	1,991,418
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	867,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	$5,424,016
3,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitization Bonds, Second Lien Series 2020A, 5.000%, 1/01/30	No Opt. Call	AA-	3,864,030
1,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/36	1/28 at 100.00	AA-	1,201,930
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,603,899
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	3,965,686
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A+	5,226,050
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,110,400
574,848	Total Illinois			639,230,384
	Indiana – 1.6%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	2,175,060
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	7,963,519
825	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/40	12/27 at 103.00	N/R	892,295
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	4,002,571
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,531,597
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A2	5,650,700
3,600	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A2	4,088,916
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,817,694
2,830	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A	12/27 at 103.00	N/R	2,906,835
640	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	705,862
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
9,215	5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	9,864,565
6,250	5.250%, 1/01/51 (AMT)	7/23 at 100.00	A-	6,716,063
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	17,909,361

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	$8,979,920
2,200	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	AA+	2,618,484
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	7,980,818
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	28,765,195
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,560,080
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,427,174
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,589,968
	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013:
175	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	186,958
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,335,513
117,545	Total Indiana			134,669,148
	Iowa – 0.3%
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,369,840
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	2,048,700
1,490	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	1,513,363
10,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	11,230,315
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,205,572
21,785	Total Iowa			23,367,790
	Kansas – 0.1%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,718,010
1,320	5.000%, 12/01/41	12/26 at 100.00	Ba1	1,499,890
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,500	5.000%, 3/01/44	3/29 at 100.00	BB-	1,538,505
3,500	5.000%, 3/01/49	3/29 at 100.00	BB-	3,581,760
660	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	11/21 at 100.00	BBB	660,257
8,480	Total Kansas			8,998,422

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky – 1.2%
$ 230	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB+	$261,988
10,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A1	10,235,600
5,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	5,120,400
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,063,289
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,100,812
6,565	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	AA	7,989,014
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,745	5.000%, 7/01/27	7/25 at 100.00	BBB+	3,110,360
2,100	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,332,911
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,252,507
2,175	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,381,625
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2020A Forward Delivery:
1,000	5.000%, 9/01/34	9/29 at 100.00	Baa1	1,232,100
725	5.000%, 9/01/35	9/29 at 100.00	Baa1	890,576
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,428,200
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,026,975
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,832,040
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A:
1,000	4.000%, 11/01/35	11/28 at 100.00	A1	1,144,540
1,250	4.000%, 11/01/36	11/28 at 100.00	A1	1,428,463
760	Kentucky State University, Certificates of Participation, Series 2021, 4.000%, 11/01/46 – BAM Insured	11/31 at 100.00	AA	879,464
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	AA	3,193,470
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,839,848
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,147,189
5,415	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A+	5,655,480
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	13,779,690

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$ 8,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 1.358%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR *0.67% reference rate + 1.300% spread) (6)	3/25 at 100.00	A1	$ 8,205,760
90,535	Total Kentucky			100,532,301
	Louisiana – 1.5%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
2,770	5.000%, 12/01/25	No Opt. Call	BB	3,169,711
1,455	5.000%, 12/01/26	No Opt. Call	BB	1,702,583
1,525	5.000%, 12/01/27	No Opt. Call	BB	1,818,806
1,605	5.000%, 12/01/28	No Opt. Call	BB	1,946,945
2,930	5.000%, 12/01/29	No Opt. Call	BB	3,607,416
1,700	5.000%, 12/01/34	12/29 at 100.00	BB	2,045,049
2,625	5.000%, 12/01/39	12/29 at 100.00	BB	3,113,827
21,235	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49	5/30 at 100.00	A	24,212,996
2,400	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A	2,732,232
23,975	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	25,471,280
	Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A	17,364,946
5,710	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A	6,510,770
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	2,285,557
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (7)	1,178,468
6,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2020E, 5.000%, 4/01/44 (AMT)	4/30 at 100.00	A	8,150,490
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	2,606,280
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	661,365
6,425	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	8,372,674
2,930	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,328,158
4,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	4,068,600
1,650	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	1,724,250
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,265,355

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 1,225	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Health System Project, Refunding Series 2021, 4.000%, 2/01/38 (WI/DD, Settling 10/21/21)	2/31 at 100.00	A-	$ 1,407,844
114,120	Total Louisiana			128,745,602
	Maine – 0.1%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
2,355	4.000%, 7/01/45	7/30 at 100.00	A+	2,708,415
2,755	4.000%, 7/01/50	7/30 at 100.00	A+	3,139,460
1,420	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.300%, 11/15/46 (UB) (4)	11/30 at 100.00	AA+	1,332,343
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	494,491
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,073,720
7,990	Total Maine			8,748,429
	Maryland – 0.9%
10,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	10,588,300
1,030	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	1,211,929
735	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	870,681
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B:
3,360	2.100%, 9/01/41 (UB) (4)	3/30 at 100.00	Aa1	3,263,232
2,000	2.150%, 9/01/43 (UB) (4)	3/30 at 100.00	Aa1	1,929,700
4,090	Maryland Department of Transportation, Special Transportation Project Revenue Bonds, Series 2021B, 4.000%, 8/01/51 (AMT)	8/31 at 100.00	A1	4,693,275
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	535,667
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,064,619
3,885	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	11/21 at 100.00	BB-	3,925,365
1,500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	1,510,590
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2021A:
5,860	3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	A+	6,154,465
4,140	2.500%, 7/01/51 (UB) (4)	7/31 at 100.00	N/R	3,904,103
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (4)	2/25 at 100.00	A	16,352,973

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 8,390	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA (7)	$10,074,460
10,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A, 5.000%, 5/01/50	No Opt. Call	AA	14,679,200
70,690	Total Maryland			80,758,559
	Massachusetts – 2.1%
10,000	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (4)	10/28 at 100.00	AA	9,962,600
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,854,365
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,084,740
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/37 (8)	11/21 at 100.00	N/R	1,957,500
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,656,913
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,570,075
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,387,056
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,438,227
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
10,000	5.000%, 7/01/43	7/28 at 100.00	A	12,053,500
6,750	5.000%, 7/01/53	7/28 at 100.00	A	8,085,555
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	11,900,191
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,733,880
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,104,987
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
1,400	4.000%, 7/01/46	7/31 at 100.00	A-	1,622,824
355	5.000%, 7/01/50	7/31 at 100.00	A-	446,203
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	3,032,175
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,153,071
920	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	1,060,052

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
$ 3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	$4,279,473
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,568,810
18,045	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	Aa2	21,117,703
	Massachusetts Port Authority, Revenue Bonds, Series 2021E:
7,000	5.000%, 7/01/46 (AMT)	7/31 at 100.00	Aa2	8,795,430
12,500	5.000%, 7/01/51 (AMT)	7/31 at 100.00	Aa2	15,637,125
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,327,886
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,160,600
9,775	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/49 (UB) (4)	3/30 at 100.00	Aa1	10,300,406
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B:
7,500	3.000%, 4/01/49 (UB) (4)	4/31 at 100.00	Aa1	7,949,700
10,000	2.125%, 4/01/51 (UB) (4)	4/31 at 100.00	Aa1	9,020,500
160,890	Total Massachusetts			178,261,547
	Michigan – 1.5%
2,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond Series 2021A, 5.000%, 4/01/46	4/31 at 100.00	BB-	2,422,480
8,385	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51 (UB) (4)	7/31 at 100.00	AA	8,787,648
3,755	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,959,910
2,485	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,020,890
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
2,500	4.000%, 11/01/45	11/30 at 100.00	AA	2,890,425
9,730	4.000%, 11/01/50 (UB) (4)	11/30 at 100.00	AA	11,195,046
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,670	4.000%, 2/15/47	8/29 at 100.00	AA-	19,057,478
8,570	4.000%, 2/15/50	8/29 at 100.00	AA-	9,755,488
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (7)	173,524
9,970	5.000%, 12/01/45	6/26 at 100.00	AA-	11,773,673
105	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	BB-	105,000

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	$3,141,325
85,205	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	11,363,791
1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	11/21 at 100.00	BBB-	1,252,500
13,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 3.000%, 10/15/51 (UB) (4)	10/31 at 100.00	Aa2	14,426,100
19,200	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2021I, 4.000%, 10/15/46	10/31 at 100.00	Aa2	22,697,856
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,521,450
191,220	Total Michigan			131,544,584
	Minnesota – 0.9%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	327,242
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project, Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	162,632
270	5.000%, 7/01/47	7/24 at 102.00	N/R	289,891
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,265,622
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	249,688
675	5.250%, 1/01/46	1/23 at 100.00	N/R	657,335
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,583,021
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,272,012
	Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A:
3,295	5.000%, 7/01/41	7/31 at 100.00	N/R	3,676,759
11,160	5.000%, 7/01/56	7/31 at 100.00	N/R	12,212,611
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,824,595
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,668,905
6,778	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	7,074,082
17,904	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47	1/27 at 100.00	Aaa	18,294,483
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	524,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A	$1,195,920
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,099,247
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	2,954,125
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	277,688
3,750	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (7)	4,146,112
77,282	Total Minnesota			81,756,825
	Mississippi – 0.4%
1,290	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44 (UB) (4)	6/26 at 100.00	A	1,280,660
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	AA (7)	5,425,050
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A+	1,151,970
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
3,255	5.000%, 10/15/31	10/28 at 100.00	A+	4,055,307
2,415	5.000%, 10/15/32	10/28 at 100.00	A+	3,002,763
1,030	5.000%, 10/15/33	10/28 at 100.00	A+	1,277,149
2,450	5.000%, 10/15/36	10/28 at 100.00	A+	3,018,571
7,000	4.000%, 10/15/38	10/28 at 100.00	A+	7,997,080
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,706,595
26,870	Total Mississippi			30,915,145
	Missouri – 3.1%
3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	3,971,377
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
645	4.000%, 3/01/41	3/31 at 100.00	BBB-	726,186
2,005	3.000%, 3/01/46	3/31 at 100.00	BBB-	2,025,070
530	4.000%, 3/01/46	3/31 at 100.00	BBB-	589,800
2,500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 6.000%, 3/01/38	3/29 at 100.00	AA+	3,329,075
5,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A2	6,056,100

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
$ 18,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	$21,731,580
42,615	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	51,075,356
2,475	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	AA	2,977,648
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	16,102,500
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,665,347
11,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/51 (UB) (4)	7/31 at 100.00	AA	11,567,270
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000	4.000%, 6/01/50	6/30 at 100.00	A+	5,725,600
18,620	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	19,365,731
35,000	4.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	39,992,050
7,416	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	7,859,942
2,840	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	3,018,244
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,548,485
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,643,371
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020:
2,500	5.000%, 10/01/40 – AGM Insured (UB) (4)	10/30 at 100.00	AA	3,127,275
1,190	5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	AA	1,465,866
5,770	5.000%, 10/01/49 – AGM Insured (UB) (4)	10/30 at 100.00	AA	7,048,113
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	3,985,900
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,408,130
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,673,562
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	5,058,550
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	4,193,940
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,347,740
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/22 at 100.00	N/R	515,200
1,349	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	11/21 at 100.00	N/R	700,509
243,463	Total Missouri			262,495,517

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.2%
$ 1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	$2,222,992
2,505	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	2,986,636
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,060,447
13,545	Total Montana			16,270,075
	Nebraska – 0.7%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,912,322
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	4,169,120
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,981,147
1,590	Douglas County, Nebraska, Educational Facilities Revenue Bonds, Creighton University Projects, Series 2021A, 3.000%, 7/01/51 (UB) (4)	1/32 at 100.00	A2	1,663,919
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (4)	2/26 at 100.00	A+	21,322,459
10,000	5.000%, 2/01/49 (UB) (4)	2/26 at 100.00	A+	11,513,000
10,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 3.000%, 7/15/54 (UB) (4)	7/31 at 100.00	Aa1	10,446,400
7,500	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 4.000%, 7/15/62 (UB) (4)	7/31 at 100.00	Aa1	8,672,775
56,370	Total Nebraska			63,681,142
	Nevada – 0.8%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	320,303
750	5.000%, 9/01/30	9/27 at 100.00	A-	901,463
730	5.000%, 9/01/32	9/27 at 100.00	A-	872,430
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,330,647
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,362,393
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,318,504
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/30	7/29 at 100.00	Aa3	6,410,750
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,779,533
2,515	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A, 5.500%, 1/01/34	7/24 at 100.00	BBB-	2,761,344

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$ 1,125	4.000%, 9/01/25	No Opt. Call	N/R	$1,219,253
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,909,188
2,500	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	Aa3	2,786,525
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (4)	6/26 at 100.00	Aa1	23,409,200
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
260	5.000%, 6/01/23	No Opt. Call	N/R	275,860
200	4.250%, 6/01/24	6/23 at 103.00	N/R	214,408
1,675	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,847,341
1,765	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021, 3.000%, 6/01/41	6/31 at 100.00	N/R	1,791,634
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
330	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	335,336
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	817,579
61,185	Total Nevada			70,663,691
	New Hampshire – 0.6%
8,625	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	10,263,350
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,561,180
4,420	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B1	4,679,366
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,223,960
725	5.000%, 8/01/36	2/28 at 100.00	A	884,971
17,040	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	26,386,099
39,980	Total New Hampshire			51,998,926
	New Jersey – 3.5%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,772,211
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,805,205

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Essex County Improvement Authority, New Jersey, Friends of TEAM Charter Schools Inc -2021 Project, Social Series 2021:
$ 1,100	4.000%, 6/15/51	6/31 at 100.00	BBB	$1,217,634
3,030	4.000%, 6/15/56	6/31 at 100.00	BBB	3,340,424
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,346,494
3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	Baa3	3,598,132
9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	Baa1	11,137,704
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
5,500	5.000%, 6/15/36	12/29 at 100.00	Baa1	6,895,845
5,000	5.000%, 6/15/49	12/29 at 100.00	Baa1	6,118,300
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019MMM:
1,155	5.000%, 6/15/34	12/29 at 100.00	Baa1	1,454,549
2,580	4.000%, 6/15/35	12/29 at 100.00	Baa1	3,001,778
1,665	4.000%, 6/15/36	12/29 at 100.00	Baa1	1,931,250
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
4,735	4.000%, 6/15/46	12/30 at 100.00	Baa1	5,432,323
3,875	4.000%, 6/15/50	12/30 at 100.00	Baa1	4,432,768
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
530	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	553,352
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,720,158
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,489,204
1,640	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	1,852,167
	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021:
2,500	3.000%, 7/01/38	7/31 at 100.00	AA-	2,671,900
2,660	3.000%, 7/01/40	7/31 at 100.00	AA-	2,822,845
4,780	3.000%, 7/01/51	7/31 at 100.00	AA-	4,971,582
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,199,910
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Series 2021A:
19,460	3.000%, 7/01/51	7/31 at 100.00	AA-	20,205,902
1,250	4.000%, 7/01/51	7/31 at 100.00	AA-	1,451,900
4,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	4,915,665

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	$1,668,152
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
3,950	4.000%, 7/01/37	7/29 at 100.00	A+	4,606,767
1,030	4.000%, 7/01/44	7/29 at 100.00	A+	1,178,897
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
10,565	5.000%, 6/01/28	No Opt. Call	A3	13,262,456
6,655	5.000%, 6/01/29	No Opt. Call	A3	8,523,125
10,650	4.000%, 6/01/30	No Opt. Call	A3	12,990,337
3,715	4.000%, 6/01/31	No Opt. Call	A3	4,568,298
6,380	3.000%, 6/01/32	No Opt. Call	A3	7,177,181
4,925	4.000%, 6/01/32	No Opt. Call	A3	6,121,283
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,736,016
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,214,293
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
2,670	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	3,072,155
2,315	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,655,305
2,500	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,860,250
2,285	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,607,642
1,880	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,138,218
19,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	Baa1	21,614,089
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/41	6/25 at 100.00	Baa1	5,177,925
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
5,500	5.000%, 6/15/44	12/28 at 100.00	Baa1	6,720,010
4,000	5.000%, 6/15/50	12/28 at 100.00	Baa1	4,863,080
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
4,785	4.000%, 6/15/45	12/30 at 100.00	Baa1	5,496,769
15,230	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	Baa1	15,649,282
680	4.000%, 6/15/50	12/30 at 100.00	Baa1	777,879
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
2,120	4.000%, 6/15/34	6/31 at 100.00	Baa1	2,522,652
1,815	4.000%, 6/15/35	6/31 at 100.00	Baa1	2,153,643
2,090	4.000%, 6/15/36	6/31 at 100.00	Baa1	2,470,819

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	$3,804,825
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	1,816,496
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,160	5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	1,456,148
600	5.000%, 11/01/45	11/30 at 100.00	BBB+	738,030
6,250	4.000%, 11/01/50	11/30 at 100.00	BBB+	7,059,125
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A:
1,250	5.000%, 11/01/45 – BAM Insured	11/30 at 100.00	AA	1,552,675
1,100	4.000%, 11/01/50 – BAM Insured	11/30 at 100.00	AA	1,263,669
26,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	30,678,201
259,735	Total New Jersey			298,534,894
	New Mexico – 0.1%
3,915	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	4,466,937
1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.350%, 7/01/51	7/30 at 100.00	Aaa	949,860
4,915	Total New Mexico			5,416,797
	New York – 18.5%
11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	12,879,857
4,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	3,641,700
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB	555,810
250	5.000%, 6/01/35	6/24 at 103.00	BBB	277,453
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,701,821
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,955,500
2,310	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,606,881
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
1,790	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	1,842,322
4,800	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	4,935,168

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
$ 1,300	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	$1,388,504
3,035	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,180,194
30,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 4.000%, 3/15/47	3/31 at 100.00	AA+	34,747,500
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB	3,916,850
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,219,407
3,930	Dormitory Authority of the State of New York, Revenue Bonds, Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35	7/30 at 100.00	Aa3	4,438,070
7,595	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	8,739,491
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	119,329
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	356,958
2,790	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A, 5.000%, 10/01/33	10/27 at 100.00	AA-	3,413,453
4,450	Dormitory Authority of the State of New York, Revenue Bonds, State University of New York Dormitory Facilities, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,392,199
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	611,380
175	5.000%, 7/01/32	7/27 at 100.00	A+	212,807
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	7,869,525
13,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	AA+	15,904,485
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
12,500	3.000%, 3/15/42	9/30 at 100.00	AA+	13,288,875
3,000	3.000%, 3/15/49 (UB) (4)	9/30 at 100.00	AA+	3,145,770
15,000	3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	15,703,950
4,850	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/42 (UB) (4)	3/31 at 100.00	AA+	5,171,507
14,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/38	3/28 at 100.00	AA+	17,231,060
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	9,887,040
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,330,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B:
$ 1,115	4.760%, 2/01/27	No Opt. Call	N/R	$1,161,830
1,255	5.570%, 2/01/41	2/30 at 100.00	N/R	1,417,648
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,539,597
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.530%, 2/01/40	2/30 at 100.00	N/R	1,129,230
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
475	4.050%, 2/01/31	2/30 at 100.00	A2	481,750
885	4.450%, 2/01/41	2/30 at 100.00	A2	897,248
1,560	4.600%, 2/01/51	2/30 at 100.00	A2	1,577,113
130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	11/21 at 100.00	AA-	130,547
5,320	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	7,831,466
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	7,843,550
1,235	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2021, 3.000%, 9/01/40	9/31 at 100.00	A	1,323,093
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
11,000	4.750%, 11/15/45 (UB) (4)	5/30 at 100.00	A3	12,917,300
9,015	5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	A3	10,805,649
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (4)	11/30 at 100.00	A3	4,443,440
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/32	5/24 at 100.00	A3	4,434,760
17,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45 (Mandatory Put 5/15/30) (UB) (4)	No Opt. Call	A3	22,565,220
15,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35 (UB) (4)	11/25 at 100.00	A3	17,508,273
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,710,296
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,217,120
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,215,260
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	8,098,544

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
$ 1,685	3.000%, 12/01/37	12/30 at 100.00	BBB+	$1,796,446
1,000	3.000%, 12/01/40	12/30 at 100.00	BBB+	1,046,120
1,880	4.000%, 12/01/46	12/30 at 100.00	BBB+	2,129,645
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019:
1,055	4.000%, 1/01/30	1/26 at 103.00	N/R	1,160,310
1,215	5.000%, 1/01/40	1/26 at 103.00	N/R	1,369,803
9,265	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	9,601,783
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	254,033
300	5.000%, 7/01/24	No Opt. Call	A-	336,114
210	5.000%, 7/01/26	7/24 at 100.00	A-	235,158
4,500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Tender Option Bond Trust 2021-XL0183, 2.450%, 11/01/45 (UB) (4)	9/29 at 100.00	N/R	4,332,240
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
3,000	5.750%, 10/01/37 (8)	11/21 at 100.00	N/R	2,400,000
1,000	5.875%, 10/01/46 (8)	11/21 at 100.00	N/R	800,000
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,645	3.000%, 1/01/40 – AGM Insured	1/31 at 100.00	AA	1,762,321
600	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	629,280
6,450	3.000%, 1/01/46 – AGM Insured (UB) (4)	1/31 at 100.00	AA	6,764,760
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
1,615	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,738,548
1,155	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,239,534
8,665	4.000%, 3/01/45	9/30 at 100.00	AA	9,770,394
9,840	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	11,307,931
2,635	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	AA	2,771,177
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,198,160
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,052,850
21,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	27,037,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
$ 9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	$11,505,186
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,516,243
5,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	6,139,796
16,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	18,669,920
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
10,500	5.000%, 6/15/48	6/30 at 100.00	AA+	13,173,825
9,375	4.000%, 6/15/50	6/30 at 100.00	AA+	10,805,250
19,000	5.000%, 6/15/50	6/30 at 100.00	AA+	23,763,680
10,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	11,750,366
3,585	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series AA-1, 3.000%, 6/15/51 (UB) (4)	6/31 at 100.00	AA+	3,750,125
8,965	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2022 Series BB-1, 3.000%, 6/15/44	12/31 at 100.00	AA+	9,501,645
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,746,280
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,084,250
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,386,480
13,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	13,688,870
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2022 Subseries S-1A:
2,460	4.000%, 7/15/34	7/31 at 100.00	AA	2,973,254
3,690	4.000%, 7/15/35	7/31 at 100.00	AA	4,442,243
3,075	4.000%, 7/15/36	7/31 at 100.00	AA	3,682,651
3,075	4.000%, 7/15/37	7/31 at 100.00	AA	3,664,385
1,540	4.000%, 7/15/40	7/31 at 100.00	AA	1,819,110
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,654,428
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	14,842,080
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	8,891,141
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,353,360

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	$5,868,800
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries A-1:
4,895	5.000%, 11/01/31	No Opt. Call	AAA	6,645,501
12,155	5.000%, 11/01/34	11/31 at 100.00	AAA	16,026,975
12,405	4.000%, 11/01/35	11/31 at 100.00	AAA	15,018,982
11,505	4.000%, 11/01/36	11/31 at 100.00	AAA	13,864,675
13,840	4.000%, 11/01/37	11/31 at 100.00	AAA	16,579,628
7,665	4.000%, 11/01/38	11/31 at 100.00	AAA	9,141,279
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries B-1:
12,315	4.000%, 8/01/45	8/31 at 100.00	AAA	14,357,566
12,000	3.000%, 8/01/48	8/31 at 100.00	AAA	12,626,040
3,565	4.000%, 8/01/48	8/31 at 100.00	AAA	4,128,947
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A:
2,750	5.000%, 12/01/32	12/30 at 100.00	A	3,575,028
1,600	4.000%, 12/01/33	12/30 at 100.00	A	1,924,448
1,250	4.000%, 12/01/35	12/30 at 100.00	A	1,492,050
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	AA	17,994,814
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	AA	8,512,140
9,775	5.000%, 4/01/43	4/28 at 100.00	AA	11,792,169
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,016,650
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	AA	4,686,426
13,695	5.000%, 12/01/44	12/28 at 100.00	AA	16,773,362
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	AA	22,698,238
20,000	4.000%, 8/01/44	8/29 at 100.00	AA	23,061,000
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
3,830	4.000%, 8/01/36	8/30 at 100.00	AA	4,552,989
5,145	4.000%, 8/01/37	8/30 at 100.00	AA	6,093,018
8,100	4.000%, 8/01/40	8/30 at 100.00	AA	9,508,266
8,590	4.000%, 8/01/41	8/30 at 100.00	AA	10,048,496

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1:
$ 3,350	3.000%, 3/01/35	3/31 at 100.00	AA	$3,667,011
4,500	5.000%, 3/01/37	3/31 at 100.00	AA	5,759,685
3,500	5.000%, 3/01/39	3/31 at 100.00	AA	4,456,375
4,500	4.000%, 3/01/40	3/31 at 100.00	AA	5,257,845
15,940	3.000%, 3/01/51	3/31 at 100.00	AA	16,641,360
2,610	3.000%, 3/01/51 (UB) (4)	3/31 at 100.00	AA	2,724,840
12,500	New York City, New York, General Obligation Bonds, Fiscal 2022 Series A-1, 4.000%, 8/01/50 (UB) (4)	8/31 at 100.00	AA	14,378,375
25,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	28,195,449
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	1,116,450
3,100	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Refunding Green Series 2021A, 3.000%, 11/15/51 (UB) (4)	11/31 at 100.00	A	3,167,177
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,462,141
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,023,270
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,506,782
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
9,015	3.000%, 6/15/38	6/29 at 100.00	AAA	9,869,802
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	29,616,840
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,168,450
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,596,469
20,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	23,230,200
10,000	New York State Thruway Authority, 3.000%, 3/15/48 (UB) (4)	3/31 at 100.00	AA+	10,538,600
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
1,935	4.000%, 1/01/41	1/30 at 100.00	A2	2,235,486
21,500	4.000%, 1/01/45	1/30 at 100.00	A2	24,574,930
26,835	4.000%, 1/01/50	1/30 at 100.00	A2	30,536,083
5,000	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2021A-1, 3.000%, 3/15/50 (UB) (4)	3/31 at 100.00	AA+	5,255,000
7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	7,282,660

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C:
$ 10,900	3.000%, 3/15/48	9/30 at 100.00	AA+	$11,360,634
10,375	3.000%, 3/15/48 (UB) (4)	9/30 at 100.00	AA+	10,813,447
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E:
11,945	3.000%, 3/15/47 (UB) (4)	3/30 at 100.00	AA+	12,433,431
9,590	3.000%, 3/15/48 (UB) (4)	3/30 at 100.00	AA+	9,974,943
2,500	3.000%, 3/15/50 (UB) (4)	3/30 at 100.00	AA+	2,595,875
	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,375	4.000%, 10/31/46 (AMT)	10/31 at 100.00	BBB-	1,563,224
12,240	4.000%, 4/30/53 (AMT)	10/31 at 100.00	BBB-	13,804,639
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,777,395
14,340	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	15,912,955
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
5,005	5.000%, 8/01/26 (AMT)	10/21 at 100.00	B	5,015,210
12,710	5.000%, 8/01/31 (AMT)	10/21 at 100.00	B	12,735,420
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
3,815	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B	4,534,623
6,425	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	8,094,022
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A:
380	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	431,194
360	4.000%, 12/01/40 (AMT)	12/30 at 100.00	Baa1	407,891
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C:
1,505	4.000%, 12/01/39	12/30 at 100.00	Baa1	1,726,446
1,200	4.000%, 12/01/40	12/30 at 100.00	Baa1	1,373,448
1,160	4.000%, 12/01/41	12/30 at 100.00	Baa1	1,313,712
1,620	4.000%, 12/01/42	12/30 at 100.00	Baa1	1,835,023

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
$ 5,090	5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	$5,145,074
4,500	5.000%, 1/01/23 (AMT)	No Opt. Call	Baa3	4,745,430
200	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	219,204
20,500	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	24,631,775
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
6,710	4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	7,851,505
10,440	5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	13,058,770
5,475	5.000%, 10/01/40 (AMT)	10/30 at 100.00	Baa3	6,779,857
5,730	4.375%, 10/01/45 (AMT)	10/30 at 100.00	Baa3	6,650,181
12,355	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49	9/29 at 100.00	Aa3	14,179,833
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
1,500	4.000%, 7/15/40 (AMT)	7/30 at 100.00	Aa3	1,743,735
2,000	4.000%, 7/15/45 (AMT)	7/30 at 100.00	Aa3	2,294,460
10,050	4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	11,475,291
15,000	4.000%, 7/15/55 (AMT)	7/30 at 100.00	Aa3	17,064,000
875	4.000%, 7/15/55 (AMT) (UB) (4)	7/30 at 100.00	Aa3	995,400
5,485	4.000%, 7/15/60 (AMT) (UB) (4)	7/30 at 100.00	Aa3	6,216,425
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,780	4.000%, 7/15/46 (AMT)	7/31 at 100.00	Aa3	3,189,744
7,000	4.000%, 7/15/51 (AMT)	7/31 at 100.00	Aa3	7,995,330
1,500	4.000%, 7/15/51 (AMT) (UB) (4)	7/31 at 100.00	Aa3	1,713,285
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,468,152
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,893,850
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,450,793
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,637,426
5,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46 (UB) (4)	11/29 at 100.00	AA-	5,281,300
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055	5.000%, 11/15/49	11/30 at 100.00	AA-	5,135,941
2,850	4.000%, 11/15/54	11/30 at 100.00	AA-	3,298,818

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A:
$ 17,000	5.000%, 11/15/51	5/31 at 100.00	AA-	$21,452,130
24,040	4.000%, 11/15/56	5/31 at 100.00	AA-	27,809,472
7,145	5.000%, 11/15/56	5/31 at 100.00	AA-	8,994,840
4,115	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-1A, 5.000%, 5/15/51	11/31 at 100.00	AA+	5,217,450
	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Series 2021C-3:
4,000	0.000%, 5/15/51 (UB) (4)	11/31 at 100.00	AA+	4,660,320
8,440	3.000%, 5/15/51	11/31 at 100.00	AA+	8,766,797
7,175	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	9,011,226
9,905	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	10,828,542
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	A-	9,273,040
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	5,943,860
1,373,350	Total New York			1,583,478,800
	North Carolina – 0.4%
2,735	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	Aa3	2,916,549
3,080	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, 3.000%, 7/01/46 (AMT) (UB) (4)	7/31 at 100.00	Aa3	3,242,994
5,000	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Refunding Series 2021A, 3.000%, 6/01/48 (UB) (4)	6/31 at 100.00	AA+	5,314,650
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (7)	1,014,200
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	365,418
890	5.000%, 10/01/37	10/24 at 102.00	N/R	962,998
1,100	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/51	9/28 at 103.00	BBB	1,256,904
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,177,484
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,131,841
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,847,759

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A:
$ 3,075	5.000%, 5/01/30 (AMT)	No Opt. Call	Aa3	$3,949,807
2,750	5.000%, 5/01/34 (AMT)	5/30 at 100.00	Aa3	3,476,632
1,000	5.000%, 5/01/35 (AMT)	5/30 at 100.00	Aa3	1,261,280
2,710	5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	3,406,361
30,920	Total North Carolina			35,324,877
	North Dakota – 0.2%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	2,672,554
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured (Pre-refunded 11/01/22)	11/22 at 100.00	AA (7)	2,138,259
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	Baa2	2,112,621
3,535	5.000%, 12/01/32	12/21 at 100.00	Baa2	3,561,831
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
3,375	3.000%, 12/01/46 – AGM Insured	12/31 at 100.00	AA	3,446,955
295	4.000%, 12/01/46	12/31 at 100.00	Baa2	336,244
5,825	3.000%, 12/01/51 – AGM Insured	12/31 at 100.00	AA	5,925,772
1,200	4.000%, 12/01/51	12/31 at 100.00	Baa2	1,360,236
20,975	Total North Dakota			21,554,472
	Ohio – 1.8%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
380	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	BBB+	443,878
780	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	BBB+	904,543
2,750	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	2,826,312
15,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,402,850
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
6,500	3.000%, 6/01/48	6/30 at 100.00	BBB+	6,654,570
2,000	4.000%, 6/01/48	6/30 at 100.00	BBB+	2,225,620
43,430	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	49,197,070
750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	757,433
3,770	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A	4,394,764

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,370	Cleveland, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2021A, 3.000%, 12/01/49	6/30 at 100.00	AA+	$2,506,536
	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Refunding Subordinate Lien Series 2021A-1:
2,000	3.000%, 10/01/43	10/30 at 100.00	AA	2,133,880
3,400	3.000%, 10/01/44	10/30 at 100.00	AA	3,598,968
3,505	3.000%, 10/01/45	10/30 at 100.00	AA	3,700,158
1,500	3.000%, 10/01/46	10/30 at 100.00	AA	1,568,970
5,000	Franklin City School District, Warren County, Ohio, General Obligation Bonds, School Improvement Series 2021A, 3.000%, 11/01/50	11/30 at 100.00	Aa2	5,283,650
11,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49	No Opt. Call	AA	16,694,700
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (7)	5,858,936
635	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	717,467
250	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41	2/31 at 100.00	A+	296,525
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	4,625
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	11,506,200
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	3,125
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	1,086,190
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,230,026
750	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/50	1/30 at 100.00	A3	898,718
3,495	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/46	1/26 at 100.00	A	4,011,561
7,235	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	8,850,503
1,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (8)	No Opt. Call	N/R	1,875
700	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	875
7,625	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (8)	No Opt. Call	N/R	9,531
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,120,540
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,075,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 525	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 5.000%, 12/01/22	No Opt. Call	BB-	$537,700
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
1,330	5.000%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,402,379
670	5.000%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	705,657
1,800	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,897,956
910	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	958,430
160,655	Total Ohio			150,467,901
	Oklahoma – 0.3%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A1	1,777,642
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,475	5.500%, 8/15/52	8/28 at 100.00	Baa3	3,018,559
11,720	5.500%, 8/15/57	8/28 at 100.00	Baa3	14,293,946
811	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 0.000%, 8/01/52 (8)	8/27 at 100.00	N/R	12,166
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	10,174,710
25,566	Total Oklahoma			29,277,023
	Oregon – 0.2%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,710,230
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	1,996,351
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,723,136
1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	1,232,350
215	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	10/21 at 100.00	Aaa	215,312
9,925	Yamhill County School District 29J Newberg, Oregon, General Obligation Bonds, Series 2021A, 0.000%, 6/15/51	6/31 at 58.37	Aa1	4,445,606
23,095	Total Oregon			19,322,985
	Pennsylvania – 3.4%
315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	322,828
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,130,490

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
$ 4,540	4.000%, 7/15/38	7/29 at 100.00	A	$5,279,430
2,555	4.000%, 7/15/39	7/29 at 100.00	A	2,964,209
1,070	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B	1,170,612
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
260	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	275,852
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	353,163
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
5,565	5.000%, 5/01/28, 144A	No Opt. Call	N/R	6,626,245
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,847,541
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,296,780
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	5,908,518
455	3.500%, 4/01/41 (8)	No Opt. Call	N/R	569
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)	No Opt. Call	N/R	4,688
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47 (Mandatory Put 4/01/21)	4/31 at 100.00	N/R	2,364,818
8,775	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	8,951,290
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
150	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (7)	171,624
1,395	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,534,905
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,406,383
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,293,638
1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,231,340
3,790	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43 (Pre-refunded 12/01/26)	12/26 at 100.00	A2 (7)	4,637,899

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
$ 4,000	4.000%, 9/01/36 (UB) (4)	9/28 at 100.00	A	$4,578,000
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,645,751
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,552,186
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
1,000	4.000%, 9/01/37 (UB) (4)	9/29 at 100.00	A	1,155,220
2,240	4.000%, 9/01/44	9/29 at 100.00	A	2,547,440
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,074,774
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,460,951
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	2,597,281
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	2,597,281
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,746,839
2,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	Caa1	1,920,725
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34 (Pre-refunded 3/01/22)	3/22 at 100.00	A (7)	4,588,650
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	12,166,620
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,363,387
3,865	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/37	11/22 at 100.00	BB+	3,952,272
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
1,000	4.000%, 8/15/34	8/29 at 100.00	AA	1,182,210
1,000	4.000%, 8/15/35	8/29 at 100.00	AA	1,180,100
1,500	4.000%, 8/15/36	8/29 at 100.00	AA	1,765,185
2,000	4.000%, 8/15/37	8/29 at 100.00	AA	2,347,120
4,225	4.000%, 8/15/38	8/29 at 100.00	AA	4,947,095
2,495	4.000%, 8/15/39	8/29 at 100.00	AA	2,914,559
3,345	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	3,791,691
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,397,492

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	$18,570,000
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
3,180	5.000%, 6/01/42	6/27 at 100.00	A3	3,762,926
4,540	5.250%, 6/01/47	6/27 at 100.00	A3	5,490,131
29,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	35,870,970
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
1,500	3.000%, 12/01/42	12/30 at 100.00	A	1,580,115
10,070	3.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	10,607,839
1,700	4.000%, 12/01/44	12/30 at 100.00	A	1,985,277
1,000	4.000%, 12/01/46	12/30 at 100.00	A	1,155,940
1,590	4.000%, 12/01/50	12/30 at 100.00	A	1,834,240
16,550	3.000%, 12/01/51 (UB) (4)	12/31 at 100.00	A	17,193,133
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,053,150
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,743,087
2,230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	2,389,735
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
1,265	4.000%, 8/01/36 – AGM Insured	8/30 at 100.00	AA	1,496,963
1,615	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	AA	1,905,345
1,500	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	AA	1,760,685
1,750	4.000%, 8/01/40 – AGM Insured	8/30 at 100.00	AA	2,049,600
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
4,525	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	AA	5,229,678
3,365	5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	4,137,066
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,374,709
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,253,256
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,275,718
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A2	4,807,360
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (7)	9,334,192

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	11/21 at 100.00	AA	$ 2,406,912
259,900	Total Pennsylvania			289,516,178
	Puerto Rico – 2.2%
3,600	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/42, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	3,979,368
23,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	27,812,067
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
6,695	5.000%, 7/01/22, 144A	No Opt. Call	N/R	6,909,575
6,250	5.000%, 7/01/24, 144A	No Opt. Call	N/R	6,959,375
11,340	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	14,522,004
22,420	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	28,272,068
5,020	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	5,712,358
3,745	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	4,094,858
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,968	4.500%, 7/01/34	7/25 at 100.00	N/R	7,663,406
72,283	0.000%, 7/01/46	7/28 at 41.38	N/R	23,864,232
39,000	0.000%, 7/01/51	7/28 at 30.01	N/R	9,319,050
3,129	4.750%, 7/01/53	7/28 at 100.00	N/R	3,508,955
31,279	5.000%, 7/01/58	7/28 at 100.00	N/R	35,556,716
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,126,260
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
3,000	4.329%, 7/01/40	7/28 at 100.00	N/R	3,334,230
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,222,820
240,804	Total Puerto Rico			184,857,342
	South Carolina – 0.9%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,091,504
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	10,766,100
2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA	2,983,575
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,580,290
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)	6/22 at 100.00	A (7)	7,369,194

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 3,000	South Carolina Public Service Authority, Revenue Obligation Bonds, Improvement Series 2021B, 4.000%, 12/01/51 (UB) (4)	12/31 at 100.00	A	$3,482,340
7,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	8,709,750
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,649,854
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,555,891
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,875,550
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,199,380
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	4,926,303
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	6,003,315
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,639,840
4,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	Aa3	4,225,480
2,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 – AGM Insured	4/30 at 100.00	AA	2,877,475
67,660	Total South Carolina			76,935,841
	South Dakota – 0.1%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
5,710	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	AA-	5,950,277
4,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	AA-	5,473,104
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	AA-	1,046,236
11,420	Total South Dakota			12,469,617
	Tennessee – 4.7%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	887,190
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	AA+	3,476,143
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,614,650
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,586,910
1,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,061,030

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$ 100	5.000%, 8/01/31	8/29 at 100.00	BBB+	$126,307
100	5.000%, 8/01/32	8/29 at 100.00	BBB+	125,921
105	5.000%, 8/01/33	8/29 at 100.00	BBB+	131,820
100	5.000%, 8/01/35	8/29 at 100.00	BBB+	124,939
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	123,928
835	5.000%, 8/01/44	8/29 at 100.00	BBB+	1,017,172
2,310	5.000%, 8/01/49	8/29 at 100.00	BBB+	2,790,388
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	580,470
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,030,910
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB	556,650
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB	1,743,651
8,775	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	AA-	8,855,203
665	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/27	9/24 at 100.00	Aa2	751,497
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	559,541
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	937,125
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, School Improvement Series 2019:
1,000	5.000%, 6/01/37	6/29 at 100.00	Aa1	1,254,900
1,000	5.000%, 6/01/38	6/29 at 100.00	Aa1	1,254,660
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,883,936
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,437,221
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,396,750
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,243,891
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,789,912
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,005,115
2,000	5.000%, 7/01/36	7/28 at 100.00	A	2,437,380
2,395	5.000%, 7/01/37	7/28 at 100.00	A	2,911,913
1,375	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,594,918

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
$ 1,000	4.000%, 4/01/35	4/26 at 100.00	AA	$1,125,870
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,589,625
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA+	1,762,950
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA+	3,332,443
4,785	5.000%, 9/01/42	9/25 at 100.00	AA+	5,549,069
6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA+	6,746,460
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425	4.000%, 9/01/40 (UB) (4)	9/29 at 100.00	AA+	1,678,678
3,385	4.000%, 9/01/45 (UB) (4)	9/29 at 100.00	AA+	3,942,273
2,950	4.000%, 9/01/50 (UB) (4)	9/29 at 100.00	AA+	3,427,900
5,180	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	5,984,609
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	774,312
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	308,983
140	5.000%, 12/01/25	No Opt. Call	Aa3	165,551
175	5.000%, 12/01/26	No Opt. Call	Aa3	213,117
3,825	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding 2015, 5.000%, 4/01/36	4/25 at 100.00	A2	4,311,387
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A2	3,478,271
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,224,080
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,219,430
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,035,260
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	11/21 at 100.00	Baa2 (7)	2,972,644
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	11/21 at 100.00	AAA	10,513,315
1,270	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	10/21 at 100.00	N/R	1,271,003
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,488,440

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
$ 2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	$2,178,940
310	5.000%, 4/01/36	4/27 at 100.00	BBB	356,946
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A+	3,512,402
5,815	5.000%, 1/01/47	1/27 at 100.00	A+	6,856,176
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
3,030	5.000%, 11/15/37	2/29 at 100.00	A	3,731,415
7,500	4.000%, 11/15/43	2/29 at 100.00	A	8,524,275
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,496,904
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,661,927
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,120,150
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
485	4.000%, 3/01/22 (AMT) (ETM)	No Opt. Call	A+ (7)	492,173
1,000	4.000%, 3/01/28 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	1,014,790
2,000	5.000%, 3/01/32 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	2,037,740
1,335	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/21 at 100.00	N/R	1,352,702
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	7,172,280
4,730	Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light , Gas and Water Division Series 2020A, 4.000%, 12/01/50	12/30 at 100.00	Aa2	5,564,041
3,270	Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas & Water Division, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	Aa1	3,852,616
1,400	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%, 12/01/31	12/27 at 100.00	Aa1	1,725,066
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B:
1,000	5.000%, 10/01/35 (UB) (4)	10/30 at 100.00	AA+	1,306,050
1,420	5.000%, 10/01/36 (UB) (4)	10/30 at 100.00	AA+	1,847,917
1,500	5.000%, 10/01/37 (UB) (4)	10/30 at 100.00	AA+	1,944,675
2,250	5.000%, 10/01/38 (UB) (4)	10/30 at 100.00	AA+	2,907,630
2,560	5.000%, 10/01/39 (UB) (4)	10/30 at 100.00	AA+	3,299,686
2,120	5.000%, 10/01/40 (UB) (4)	10/30 at 100.00	AA+	2,726,553
2,000	Memphis, Tennessee, Water System Revenue Bonds, Memphis Light, Gas & Water Divsion Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AAA	2,365,580

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 215	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	$208,787
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Refunding Series 2020A:
1,040	4.000%, 7/01/35	7/30 at 100.00	A2	1,236,799
450	4.000%, 7/01/36	7/30 at 100.00	A2	533,394
455	4.000%, 7/01/37	7/30 at 100.00	A2	537,701
375	4.000%, 7/01/38	7/30 at 100.00	A2	442,065
635	4.000%, 7/01/39	7/30 at 100.00	A2	746,633
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,409,190
4,715	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	11/21 at 100.00	AA+	4,726,363
1,035	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1, 5.000%, 7/01/26	11/21 at 100.00	A+	1,038,343
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	A+	1,444,694
660	5.000%, 11/01/27	11/21 at 100.00	A+	662,138
1,300	5.000%, 11/01/28	11/21 at 100.00	A+	1,304,173
1,295	5.000%, 11/01/29	11/21 at 100.00	A+	1,299,157
1,495	5.000%, 11/01/30	11/21 at 100.00	A+	1,499,754
710	5.000%, 11/01/31	11/21 at 100.00	A+	712,244
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,550,805
1,340	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,385,386
1,210	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,250,983
2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Series 2020A, 4.000%, 11/01/55	11/25 at 102.00	BBB-	2,125,900
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
1,000	4.625%, 6/15/27, 144A (8)	No Opt. Call	N/R	600,000
1,900	0.000%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,140,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
$ 610	5.000%, 10/01/30	10/26 at 100.00	BBB	$714,469
640	5.000%, 10/01/31	10/26 at 100.00	BBB	746,874
670	5.000%, 10/01/32	10/26 at 100.00	BBB	780,034
705	5.000%, 10/01/33	10/26 at 100.00	BBB	818,745
745	5.000%, 10/01/34	10/26 at 100.00	BBB	863,448
780	5.000%, 10/01/35	10/26 at 100.00	BBB	902,257
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	3,134,340
2,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58	10/29 at 100.00	BBB	3,012,725
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	563,328
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	3,247,010
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,373,453
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,853,550
5,240	5.000%, 7/01/46 (UB) (4)	7/26 at 100.00	A3	6,134,520
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	459,548
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	6,050,150
495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	512,711
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 18.193%, 7/01/27 (Pre-refunded 7/01/23), 144A (IF) (4)	7/23 at 100.00	AA (7)	3,335,925
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	6,628,485
	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A:
1,000	4.000%, 7/01/49	7/30 at 100.00	A2	1,154,150
5,350	4.000%, 7/01/54	7/30 at 100.00	A2	6,147,257
2,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/44 (AMT)	7/30 at 100.00	A2	2,461,540
1,160	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	11/21 at 100.00	Baa3	1,161,021

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
$ 700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	$768,229
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	650,712
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
3,250	0.000%, 4/01/39	4/31 at 83.61	AA	2,135,380
5,300	0.000%, 4/01/40	4/31 at 81.47	AA	3,375,411
4,850	0.000%, 4/01/41	4/31 at 79.40	AA	2,987,842
4,175	0.000%, 4/01/42	4/31 at 77.25	AA	2,489,928
3,485	0.000%, 4/01/43	4/31 at 75.19	AA	2,014,644
3,275	0.000%, 4/01/44	4/31 at 73.15	AA	1,833,181
4,675	0.000%, 4/01/45	4/31 at 71.11	AA	2,530,157
4,450	0.000%, 4/01/46	4/31 at 69.30	AA	2,336,650
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Series 2020:
1,225	4.000%, 4/01/35 – AGM Insured	4/30 at 100.00	AA	1,451,282
1,485	4.000%, 4/01/40 – AGM Insured	4/30 at 100.00	AA	1,735,475
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A1 (7)	1,027,450
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
700	5.000%, 8/01/40	8/25 at 100.00	A+	799,288
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,142,010
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	BBB-	1,191,971
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,586,865
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	4,917,869
6,225	5.000%, 11/01/34 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	7,359,070
1,500	5.000%, 11/01/35 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,773,270
1,295	5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,530,923
5,000	5.000%, 11/01/40 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	5,910,900
10,000	5.000%, 11/01/45 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	11,821,800
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33 (Pre-refunded 9/01/24)	9/24 at 100.00	AAA	1,136,300
675	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AAA	767,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Tennessee State, General Obligation Bonds, Series 2015A:
$ 1,535	5.000%, 8/01/34 (Pre-refunded 8/01/25)	8/25 at 100.00	AAA	$1,801,461
1,250	5.000%, 8/01/35 (Pre-refunded 8/01/25)	8/25 at 100.00	AAA	1,466,988
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	4,243,439
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,755	5.250%, 9/01/22	No Opt. Call	A2	1,833,343
3,230	5.250%, 9/01/24	No Opt. Call	A2	3,663,078
2,520	5.250%, 9/01/26	No Opt. Call	A2	2,993,281
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,545,116
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
250	5.000%, 2/01/22	No Opt. Call	A	253,828
600	5.000%, 2/01/23	No Opt. Call	A	636,324
100	5.000%, 2/01/24	No Opt. Call	A	110,284
5,090	5.000%, 2/01/27	No Opt. Call	A	6,068,094
10,870	4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	11,416,978
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	517,315
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	4,536,853
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,954,286
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	557,210
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,753,591
310	Williamson County HB & TS Utility District, Tennessee, Waterworks Revenue Bonds, Series 2020, 4.000%, 9/01/41	9/29 at 100.00	AA	360,536
374,945	Total Tennessee			407,352,009
	Texas – 6.5%
8,520	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Great Hearts America - Texas, Series 2021A, 3.000%, 8/15/56 (UB) (4)	8/31 at 100.00	Aaa	8,903,230
6,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Harmony Public Schools, Series 2021A, 3.000%, 2/15/46 (UB) (4)	2/31 at 100.00	AAA	6,358,320
4,035	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%, 8/15/54 (UB) (4)	8/29 at 100.00	AAA	4,174,409
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
125	5.000%, 12/01/46	12/26 at 100.00	BBB-	142,318
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	841,158
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,497,700

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
$ 6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	$7,409,340
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,465,894
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
1,260	3.000%, 2/15/37	2/30 at 100.00	AAA	1,392,514
1,150	3.000%, 2/15/38	2/30 at 100.00	AAA	1,266,897
965	3.000%, 2/15/39	2/30 at 100.00	AAA	1,059,589
765	3.000%, 2/15/40	2/30 at 100.00	AAA	837,537
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,423,888
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	A-	2,832,620
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	A-	1,362,275
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,666,425
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,658,845
	Collin County Community College District, Texas, General Obligation Bonds, Series 2020A:
3,870	4.000%, 8/15/36	8/29 at 100.00	AAA	4,633,164
4,105	4.000%, 8/15/37	8/29 at 100.00	AAA	4,900,959
3,300	4.000%, 8/15/38	8/29 at 100.00	AAA	3,930,960
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (4)	12/25 at 100.00	AA+	14,272,290
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A1 (7)	5,017,950
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,787,424
	Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series 2021:
1,000	3.000%, 3/01/46 – BAM Insured (UB) (4)	3/31 at 100.00	AA	1,060,850
1,625	3.000%, 3/01/51 – BAM Insured (UB) (4)	3/31 at 100.00	AA	1,713,270
	Fort Bend Grand Parkway Toll Road Authority, Texas, Revenue Bonds Series 2021:
1,555	3.000%, 3/01/46 (UB) (4)	3/31 at 100.00	Aa1	1,663,244
1,485	3.000%, 3/01/51 (UB) (4)	3/31 at 100.00	Aa1	1,581,169
5,960	Godley Independent School District, Texas, General Obligation Bonds, School Building Series 2021, 3.000%, 2/15/46 (UB) (4)	2/31 at 100.00	Aaa	6,414,986
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
8,000	4.000%, 10/01/45	4/30 at 100.00	A+	9,209,680
12,420	4.000%, 10/01/49	4/30 at 100.00	A+	14,222,266

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	$1,094,017
5,200	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,285,656
23,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2021A, 3.000%, 10/01/51 (UB) (4)	10/31 at 100.00	AA	24,400,520
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	8,849,075
1,325	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	720,349
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,926,822
7,115	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	8,325,333
9,900	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	11,759,319
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	272,335
430	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	504,407
1,645	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	1,753,356
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	1,173,820
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,717,083
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014:
2,560	5.000%, 9/01/32	9/24 at 100.00	A	2,841,626
335	5.000%, 9/01/34	9/24 at 100.00	A	371,542
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,543,954
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,439,757
	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2021:
9,460	3.000%, 2/15/51	2/31 at 100.00	AAA	10,061,751
5,000	3.000%, 2/15/56 (UB) (4)	2/31 at 100.00	AAA	5,292,050
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017, 5.000%, 11/01/35 (AMT)	11/26 at 100.00	A1	1,188,510
6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	7,040,410

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	$2,155,068
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020:
2,250	5.000%, 5/15/34	5/29 at 100.00	A+	2,834,820
1,120	5.000%, 5/15/35	5/29 at 100.00	A+	1,407,291
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
3,000	5.000%, 5/15/46	5/30 at 100.00	A+	3,725,550
5,795	5.000%, 5/15/51	5/30 at 100.00	A+	7,152,479
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,503,510
4,520	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	4,753,548
4,510	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8), (9)	1/26 at 102.00	N/R	115,764
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	713,811
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	863,234
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	601,470
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,196,316
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,672,109
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	788,590
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB	10,454,690
	New Hope Cultural Education Facilities Finance Corporation, Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project, Series 2021A-1:
20,000	5.250%, 1/01/42	1/28 at 103.00	N/R	19,801,400
19,015	5.500%, 1/01/57	1/28 at 103.00	N/R	18,664,744
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	35,709
360	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	428,504
65	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	77,369
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,055,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
$ 1,275	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	$1,514,509
1,290	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,532,326
2,445	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	2,904,293
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,383,512
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	3,328,320
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	8,600,000
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (7)	16,478,957
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,820,536
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2021B:
17,405	3.000%, 1/01/46 (UB) (4)	1/31 at 100.00	A	18,195,361
13,265	3.000%, 1/01/51 (UB) (4)	1/31 at 100.00	A	13,805,814
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,015,493
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aaa	5,492,915
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba1	704,498
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,926,639
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	410,233
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A2	806,830
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,255,489
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,552,180
3,435	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,226,630
4,535	Temple College District, Bell County, Texas, General Obligation Limited Tax, Series 2021, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	AA-	4,815,580
10,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/32	No Opt. Call	A3	13,392,600

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	$11,358,235
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,570	4.000%, 6/30/35	12/30 at 100.00	Baa2	3,036,224
4,820	4.000%, 12/31/35	12/30 at 100.00	Baa2	5,687,504
1,515	4.000%, 6/30/37	12/30 at 100.00	Baa2	1,776,656
2,650	4.000%, 12/31/38	12/30 at 100.00	Baa2	3,094,802
2,550	4.000%, 12/31/39	12/30 at 100.00	Baa2	2,967,639
7,300	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,141,617
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	9,499,710
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,848,040
2,910	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A	3,064,114
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	A-	11,193,200
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
4,165	3.000%, 8/01/39	8/30 at 100.00	AAA	4,583,333
5,000	3.000%, 8/01/40	8/30 at 100.00	AAA	5,489,650
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,197,220
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,320,425
	Waco Educational Finance Corp, Texas, Revenue Bonds, Baylor University, Series 2021:
1,315	4.000%, 3/01/46 (UB) (4)	3/31 at 100.00	A+	1,526,347
1,315	4.000%, 3/01/51 (UB) (4)	3/31 at 100.00	A+	1,519,640
513,705	Total Texas			554,731,535
	Utah – 0.9%
5,780	Military Installation Development Authority, Utah, Tax Allocation Revenue Bonds, Series 2021A-2, 4.000%, 6/01/52	9/26 at 103.00	N/R	5,846,297
2,600	Red Bridge Public Infrastructure District 1, Utah, Limited Tax General Obligation Bonds, Series 2021A, 4.375%, 2/01/51, 144A	2/26 at 103.00	N/R	2,702,102
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	23,802,400
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A	9,859,763
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	15,359,484

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$ 5,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2021A, 4.000%, 7/01/51 (AMT) (UB) (4)	7/31 at 100.00	A	$5,708,450
	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
125	5.600%, 7/15/22 (ETM)	No Opt. Call	N/R (7)	130,190
850	6.300%, 7/15/32 (Pre-refunded 7/15/22)	7/22 at 100.00	N/R (7)	889,721
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Serier 2021A, 4.000%, 10/15/46	10/31 at 100.00	Aa2	1,156,580
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Providence Hall Projects, Refunding Series 2021A, 4.000%, 10/15/51	10/31 at 100.00	Aa2	1,151,230
1,705	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,834,051
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,152,410
65,850	Total Utah			76,592,678
	Virginia – 1.5%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
705	4.000%, 7/01/38	7/30 at 100.00	AA-	832,337
1,080	4.000%, 7/01/39	7/30 at 100.00	AA-	1,271,776
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	4,932,043
2,430	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	2,578,862
5,600	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	6,094,368
7,930	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51	7/30 at 100.00	AA-	9,152,806
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	10/21 at 100.00	B-	10,126,392
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,070,600
15,620	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2021C, 3.000%, 9/01/46 (UB) (4)	9/31 at 100.00	AA+	16,903,964
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+ (7)	5,830,950
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,325,620
2,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	2,177,980

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$ 3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	$4,051,474
1,740	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	2,070,061
3,365	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	3,985,775
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,684,423
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
3,415	4.000%, 1/01/45	7/27 at 103.00	A	3,852,871
6,340	4.000%, 1/01/51	7/27 at 103.00	A	7,107,837
5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,559,565
13,975	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	14,119,082
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,633,315
7,715	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,986,568
120,170	Total Virginia			131,348,669
	Washington – 1.5%
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,476,191
210	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	253,233
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,450,422
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
10,000	5.000%, 4/01/38 (AMT)	4/29 at 100.00	AA-	12,248,000
7,225	5.000%, 4/01/39 (AMT)	4/29 at 100.00	AA-	8,829,673
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,492,730
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,284,250
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,676,280
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,298,248
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,796,062
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,453,676
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (7)	1,790,288

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
$ 5,180	5.000%, 8/15/34	8/27 at 100.00	BBB-	$6,063,345
1,775	5.000%, 8/15/35	8/27 at 100.00	BBB-	2,074,886
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB-	2,916,225
2,400	5.000%, 8/15/37	8/27 at 100.00	BBB-	2,793,792
5,010	4.000%, 8/15/42	8/27 at 100.00	BBB-	5,429,287
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,817,680
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,692,835
4,640	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Refunding Subordinate Series 2021B Exchange Purchase, 4.000%, 7/01/43	7/31 at 100.00	Baa3	5,227,099
12,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58 (UB) (4)	7/28 at 100.00	Baa1	14,441,760
	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020:
1,000	4.000%, 5/01/45	5/30 at 100.00	A	1,139,060
1,025	4.000%, 5/01/50	5/30 at 100.00	A	1,162,145
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,252,609
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,155,280
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,091,745
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,171,940
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,409,826
8,520	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/36	2/25 at 100.00	Aaa	9,739,979
109,355	Total Washington			125,628,546
	West Virginia – 0.4%
12,460	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	13,541,279
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,624,180
2,375	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	2,987,869
1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,747,510
31,920	Total West Virginia			36,900,838

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 2.4%
$ 1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	$1,342,763
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A:
815	5.000%, 6/15/40, 144A	6/30 at 100.00	Ba1	932,213
1,380	5.000%, 6/15/54, 144A	6/30 at 100.00	Ba1	1,551,603
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
555	4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	598,468
200	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	220,010
2,150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,214,177
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
105	5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (7)	107,696
375	6.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	396,536
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	1,131,106
500	5.125%, 10/01/45 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	524,280

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$ 11	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	$338
10	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	290
9	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	279
9	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	259
9	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	250
12	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	312
11	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	302
11	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	284
11	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	272
11	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	262
549	5.500%, 7/01/56, 144A (8)	3/28 at 100.00	N/R	417,149
12	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	282
11	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	268
11	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	256
11	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	243
11	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	233
10	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	221
10	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	211
10	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	203
10	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	193
11	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	198
128	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	2,222

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 27	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	$864
27	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	819
26	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	799
26	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	775
26	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	734
28	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	789
727	3.750%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	488,080
28	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	753
28	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	728
28	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	703
27	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	678
27	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	657
27	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	635
26	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	611
26	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	595
26	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	572
25	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	548
25	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	530
25	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	512
25	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	499
24	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	479
24	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	449
314	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	5,436
1,650	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,793,006
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,716,598
5,000	6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,345,500
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,924,361
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
585	4.000%, 7/01/46	1/31 at 100.00	BBB	666,959
1,675	4.000%, 7/01/51	1/31 at 100.00	BBB	1,893,990
1,925	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%, 1/01/45	1/30 at 100.00	A	2,181,622

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
$ 29,070	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	AA	$30,915,945
10,930	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	11,535,522
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	8,958,240
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	15,740,760
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,484,583
	Public Finance Authority of Wisconsin, Revenue Bonds, Sky Harbour LLC Obligated Group Aviation Facilities Project, Series 2021:
2,655	4.000%, 7/01/36 (AMT)	7/28 at 100.00	N/R	2,721,402
3,225	4.250%, 7/01/54 (AMT)	7/31 at 100.00	N/R	3,325,394
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,077,800
4,065	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,111,026
1,000	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 0.000%, 1/01/49 (5)	1/28 at 100.00	N/R	686,490
13,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	14,588,203
5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,576,800
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	35,340
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,016,470
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	18,530,100
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (7)	7,291,690
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,948,864
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,036,740
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,632,090
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,228,460
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,727,850
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	487,557

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
$ 2,980	5.000%, 7/01/34	7/24 at 100.00	A	$3,326,604
2,100	4.350%, 7/01/36	10/21 at 100.00	A	2,103,318
3,485	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49	12/29 at 100.00	AA-	3,615,722
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
275	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (7)	299,327
3,175	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (7)	3,455,860
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,193,050
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,590,713
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,381,790
7,841	Wisconsin Housing and Economic Development Authority, Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities Program, Pass Through Series 2017A, 2.690%, 7/01/47	10/26 at 100.00	Aaa	8,189,516
195,996	Total Wisconsin			205,285,886
	Wyoming – 0.0%
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	806,640
2,500	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,522,625
3,300	Total Wyoming			3,329,265
$ 8,731,838	Total Municipal Bonds (cost $8,831,463,172)			9,403,913,043

Shares	Description (1)	Value
	COMMON STOCKS – 0.3%
	Electric Utilities – 0.3%
719,217	Energy Harbor Corp (10), (11), (12)	$ 28,926,188
	Total Common Stocks (cost $14,257,608)	28,926,188

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0%
	Hotels, Restaurants & Leisure – 0.0%
$ 46	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds (cash 7.500%, PIK 7.500%)	7.500%	12/31/23	N/R	45,702
$ 46	Total Corporate Bonds (cost $45,702)				45,702
	Total Long-Term Investments (cost $8,845,766,482)				9,432,884,933

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Florida – 0.2%
$ 18,200	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	11/21 at 103.00	N/R	$ 18,566,730
	Nevada – 0.0%
2,895	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (13)	2/22 at 100.00	Aaa	2,895,174
	Ohio – 0.1%
6,205	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (13)	No Opt. Call	N/R	6,205,000
$ 27,300	Total Short-Term Investments (cost $27,405,515)			27,666,904
	Total Investments (cost $8,873,171,997) – 110.3%			9,460,551,837
	Borrowings – (0.5)%			(45,000,000)
	Floating Rate Obligations – (10.9)%			(936,496,000)
	Other Assets Less Liabilities – 1.1%			96,506,567
	Net Assets – 100%			$ 8,575,562,404

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.7%
	MUNICIPAL BONDS – 96.6%
	National – 0.1%
$ 5,380	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	$6,082,329
4,903	Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, 1.877%, 7/25/37	No Opt. Call	AA+	4,899,266
10,283	Total National			10,981,595
	Alabama – 1.7%
12,235	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26	No Opt. Call	Aa1	14,906,635
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,172,252
5,820	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	6,551,167
2,880	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B, 5.000%, 7/01/37	7/28 at 100.00	A1	3,402,662
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	7,126,551
6,685	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	7,546,763
37,510	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	38,369,354
5,165	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,307,963
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
1,000	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	1,193,300
1,000	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	1,247,270
1,000	5.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	1,289,710
14,455	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	16,286,159
1,195	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	1,287,792
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,194,026
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,880,069
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,513,548
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,991,237

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$ 8,285	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	$8,507,784
12,365	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,335,405
8,505	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	9,231,327
6,825	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	8,031,387
3,860	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,679,864
820	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	849,233
6,433	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	6,924,509
159,928	Total Alabama			176,825,967
	Arizona – 2.0%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,443,360
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
940	5.000%, 8/01/26	No Opt. Call	Aa3	1,134,552
1,000	5.000%, 8/01/29	No Opt. Call	Aa3	1,290,980
6,475	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27 (Pre-refunded 2/01/22)	2/22 at 100.00	AA- (4)	6,574,585
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,475	5.000%, 2/01/27 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,785,133
1,300	5.000%, 2/01/28 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,604,915
1,600	5.000%, 2/01/29 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	2,019,184
1,500	5.000%, 2/01/30 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,925,550
1,470	5.000%, 2/01/31 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,922,451
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	10,596,997
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	16,740,883
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,270,845
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,580	5.000%, 10/01/26 (ETM)	No Opt. Call	Aa2 (4)	6,779,421
16,880	5.000%, 10/01/27 (ETM)	No Opt. Call	Aa2 (4)	21,030,623
12,510	5.000%, 10/01/28 (ETM)	No Opt. Call	Aa2 (4)	15,978,022
21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,191,893

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 2,470	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	$2,570,183
18,100	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	20,220,777
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A+	2,049,080
750	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020, 4.000%, 5/15/26	No Opt. Call	AA	859,305
1,950	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	2,288,110
1,010	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A+	1,171,045
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A:
450	5.000%, 9/01/27	No Opt. Call	A+	557,388
550	5.000%, 9/01/28	No Opt. Call	A+	696,757
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.400%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (5)	4/22 at 100.00	AA-	3,782,155
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)	10/23 at 100.00	AA-	3,273,781
2,510	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB+	2,744,334
	Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B:
3,615	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	4,311,900
4,220	5.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	5,159,878
3,975	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	4,969,744
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	397,066
430	5.000%, 6/01/23	No Opt. Call	A+	463,196
580	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A, 5.000%, 7/01/26	No Opt. Call	AAA	699,863
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,765,937
705	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	766,843
11,845	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/24	12/21 at 100.00	AA+	11,935,851

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
$ 2,090	5.000%, 12/01/32	No Opt. Call	A3	$2,744,985
1,610	5.000%, 12/01/37	No Opt. Call	A3	2,217,920
1,960	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021C-1 TEMPS -85, 1.500%, 12/01/27 (WI/DD, Settling 10/05/21)	12/22 at 100.00	N/R	1,946,260
188,700	Total Arizona			209,881,752
	Arkansas – 0.6%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	15,758,345
11,335	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	13,455,325
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,096,710
	Hot Springs School District 6, Garland County, Arkansas, General Obligation Bonds, Refunding Series 2021:
2,805	2.000%, 6/01/29	12/26 at 100.00	Aa2	2,911,366
2,850	2.000%, 6/01/30	12/26 at 100.00	Aa2	2,929,458
2,905	2.000%, 6/01/31	12/26 at 100.00	Aa2	2,963,216
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	515,160
820	5.000%, 7/01/23	No Opt. Call	A+	872,472
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,805,357
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,660,081
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,164,007
1,005	5.000%, 7/01/30	7/24 at 100.00	A+	1,124,002
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,119,932
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,175	5.000%, 12/01/25	12/24 at 100.00	A	2,478,695
1,820	5.000%, 12/01/27	12/24 at 100.00	A	2,069,213
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	629,838
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,513,464
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,561,408
54,185	Total Arkansas			60,628,049
	California – 4.0%
5,160	California Community Choice Financing Authority, Clean Energy Project Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52 (Mandatory Put 8/01/31)	5/31 at 100.63	A1	6,258,822

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$ 1,225	5.000%, 6/01/31	6/30 at 100.00	A	$1,586,938
1,280	5.000%, 6/01/32	6/30 at 100.00	A-	1,651,443
635	5.000%, 6/01/33	6/30 at 100.00	A-	816,591
740	4.000%, 6/01/34	6/30 at 100.00	A-	887,956
1,235	4.000%, 6/01/35	6/30 at 100.00	A-	1,478,542
1,575	4.000%, 6/01/36	6/30 at 100.00	A-	1,879,132
415	4.000%, 6/01/37	6/30 at 100.00	A-	493,638
2,460	4.000%, 6/01/38	6/30 at 100.00	A-	2,918,864
700	4.000%, 6/01/39	6/30 at 100.00	A-	828,408
965	4.000%, 6/01/40	6/30 at 100.00	A-	1,139,491
2,935	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/26	No Opt. Call	AAA	3,602,712
7,130	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A	7,447,285
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,436,568
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,204,037
195	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	229,884
20,594	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	24,284,733
5,769	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	6,696,488
20,000	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-2, 3.750%, 3/25/35	No Opt. Call	AA+	23,732,800
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,870	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,361,965
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB-	4,864,480
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB-	6,066,450
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,887,236
16,935	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,664,402
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,486,772
5,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,155,585

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$ 1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	$1,737,375
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	3,062,975
4,200	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,724,118
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	2,973,382
3,790	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	4,468,448
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,027,819
10,135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,167,392
10,160	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,199,872
190	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (6)	11/21 at 100.00	N/R	182,502
5,050	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,560,960
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.010%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	N/R (4)	5,000,625
4,110	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	N/R (4)	2,314,670
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22 (ETM)	No Opt. Call	N/R (4)	2,755,683
2,860	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	3,017,615
1,635	5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	1,725,105
1,325	5.000%, 1/01/25 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (4)	1,398,021
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,752,465
2,200	5.000%, 8/01/34 – AGM Insured	8/27 at 100.00	AA	2,689,764
2,280	5.000%, 8/01/35 – AGM Insured	8/27 at 100.00	AA	2,788,030
19,585	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	19,836,471
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,230,190
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,101,510
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,115,312
465	5.000%, 9/01/34	9/24 at 100.00	N/R	509,696

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 2,675	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	11/21 at 100.00	AA	$2,682,517
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,901,455
13,425	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/25 (AMT)	No Opt. Call	Aa3	15,562,797
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	5,486,100
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,060	5.000%, 9/01/24	No Opt. Call	A+	1,196,804
1,230	5.000%, 9/01/25	9/24 at 100.00	A+	1,384,722
985	5.000%, 9/01/26	9/24 at 100.00	A+	1,108,273
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	462,224
5,345	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	6,295,341
12,155	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,088,001
9,710	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,051,761
190	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	11/21 at 100.00	B+	190,507
8,010	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	A2	11,023,122
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	2,087,919
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	4,045,294
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	4,171,395
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,597,474
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
2,115	0.000%, 10/01/34	No Opt. Call	A	1,596,360
2,000	0.000%, 10/01/36	No Opt. Call	A	1,419,820
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,988,862
6,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/23	No Opt. Call	AAA	6,492,000
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,060	5.000%, 1/15/29	1/25 at 100.00	A-	5,749,071
24,000	5.000%, 1/15/34	1/25 at 100.00	A-	27,027,840

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
$ 1,430	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (4)	$1,577,304
2,375	6.250%, 7/01/24	No Opt. Call	Baa2	2,620,789
1,245	Santa Monica-Malibu Unified School District, Los Angeles County, California, General Obligation Bonds, School Faciliites Improvement District 1, Election 2018, Series 2021B, 2.250%, 8/01/47	8/29 at 100.00	AA+	1,174,471
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,748,207
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,540,842
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	2,010,634
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,681,150
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa2	1,723,137
1,415	5.000%, 7/01/25	No Opt. Call	Baa2	1,636,278
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa2	1,567,479
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa2	1,542,094
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa2	1,465,595
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,012,275
377,363	Total California			424,311,136
	Colorado – 2.4%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,442,199
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,636,337
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,159,784
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,631,638
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	9,892,258
1,115	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29	12/25 at 103.00	N/R	1,200,610
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	10,932,500
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,220,375
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,392,018
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,769,995

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39	11/29 at 100.00	AA	$6,325,300
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (4)	4,254,005
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
7,500	5.000%, 8/01/27	No Opt. Call	BBB+	9,222,825
6,730	5.000%, 8/01/28	No Opt. Call	BBB+	8,454,361
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,119,080
5,915	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,505,484
1,800	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,273,526
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
6,475	5.000%, 8/01/27	No Opt. Call	BBB+	7,962,372
7,020	5.000%, 8/01/28	No Opt. Call	BBB+	8,818,664
1,940	5.000%, 8/01/29	No Opt. Call	BBB+	2,482,754
2,025	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,569,502
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,315,350
11,005	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,544,379
12,420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	14,573,131
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/40	12/27 at 103.00	A-	2,303,360
355	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (4)	385,881
14,025	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	14,389,229
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35	1/30 at 100.00	AA-	4,136,313
5,000	4.000%, 1/01/37	1/30 at 100.00	AA-	5,885,650
8,815	4.000%, 1/01/38	1/30 at 100.00	AA-	10,329,858
5,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2013A, 5.500%, 1/01/35	1/24 at 100.00	AA-	5,778,188
2,755	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 2.125%, 11/01/42	5/30 at 100.00	AAA	2,689,155
6,510	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H, 2.000%, 5/01/42	5/30 at 100.00	AAA	6,172,456
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	11/21 at 100.00	BB	1,504,875
11,035	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (4)	11,626,476

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 15,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	$17,084,400
10,770	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	11,401,660
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,500	5.000%, 12/01/31	12/26 at 100.00	Baa2	1,749,810
500	5.000%, 12/01/32	12/26 at 100.00	Baa2	581,840
625	5.000%, 12/01/33	12/26 at 100.00	Baa2	725,438
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopment Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,124,759
395	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	430,242
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
2,215	5.000%, 12/15/21	No Opt. Call	Aa1	2,236,330
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa1	1,544,612
3,467	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,582,347
540	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35, 144A	3/26 at 103.00	N/R	575,618
885	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36	12/25 at 103.00	N/R	953,933
1,145	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,211,582
750	Rampart Range Metropolitan District 5, Lone Tree, Douglas County, Colorado, Limited Tax Supported and Special Revenue Bonds, Series 2021, 4.000%, 12/01/36 (WI/DD, Settling 10/05/21)	10/26 at 102.00	N/R	771,660
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
600	5.000%, 1/15/28	No Opt. Call	A-	737,640
550	5.000%, 7/15/28	No Opt. Call	A-	683,337
750	5.000%, 1/15/29	No Opt. Call	A-	941,183
500	5.000%, 7/15/29	No Opt. Call	A-	632,975
555	5.000%, 1/15/30	No Opt. Call	A-	709,340
445	5.000%, 7/15/30	No Opt. Call	A-	573,507
1,035	5.000%, 1/15/31	No Opt. Call	A-	1,346,639
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,058,120
730	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	817,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior Revenue Bonds, Series 2021:
$ 1,340	5.000%, 7/15/28	No Opt. Call	AA	$1,697,726
1,250	5.000%, 7/15/29	No Opt. Call	AA	1,617,663
2,500	5.000%, 7/15/30	No Opt. Call	AA	3,299,100
2,070	5.000%, 7/15/31	No Opt. Call	AA	2,782,266
227,487	Total Colorado			260,771,412
	Connecticut – 2.2%
3,890	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	4,523,759
1,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	2,190,106
5,570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	6,728,560
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,045	4.000%, 7/01/34	7/29 at 100.00	A-	4,680,227
10,495	4.000%, 7/01/35	7/29 at 100.00	A-	12,119,626
5,000	4.000%, 7/01/36	7/29 at 100.00	A-	5,756,950
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
700	4.000%, 7/01/26	No Opt. Call	BBB+	802,767
700	4.000%, 7/01/27	No Opt. Call	BBB+	817,040
725	4.000%, 7/01/28	No Opt. Call	BBB+	858,994
600	4.000%, 7/01/29	No Opt. Call	BBB+	720,006
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,128,247
11,515	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	11,646,962
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,420,850
5,380	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	5,714,528
8,610	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	8,650,123
21,040	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	21,173,814
7,735	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	7,980,741
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,296,805
1,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,112,089

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39	11/28 at 100.00	AAA	$1,619,510
5,800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.750%, 11/15/37	11/28 at 100.00	AAA	6,087,622
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1:
5,580	2.450%, 5/15/38	5/29 at 100.00	AAA	5,684,569
8,955	3.500%, 11/15/45	5/29 at 100.00	AAA	9,887,663
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1, 2.350%, 11/15/40	5/30 at 100.00	AAA	5,040,900
12,435	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	11,813,001
11,105	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.100%, 11/15/40	11/30 at 100.00	AAA	10,604,942
20,870	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1, 2.300%, 11/15/41 (WI/DD, Settling 10/05/21)	11/30 at 100.00	AAA	20,437,574
880	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	Aa3	908,178
15,000	Connecticut State, General Obligation Bonds, Refunding Series 2020B, 5.000%, 1/15/22	No Opt. Call	Aa3	15,206,100
2,605	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	Aa3	2,714,228
1,360	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,406,090
5,035	Connecticut State, General Obligation Bonds, Series 2020A, 5.000%, 1/15/22	No Opt. Call	Aa3	5,104,181
1,790	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,960,945
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
3,440	5.000%, 1/01/25 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,942,894
3,500	5.000%, 1/01/26 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	4,143,230
585	Steel Point Infrastructure Improvement District, 4.000%, 4/01/41 (WI/DD, Settling 10/13/21)	4/30 at 100.00	N/R	606,267
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
410	5.000%, 12/15/24 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (4)	433,571
580	5.000%, 12/15/26 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (4)	613,344
227,915	Total Connecticut			236,537,003
	Delaware – 0.2%
12,440	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	12,536,659
1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,124,430
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22 (ETM)	No Opt. Call	AA- (4)	1,131,207
3,995	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (4)	4,314,320
18,535	Total Delaware			19,106,616

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 1.3%
$ 3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	$4,015,490
2,675	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	2,946,619
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	11/21 at 21.97	N/R	34,903,248
11,585	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/27	No Opt. Call	AAA	14,447,769
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
1,700	4.000%, 10/01/35	10/29 at 100.00	A-	1,964,826
3,500	4.000%, 10/01/37	10/29 at 100.00	A-	4,020,625
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,250	5.000%, 10/01/33	10/28 at 100.00	A	1,557,013
1,750	5.000%, 10/01/34	10/28 at 100.00	A	2,177,805
2,000	5.000%, 10/01/35	10/28 at 100.00	A	2,483,880
8,475	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	9,568,444
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,520	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	6,646,135
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,225,514
4,155	5.000%, 10/01/29 (AMT)	10/28 at 100.00	Aa3	5,221,547
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery:
7,000	5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	7,000,000
10,000	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	10,476,500
5,225	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	5,714,060
	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A:
4,085	5.000%, 7/15/26	No Opt. Call	AA	4,936,968
4,000	5.000%, 7/15/27	No Opt. Call	AA	4,964,440
6,875	4.000%, 7/15/34	7/31 at 100.00	AA	8,420,500
1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	1,458,588
248,640	Total District of Columbia			138,149,971
	Florida – 4.0%
4,170	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	4,913,970

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	$14,955,984
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A1	11,582,300
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A1	17,516,946
3,110	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 2.250%, 9/01/29 (AMT)	No Opt. Call	A1	3,215,771
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
910	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	944,280
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,497,519
1,270	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,380,541
890	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	975,226
605	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	677,939
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,333,678
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,565,635
2,030	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	2,211,360
7,010	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	8,436,815
10,000	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2021D, 5.000%, 7/01/33 – AGM Insured	7/31 at 100.00	AA	13,309,700
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	16,569,653
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	16,733,813
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
1,390	4.750%, 11/01/23 (ETM)	No Opt. Call	N/R (4)	1,455,316
1,860	6.000%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,073,361
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A- (4)	1,085,240
	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021A:
13,450	5.000%, 7/01/26	No Opt. Call	AAA	16,222,583
14,125	5.000%, 7/01/27	No Opt. Call	AAA	17,513,446
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	394,324
1,155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35, 144A	6/27 at 100.00	BBB	1,343,796
30,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	32,666,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
$ 44,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	$45,423,893
30,650	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	31,244,916
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A	3,391,262
2,755	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (4)	2,864,897
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,455,588
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,035,827
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,926,379
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,974,469
2,020	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	2,103,992
3,340	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	3,601,990
6,060	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	6,298,097
8,390	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 2.050%, 7/01/41	7/30 at 100.00	Aaa	8,109,522
1,190	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	AA-	1,427,465
9,955	Florida State Department of Transportation, Federal Highway Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A, 5.000%, 7/01/26	No Opt. Call	AA	11,929,574
11,806	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	11,998,652
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,031,646
5,105	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	6,312,537
6,010	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,835,353
5,560	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,562,246
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,029,059
1,440	5.000%, 7/01/27	7/24 at 100.00	A	1,614,600
5,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/22 (AMT)	No Opt. Call	A2	5,447,780

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
$ 4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	$4,906,240
2,015	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,459,771
1,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB+	1,238,840
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (4)	2,893,448
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,403,553
1,635	Palm Beach County, Florida, Public Improvement Revenue Bonds, Supervisor of Elections Operations Building Project, Series 2021A, 5.000%, 12/01/24	No Opt. Call	AAA	1,874,397
	Seminole County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning, Series 2021A:
315	4.000%, 6/15/36, 144A	6/31 at 100.00	Ba1	356,615
425	4.000%, 6/15/41, 144A	6/31 at 100.00	Ba1	474,921
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,692,686
1,700	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	1,203,872
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
645	5.000%, 9/01/22	No Opt. Call	A+	672,696
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	2,971,153
1,280	3.125%, 9/01/24	9/22 at 100.00	A+	1,311,078
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,342,606
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,561,170
2,000	5.000%, 9/01/28	9/22 at 100.00	A+	2,081,560
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,305,656
384,331	Total Florida			424,945,302
	Georgia – 2.6%
9,575	Athens-Clarke County Unified Government, Georgia, General Obligation Sales Tax Bonds, Series 2021, 5.000%, 12/01/27	No Opt. Call	Aa1	12,011,550
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
1,500	5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	Aa3 (4)	1,517,565
1,650	5.000%, 1/01/37	1/22 at 100.00	Aa3	1,669,322
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	Aa3	12,201,243
4,290	5.000%, 1/01/29	1/24 at 100.00	Aa3	4,743,668
6,935	5.000%, 1/01/30	1/24 at 100.00	Aa3	7,661,788

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 14,820	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	$17,198,314
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	3,378,677
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	5,624,385
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	9,094,104
14,665	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	18,435,518
3,670	Fulton County Residential Care Facilities Elderly Authority, Georgia, Revenue Bonds, Canterbury Court Project Entrance Fee , Series 2021B TEMPS-80, 2.250%, 10/01/28, 144A (WI/DD, Settling 10/07/21)	10/23 at 100.00	N/R	3,669,963
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
3,590	3.600%, 12/01/33	6/27 at 100.00	AAA	3,814,698
5,935	3.850%, 12/01/38	6/27 at 100.00	AAA	6,312,763
1,850	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	1,913,566
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
2,910	3.050%, 12/01/34	6/28 at 100.00	AAA	3,103,079
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,284,480
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AAA	8,719,217
6,355	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,638,814
10,020	Georgia State, General Obligation Bonds, Series 2018A, 5.000%, 7/01/28	No Opt. Call	AAA	12,789,027
	Georgia State, General Obligation Bonds, Series 2021A:
32,615	5.000%, 7/01/25	No Opt. Call	AAA	38,203,580
23,835	5.000%, 7/01/26	No Opt. Call	AAA	28,822,950
16,890	5.000%, 7/01/27	No Opt. Call	AAA	21,006,262
26,600	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	29,320,914
10,620	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	12,125,385
3,075	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C, 4.000%, 5/01/52 (Mandatory Put 12/01/28)	9/28 at 100.69	A3	3,633,143
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,785,000
245,430	Total Georgia			280,678,975
	Guam – 0.0%
4,070	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (4)	4,430,602

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.6%
$ 8,320	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	A-	$9,010,394
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,763,846
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,388,855
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,229,796
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,064,402
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,623,004
15,450	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,618,638
700	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2021A, 2.000%, 7/01/46	7/31 at 100.00	Aa1	638,421
62,270	Total Hawaii			69,337,356
	Idaho – 0.4%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	608,692
2,205	Boise City, Idaho, Airport Revenue Bonds, Employee Parking Facilities Project, Series 2021B, 4.000%, 9/01/46 (AMT)	9/31 at 100.00	A1	2,533,788
3,750	Boise City, Idaho, Airport Revenue Bonds, Public Parking Facilities Project, Refunding Series 2021A, 5.000%, 9/01/46	9/31 at 100.00	A1	4,776,825
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,280,482
3,220	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29	No Opt. Call	A+	4,147,650
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,131,370
1,595	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C, 2.900%, 7/01/39	1/29 at 100.00	Aa1	1,662,181
140	Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22	No Opt. Call	N/R	143,003
2,710	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B, 5.000%, 8/15/22	No Opt. Call	Aaa	2,823,630
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,691,926
	Valley and Adams Counties Joint School District 421 McCall-Donnelly, Idaho, General Obligation Bonds, Serie 2021A:
1,285	4.000%, 9/15/29	No Opt. Call	Aaa	1,568,754
1,665	4.000%, 9/15/30	No Opt. Call	Aaa	2,059,672
1,735	4.000%, 9/15/31	No Opt. Call	Aaa	2,177,876
835	4.000%, 9/15/32	9/31 at 100.00	Aaa	1,044,301
35,805	Total Idaho			40,650,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 9.9%
$ 1,850	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	$1,854,422
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,049,022
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (4)	2,025,716
2,550	0.000%, 1/01/31 (Pre-refunded 7/01/23)	7/23 at 68.95	A2 (4)	1,748,943
2,760	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (4)	1,792,482
4,000	0.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 61.69	A2 (4)	2,454,720
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
427	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	436,104
442	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	459,499
948	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,003,534
1,036	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,093,830
951	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,002,373
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
581	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	593,387
606	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	629,992
936	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	990,831
1,403	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,481,315
1,427	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,504,087
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	35,965,301
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A-	2,198,966
1,000	5.000%, 4/01/42	4/27 at 100.00	A-	1,168,160
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A-	1,381,196
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	14,205,425
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	BB	3,812,656
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	14,949,810
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	3,130,166
8,925	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	10,636,369
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
9,745	4.000%, 12/01/21	No Opt. Call	BB	9,801,229
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,030,567

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
$ 1,200	5.000%, 12/01/22	No Opt. Call	BB	$1,262,184
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,156,305
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,606,797
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,765,772
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,362,956
4,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	5,076,360
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	25,381,768
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
1,000	5.000%, 12/01/33	12/30 at 100.00	BB	1,258,560
5,300	5.000%, 12/01/36	12/30 at 100.00	BB	6,620,760
5,950	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	7,307,136
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (4)	3,558,770
3,235	5.250%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (4)	3,261,365
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A:
5,710	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,482,163
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,793,432
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,096,625
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,706,650
4,000	5.000%, 1/01/38	1/29 at 100.00	A	4,932,080
17,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	21,840,503
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,080	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,201,846
4,745	5.000%, 1/01/23	No Opt. Call	BBB+	5,005,548
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,330,208
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	5,026,346
2,045	5.000%, 1/01/26	No Opt. Call	BBB+	2,383,243
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,660,801

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
$ 2,830	5.000%, 11/15/21	No Opt. Call	A+	$2,845,707
2,475	5.000%, 11/15/22	No Opt. Call	A+	2,607,883
2,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/21	No Opt. Call	A+	2,272,543
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
3,900	5.000%, 11/15/26	No Opt. Call	A+	4,732,611
2,000	5.000%, 11/15/27	No Opt. Call	A+	2,480,380
3,345	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA-	3,898,062
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,169,430
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,129,480
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,564,730
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,629,193
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	534,550
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
873	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	896,658
923	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	966,399
1,022	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,112,743
1,052	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,145,523
6,815	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	7,662,377
7,370	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,693,431
1,070	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,163,186
8,500	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1, 4.000%, 11/01/30	No Opt. Call	AA	9,558,080
3,245	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	3,349,165
6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,219,776
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,353,560
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,684,208
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	11,199,600
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	81,417
1,505	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (4)	1,750,466
32,435	4.000%, 2/15/41	2/27 at 100.00	AA+	36,401,476

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	$14,284,540
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	539,002
1,205	5.000%, 9/01/27 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	1,367,362
775	5.000%, 9/01/29 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	879,424
2,450	5.000%, 9/01/34 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	2,780,113
2,910	4.625%, 9/01/39 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	3,270,549
7,040	5.000%, 9/01/42 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	7,988,570
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,429,420
1,120	5.000%, 5/15/25 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,151,763
1,175	5.000%, 5/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (4)	1,208,323
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,135,300
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,624,909
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,592,420
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,394,545
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,924,747
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	AA-	2,782,001
3,170	5.000%, 7/01/34	7/26 at 100.00	AA-	3,714,701
5,000	5.000%, 7/01/35	7/26 at 100.00	AA-	5,851,600
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,166,610
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,197,401
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,329,700
2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	11/21 at 100.00	B	2,957,228
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	A3	2,552,544
5,000	5.000%, 8/15/44	8/25 at 100.00	A3	5,743,450
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,360,841
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,247,283
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,945,994
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	2,018,286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 9,805	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021B, 5.000%, 8/15/53 (Mandatory Put 8/15/31)	No Opt. Call	AA-	$13,050,357
1,205	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	11/21 at 101.00	AA	1,213,917
23,290	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 2.150%, 10/01/41	4/30 at 100.00	Aaa	22,547,515
3,195	Illinois Housing Development Authority, Revenue Bonds, Series 2019D, 2.950%, 10/01/39	4/29 at 100.00	Aaa	3,277,112
	Illinois State, General Obligation Bonds, February Series 2014:
4,110	5.000%, 2/01/23	No Opt. Call	BBB	4,360,669
5,815	5.000%, 2/01/24	No Opt. Call	BBB	6,417,608
4,985	5.000%, 2/01/25	2/24 at 100.00	BBB	5,493,021
4,675	5.000%, 2/01/26	2/24 at 100.00	BBB	5,128,943
6,100	5.000%, 2/01/27	2/24 at 100.00	BBB	6,683,099
2,975	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	BBB	3,248,700
2,750	Illinois State, General Obligation Bonds, March Series 2021A, 5.000%, 3/01/26	No Opt. Call	BBB	3,240,490
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	BBB	1,968,570
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	BBB	14,588,394
6,440	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	BBB	7,723,106
	Illinois State, General Obligation Bonds, November Series 2017D:
3,405	5.000%, 11/01/21	No Opt. Call	BBB	3,417,190
26,235	5.000%, 11/01/23	No Opt. Call	BBB	28,685,611
4,180	5.000%, 11/01/24	No Opt. Call	BBB	4,735,355
5,530	5.000%, 11/01/25	No Opt. Call	BBB	6,459,317
4,825	3.250%, 11/01/26	No Opt. Call	BBB	5,353,145
3,440	5.000%, 11/01/26	No Opt. Call	BBB	4,113,449
11,790	5.000%, 11/01/27	No Opt. Call	BBB	14,370,477
5,890	5.000%, 11/01/28	11/27 at 100.00	BBB	7,124,544
10,075	Illinois State, General Obligation Bonds, November Series 2019A, 5.000%, 11/01/22	No Opt. Call	BBB	10,577,138
2,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB	2,500,580
3,250	Illinois State, General Obligation Bonds, Refunding March Series 2021C, 4.000%, 3/01/24	No Opt. Call	BBB	3,519,490
1,600	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	BBB	1,937,520
	Illinois State, General Obligation Bonds, Refunding Series 2012:
15,265	5.000%, 8/01/22	No Opt. Call	BBB	15,853,008
410	5.000%, 8/01/25	8/22 at 100.00	BBB	425,268
12,210	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/22	No Opt. Call	BBB	12,320,623
	Illinois State, General Obligation Bonds, Series 2013:
5,715	5.500%, 7/01/25	7/23 at 100.00	BBB	6,201,461
2,875	5.500%, 7/01/26	7/23 at 100.00	BBB	3,111,325
2,105	5.500%, 7/01/27	7/23 at 100.00	BBB	2,275,105
7,570	5.250%, 7/01/29	7/23 at 100.00	BBB	8,117,992

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
$ 9,595	5.000%, 12/01/21	No Opt. Call	AA-	$9,668,881
3,385	5.000%, 12/01/22	No Opt. Call	AA-	3,573,883
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,346,078
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
8,060	5.000%, 12/01/31	1/26 at 100.00	AA-	9,459,458
8,675	5.000%, 12/01/32	1/26 at 100.00	AA-	10,169,355
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,740,830
14,385	5.000%, 1/01/26	No Opt. Call	AA-	17,027,956
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,066,890
6,135	5.000%, 1/01/37	1/24 at 100.00	AA-	6,724,267
11,670	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	12,879,129
10,805	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,617,107
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	1,996,172
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	6,756,759
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (4)	315,512
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,070,648
1,210	9.000%, 1/01/25 (ETM)	No Opt. Call	AA (4)	1,538,491
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	4,985,124
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,020	5.000%, 2/01/34	2/26 at 100.00	AA-	5,877,717
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,050,620
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,292,258
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,800,889
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,412,166
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	1,992,144
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,087,078
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,192,901

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
$ 1,845	4.000%, 12/01/27	No Opt. Call	Aa2	$2,149,314
1,925	4.000%, 12/01/28	12/27 at 100.00	Aa2	2,291,539
1,560	4.000%, 12/01/29	12/27 at 100.00	Aa2	1,847,633
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,857,048
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,939,350
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,798,455
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
5,535	5.000%, 12/15/28	6/22 at 100.00	BBB+	5,717,212
1,905	0.000%, 12/15/51	No Opt. Call	BBB+	754,037
4,360	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2022A, 4.000%, 12/15/42 (WI/DD, Settling 3/17/22)	12/31 at 100.00	BBB+	4,955,402
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37 (7)	No Opt. Call	BBB+	1,555,315
9,045	0.000%, 12/15/42 (7)	6/38 at 100.00	BBB+	7,838,216
6,000	0.000%, 12/15/47 (7)	6/38 at 100.00	BBB+	5,118,180
1,470	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB+	1,820,242
28,515	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB+	24,523,185
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
419	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	454,791
474	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	519,604
337	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	370,555
587	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	642,706
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	514,440
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/27 – BAM Insured	No Opt. Call	AA	396,367
650	5.000%, 10/01/28 – BAM Insured	No Opt. Call	AA	809,549
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,190,278
1,491	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,621,015

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
$ 295	5.000%, 10/01/23	10/22 at 100.00	Baa1	$306,124
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	362,646
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,940	5.000%, 6/01/25	No Opt. Call	A	4,577,137
5,010	5.000%, 6/01/26	No Opt. Call	A	5,997,170
3,030	5.000%, 6/01/27	6/26 at 100.00	A	3,603,912
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,429,031
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,194,195
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,077,727
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
2,425	5.000%, 1/01/36	1/30 at 100.00	AA-	3,053,124
2,435	5.000%, 1/01/37 – BAM Insured	1/30 at 100.00	AA	3,063,571
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,925,690
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (4)	2,779,544
2,795	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A-	3,040,401
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
950	4.000%, 4/15/34	4/30 at 100.00	AA-	1,122,283
1,225	4.000%, 10/15/35	4/30 at 100.00	AA-	1,441,249
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
95	5.000%, 3/01/22	No Opt. Call	A	96,778
7,805	5.000%, 3/01/33	3/25 at 100.00	A	8,915,495
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	15,925,847
11,060	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,585,506
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A	3,213,621
2,830	4.000%, 11/01/22	No Opt. Call	A	2,936,634

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
$ 9,760	5.000%, 1/01/22	No Opt. Call	Aa2	$9,873,899
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,554,186
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,622,358
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,799,578
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa1	4,664,737
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	AA+ (4)	5,919,500
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,925,474
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,646,869
955,458	Total Illinois			1,060,040,671
	Indiana – 3.1%
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	4,032,420
2,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	2,532,941
6,750	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 1.400%, 8/01/29	8/26 at 100.00	A2	6,681,757
2,375	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	2,619,411
5,825	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	5/26 at 100.00	A-	6,099,532
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (4)	12,544,875
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	1,203,382
500	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (4)	547,680
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,656,240
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
3,795	5.000%, 10/01/27	No Opt. Call	AA	4,722,726
3,025	5.000%, 10/01/28	No Opt. Call	AA	3,850,916
4,300	5.000%, 10/01/29	No Opt. Call	AA	5,584,883
5,295	5.000%, 10/01/30	No Opt. Call	AA	6,998,507
3,000	5.000%, 10/01/31	No Opt. Call	AA	4,045,620

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
$ 800	5.000%, 10/01/22	No Opt. Call	AA	$838,040
620	5.000%, 10/01/23	No Opt. Call	AA	678,553
635	5.000%, 10/01/24	No Opt. Call	AA	723,817
1,580	5.000%, 10/01/25	10/24 at 100.00	AA	1,797,408
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,939,824
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,224,900
8,010	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22 (ETM)	7/22 at 100.00	AA- (4)	8,178,771
1,470	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	1,450,934
11,640	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41	7/30 at 100.00	Aaa	11,352,958
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,900	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	3,152,329
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	2,722,960
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,005	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,285,061
4,170	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,915,054
11,165	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	13,813,115
5,000	5.000%, 1/01/29 (AMT)	No Opt. Call	A1	6,289,500
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,421,150
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,604,917
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	10,895,300
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,520	5.000%, 8/15/26	No Opt. Call	AA	15,181,627
6,695	5.000%, 8/15/27	No Opt. Call	AA	8,331,258
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
515	5.000%, 10/01/27	10/24 at 100.00	A+	581,564
720	5.000%, 10/01/28	10/24 at 100.00	A+	812,779
1,000	5.000%, 10/01/29	10/24 at 100.00	A+	1,129,430
1,360	5.000%, 10/01/31	10/24 at 100.00	A+	1,535,250
1,215	5.000%, 10/01/33	10/24 at 100.00	A+	1,371,249

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
$ 940	5.000%, 4/01/22	No Opt. Call	Baa3	$960,144
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,056,670
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	5.000%, 2/01/22	No Opt. Call	N/R	504,865
500	5.000%, 8/01/22	2/22 at 100.00	N/R	504,780
500	5.000%, 8/01/23	2/22 at 100.00	N/R	504,555
500	5.000%, 2/01/24	2/22 at 100.00	N/R	504,150
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	37,214,273
	Southwest Allen Multi School Building Corporation, Allen County, Indiana, First Mortgage Bonds, Series 2020:
675	4.000%, 7/15/24	No Opt. Call	AA+	742,878
560	4.000%, 1/15/25	No Opt. Call	AA+	624,781
270	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	11/21 at 100.00	N/R (4)	272,117
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,172,038
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,124,040
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,023,459
1,800	5.000%, 2/01/29	8/24 at 100.00	A	2,017,116
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,024,729
24,415	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A2	29,204,490
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	26,248,499
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	21,958,819
294,590	Total Indiana			330,011,041
	Iowa – 1.0%
	Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan Notes Series 2021A:
1,865	5.000%, 6/01/27	No Opt. Call	AA+	2,306,240
3,770	5.000%, 6/01/29	No Opt. Call	AA+	4,879,436
	Des Moines, Iowa, General Obligation Bonds, Series 2021F:
4,835	5.000%, 6/01/26	No Opt. Call	AA+	5,817,279
3,900	5.000%, 6/01/27	No Opt. Call	AA+	4,822,701
10,020	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)	2/23 at 100.00	AA- (4)	10,710,177

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A:
$ 8,670	5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	$9,386,749
6,840	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	7,405,463
2,510	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	2,549,357
2,015	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	2,181,117
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	6,914,518
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	2,046,700
	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A:
5,000	2.700%, 1/01/40	7/29 at 100.00	AAA	5,233,350
13,670	3.750%, 1/01/50	7/29 at 100.00	AAA	15,040,827
7,400	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.200%, 7/01/41	7/30 at 100.00	AAA	7,305,280
2,250	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D, 2.100%, 7/01/38	1/31 at 100.00	AAA	2,190,397
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
800	5.000%, 6/01/28	No Opt. Call	A	1,002,464
925	5.000%, 6/01/29	No Opt. Call	A	1,184,490
900	5.000%, 6/01/30	No Opt. Call	A	1,173,546
905	5.000%, 6/01/31	No Opt. Call	A	1,201,225
910	5.000%, 6/01/32	6/31 at 100.00	A-	1,200,144
4,885	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	5,559,570
2,785	University of Iowa Facilities Corporation, Revenue Bonds, Refunding Series 2021, 5.000%, 6/01/25	No Opt. Call	Aa1	3,244,191
93,300	Total Iowa			103,355,221
	Kansas – 0.9%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,324,733
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	11,501,050
37,980	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54 (Mandatory Put 11/15/28)	No Opt. Call	AA	48,094,454
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	10,225,528
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (4)	5,495,660

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
$ 660	5.000%, 9/01/22	No Opt. Call	A	$687,720
1,505	5.000%, 9/01/23	No Opt. Call	A	1,635,574
81,235	Total Kansas			92,964,719
	Kentucky – 1.5%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
450	4.000%, 2/01/33	2/30 at 100.00	BBB+	515,655
500	4.000%, 2/01/34	2/30 at 100.00	BBB+	571,090
180	4.000%, 2/01/35	2/30 at 100.00	BBB+	205,034
1,110	4.000%, 2/01/36	2/30 at 100.00	BBB+	1,259,539
8,935	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	9,150,155
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa2	3,739,360
1,880	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa2	2,022,372
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,023
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,475,443
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,666,253
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	5,157,100
10,175	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	10,494,699
3,810	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,929,710
5,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 2.000%, 10/01/33	4/31 at 100.00	A1	5,012,050
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Ba2	1,131,439
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,216,212
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,267,442
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,322,450
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,386,345
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,230,173
15,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, 2.450%, 6/01/39 (Mandatory Put 10/01/29)	No Opt. Call	A	15,934,650

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$ 17,040	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	$18,416,151
24,355	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	26,831,417
11,025	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	12,282,512
10,280	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	12,030,581
4,750	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	4,742,828
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,362,533
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,293,800
1,475	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A, 5.000%, 4/01/29	No Opt. Call	AA-	1,868,176
149,225	Total Kentucky			161,525,192
	Louisiana – 2.4%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
14,510	5.000%, 12/01/34	12/29 at 100.00	BB	17,455,095
9,250	5.000%, 12/01/39	12/29 at 100.00	BB	10,972,535
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
980	5.000%, 2/01/23	No Opt. Call	AA-	1,041,358
565	5.000%, 2/01/24	No Opt. Call	AA-	625,466
805	5.000%, 2/01/25	No Opt. Call	AA-	924,003
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (4)	490,086
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,071,174
16,740	5.000%, 6/01/26	No Opt. Call	A1	19,751,693
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	2,529,774
2,850	5.000%, 2/01/29 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	3,162,217
2,000	5.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (4)	2,219,100
19,050	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,020,913
5,430	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,500,699

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 5,250	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013C, 1.650%, 9/01/34 (Mandatory Put 12/01/23)	No Opt. Call	A3	$5,318,355
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,290	5.000%, 5/15/28	5/27 at 100.00	A	1,576,677
1,000	5.000%, 5/15/29	5/27 at 100.00	A	1,215,150
1,155	5.000%, 5/15/30	5/27 at 100.00	A	1,395,875
1,750	5.000%, 5/15/31	5/27 at 100.00	A	2,106,702
3,210	5.000%, 5/15/42	5/27 at 100.00	A	3,784,590
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (6)	7/27 at 100.00	Caa1	960,000
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	29,747
1,055	5.000%, 5/15/30	5/26 at 100.00	A	1,239,456
35	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	41,645
3,410	5.000%, 5/15/32	5/26 at 100.00	A	3,984,790
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (4)	47,594
3,660	5.000%, 5/15/33	5/26 at 100.00	A	4,268,951
2,980	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	3,147,208
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,075	5.000%, 7/01/22	No Opt. Call	A2	1,112,507
3,130	5.000%, 7/01/29	7/23 at 100.00	A2	3,372,888
1,050	5.000%, 7/01/30	7/23 at 100.00	A2	1,131,512
4,010	5.000%, 7/01/31	7/23 at 100.00	A2	4,320,414
3,835	5.000%, 7/01/32	7/23 at 100.00	A2	4,130,640
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,316,950
8,225	Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/26	No Opt. Call	Aa3	9,809,382
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	1,271,679
5,075	5.000%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	5,539,718
4,000	5.000%, 9/01/32 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (4)	4,366,280
	New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A:
5,195	5.000%, 12/01/26	No Opt. Call	A+	6,308,860
2,730	5.000%, 12/01/27	No Opt. Call	A+	3,391,261
6,015	5.000%, 12/01/29	No Opt. Call	A+	7,767,891
5,400	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	A+	5,441,310

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
$ 1,000	5.000%, 12/01/22	No Opt. Call	A+	$1,055,440
870	5.000%, 12/01/23	No Opt. Call	A+	958,731
1,020	5.000%, 12/01/24	No Opt. Call	A+	1,167,268
480	5.000%, 12/01/25	No Opt. Call	A+	567,384
795	5.000%, 12/01/27	12/25 at 100.00	A+	933,704
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
250	5.000%, 6/01/24	No Opt. Call	A	278,955
605	5.000%, 6/01/25	6/24 at 100.00	A	677,134
500	5.000%, 6/01/26 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	561,175
615	5.000%, 6/01/27 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	690,245
380	5.000%, 6/01/28 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	426,493
600	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	A (4)	673,410
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
410	5.000%, 6/01/30 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	476,797
775	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	901,263
1,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	1,162,920
1,065	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	A (4)	1,238,510
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A (4)	533,470
6,620	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,774,180
3,265	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,254,752
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,867,705
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	648,717
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	920,383
1,465	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,849,885
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,258,900
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,226,043
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,445,815
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,875,755
5,980	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,436,154
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,370,023
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	634,523
224,575	Total Louisiana			254,027,879
	Maine – 0.5%
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (4)	1,189,936

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
$ 4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	$4,613,726
5,660	4.000%, 7/01/46	7/26 at 100.00	BBB	6,148,741
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175	4.000%, 7/01/37	7/30 at 100.00	A+	1,380,237
1,500	4.000%, 7/01/38	7/30 at 100.00	A+	1,757,670
2,000	4.000%, 7/01/39	7/30 at 100.00	A+	2,337,520
1,590	4.000%, 7/01/40	7/30 at 100.00	A+	1,854,258
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A:
200	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	240,292
150	5.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	184,749
225	5.000%, 7/01/28 – AGM Insured	No Opt. Call	AA	283,140
500	2.500%, 7/01/29 – AGM Insured	No Opt. Call	AA	546,435
200	5.000%, 7/01/30 – AGM Insured	No Opt. Call	AA	261,418
10,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B, 2.350%, 11/15/40	11/28 at 100.00	AA+	10,101,500
3,125	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.050%, 11/15/41	5/30 at 100.00	AA+	2,965,344
6,280	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	6,413,324
3,250	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.200%, 11/15/41	5/30 at 100.00	AA+	3,182,043
10,675	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 2.150%, 11/15/41	11/30 at 100.00	AA+	10,134,738
1,000	Maine State, General Obligation Bonds, Series 2021B, 5.000%, 6/01/28	No Opt. Call	AA	1,268,580
290	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	299,785
53,140	Total Maine			55,163,436
	Maryland – 1.9%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,379,652
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,869,817
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,760	5.000%, 9/01/27	No Opt. Call	CCC	1,902,683
2,780	5.000%, 9/01/29	9/27 at 100.00	CCC	2,993,532
1,000	5.000%, 9/01/30	9/27 at 100.00	CCC	1,074,770
1,365	5.000%, 9/01/31	9/27 at 100.00	CCC	1,465,177
145	5.000%, 9/01/34	9/27 at 100.00	CCC	154,809
1,500	5.000%, 9/01/39	9/27 at 100.00	CCC	1,588,245

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
$ 1,000	5.000%, 7/01/26 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (4)	$1,105,630
1,715	5.000%, 7/01/27 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (4)	1,896,155
1,460	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	1,556,798
22,420	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 9/01/39	3/29 at 100.00	Aa1	23,536,516
10,275	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.500%, 9/01/40	3/29 at 100.00	Aa1	10,403,643
12,300	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.950%, 9/01/41	3/30 at 100.00	Aa1	11,576,145
13,245	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B, 2.100%, 9/01/41	3/30 at 100.00	Aa1	12,863,544
5,810	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Series 2017, 5.000%, 9/01/28	9/27 at 100.00	AAA	7,191,269
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,647,875
13,290	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	13,383,827
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,179,440
1,000	Maryland Health & Higher Educational Facilities Authority, 4.000%, 1/01/39 (WI/DD, Settling 10/13/21)	1/32 at 100.00	BBB	1,151,440
6,315	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	7,603,260
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
800	5.000%, 7/01/32	7/26 at 100.00	BBB+	939,864
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB+	2,638,283
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB+	1,930,154
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB+	2,334,680
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB+	1,828,501
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (4)	8,865,569
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	10,733,337
12,150	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2, 5.000%, 8/01/28	No Opt. Call	AAA	15,455,408
19,100	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2017C, 5.000%, 10/01/26	No Opt. Call	AAA	23,226,173
5,215	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/28	No Opt. Call	AAA	6,315,417

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 1,125	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2020, 5.000%, 12/01/25	No Opt. Call	AAA	$1,333,890
6,115	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2020, 5.000%, 12/01/26	No Opt. Call	AAA	7,471,246
185,120	Total Maryland			203,596,749
	Massachusetts – 1.2%
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 5.000%, 7/01/25	No Opt. Call	AA	2,336,180
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
835	5.000%, 7/01/26	7/24 at 100.00	B-	844,093
680	5.000%, 7/01/27	7/24 at 100.00	B-	686,528
925	5.000%, 7/01/28	7/24 at 100.00	B-	931,512
960	5.000%, 7/01/29	7/24 at 100.00	B-	964,310
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,165,184
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 0.000%, 10/15/28 (6)	11/21 at 100.00	N/R	1,066,500
14,455	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,604,744
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,644,581
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,772,094
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,318,959
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
350	5.000%, 7/15/31, 144A	7/30 at 100.00	BB+	436,999
415	5.000%, 7/15/32, 144A	7/30 at 100.00	BB+	516,389
320	5.000%, 7/15/33, 144A	7/30 at 100.00	BB+	396,874
300	5.000%, 7/15/34, 144A	7/30 at 100.00	BB+	370,836
270	5.000%, 7/15/35, 144A	7/30 at 100.00	BB+	333,072
135	5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	166,015
145	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	177,790
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,328,195
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,517,462
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,151,764

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
$ 580	5.000%, 7/01/35	7/31 at 100.00	A-	$753,287
545	5.000%, 7/01/36	7/31 at 100.00	A-	705,344
615	5.000%, 7/01/37	7/31 at 100.00	A-	793,381
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,570,492
4,235	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,794,571
1,200	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	1,194,984
1,420	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.000%, 12/01/39	12/28 at 100.00	AA	1,498,143
2,875	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1, 2.125%, 12/01/41	6/30 at 100.00	AA	2,825,809
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1, 2.900%, 12/01/39	12/28 at 100.00	AA	3,165,690
7,570	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	7,923,368
2,330	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218, 2.300%, 12/01/40	12/29 at 100.00	AA+	2,330,839
4,930	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	4,763,415
4,935	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41	6/30 at 100.00	AA+	4,831,612
8,250	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222, 2.300%, 12/01/41	6/30 at 100.00	AA+	8,040,120
26,700	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	28,816,776
6,890	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,707,498
118,260	Total Massachusetts			127,445,410
	Michigan – 2.4%
	Detroit Downtown Development Authority, Michigan, Tax Increment Bonds, Development Area 1 Projects, Refunding Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,996,930
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,532,976
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,665,699
430	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	512,840
21,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc, Series 2019C, 3.750%, 11/15/49 (Mandatory Put 5/15/26)	No Opt. Call	A2	23,701,020
10,750	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-1, 1.200%, 10/15/30 (Mandatory Put 4/13/28)	No Opt. Call	AA-	10,751,827

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 16,800	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-2, 1.200%, 10/15/38 (Mandatory Put 4/13/28)	No Opt. Call	AA-	$16,802,856
4,900	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	5,650,582
8,850	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,772,612
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,800	5.000%, 6/01/31	12/30 at 100.00	A	2,347,920
1,500	5.000%, 6/01/32	12/30 at 100.00	A-	1,949,385
2,435	4.000%, 6/01/34	12/30 at 100.00	A-	2,912,625
1,000	4.000%, 6/01/35	12/30 at 100.00	A-	1,192,410
395	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30	No Opt. Call	A	396,616
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,671,602
8,730	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 2.250%, 10/01/41	10/30 at 100.00	AA	8,549,202
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,276,440
13,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AA+	13,628,420
25,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	25,805,383
9,620	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A, 2.150%, 12/01/41	12/30 at 100.00	AA+	9,266,080
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I:
1,750	4.000%, 10/15/24	No Opt. Call	Aa2	1,944,285
5,000	5.000%, 10/15/27	No Opt. Call	Aa2	6,235,050
22,850	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Variable Rate Demand Obligations, Series 1995CC, 1.450%, 9/01/30	No Opt. Call	Aa3	22,521,645
21,550	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detroit Edison Company Exempt Facilities Project, Refunding Variable Rate Series 2008ET-2, 1.350%, 8/01/29	No Opt. Call	Aa3	21,550,000
2,255	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, 4.000%, 10/01/61 (Mandatory Put 10/01/26) (AMT)	No Opt. Call	BB	2,506,771
2,295	Michigan Strategic Fund, Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/27 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	2,286,027
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	4,878,725

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
$ 1,000	5.000%, 9/01/26	3/24 at 100.00	A+	$1,110,910
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,220,800
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,835,769
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,182,363
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,544,350
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,515,977
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,765	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A1	4,394,621
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	6,173,388
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A1	5,822,750
13,065	Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding Series 2017E, 4.000%, 12/01/26, 144A (AMT)	No Opt. Call	A1	15,120,386
245,615	Total Michigan			260,227,242
	Minnesota – 0.8%
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,071,496
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,300,904
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,536,074
55	4.250%, 2/15/48	2/28 at 100.00	A-	62,147
4,930	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2020B, 5.000%, 12/01/25	No Opt. Call	AAA	5,845,402
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,610	5.000%, 1/01/25	1/24 at 100.00	A+	2,882,275
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,205,139
5,882	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	6,139,687
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B:
7,315	2.625%, 1/01/40	7/29 at 100.00	AA+	7,608,990
10,160	3.500%, 7/01/50	7/29 at 100.00	AA+	11,115,345
6,240	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	6,352,445
4,910	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	4,763,535
4,400	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.200%, 7/01/41	7/30 at 100.00	AA+	4,350,632
3,030	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,152,139

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	$441,588
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,244,024
2,090	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,243,385
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	7,157,395
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A:
3,785	2.000%, 2/01/28	2/27 at 100.00	AAA	3,986,324
4,105	2.000%, 2/01/29	2/27 at 100.00	AAA	4,282,254
4,135	2.000%, 2/01/30	2/27 at 100.00	AAA	4,278,733
84,167	Total Minnesota			90,019,913
	Mississippi – 0.4%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,863,547
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,222,924
5,085	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	11/21 at 100.00	BBB+	5,113,425
	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A:
2,490	2.450%, 12/01/39	6/29 at 100.00	Aaa	2,548,515
4,265	3.750%, 6/01/49	6/29 at 100.00	Aaa	4,672,521
1,470	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.000%, 12/01/40	6/30 at 100.00	Aaa	1,425,371
2,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%, 10/15/38	10/28 at 100.00	A+	2,284,880
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (4)	9,782,368
38,940	Total Mississippi			40,913,551
	Missouri – 0.6%
1,250	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,365,800
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,156,914
10,375	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	11,135,799
12,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	12,882,000
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	15,995,678
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,556,724

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	$230,828
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32 (Pre-refunded 10/01/23)	10/23 at 100.00	A- (4)	1,501,839
2,515	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.750%, 11/01/39	5/29 at 100.00	AA+	2,649,527
1,675	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A, 2.550%, 11/01/40	5/29 at 100.00	AA+	1,716,289
1,130	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 2.150%, 11/01/41	5/30 at 100.00	AA+	1,124,361
4,440	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B, 2.000%, 11/01/41	5/30 at 100.00	AA+	4,219,332
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,365	5.000%, 1/01/25	1/24 at 100.00	A2	1,504,721
2,580	5.000%, 1/01/26	1/24 at 100.00	A2	2,841,767
1,010	5.000%, 1/01/32	1/24 at 100.00	A2	1,109,879
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,392,651
1,100	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,199,077
62,825	Total Missouri			66,583,186
	Montana – 0.6%
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,810,680
20,700	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	21,371,094
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,994,485
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,165,510
1,120	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 2.000%, 12/01/41	6/30 at 100.00	AA+	1,078,213
1,725	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B, 2.000%, 12/01/41	12/30 at 100.00	AA+	1,638,974
550	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	610,676
61,690	Total Montana			63,669,632
	Nebraska – 1.1%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	5,462,200
3,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, 4.000%, 12/01/49 (Mandatory Put 8/01/25)	5/25 at 100.50	Aa2	3,365,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
$ 2,025	5.000%, 5/15/28	5/24 at 100.00	A-	$2,227,500
9,350	5.000%, 5/15/44	5/24 at 100.00	A-	10,168,686
680	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23 (Pre-refunded 6/15/22)	6/22 at 100.00	AA- (4)	698,380
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	391,515
5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (4)	5,931,217
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	581,278
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,396,837
530	5.000%, 7/01/25	No Opt. Call	BBB	611,821
750	5.000%, 7/01/26	7/25 at 100.00	BBB	863,610
200	5.000%, 7/01/27	7/25 at 100.00	BBB	229,730
835	5.000%, 7/01/28	7/25 at 100.00	BBB	957,236
485	5.000%, 7/01/29	7/25 at 100.00	BBB	552,260
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,134,440
180	5.000%, 7/01/33	7/25 at 100.00	BBB	203,040
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D:
70	2.600%, 9/01/34	3/29 at 100.00	AA+	72,421
7,205	2.850%, 9/01/39	3/29 at 100.00	AA+	7,490,534
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.550%, 9/01/40	3/29 at 100.00	AA+	10,276,000
870	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.950%, 9/01/37	3/30 at 100.00	AA+	857,246
17,770	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C, 2.300%, 9/01/41	9/30 at 100.00	AA+	17,349,739
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	A+ (4)	1,502,389
1,010	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	1,021,827
575	5.000%, 1/01/24	1/22 at 100.00	A+	581,733
615	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	622,202
380	5.000%, 1/01/25	1/22 at 100.00	A+	384,450
1,380	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26	No Opt. Call	Aa2	1,606,210
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22 (ETM)	No Opt. Call	Aa2 (4)	681,262

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	$9,488,560
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,195	5.000%, 6/15/26	No Opt. Call	AA-	1,436,342
1,380	5.000%, 6/15/28	No Opt. Call	AA-	1,745,038
1,475	5.000%, 6/15/29	No Opt. Call	AA-	1,904,269
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,087,307
2,240	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021, 2.000%, 6/01/27	6/26 at 100.00	Aaa	2,357,354
6,505	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021, 2.000%, 12/15/50	12/30 at 100.00	A+	5,759,202
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BB+	4,142,681
1,355	5.250%, 2/01/29	2/27 at 100.00	BB+	1,521,584
6,015	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,570,906
107,695	Total Nebraska			114,234,346
	Nevada – 1.8%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	2,070,240
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A1	1,110,680
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A1	2,013,928
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (4)	5,871,919
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,885	5.000%, 7/01/26	No Opt. Call	AA-	4,681,775
4,075	5.000%, 7/01/27	No Opt. Call	AA-	5,039,593
4,280	5.000%, 7/01/28	No Opt. Call	AA-	5,417,795
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/23	No Opt. Call	Aa3	10,835,600
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,870,768
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,413,002
3,585	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	4,026,636
15,060	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C, 5.000%, 6/01/27	No Opt. Call	Aa1	18,623,045

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A:
$ 14,350	5.000%, 6/01/26	No Opt. Call	Aa1	$17,258,028
21,185	5.000%, 6/01/27	No Opt. Call	Aa1	26,197,159
12,860	5.000%, 6/01/28	No Opt. Call	Aa1	16,266,485
13,505	5.000%, 6/01/29	No Opt. Call	Aa1	17,467,772
1,660	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25	No Opt. Call	Aa1	1,934,348
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
2,125	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,192,745
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,594,255
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,063,760
265	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	271,675
2,860	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A, 2.200%, 10/01/41	10/30 at 100.00	AA+	2,782,608
4,720	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	4,909,461
11,515	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	11,744,609
3,165	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	3,275,490
12,615	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,836,898
2,600	Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36 (Mandatory Put 4/15/22) (AMT)	No Opt. Call	A2	2,603,536
162,110	Total Nevada			187,373,810
	New Hampshire – 0.5%
16,991	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	20,218,509
16,885	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	17,550,438
980	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc Project , Series 2015A, 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	N/R (4)	1,124,246
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A:
1,000	4.000%, 10/01/32	4/31 at 100.00	AA-	1,211,880
1,000	4.000%, 10/01/34	4/31 at 100.00	AA-	1,192,390
1,000	4.000%, 10/01/38	4/31 at 100.00	AA-	1,180,520
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,142,698
920	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	978,162

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$ 2,835	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/28	No Opt. Call	Aa1	$ 3,642,975
43,451	Total New Hampshire			49,241,818
	New Jersey – 4.6%
11,380	Berkeley Township, New Jersey, General Obligation Bonds, Anticipation Notes, Series 2021B, 1.000%, 8/30/22	No Opt. Call	N/R	11,466,602
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,730,150
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,136,511
	Clifton, New Jersey, General Obligation Bonds, Refunding Series 2021:
1,150	2.000%, 8/15/29 – BAM Insured	8/28 at 100.00	AA	1,184,926
2,075	2.000%, 8/15/30 – BAM Insured	8/28 at 100.00	AA	2,123,389
2,635	2.000%, 8/15/31 – BAM Insured	8/28 at 100.00	AA	2,678,056
	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021:
1,095	2.000%, 2/15/26	No Opt. Call	Aa1	1,161,729
1,385	2.000%, 2/15/27	No Opt. Call	Aa1	1,474,803
1,350	2.000%, 2/15/30	2/29 at 100.00	Aa1	1,427,220
1,370	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	1,400,757
5,795	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	6,189,639
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,656,896
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020:
1,010	5.000%, 10/01/27	No Opt. Call	AA	1,252,228
1,000	5.000%, 10/01/29	No Opt. Call	AA	1,296,150
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,635	5.000%, 6/15/22	No Opt. Call	BBB	2,715,420
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,135,706
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB	7,397,841
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB	3,079,760
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB	7,840,785
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB	5,146,700
1,030	4.250%, 6/15/27	6/22 at 100.00	BBB	1,053,978
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB	4,758,801

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A:
$ 4,115	5.000%, 11/01/32	11/29 at 100.00	Baa1	$5,185,394
6,265	4.000%, 11/01/37	11/29 at 100.00	Baa1	7,227,429
2,750	4.000%, 11/01/38	11/29 at 100.00	Baa1	3,163,050
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	1,485,554
2,345	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,589,912
6,455	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,831,649
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	28,858,500
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
625	5.000%, 6/15/26	No Opt. Call	Baa1	746,544
445	5.000%, 6/15/27	No Opt. Call	Baa1	544,324
410	5.000%, 6/15/28	No Opt. Call	Baa1	511,262
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	6,869,340
10,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	10,901,842
8,505	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	8,467,153
820	New Jersey Health Care Facilities Authority, Revenue Bonds, Atlanticare Health System Obligated Group Issue, Series 2021, 2.375%, 7/01/46	7/31 at 100.00	AA-	769,619
2,060	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,309,178
10,220	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%, 7/01/45 (Mandatory Put 7/01/26)	4/26 at 100.83	AA-	12,241,414
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,166,340
1,110	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Refunding Series 2013, 5.000%, 7/01/24	1/24 at 100.00	AA-	1,226,062
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
3,185	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	3,404,415
8,295	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	8,912,729
8,485	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	9,036,525
3,545	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	3,775,354

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 835	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	$904,330
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
13,020	5.000%, 6/01/27	No Opt. Call	A3	15,978,795
10,190	5.000%, 6/01/28	No Opt. Call	A3	12,791,711
9,325	5.000%, 6/01/29	No Opt. Call	A3	11,942,621
1,485	4.000%, 6/01/32	No Opt. Call	A3	1,845,706
1,805	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	1,802,292
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
6,145	5.000%, 6/15/24	No Opt. Call	A+	6,896,411
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,881,495
9,420	5.000%, 6/15/30	6/26 at 100.00	A+	11,086,963
10,555	5.000%, 6/15/31	6/26 at 100.00	A+	12,383,443
1,460	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	1,193,930
11,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	12,484,300
5,875	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	Baa1 (4)	6,070,520
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	Baa1	14,487,264
900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	963,243
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014BB-2, 5.000%, 6/15/34	6/31 at 100.00	Baa1	3,238,825
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,860	5.250%, 6/15/33	6/25 at 100.00	Baa1	2,161,301
1,890	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,192,665
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/23	No Opt. Call	Baa1	2,202,080
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
2,500	5.000%, 12/15/25	No Opt. Call	Baa1	2,946,050
5,020	5.000%, 12/15/26	No Opt. Call	Baa1	6,075,053
10,230	5.000%, 12/15/33	12/29 at 100.00	Baa1	12,893,483
3,015	4.000%, 12/15/39	12/29 at 100.00	Baa1	3,466,526
9,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	10,697,982
6,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/33	12/28 at 100.00	Baa1	7,594,952

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
$ 2,500	4.000%, 6/15/35	12/30 at 100.00	Baa1	$2,952,725
4,250	4.000%, 6/15/36	12/30 at 100.00	Baa1	5,001,655
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,035	5.000%, 6/15/32	6/31 at 100.00	Baa1	3,960,523
2,515	5.000%, 6/15/33	6/31 at 100.00	Baa1	3,272,443
26,650	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D, 5.000%, 1/01/28	No Opt. Call	A+	31,751,076
2,875	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	2,984,394
2,330	Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016, 1.000%, 11/15/28	11/24 at 100.00	AA	2,317,581
3,455	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	3,629,961
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360	5.000%, 6/01/26	No Opt. Call	A	7,588,625
6,650	5.000%, 6/01/28	No Opt. Call	A	8,355,791
135	5.000%, 6/01/29	6/28 at 100.00	A	168,515
3,275	5.000%, 6/01/30	6/28 at 100.00	A	4,061,950
6,560	5.000%, 6/01/31	6/28 at 100.00	A	8,096,549
6,195	5.000%, 6/01/35	6/28 at 100.00	A-	7,569,299
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	12,969,169
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
7,090	3.200%, 6/01/27	No Opt. Call	BBB+	7,220,385
2,770	5.000%, 6/01/46	6/28 at 100.00	BB+	3,247,797
2,585	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,718,851
430,770	Total New Jersey			488,580,866
	New Mexico – 0.6%
	Central New Mexico Community College, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Limited Tax Refunding Series 2021B:
3,260	4.000%, 8/15/24	No Opt. Call	AA+	3,601,811
3,350	4.000%, 8/15/25	No Opt. Call	AA+	3,800,642
5,355	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 2.150%, 4/01/33 (WI/DD, Settling 10/01/21)	10/31 at 101.00	BBB	5,258,289
8,560	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	8,660,152

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 12,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	$14,535,500
1,485	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,581,094
4,045	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	4,393,598
4,190	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	4,380,059
1,910	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39	1/29 at 100.00	Aaa	2,007,601
2,500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41	7/30 at 100.00	Aaa	2,409,500
4,900	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 2.100%, 7/01/41	7/30 at 100.00	Aaa	4,736,977
9,055	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	10,411,620
61,110	Total New Mexico			65,776,843
	New York – 7.1%
	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2020B Forward Delivery:
1,000	5.000%, 12/15/21 (AMT)	No Opt. Call	A-	1,009,080
1,000	5.000%, 12/15/22 (AMT)	No Opt. Call	A-	1,054,540
1,225	5.000%, 12/15/23 (AMT)	No Opt. Call	A-	1,347,819
1,145	5.000%, 12/15/24 (AMT)	No Opt. Call	A-	1,305,804
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21	No Opt. Call	AA	2,233,099
1,915	5.000%, 11/01/22	No Opt. Call	AA	2,014,044
1,515	5.000%, 11/01/23	No Opt. Call	AA	1,664,803
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	330,798
500	5.000%, 1/01/25	No Opt. Call	A+	571,425
3,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,489,090
4,360	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	4,656,829
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,682,320
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,231,341
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,711,430
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,570,712

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A:
$ 10,065	5.000%, 3/15/28	No Opt. Call	AA+	$12,699,816
20,000	5.000%, 3/15/29	No Opt. Call	AA+	25,792,600
10,000	4.000%, 3/15/37	3/31 at 100.00	AA+	11,876,100
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
10,120	5.000%, 5/15/24	5/22 at 100.00	AA	10,420,362
9,570	5.000%, 5/15/25	5/22 at 100.00	AA	9,853,368
7,900	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	7,979,790
10,000	Guilderland Central School District, Albany County, New York, General Obligation Bonds, Series 2021, 1.250%, 7/29/22	No Opt. Call	N/R	10,089,600
1,310	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C, 4.000%, 10/15/26	No Opt. Call	Aaa	1,533,499
6,305	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	6,360,169
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	109,644
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,044,777
1,265	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,319,787
215	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	219,190
32,730	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	33,671,642
21,770	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	22,691,959
10,300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	10,833,643
8,390	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	8,902,797
36,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	36,832,832
6,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43	11/30 at 100.00	A3	7,316,280
1,055	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%, 11/15/24	No Opt. Call	A3	1,192,308
2,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	2,988,614
14,905	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	15,623,570
7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36	5/25 at 100.00	A3	7,902,510

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2:
$ 5,000	4.000%, 11/15/41	5/31 at 100.00	A3	$5,652,350
15,300	4.000%, 11/15/42	5/31 at 100.00	A3	17,254,269
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019:
1,770	4.000%, 1/01/30	1/26 at 103.00	N/R	1,946,681
1,910	5.000%, 1/01/40	1/26 at 103.00	N/R	2,153,353
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,525	5.000%, 7/01/28	7/24 at 100.00	A-	1,705,026
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,117,180
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	730,993
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,732,734
10,000	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	10,049,900
16,000	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	16,057,920
7,610	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	7,639,755
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
2,125	4.000%, 1/01/32 – AGM Insured	1/31 at 100.00	AA	2,591,119
1,650	3.000%, 1/01/33 – AGM Insured	1/31 at 100.00	AA	1,822,590
9,320	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 5.000%, 2/01/37	2/31 at 100.00	AAA	11,972,286
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
7,500	5.000%, 8/01/28	No Opt. Call	AA	9,511,950
6,750	5.000%, 8/01/29	No Opt. Call	AA	8,719,987
10,025	5.000%, 8/01/30	No Opt. Call	AA	13,161,722
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	987,813
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,197,700
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	10/21 at 100.00	Aa2	5,504,290
2,335	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	2,340,370

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P:
$ 2,040	2.600%, 11/01/34	5/28 at 100.00	Aa2	$2,115,154
10,105	2.850%, 11/01/39	5/28 at 100.00	Aa2	10,564,474
8,845	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	9,713,402
21,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.300%, 11/01/40	5/29 at 100.00	Aa2	20,855,520
2,600	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	10/21 at 100.00	Aa2	2,625,688
13,220	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 3.000%, 10/01/39	10/28 at 100.00	Aa1	13,844,381
10,175	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	9,997,751
6,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.300%, 10/01/40	10/29 at 100.00	Aa1	5,895,480
21,935	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231, 2.400%, 10/01/41	4/30 at 100.00	Aa1	21,759,739
6,900	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 233, 2.200%, 4/01/36	4/30 at 100.00	Aa1	6,833,484
6,120	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26	No Opt. Call	AA+	7,315,114
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,608,005
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,203,774
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,698,632
9,715	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,778,210
12,615	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,008,453
2,670	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	2,870,410
50,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	55,484,500
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,015	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	2,036,661
2,090	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	2,203,591
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	17,420,832
2,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	2,392,700
10,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	Aa3	11,074,999

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Revenue Bond Certificate Series Trust:
$ 13,308	2.500%, 2/01/42 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	$13,600,350
24,826	2.500%, 3/01/46 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	25,230,695
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,722,452
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,010,800
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,687,284
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,340,597
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,486,029
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,423,974
19,455	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	22,988,612
	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery:
1,200	5.000%, 9/01/23	No Opt. Call	A3	1,306,284
1,835	5.000%, 9/01/24	No Opt. Call	A3	2,074,669
2,000	5.000%, 9/01/25	No Opt. Call	A3	2,331,960
20,030	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	23,613,768
693,009	Total New York			754,096,407
	North Carolina – 0.8%
	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021:
7,515	5.000%, 5/01/26	No Opt. Call	AA	9,022,960
7,560	5.000%, 5/01/27	No Opt. Call	AA	9,328,360
7,410	5.000%, 5/01/28	No Opt. Call	AA	9,370,686
2,395	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	2,459,401
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BB	614,252
4,005	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	4,132,439
5,860	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	6,124,110
12,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47, 2.300%, 7/01/41	7/30 at 100.00	AA+	11,644,560
5,100	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	6,052,425
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,515,740

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 13,495	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/26	No Opt. Call	AA+	$ 16,209,654
77,550	Total North Carolina			88,474,587
	North Dakota – 1.1%
5,365	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	5,372,779
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,250	4.000%, 5/01/26	5/25 at 100.00	Aa2	1,409,187
1,320	4.000%, 5/01/27	5/25 at 100.00	Aa2	1,481,093
1,385	4.000%, 5/01/28	5/25 at 100.00	Aa2	1,548,278
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (4)	2,767,315
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,335	5.000%, 12/01/32	12/21 at 100.00	Baa2	2,352,723
26,005	5.000%, 12/01/35	12/21 at 100.00	Baa2	26,202,378
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
1,750	5.000%, 12/01/29	No Opt. Call	Baa2	2,218,037
1,740	5.000%, 12/01/30	No Opt. Call	Baa2	2,238,179
2,975	5.000%, 12/01/32	12/31 at 100.00	Baa2	3,853,815
3,875	5.000%, 12/01/33	12/31 at 100.00	Baa2	4,984,180
4,675	5.000%, 12/01/34	12/31 at 100.00	Baa2	5,987,553
	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021:
500	3.000%, 5/01/33	5/27 at 100.00	Baa2	524,005
500	3.000%, 5/01/36	5/27 at 100.00	Baa2	517,455
3,440	3.000%, 5/01/46	5/27 at 100.00	Baa2	3,479,216
3,855	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	4,069,030
2,575	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aa1	2,695,587
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	4,945,815
6,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa1	6,812,094
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
3,785	5.000%, 6/01/28	No Opt. Call	BBB-	4,650,137
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,650,460
1,260	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,508,107
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,131,943
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,632,685
102,905	Total North Dakota			113,032,051

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 3.1%
$ 1,925	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (4)	$1,978,977
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
2,085	5.000%, 6/01/27	No Opt. Call	A	2,532,399
14,600	5.000%, 6/01/28	No Opt. Call	A	18,118,746
13,705	5.000%, 6/01/29	No Opt. Call	A	17,344,089
15,745	5.000%, 6/01/30	No Opt. Call	A	20,262,555
11,595	5.000%, 6/01/31	6/30 at 100.00	A	14,834,991
6,880	5.000%, 6/01/32	6/30 at 100.00	A-	8,764,157
7,260	5.000%, 6/01/33	6/30 at 100.00	A-	9,214,610
3,200	5.000%, 6/01/34	6/30 at 100.00	A-	4,043,840
4,520	5.000%, 6/01/35	6/30 at 100.00	A-	5,695,336
1,220	5.000%, 6/01/36	6/30 at 100.00	A-	1,533,894
4,075	4.000%, 6/01/37	6/30 at 100.00	A-	4,737,473
7,815	4.000%, 6/01/38	6/30 at 100.00	A-	9,058,445
5,155	4.000%, 6/01/39	6/30 at 100.00	A-	5,957,479
7,280	3.000%, 6/01/48	6/30 at 100.00	BBB+	7,453,118
1,650	4.000%, 6/01/48	6/30 at 100.00	BBB+	1,836,136
7,475	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	8,467,605
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,741,779
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,546,236
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,283,620
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,055,258
5	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,359
10,170	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	12,527,406
8,470	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A, 5.000%, 4/01/27	No Opt. Call	AAA	10,433,346
3,335	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	3,802,067
1,080	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 3.000%, 8/01/40	2/31 at 100.00	A+	1,163,344
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,854,237
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,230	5.000%, 10/01/21	No Opt. Call	Aa3	1,230,000
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,010,886

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	$3,675
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	1,750
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (6)	No Opt. Call	N/R	35,925
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (6)	No Opt. Call	N/R	1,144
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (6)	No Opt. Call	N/R	4,512
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	312
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,038,136
14,735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	15,276,953
20,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	20,756,756
25,825	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	28,016,768
16,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	18,302,301
12,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	12,653,438
6,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,211,630
610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	679,162
5,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, 1.625%, 12/01/34 (Mandatory Put 12/01/26)	6/26 at 100.00	AA-	5,161,800
1,340	Ohio Higher Educational Facility Commission, Senior Hospital Parking Revenue Bonds, University Circle Incorporated 2020 Project, Series 2020, 5.000%, 1/15/37	1/30 at 100.00	A3	1,643,014
2,755	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	2,896,276
4,330	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	4,478,432
1,665	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	1,683,715

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 4,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41	3/30 at 100.00	Aaa	$3,898,760
1,400	Ohio State, General Obligation Bonds, Common Schools Series 2021A, 5.000%, 6/15/26	No Opt. Call	AA+	1,688,512
8,795	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,168,779
5,220	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	5,964,268
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
1,160	5.000%, 12/15/27	No Opt. Call	AA	1,452,622
1,250	5.000%, 12/15/28	No Opt. Call	AA	1,600,637
3,855	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	4,819
8,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (6)	No Opt. Call	N/R	10,625
8,645	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (6)	No Opt. Call	N/R	10,806
1,945	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	2,431
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (6)	No Opt. Call	N/R	2,944
1,385	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2021A, 4.000%, 12/01/27 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	1,648,635
1,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,094,347
356,945	Total Ohio			335,882,272
	Oklahoma – 1.9%
700	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	837,095
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
1,775	2.000%, 9/01/28	No Opt. Call	A	1,849,195
1,850	2.000%, 9/01/29	No Opt. Call	A	1,921,984
1,800	2.750%, 9/01/30	No Opt. Call	A	1,973,754
1,790	2.750%, 9/01/31	9/30 at 100.00	A	1,952,657
60	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	66,216
	Carter County Public Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Plainview Public Schools Project, Series 2021A:
740	4.000%, 12/01/33	12/31 at 100.00	A+	898,959
1,670	4.000%, 12/01/34	12/31 at 100.00	A+	2,018,078
1,570	4.000%, 12/01/35	12/31 at 100.00	A+	1,889,825

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
$ 7,580	5.000%, 6/01/22	No Opt. Call	A+	$7,819,073
3,085	5.000%, 6/01/23	No Opt. Call	A+	3,328,499
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021:
2,200	4.000%, 6/01/28	No Opt. Call	Aa3	2,628,274
2,010	4.000%, 6/01/29	No Opt. Call	Aa3	2,437,165
6,000	4.000%, 6/01/30	No Opt. Call	Aa3	7,329,480
15,140	4.000%, 6/01/31	No Opt. Call	Aa3	18,709,709
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,813,127
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,719,537
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,754,228
5,290	5.000%, 9/01/31	9/26 at 100.00	A	6,270,607
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,434,382
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,612,652
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,743,494
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,168,830
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,216,922
1,480	4.000%, 9/01/33	9/29 at 100.00	A+	1,749,094
1,390	4.000%, 9/01/34	9/29 at 100.00	A+	1,637,601
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
2,115	5.000%, 9/01/22	No Opt. Call	A	2,198,691
1,000	5.000%, 9/01/23	No Opt. Call	A	1,080,970
1,870	5.000%, 9/01/24	No Opt. Call	A	2,095,167
2,490	5.000%, 9/01/26	No Opt. Call	A	2,955,530
	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021:
890	4.000%, 12/01/33	12/31 at 100.00	A-	1,066,487
920	4.000%, 12/01/34	12/31 at 100.00	A-	1,098,535
960	4.000%, 12/01/35	12/31 at 100.00	A-	1,142,794

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
$ 1,280	5.000%, 9/01/30	9/28 at 100.00	A	$1,594,445
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,921,601
6,140	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021, 2.000%, 3/01/25	No Opt. Call	AAA	6,471,621
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,250	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,573,375
16,580	5.000%, 8/15/38	8/28 at 100.00	Baa3	19,870,964
3,205	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	3,230,512
1,510	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	1,573,903
1,470	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40	3/29 at 100.00	Aaa	1,524,963
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	781,148
500	3.000%, 9/01/23	No Opt. Call	A-	522,835
630	5.000%, 9/01/24	No Opt. Call	A-	705,083
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,734,016
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,465,805
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020:
1,540	2.000%, 9/01/27	No Opt. Call	A-	1,579,855
1,605	2.000%, 9/01/28	No Opt. Call	A-	1,639,010
1,670	2.000%, 9/01/29	No Opt. Call	A-	1,694,900
3,150	2.000%, 9/01/30	No Opt. Call	A-	3,172,113
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,655	5.000%, 9/01/25	9/23 at 100.00	AA-	3,975,799
10,755	5.000%, 9/01/26	9/23 at 100.00	AA-	11,696,708
1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,103,569
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,195	5.000%, 9/01/25	No Opt. Call	AA-	7,262,522
9,705	5.000%, 9/01/26	9/25 at 100.00	AA-	11,319,718
2,580	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020, 3.000%, 9/15/35	3/28 at 100.00	A+	2,768,263

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
$ 2,025	5.000%, 3/01/29	No Opt. Call	A-	$2,516,832
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,120,513
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,108,225
174,610	Total Oklahoma			200,346,909
	Oregon – 0.7%
5,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/35	6/27 at 100.00	AA+	6,057,400
1,760	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38	6/28 at 100.00	AA+	2,166,032
1,200	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40	6/27 at 100.00	Aa1	1,447,068
1,475	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-1, 3.250%, 11/15/25	11/21 at 100.00	N/R	1,477,404
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,177,938
1,510	0.000%, 6/15/35	6/28 at 75.58	AA+	1,014,629
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	612,600
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,142,732
1,770	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A	1,983,126
2,250	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-1, 1.200%, 6/01/28	6/23 at 100.00	BB+	2,228,557
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,716,220
2,225	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	2,326,705
3,750	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	4,012,200
7,625	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	7,928,322
7,420	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa2	7,244,814
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,570,020
11,305	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AAA	12,446,466

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A:
$ 3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	$4,010,709
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,249,998
76,100	Total Oregon			77,812,940
	Pennsylvania – 5.3%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,213,070
10,010	4.000%, 4/01/37	4/28 at 100.00	A	11,400,589
6,050	4.000%, 4/01/38	4/28 at 100.00	A	6,877,398
13,810	4.000%, 4/01/44	4/28 at 100.00	A	15,522,440
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,005	5.000%, 12/01/25 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	1,061,501
4,105	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (4)	4,335,783
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,831,113
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (6)	No Opt. Call	N/R	1,500
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (6)	No Opt. Call	N/R	9,713
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (6)	No Opt. Call	N/R	3,600
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
1,670	4.000%, 11/01/33	11/27 at 100.00	BB-	1,767,244
2,405	4.000%, 11/01/38	11/27 at 100.00	BB-	2,521,065
8,710	4.000%, 11/01/39	11/27 at 100.00	BB-	9,113,447
735	3.750%, 11/01/42	11/27 at 100.00	BB-	733,045
3,640	4.000%, 11/01/47	11/27 at 100.00	BB-	3,762,777
8,930	5.000%, 11/01/47	11/27 at 100.00	BB-	9,831,126
12,575	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	14,183,091
11,910	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	13,733,421
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,225,230
3,590	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	3,818,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
$ 2,000	5.000%, 6/01/28	No Opt. Call	A1	$2,512,120
1,750	5.000%, 6/01/29	No Opt. Call	A1	2,239,755
46,005	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	52,217,515
6,715	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	8,060,283
11,755	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	15,009,137
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba3	419,541
790	5.000%, 6/01/24	6/23 at 100.00	Ba3	834,019
525	5.000%, 6/01/25	6/23 at 100.00	Ba3	553,103
370	5.125%, 6/01/26	6/23 at 100.00	Ba3	389,666
460	5.375%, 6/01/28	6/23 at 100.00	Ba3	484,233
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,736,337
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,648,554
11,890	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	12,787,219
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
960	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	972,125
1,055	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,098,677
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,693,864
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (6)	No Opt. Call	N/R	5,069
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (6)	No Opt. Call	N/R	4,319
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,197,760
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,515,192
2,265	5.500%, 1/01/27	1/24 at 100.00	AA	2,509,801

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
$ 515	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	$573,087
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,232,611
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,771,206
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,268,346
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,388,796
3,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	3,529,170
2,395	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.150%, 11/01/21	No Opt. Call	A-	2,398,497
2,685	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 0.580%, 8/01/37 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	2,674,502
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
1,320	5.000%, 5/01/27	11/22 at 100.00	BB+	1,359,019
10,850	5.000%, 5/01/42	11/22 at 100.00	BB+	11,074,812
1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A, 3.000%, 7/15/39	7/31 at 100.00	A-	1,262,756
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,659,038
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,287,952
11,435	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	12,236,594
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,605	3.500%, 10/01/34	10/27 at 100.00	AA+	7,124,087
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,262,140
4,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	5,142,837
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133:
2,295	2.125%, 10/01/35	10/29 at 100.00	AA+	2,321,094
8,840	2.350%, 10/01/40	10/29 at 100.00	AA+	8,939,980
	Pennsylvania State, General Obligation Bonds, First Series 2021:
10,000	5.000%, 5/15/26	No Opt. Call	Aa3	12,010,400
21,160	5.000%, 5/15/27	No Opt. Call	Aa3	26,135,774
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2014A:
2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,384,131
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,718,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 16,020	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	$20,881,109
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,271,899
5,130	5.000%, 12/01/25	No Opt. Call	A1	6,054,631
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,841,238
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,351,201
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	26,041,856
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,725	5.000%, 12/01/29	12/27 at 100.00	A3	3,368,155
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,909,377
5,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	6,265,665
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,510	5.000%, 12/01/31	12/27 at 100.00	A3	4,301,540
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,750,940
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,293,240
12,085	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	13,805,179
1,060	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,271,088
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,655,140
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,753,384
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017:
1,835	5.000%, 5/01/31	11/27 at 100.00	BB+	2,035,235
2,060	5.000%, 5/01/33	11/27 at 100.00	BB+	2,273,952
1,165	5.000%, 5/01/34	11/27 at 100.00	BB+	1,283,282
3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A+	3,128,250
6,995	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.860%, 12/01/24 (3-Month LIBOR *0.67% reference rate + 0.780% spread) (5)	11/21 at 100.00	A+	7,012,627
4,265	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,563,465

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,990	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	$2,043,710
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,105	5.000%, 12/01/21	No Opt. Call	A	1,113,276
1,625	5.000%, 12/01/22	No Opt. Call	A	1,713,140
1,705	5.000%, 12/01/23	6/23 at 100.00	A	1,829,533
1,795	5.000%, 12/01/24	6/23 at 100.00	A	1,924,240
20,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	22,890,600
3,120	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	3,244,613
2,100	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021B, 4.000%, 5/15/29	No Opt. Call	AA	2,549,778
	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021C:
2,275	4.000%, 5/15/29	No Opt. Call	AA	2,758,551
2,395	4.000%, 5/15/30	5/29 at 100.00	AA	2,894,597
2,100	4.000%, 5/15/31	5/29 at 100.00	AA	2,518,005
526,310	Total Pennsylvania			571,181,347
	Puerto Rico – 2.5%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
4,750	5.000%, 7/01/28, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	5,558,308
6,800	5.000%, 7/01/29, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	8,082,956
8,030	5.000%, 7/01/33, 144A (WI/DD, Settling 6/15/22)	7/32 at 100.00	N/R	9,819,967
350	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	448,214
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
11,705	5.000%, 7/01/24, 144A	No Opt. Call	N/R	13,033,517
5,625	5.000%, 7/01/25, 144A	No Opt. Call	N/R	6,456,431
11,515	5.000%, 7/01/33, 144A	7/31 at 100.00	N/R	14,746,109
5,350	5.000%, 7/01/37, 144A	7/31 at 100.00	N/R	6,746,457
5,575	4.000%, 7/01/42, 144A	7/31 at 100.00	N/R	6,343,904
7,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	8,299,058
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
730	5.000%, 7/01/33	7/22 at 100.00	CCC	755,835
85	5.125%, 7/01/37	7/22 at 100.00	CCC	88,087
570	5.250%, 7/01/42	7/22 at 100.00	CCC	591,233

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$ 1,186	0.000%, 7/01/24	No Opt. Call	N/R	$1,133,686
15,217	0.000%, 7/01/27	No Opt. Call	N/R	13,752,516
33,697	0.000%, 7/01/29	7/28 at 98.64	N/R	29,063,326
30,550	0.000%, 7/01/31	7/28 at 91.88	N/R	24,381,038
59,672	0.000%, 7/01/33	7/28 at 86.06	N/R	44,307,653
4,627	4.500%, 7/01/34	7/25 at 100.00	N/R	5,088,775
12	0.000%, 7/01/51	7/28 at 30.01	N/R	2,867
944	4.750%, 7/01/53	7/28 at 100.00	N/R	1,058,630
23	5.000%, 7/01/58	7/28 at 100.00	N/R	26,145
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,216,351
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
24,213	4.329%, 7/01/40	7/28 at 100.00	N/R	26,910,570
25,344	4.329%, 7/01/40	7/28 at 100.00	N/R	28,167,575
3,703	4.784%, 7/01/58	7/28 at 100.00	N/R	4,160,543
272,606	Total Puerto Rico			264,239,751
	Rhode Island – 0.9%
	Rhode Island Health and Educational Building Corporation, Educational Institution Revenue Bonds, St George's School, Series 2021:
1,275	5.000%, 10/01/28	No Opt. Call	AA-	1,619,161
2,010	4.000%, 10/01/46	10/31 at 100.00	AA-	2,368,926
	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D:
1,250	5.000%, 5/15/27 – BAM Insured	No Opt. Call	AA	1,540,063
1,000	5.000%, 5/15/29 – BAM Insured	No Opt. Call	AA	1,285,440
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (4)	4,789,741
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,347,173
3,900	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39	4/29 at 100.00	AA+	4,110,054
13,950	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A, 2.250%, 10/01/41	4/30 at 100.00	AA+	13,661,095
10,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40	10/29 at 100.00	AA+	10,003,700
4,550	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	4,601,051
136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/21 at 16.36	CCC-	22,635,468

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
$ 3,855	5.000%, 5/01/25	No Opt. Call	AA	$4,487,104
4,050	5.000%, 5/01/26	No Opt. Call	AA	4,868,788
4,250	5.000%, 5/01/27	No Opt. Call	AA	5,251,980
4,465	5.000%, 5/01/28	No Opt. Call	AA	5,652,958
199,175	Total Rhode Island			91,222,702
	South Carolina – 1.0%
20	Charleston County School District, South Carolina, General Obligation Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B, 4.000%, 5/11/22	No Opt. Call	N/R	20,475
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,396,680
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,055	5.000%, 11/01/34	5/26 at 100.00	A1	1,221,247
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,351,303
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,159,456
1,000	Patriots Energy Group, South Carolina, Gas System Revenue Bonds, Improvement and Refunding Series 2021A, 2.250%, 6/01/41	6/31 at 100.00	A2	941,830
2,955	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.900%, 7/01/39	1/29 at 100.00	Aaa	3,099,647
6,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.150%, 7/01/40	1/30 at 100.00	Aaa	5,913,180
18,195	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	17,530,337
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,090,323
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,246,889
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
7,570	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	7,961,672
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (4)	1,340,969
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,135	5.000%, 12/01/31	6/25 at 100.00	A	3,587,851
8,420	5.000%, 12/01/50	6/25 at 100.00	A	9,563,773
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A:
2,850	5.000%, 12/01/31	12/30 at 100.00	A	3,717,283
2,675	5.000%, 12/01/32	12/30 at 100.00	A	3,472,204

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
$ 7,820	5.000%, 12/01/29	6/26 at 100.00	A	$9,262,086
4,185	5.000%, 12/01/31	6/26 at 100.00	A	4,940,602
	South Carolina State, General Obligation Bonds, Refunding State Transportation Infrastructure Series 2021A:
3,185	3.000%, 4/01/26	No Opt. Call	Aaa	3,532,133
3,325	3.000%, 4/01/27	No Opt. Call	Aaa	3,739,893
1,960	3.000%, 4/01/28	No Opt. Call	Aaa	2,229,206
1,580	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,616,435
96,630	Total South Carolina			104,935,474
	South Dakota – 0.3%
	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021:
200	2.000%, 8/01/26	No Opt. Call	AA+	210,974
400	2.000%, 8/01/27	No Opt. Call	AA+	424,252
400	2.000%, 8/01/29	8/27 at 100.00	AA+	417,776
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
715	5.000%, 6/01/22	No Opt. Call	AA+	737,165
1,080	5.000%, 6/01/24 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+ (4)	1,165,968
1,525	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 5.000%, 9/01/27	No Opt. Call	AA-	1,877,062
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	AA-	2,877,829
6,500	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	7,217,080
2,785	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B, 3.850%, 11/01/33	11/27 at 100.00	AAA	3,055,591
760	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	826,971
3,925	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41	5/30 at 100.00	AAA	3,811,214
7,400	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B, 2.050%, 11/01/41	5/30 at 100.00	AAA	7,137,744
28,100	Total South Dakota			29,759,626
	Tennessee – 1.5%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB	2,530,367

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
$ 2,855	3.375%, 4/01/26	No Opt. Call	BBB	$3,159,971
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,838,087
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,932,325
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,178,522
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
1,400	4.000%, 1/01/22	No Opt. Call	A+	1,412,642
1,390	4.000%, 1/01/23	No Opt. Call	A+	1,453,704
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,365,108
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,228,751
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	11/21 at 100.00	AA	1,485,476
1,560	5.250%, 4/01/24	11/21 at 100.00	AA	1,565,990
1,240	5.250%, 4/01/25	11/21 at 100.00	AA	1,244,762
8,300	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,835,832
1,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2021A, 5.000%, 5/15/28	No Opt. Call	AA+	1,581,275
	Murfreesboro, Tennessee, General Obligation Bonds, Series 2021:
4,440	5.000%, 6/01/27	No Opt. Call	Aa1	5,493,257
4,340	5.000%, 6/01/28	No Opt. Call	Aa1	5,505,637
4,435	3.000%, 6/01/30	6/29 at 100.00	Aa1	5,046,232
11,395	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	13,443,593
615	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	644,028
4,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	4,465,109
8,660	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	9,507,987
8,190	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	8,508,100
8,850	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	9,344,803
3,390	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,488,107
5,315	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4, 2.900%, 7/01/39	1/29 at 100.00	AA+	5,593,400
4,270	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.250%, 7/01/41	7/30 at 100.00	AA+	4,228,965

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 7,185	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2, 2.250%, 7/01/41	7/30 at 100.00	AA+	$6,971,174
5,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	5,605,600
4,455	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	5,814,399
27,255	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	28,626,472
147,575	Total Tennessee			162,099,675
	Texas – 4.8%
	Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890	3.000%, 2/15/25	8/22 at 100.00	AA	1,929,066
3,855	3.000%, 2/15/26	8/22 at 100.00	AA	3,929,055
4,075	3.000%, 2/15/27	8/22 at 100.00	AA	4,147,576
	Arlington Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2021:
1,255	5.000%, 2/15/25	No Opt. Call	AAA	1,449,199
1,250	5.000%, 2/15/26	No Opt. Call	AAA	1,489,900
1,200	5.000%, 2/15/27	No Opt. Call	AAA	1,470,900
1,200	5.000%, 2/15/28	No Opt. Call	AAA	1,507,200
1,500	5.000%, 2/15/29	No Opt. Call	AAA	1,925,355
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
2,610	5.000%, 1/01/28	1/27 at 100.00	BB+	2,988,998
2,840	5.000%, 1/01/30	1/27 at 100.00	BB+	3,217,578
1,600	5.000%, 1/01/32	1/27 at 100.00	BB+	1,804,144
1,025	Austin Independent School District, Travis County, Texas, General Obligation Bonds, Refunding and Building Series 2021, 5.000%, 8/01/25	No Opt. Call	Aaa	1,200,562
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,027,100
4,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/26	No Opt. Call	AA	4,867,440
3,075	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	3,438,957
6,910	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	8,071,986
3,470	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (4)	3,677,784
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,233,502
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,594,330
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,336,010

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
$ 2,000	5.000%, 1/01/33	1/26 at 100.00	A-	$2,321,620
1,670	5.000%, 1/01/35	1/26 at 100.00	A-	1,936,666
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
1,120	5.000%, 9/01/32	9/28 at 100.00	A	1,380,198
1,000	5.000%, 9/01/34	9/28 at 100.00	A	1,225,650
1,000	5.000%, 9/01/35	9/28 at 100.00	A	1,223,820
1,000	5.000%, 9/01/36	9/28 at 100.00	A	1,220,900
230	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	236,856
20,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	20,020,800
3,750	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	3,895,912
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	12,462,990
10,010	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45	4/30 at 100.00	A+	11,523,612
8,225	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (4)	9,009,336
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
550	4.000%, 3/01/22	11/21 at 100.00	BBB+	551,513
800	4.000%, 3/01/23	11/21 at 100.00	BBB+	802,168
440	4.250%, 3/01/25	11/21 at 100.00	BBB+	441,342
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A:
5,215	4.125%, 7/01/26	No Opt. Call	A+	6,055,658
4,025	3.950%, 7/01/27	No Opt. Call	A+	4,726,074
3,060	3.750%, 7/01/28	No Opt. Call	A+	3,608,689
6,890	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	7,853,498
5,420	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,551,588
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2020 Forward Delivery, 5.000%, 6/01/22	No Opt. Call	A+	1,031,880
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,900	5.000%, 12/01/23	12/22 at 100.00	A+	2,005,564
18,025	4.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (4)	18,808,366

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 6,145	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/29 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (4)	$7,041,678
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,368,520
5,070	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,785,681
6,965	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	AAA	6,990,562
425	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/23	No Opt. Call	Baa1	459,961
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,421,179
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,178,082
3,745	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,200,879
12,050	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,513,352
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,489,319
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,295,892
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	19,350,288
5,025	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A (4)	5,206,704
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,657,990
740	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Series 2021B-1, 4.000%, 7/15/41 (AMT)	7/29 at 100.00	B-	788,744
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,779,190
2,590	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,259,593
1,900	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2021A, 5.000%, 11/15/27	No Opt. Call	AA	2,371,732
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,119,880
1,325	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A	1,471,333
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2021, 3.000%, 9/01/33	9/31 at 100.00	A	1,092,460

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
$ 8,005	0.010%, 9/01/22 – AMBAC Insured	No Opt. Call	A	$7,962,734
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,763,765
2,265	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32 (Pre-refunded 8/01/24)	8/24 at 100.00	AA- (4)	2,565,588
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,171,460
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,370,424
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,835,047
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,334,140
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,330,640
1,855	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/22	No Opt. Call	A+	1,910,168
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
4,500	5.000%, 5/15/25	No Opt. Call	A+	5,227,110
3,825	5.000%, 5/15/26	No Opt. Call	A+	4,582,388
2,000	5.000%, 5/15/27	No Opt. Call	A+	2,461,620
2,100	5.000%, 5/15/28	No Opt. Call	A+	2,644,236
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,323,130
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,950,520
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,839,509
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,500	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,687,515
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,916,682
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	4,109,388
7,065	5.000%, 8/15/27 (Pre-refunded 8/15/22) (4)	8/22 at 100.00	AA	7,359,399
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	5,370,979
9,130	6.750%, 9/01/45 (Pre-refunded 9/01/31)	9/31 at 100.00	N/R (4)	13,828,389
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,404,500
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,222,205
10,070	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A, 4.000%, 1/01/37	1/29 at 100.00	A+	11,769,816

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A:
$ 1,365	2.750%, 1/01/36 (AMT), 144A	7/23 at 103.00	N/R	$1,349,070
1,435	2.875%, 1/01/41 (AMT), 144A	7/23 at 103.00	N/R	1,410,935
2,315	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021A, 2.000%, 8/15/43	8/30 at 100.00	AAA	2,148,297
	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C:
1,180	2.000%, 8/15/43	8/30 at 100.00	AAA	1,095,028
1,520	2.000%, 8/15/46	8/30 at 100.00	AAA	1,377,880
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (4)	4,856,903
1,315	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A3 (4)	1,435,901
2,680	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	2,892,229
4,900	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 9/01/41	3/30 at 100.00	Aaa	4,796,904
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
12,000	4.000%, 12/31/37	12/29 at 100.00	Baa2	13,905,360
10,845	4.000%, 12/31/39	12/29 at 100.00	Baa2	12,506,888
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
4,820	5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,412,426
8,000	5.000%, 12/31/45 (AMT)	12/25 at 100.00	Baa3	8,926,000
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
4,500	4.000%, 12/31/31	12/30 at 100.00	Baa2	5,396,670
3,500	4.000%, 6/30/32	12/30 at 100.00	Baa2	4,183,725
5,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A	6,762,547
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	18,239,325
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	715,905
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	959,358
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,180,687
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	562,518

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26 (Pre-refunded 2/15/22)	2/22 at 100.00	AAA	$ 8,986,997
466,415	Total Texas			515,087,266
	Utah – 0.4%
	Black Desert Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2021A:
1,055	3.250%, 3/01/31, 144A	9/26 at 103.00	N/R	1,045,843
1,600	3.500%, 3/01/36, 144A	9/26 at 103.00	N/R	1,580,592
6,010	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/28	No Opt. Call	AA+	7,580,774
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	3,487,895
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	2,088,560
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (4)	2,365,294
2,650	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	3,184,452
20,065	Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/27	No Opt. Call	AAA	24,942,199
38,985	Total Utah			46,275,609
	Vermont – 0.0%
2,985	Vermont Economic Development Authority, Revenue Bonds, Wake Robin Corporation Project, Series 2021A, 4.000%, 5/01/37 (WI/DD, Settling 10/21/21)	5/28 at 103.00	N/R	3,275,769
	Virginia – 2.0%
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,530,895
19,810	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	20,790,991
18,170	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36, 144A	10/31 at 100.00	AA+	20,145,079
18,600	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa3	19,266,066
870	James City County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Williamsburg Landing Inc, Refunding Series 2021A, 4.000%, 12/01/35 (WI/DD, Settling 10/13/21)	12/27 at 103.00	N/R	972,008
6,795	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,972,621
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,923,982
805	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (4)	849,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 21,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	$27,692,215
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,266,658
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	760,126
7,505	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B, 2.200%, 3/01/40	3/29 at 100.00	AA+	7,454,341
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
14,875	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,696,639
12,375	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	14,657,940
10,000	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	11,837,300
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,150	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,214,944
31,560	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	31,885,384
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,075,592
2,020	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	2,054,320
8,100	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,311,734
199,135	Total Virginia			217,358,126
	Washington – 3.0%
	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 2021:
3,690	4.000%, 12/01/25	No Opt. Call	Aaa	4,223,426
2,300	4.000%, 12/01/27	No Opt. Call	Aaa	2,736,494
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,915	5.000%, 7/01/36	7/29 at 100.00	Aa2	35,313,592
41,055	5.000%, 7/01/37	7/29 at 100.00	Aa2	51,798,683
	King County School District 412 Shoreline, Washington, General Obligation Bonds, Refunding & Improvement Series 2021A:
2,035	4.000%, 12/01/27	No Opt. Call	Aaa	2,423,909
3,455	4.000%, 12/01/28	No Opt. Call	Aaa	4,187,184
7,500	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, 0.875%, 1/01/42 (Mandatory Put 1/01/26)	4/25 at 100.00	AA	7,512,750
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,414,373

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$ 2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	$2,712,411
5,140	Snohomish County, Washington, General Obligation Bonds, Limited Tax Series 2013, 4.000%, 12/01/39	6/23 at 100.00	AA+	5,418,434
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,552,687
10,560	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,037,133
20,475	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	24,024,546
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,158,009
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,481,836
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,315	5.000%, 11/15/22 (ETM)	No Opt. Call	AA- (4)	1,383,972
2,035	5.000%, 11/15/24 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (4)	2,277,023
14,030	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	14,682,816
15,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2021B, 4.000%, 10/01/42 (Mandatory Put 10/01/30) (WI/DD, Settling 10/01/21)	No Opt. Call	AA-	18,286,650
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,040,592
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,477,141
3,020	5.000%, 10/01/32	10/28 at 100.00	AA-	3,772,131
2,610	5.000%, 10/01/33	10/28 at 100.00	AA-	3,254,983
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB-	6,089,933
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB-	5,852,650
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB-	6,724,815
4,375	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-1, 2.500%, 7/01/28, 144A	7/23 at 100.00	N/R	4,390,487
6,900	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.200%, 6/01/41	6/30 at 100.00	Aaa	6,801,192
12,333	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%, 12/20/35	No Opt. Call	BBB+	14,244,536
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F:
5,895	5.000%, 6/01/26	No Opt. Call	Aaa	7,092,628
6,060	5.000%, 6/01/27	No Opt. Call	Aaa	7,478,585

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
$ 1,625	5.000%, 6/01/22	No Opt. Call	Aaa	$1,677,244
2,000	5.000%, 6/01/23	No Opt. Call	Aaa	2,160,300
1,960	5.000%, 6/01/24	No Opt. Call	Aaa	2,205,882
7,950	Washington State, General Obligation Bonds, Various Purpose Series 2021C, 5.000%, 2/01/29	No Opt. Call	Aaa	10,209,151
10,885	Washington State, General Obligation Bonds, Various Purpose Series 2022A-1, 5.000%, 8/01/27	No Opt. Call	Aaa	13,489,998
4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,562,549
268,953	Total Washington			317,150,725
	West Virginia – 0.2%
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,084,540
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,084,540
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,895,543
1,225	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,370,040
18,055	Total West Virginia			18,434,663
	Wisconsin – 1.2%
2,000	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019, 4.000%, 6/01/35	6/29 at 100.00	AA	2,339,500
4,230	Public Finance Authority, 4.000%, 10/01/41 (Mandatory Put 10/01/30)	No Opt. Call	AA-	5,099,840
25,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	28,393,390
505	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A	No Opt. Call	BB	521,322
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,933,785
7,815	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,512,567
3,940	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,215,839
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170	4.050%, 11/01/30	5/26 at 100.00	BBB	4,605,306
9,035	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	10,077,278

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 530	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22	No Opt. Call	AA-	$542,609
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
890	5.000%, 12/01/26	11/24 at 100.00	AA-	1,014,030
3,995	5.000%, 12/01/27	11/24 at 100.00	AA-	4,549,106
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,858,950
1,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,097,788
1,435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,490,549
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	1,848,964
2,015	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,334,035
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Gundersen Health System, Refunding Series 2021A:
2,550	4.000%, 10/15/34	10/31 at 100.00	AA-	3,073,592
1,955	4.000%, 10/15/35	10/31 at 100.00	AA-	2,347,681
5,590	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	6,662,721
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,892,379
1,950	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39	11/26 at 103.00	N/R	2,198,411
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	3,034,452
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	908,861
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,495,771
2,750	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.000%, 11/01/39	11/28 at 100.00	AA	2,890,470
85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (4)	87,358
5,020	Wisconsin State, Transportation Revenue Bonds, Series 2015A, 5.000%, 7/01/30	7/24 at 100.00	AAA	5,661,004
8,120	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	8,740,693
116,685	Total Wisconsin			130,428,251
	Wyoming – 0.9%
10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	11,424,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
	Casper Community College District, Natrona County, Wyoming, Revenue Bonds, Refunding Series 2021:
$ 960	4.000%, 4/15/37	4/31 at 100.00	A+	$1,126,896
1,000	4.000%, 4/15/38	4/31 at 100.00	A+	1,170,740
1,035	4.000%, 4/15/39	4/31 at 100.00	A+	1,208,352
1,070	4.000%, 4/15/40	4/31 at 100.00	A+	1,246,283
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,865,695
28,275	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	29,048,038
4,790	University of Wyoming, Facilities Revenue Bonds, Series 2021C, 5.000%, 6/01/29	No Opt. Call	AA-	6,162,910
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
4,215	5.000%, 6/01/26	No Opt. Call	AA-	5,060,529
4,420	5.000%, 6/01/27	No Opt. Call	AA-	5,449,153
4,575	5.000%, 6/01/28	No Opt. Call	AA-	5,766,604
3,360	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	3,516,979
6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,729,450
3,250	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 3.000%, 12/01/40	6/29 at 100.00	AA+	3,398,395
6,675	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.250%, 12/01/40	6/30 at 100.00	AA+	6,577,612
6,000	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3, 2.250%, 12/01/41 (WI/DD, Settling 10/13/21)	12/30 at 100.00	AA+	5,837,400
92,345	Total Wyoming			99,589,233
$ 9,653,291	Total Municipal Bonds (cost $9,844,120,388)			10,312,670,794

Shares	Description (1)	Value
	COMMON STOCKS – 1.0%
	Electric Utilities – 1.0%
2,665,489	Energy Harbor Corp (8), (9), (10)	$ 107,203,302
	Total Common Stocks (cost $55,930,174)	107,203,302

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES – 0.1%
$ 8,270	Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021	2.032%	1/25/38	AA+	$ 8,456,621
8,270	Total Asset-Backed Securities(cost $8,594,974)				8,456,621
	Total Long-Term Investments (cost $9,908,645,536)				10,428,330,717

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.9%
	MUNICIPAL BONDS – 1.9%
	National – 0.2%
$ 719	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, 0.820%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (5)	No Opt. Call	A+	$719,253
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series 2018, 1.020%, 7/31/23 (SIFMA reference rate + 1.000% spread), 144A (5), (11)	No Opt. Call	A+	1,165,000
20,500	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	20,500,000
22,384	Total National			22,384,253
	Alabama – 0.4%
7,385	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	7,474,137
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	30,455,877
36,325	Total Alabama			37,930,014
	Alaska – 0.2%
14,665	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust 2017-XM0532, 0.170%, 4/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A+	14,665,000
6,750	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust Seres 2017-XL0044, 0.170%, 4/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A	6,750,000
21,415	Total Alaska			21,415,000
	California – 0.4%
28,205	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29) (11)	No Opt. Call	AA-	36,643,936
6,750	Tender Option BondsTrust Series 2015-ZF0181, 0.130%, 5/01/22 (Mandatory Put 10/07/21), 144A	No Opt. Call	A-	6,750,000
3,000	Tender Option BondsTrust Series 2015-ZF0182, 0.130%, 5/01/22 (Mandatory Put 10/07/21), 144A	No Opt. Call	A-	3,000,000
37,955	Total California			46,393,936
	District of Columbia – 0.0%
5,210	District of Columbia, General Obligation Bonds, Tender Option Bond Trust 2016-YX1039, 0.050%, 6/01/35 (Mandatory Put 10/07/21), 144A (11)	12/26 at 100.00	Aaa	5,210,000
	Florida – 0.3%
24,240	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	11/21 at 103.00	N/R	24,728,436
11,880	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.120%, 4/01/53 (Mandatory Put 10/07/21), 144A (11)	4/28 at 100.00	A3	11,880,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
36,120	Total Florida			36,608,436
	Ohio – 0.1%
$ 7,000	Ohio Air Quality Development Authority, Ohio, Variable Rate Demand Obligations, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (11)	No Opt. Call	N/R	$ 7,000,000
	South Carolina – 0.1%
7,250	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District Project, Tender Option Bond Trust 2016-XF0296, 0.080%, 12/01/22 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	N/R	7,250,000
	Texas – 0.1%
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Tender Option Bond Floater 2015-XM0085, 0.130%, 1/01/40 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A1	10,000,000
	Utah – 0.1%
10,155	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2008B-2, 0.070%, 10/01/35 (Mandatory Put 10/07/21) (11)	9/21 at 100.00	AA+	10,155,000
	Washington – 0.0%
4,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	Baa1	4,500,000
$ 198,314	Total Short-Term Investments (cost $205,325,087)			208,846,639
	Total Investments (cost $10,113,970,623) – 99.6%			10,637,177,356
	Other Assets Less Liabilities – 0.4%			40,064,741
	Net Assets – 100%			$10,677,242,097

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750% 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.3%
	MUNICIPAL BONDS – 96.0%
	National – 0.0%
$ 2,786	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	$ 3,149,778
	Alabama – 1.1%
9,415	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25	No Opt. Call	Aa1	11,141,805
9,810	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	10,489,342
10,010	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	11,300,389
29,205	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	29,874,087
5,090	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,216,366
1,000	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	1,124,090
10,960	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	12,348,413
6,000	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	6,161,340
125	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	135,675
6,650	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	7,825,454
88,265	Total Alabama			96,616,961
	Alaska – 0.9%
1,175	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2021A, 4.000%, 12/01/25	No Opt. Call	AA+	1,341,216
1,305	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,351,536
1,570	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	1,617,493
12,345	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	12,228,957
23,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	22,783,800

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
$ 1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	$1,796,155
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	3,992,978
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
5,145	5.000%, 4/01/27	No Opt. Call	A+	6,192,882
5,355	5.000%, 4/01/28	No Opt. Call	A+	6,587,293
5,575	5.000%, 4/01/29	No Opt. Call	A+	6,993,168
	North Slope Borough, Alaska, General Obligation Bonds, Refunding General Purpose Series 2021A:
4,170	5.000%, 6/30/23	No Opt. Call	AA	4,516,360
2,000	5.000%, 6/30/24	No Opt. Call	AA	2,255,120
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
600	3.000%, 6/01/22	No Opt. Call	A	609,948
520	4.000%, 6/01/23	No Opt. Call	A	549,957
550	5.000%, 6/01/24	No Opt. Call	A	613,987
1,000	5.000%, 6/01/25	No Opt. Call	A	1,153,450
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31	No Opt. Call	BBB+	988,760
70,530	Total Alaska			75,573,060
	Arizona – 1.6%
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
1,000	5.000%, 8/01/22	No Opt. Call	Aa3	1,039,970
1,000	5.000%, 8/01/24	No Opt. Call	Aa3	1,132,550
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A:
1,200	5.000%, 2/01/23 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,270,260
1,450	5.000%, 2/01/24 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,599,133
1,300	5.000%, 2/01/25 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,486,654
915	5.000%, 2/01/26 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	1,077,257
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26 (ETM)	No Opt. Call	Aa2 (4)	6,597,178
5,045	5.000%, 10/01/27 (ETM)	No Opt. Call	Aa2 (4)	6,285,515
16,900	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,517,188
1,760	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,831,386

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 19,570	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	$21,863,017
2,430	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	2,478,478
2,500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39 (Mandatory Put 3/31/23)	No Opt. Call	A+	2,546,400
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020:
750	5.000%, 5/15/22	No Opt. Call	AA	771,735
550	5.000%, 5/15/23	No Opt. Call	AA	590,876
425	4.000%, 5/15/24	No Opt. Call	AA	464,189
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A+	16,447,930
6,730	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,675,700
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.400%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (5)	4/22 at 100.00	AA-	3,782,155
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.620%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (5)	10/23 at 100.00	AA-	3,273,781
4,500	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010A, 0.875%, 6/01/43 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	4,458,240
2,150	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, Public Service Company of New Mexico Palo Verde Project, Refunding Series 2010B, 0.875%, 6/01/43 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	2,130,048
900	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015, 4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	925,488
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa2	1,396,060
2,055	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012, 4.000%, 7/01/22	No Opt. Call	AAA	2,113,835
4,030	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/22	No Opt. Call	AA	4,175,241
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,215,307
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2021B:
3,650	5.000%, 7/01/24	No Opt. Call	AAA	4,120,339
3,250	5.000%, 7/01/25	No Opt. Call	AAA	3,801,590
300	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	313,125

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
$ 1,425	5.000%, 8/01/22	No Opt. Call	AA	$1,481,587
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,173,400
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,260,240
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,130,120
3,350	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2021C-2 TEMPS -60, 1.125%, 12/01/26 (WI/DD, Settling 10/05/21)	12/22 at 100.00	N/R	3,329,129
3,715	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 1.300%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A-	3,725,068
129,700	Total Arizona			141,480,169
	Arkansas – 0.4%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,015,975
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,355,787
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
1,075	4.000%, 7/01/22 (ETM)	No Opt. Call	N/R (4)	1,105,498
1,180	5.250%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	1,282,672
545	5.250%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (4)	592,420
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	527,360
1,760	5.000%, 12/01/23	No Opt. Call	A	1,933,078
2,160	5.000%, 12/01/24	No Opt. Call	A	2,463,804
2,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019, 2.125%, 2/01/31	2/25 at 100.00	Aa2	2,048,040
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,730,522
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	4,027,633
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,147,003
33,340	Total Arkansas			35,229,792
	California – 3.6%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,744,150

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$ 450	4.000%, 6/01/22	No Opt. Call	A	$460,499
630	4.000%, 6/01/23	No Opt. Call	A	666,603
605	5.000%, 6/01/24	No Opt. Call	A	676,209
740	5.000%, 6/01/25	No Opt. Call	A	856,424
905	5.000%, 6/01/26	No Opt. Call	A	1,079,955
840	5.000%, 6/01/27	No Opt. Call	A	1,029,613
1,185	5.000%, 6/01/28	No Opt. Call	A	1,487,578
1,475	5.000%, 6/01/29	No Opt. Call	A	1,888,089
1,000	5.000%, 6/01/30	No Opt. Call	A	1,304,500
200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 1.750%, 6/01/30	No Opt. Call	A	201,270
2,685	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25	No Opt. Call	AAA	3,192,116
6,605	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A	6,898,922
8,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,636,958
5,420	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	6,389,584
3,907	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	4,606,813
10,400	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.200%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	10,398,960
	California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020A-1:
1,050	4.000%, 4/01/25	No Opt. Call	AAA	1,184,232
1,000	4.000%, 4/01/26	No Opt. Call	AAA	1,157,170
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	21,529,343
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,589,273
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,762,786
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,127,859
1,700	5.000%, 2/01/25	No Opt. Call	A-	1,955,561
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,374,440
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,830,615
3,385	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,727,562

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,995	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	$6,607,209
6,680	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	7,321,547
3,700	California Pollution Control Financing Authority, Water Facilities Revenue Bonds, American Water Capital Corporation, Project, Refunding Series 2020, 0.600%, 8/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	3,697,928
5,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,240,685
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,158,250
325	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/27, 144A	No Opt. Call	BB	389,929
5,630	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	11/21 at 100.00	N/R	5,636,700
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	859,990
5,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,547,968
3,625	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	4,709,600
5,185	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	5,251,575
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A:
9,715	5.000%, 6/01/25	No Opt. Call	AA	11,359,264
25,525	5.000%, 6/01/26	No Opt. Call	AA	30,854,620
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	Aa2	5,048,777
2,825	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	2,927,011
1,270	Miracosta Community College District, California, General Obligation Bonds, Election 2016, Series 2016B, 4.000%, 8/01/27	No Opt. Call	AAA	1,512,938
2,715	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,065,018
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22	No Opt. Call	Aaa	1,976,418
2,500	5.000%, 8/01/23	No Opt. Call	Aaa	2,719,650
38,230	Orange County Transportation Authority, California, Bond Anticipation Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24	No Opt. Call	AA	43,613,931
16,210	Riverside County Office of Education, California, Pooled Cross Fiscal Year 2020-21 Tax and Revenue Anticipation Notes, Participations Series 2021A, 2.000%, 12/01/21	No Opt. Call	N/R	16,261,548
30	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa	31,754

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 13,925	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	$14,544,941
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A1	7,335,443
	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2020C-1:
1,170	5.000%, 8/01/24	No Opt. Call	Aaa	1,325,435
1,340	5.000%, 8/01/25	No Opt. Call	Aaa	1,573,977
4,025	5.000%, 8/01/29	No Opt. Call	Aaa	5,280,679
10,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/22	No Opt. Call	AAA	10,339,600
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,525,961
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,130	5.000%, 7/01/22	No Opt. Call	Baa2	1,167,697
980	5.000%, 7/01/23	No Opt. Call	Baa2	1,055,803
288,917	Total California			320,698,930
	Colorado – 1.9%
7,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,275,266
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	17,057,668
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,965,103
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,000,275
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,495,210
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,000,275
3,140	5.000%, 8/01/29	No Opt. Call	BBB+	4,018,478
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,699,400
10,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	12,813,091
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (4)	2,373,830
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (4)	539,360

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
$ 3,155	5.000%, 1/01/26	No Opt. Call	AA-	$3,736,151
4,550	5.000%, 1/01/27	No Opt. Call	AA-	5,540,581
5,100	5.000%, 1/01/28	No Opt. Call	AA-	6,369,033
630	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 1.950%, 11/01/36	5/30 at 100.00	AAA	625,225
2,500	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021H, 1.800%, 11/01/36	5/30 at 100.00	AAA	2,400,850
10,395	Colorado State Education Loan Program, Tax and Revenue Anticipation Notes, Series 2021A, 4.000%, 6/29/22	No Opt. Call	N/R	10,696,039
	Colorado State, Certificates of Participation, Rural Series 2020A:
765	5.000%, 12/15/21	No Opt. Call	Aa2	772,398
2,195	5.000%, 12/15/22	No Opt. Call	Aa2	2,322,091
	Colorado State, Certificates of Participation, Rural Series 2021A:
8,785	5.000%, 12/15/21	No Opt. Call	Aa2	8,869,951
8,845	5.000%, 12/15/22	No Opt. Call	Aa2	9,357,125
4,715	5.000%, 12/15/23	No Opt. Call	Aa2	5,206,350
4,600	5.000%, 12/15/24	No Opt. Call	Aa2	5,274,498
530	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.500%, 12/01/27	12/22 at 103.00	N/R	557,809
13,115	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	14,937,460
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2021B, 0.384%, 9/01/39 (Mandatory Put 9/01/24) (SOFR *0.67% reference rate + 0.350% spread) (5)	6/24 at 100.00	A	3,003,960
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
680	3.625%, 12/01/21	No Opt. Call	N/R	682,264
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,907,923
5,725	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	5,816,199
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
575	5.000%, 1/15/24	No Opt. Call	A-	632,788
475	5.000%, 7/15/24	No Opt. Call	A-	532,513
325	5.000%, 1/15/25	No Opt. Call	A-	369,970
400	5.000%, 7/15/25	No Opt. Call	A-	462,448
500	3.000%, 1/15/26	No Opt. Call	A-	544,180
425	5.000%, 7/15/26	No Opt. Call	A-	505,011
1,400	5.000%, 1/15/27	No Opt. Call	A-	1,683,206
625	5.000%, 7/15/27	No Opt. Call	A-	760,275

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 555	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 3.000%, 12/01/25	12/24 at 103.00	N/R	$581,390
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	546,405
805	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%, 12/01/31	3/26 at 103.00	N/R	887,722
	Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior Revenue Bonds, Series 2021:
1,480	5.000%, 7/15/26	No Opt. Call	AA	1,787,115
1,000	5.000%, 7/15/27	No Opt. Call	AA	1,239,200
148,810	Total Colorado			163,846,086
	Connecticut – 3.7%
7,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	8,081,718
1,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	1,727,440
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
845	4.000%, 7/01/22	No Opt. Call	BBB+	867,587
1,250	4.000%, 7/01/25	No Opt. Call	BBB+	1,403,388
24,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	24,796,710
740	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	748,480
12,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 0.375%, 7/01/35 (Mandatory Put 7/12/24)	No Opt. Call	AAA	12,012,975
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	36,054,650
6,655	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,893,781
6,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	6,917,084
44,445	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	44,727,670
26,310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	27,145,869
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,179,825
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.600%, 11/15/34	11/28 at 100.00	AAA	5,231,750
3,505	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1, 2.300%, 11/15/35	5/29 at 100.00	AAA	3,565,111

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 4,350	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1, 1.950%, 11/15/35	11/29 at 100.00	AAA	$4,309,936
1,250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, 2.200%, 11/15/34 (AMT)	11/29 at 100.00	AAA	1,255,525
4,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021A-1, 1.700%, 5/15/34	5/30 at 100.00	AAA	3,875,400
2,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.000%, 11/15/36	11/30 at 100.00	AAA	2,840,985
12,115	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Social Series 2021D-1, 2.000%, 11/15/36 (WI/DD, Settling 10/05/21)	11/30 at 100.00	AAA	11,868,460
7,175	Connecticut State, General Obligation Bonds, Refunding Series 2018B, 5.000%, 4/15/22	No Opt. Call	Aa3	7,360,689
	Connecticut State, General Obligation Bonds, Refunding Series 2020D:
5,950	5.000%, 7/15/22	No Opt. Call	Aa3	6,175,564
5,000	5.000%, 7/15/23	No Opt. Call	Aa3	5,427,850
	Connecticut State, General Obligation Bonds, Refunding Series 2021C:
20,000	5.000%, 7/15/22	No Opt. Call	Aa3	20,758,200
9,115	5.000%, 7/15/24	No Opt. Call	Aa3	10,307,971
6,875	5.000%, 7/15/24	No Opt. Call	Aa3	7,774,800
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	Aa3	508,576
1,440	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,488,802
1,695	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	Aa3	1,820,023
1,200	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/22	No Opt. Call	Aa3	1,222,632
1,750	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,917,125
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
12,000	5.000%, 1/01/23 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	12,696,120
3,440	5.000%, 1/01/24 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,796,246
4,250	North Branford, Connecticut, General Obligation Bonds, Anticipation Notes, Series 2021, 2.000%, 8/04/22	No Opt. Call	N/R	4,315,492
1,005	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	1,044,828
	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2021A:
3,660	4.000%, 8/15/22	No Opt. Call	AAA	3,780,890
8,415	4.000%, 8/15/23	No Opt. Call	AAA	9,008,342
525	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/21	No Opt. Call	AA-	529,904
10,615	Tolland, Connecticut, General Obligation Bonds, Bond Anticipation Note Series 2021, 1.000%, 9/15/23	No Opt. Call	N/R	10,698,434
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,176,056
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,075,920
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,036,990
312,795	Total Connecticut			322,425,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware – 0.9%
$ 14,785	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	$14,899,880
9,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	9,071,910
7,855	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, 1.050%, 1/01/31 (Mandatory Put 7/01/25)	No Opt. Call	A	7,965,677
	Delaware State, General Obligation Bonds, Refunding Series 2020B:
2,080	5.000%, 7/01/22	No Opt. Call	Aaa	2,154,963
1,550	5.000%, 7/01/24	No Opt. Call	Aaa	1,751,113
14,880	Delaware State, General Obligation Bonds, Series 2021, 5.000%, 2/01/25	No Opt. Call	AAA	17,175,686
	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2020:
3,140	5.000%, 7/01/26	No Opt. Call	AA+	3,788,912
4,900	5.000%, 7/01/27	No Opt. Call	AA+	6,078,548
9,795	5.000%, 7/01/28	No Opt. Call	AA+	12,457,673
67,985	Total Delaware			75,344,362
	District of Columbia – 0.6%
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA	10,077,500
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,190	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	8,580,253
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	11,843,688
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	Aa3	10,059,369
7,320	5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	8,562,936
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,351,824
46,415	Total District of Columbia			50,475,570
	Florida – 3.4%
4,250	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	5,008,243
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A1	5,667,250
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A1	6,697,105
2,370	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A1	2,770,388
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A1	4,793,740
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,585,000
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,092,550
1,085	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017, 2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,103,705

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
$ 18,135	5.000%, 6/01/22	12/21 at 100.00	AA	$18,272,463
10,845	5.000%, 6/01/25	12/24 at 100.00	AA	12,396,052
	Clay County, Florida, Sales Surtax Revenue Bonds, Series 2020:
1,855	5.000%, 10/01/27	No Opt. Call	AA	2,296,230
1,885	5.000%, 10/01/28	No Opt. Call	AA	2,387,993
1,740	5.000%, 10/01/29	No Opt. Call	AA	2,250,690
5,025	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,443,934
10,665	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021B, 5.000%, 7/01/25	No Opt. Call	AAA	12,475,064
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A:
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	11/21 at 104.00	N/R	27,329,940
24,930	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	11/21 at 104.00	N/R	25,413,891
2,770	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	2,980,520
9,400	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	9,819,898
2,315	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1, 1.800%, 7/01/36	1/30 at 100.00	Aaa	2,239,230
3,000	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-2, 1.800%, 7/01/36	7/30 at 100.00	Aaa	2,901,810
4,065	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2017C, 5.000%, 6/01/28	6/27 at 100.00	AAA	5,047,511
8,280	Florida State Department of Transportation Financing Corporation, Revenue Bonds, Series 2020, 5.000%, 7/01/23	No Opt. Call	AA+	8,973,367
34,084	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	34,640,247
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
3,135	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,420,567
2,750	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,221,708
2,340	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,822,461
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,460,039
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,487,745
2,540	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	3,098,876
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
1,805	5.000%, 7/01/22	No Opt. Call	A	1,867,417
4,000	5.000%, 7/01/23	No Opt. Call	A	4,313,040
3,000	Miami-Dade County Industrial Development Authority, Florida, Solid Waste Revenue Bonds, Waste Management Inc of Florida Project, Series 2008, 0.400%, 8/01/23 (AMT)	No Opt. Call	A-	2,999,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,500	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2004A, 0.550%, 7/01/39 (Mandatory Put 7/01/24)	No Opt. Call	A-	$2,499,998
26,210	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	31,746,862
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,135	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,640,675
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,346,982
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
500	5.000%, 9/01/22	No Opt. Call	AA	521,845
510	5.000%, 9/01/23	No Opt. Call	AA	556,094
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
440	5.000%, 8/15/22	No Opt. Call	AA-	458,053
1,795	5.000%, 8/15/23	No Opt. Call	AA-	1,952,116
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,259,920
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,422,515
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,824,099
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	102,465
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/22 (7)	No Opt. Call	N/R	2
460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	458,947
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	11/21 at 100.00	N/R	216,656
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	11/21 at 100.00	N/R	3
273,209	Total Florida			299,285,576
	Georgia – 2.6%
8,535	Athens-Clarke County Unified Government, Georgia, General Obligation Sales Tax Bonds, Series 2021, 5.000%, 12/01/21	No Opt. Call	Aa1	8,600,975
14,775	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/26)	1/26 at 100.00	AA-	17,347,180
8,335	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	10,478,012
1,680	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,760,741
4,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	4,404,000
2,885	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.750%, 12/01/35	6/29 at 100.00	AAA	3,042,752

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series 2020:
$ 4,100	5.000%, 6/01/22	No Opt. Call	AA	$4,230,421
3,500	5.000%, 6/01/23	No Opt. Call	AA	3,777,480
5,000	5.000%, 6/01/24	No Opt. Call	AA	5,624,400
10,695	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	11,881,931
5,025	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,114,772
	Georgia State, General Obligation Bonds, Series 2021A:
15,385	5.000%, 7/01/22	No Opt. Call	AAA	15,940,552
23,040	5.000%, 7/01/23	No Opt. Call	AAA	24,973,517
35,780	5.000%, 7/01/24	No Opt. Call	AAA	40,422,455
4,530	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,230,519
6,040	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,166,520
14,905	Gwinnett County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2021, 4.000%, 8/01/24	No Opt. Call	AAA	16,461,529
	Henry County School District, Georgia, General Obligation Bonds, Series 2021:
2,875	4.000%, 8/01/24	No Opt. Call	AA+	3,175,236
1,895	4.000%, 8/01/25	No Opt. Call	AA+	2,151,697
11,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	12,896,793
9,860	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	11,257,655
4,615	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C, 4.000%, 5/01/52 (Mandatory Put 12/01/28)	9/28 at 100.69	A3	5,452,669
2,410	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	2,835,534
201,565	Total Georgia			225,227,340
	Hawaii – 0.3%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	18,684,719
2,490	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	2,678,344
5,755	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,074,736
2,170	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,534,755
27,545	Total Hawaii			30,972,554

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho – 0.6%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
$ 4,500	5.000%, 3/01/25	No Opt. Call	A-	$5,159,925
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,110,403
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,235,278
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	6,027,898
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	6,077,210
10,295	Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22	No Opt. Call	N/R	10,515,828
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,675,141
47,765	Total Idaho			53,801,683
	Illinois – 5.9%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	586,960
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,468,304
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,715,794
417	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	418,956
292	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	293,369
	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A:
400	0.000%, 1/01/22	No Opt. Call	AA	399,636
400	0.000%, 1/01/23	No Opt. Call	AA	397,432
550	0.000%, 1/01/26	No Opt. Call	AA	527,758
780	0.000%, 1/01/27	No Opt. Call	AA	733,894
585	0.000%, 1/01/28	No Opt. Call	AA	537,802
19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	25,420,395
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,401,299
12,000	5.000%, 12/01/22	No Opt. Call	BB	12,626,160
3,205	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22	No Opt. Call	BB	3,335,283
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,048,736
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	1,011,047
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,350,924

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 3,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	$4,124,542
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
1,910	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,021,888
4,360	5.000%, 1/01/23	No Opt. Call	BBB+	4,599,408
7,575	5.000%, 1/01/24	No Opt. Call	BBB+	8,302,806
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,760,312
1,855	5.000%, 1/01/26	No Opt. Call	BBB+	2,161,817
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,025	5.000%, 12/01/23	No Opt. Call	AA	1,120,448
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,064,798
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	2,988,254
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	A+	3,619,041
3,000	5.000%, 11/15/33	11/22 at 100.00	A+	3,148,770
	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018:
20	0.000%, 12/15/26 (ETM)	No Opt. Call	N/R (4)	19,167
980	0.000%, 12/15/26	No Opt. Call	N/R	916,663
1,050	0.000%, 12/15/27	No Opt. Call	Aa1	958,472
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,822,390
833	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017, 2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	839,023
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	22,015,552
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,310,057
10,155	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,274,017
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
5,510	5.000%, 2/15/22	No Opt. Call	AA+	5,607,307
4,010	5.000%, 2/15/23	No Opt. Call	AA+	4,272,896
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	9,044,614

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
$ 770	5.000%, 9/01/22 (ETM)	No Opt. Call	AA+ (4)	$803,734
620	5.000%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	676,153
2,240	5.000%, 9/01/24 (ETM)	No Opt. Call	AA+ (4)	2,541,818
865	5.000%, 9/01/25 (Pre-refunded 9/01/24)	9/24 at 100.00	AA+ (4)	981,550
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,535	5.000%, 12/01/21	No Opt. Call	A3	2,553,784
2,770	5.000%, 12/01/22	No Opt. Call	A3	2,918,583
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
1,000	5.000%, 7/01/23	No Opt. Call	AA-	1,082,820
960	5.000%, 7/01/24	No Opt. Call	AA-	1,082,861
1,100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/21	No Opt. Call	A	1,105,973
945	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,086,693
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,000	5.000%, 8/15/22 (ETM)	No Opt. Call	N/R (4)	1,040,780
1,025	5.000%, 8/15/24 (ETM)	No Opt. Call	N/R (4)	1,159,747
2,000	5.000%, 8/15/25 (ETM)	No Opt. Call	N/R (4)	2,342,280
3,000	5.000%, 8/15/26 (ETM)	No Opt. Call	N/R (4)	3,623,760
3,265	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021A, 5.000%, 10/01/25	No Opt. Call	AA+	3,844,831
2,100	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	2,101,197
10,135	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 1.950%, 10/01/36	4/30 at 100.00	Aaa	9,891,152
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
5,205	5.000%, 2/01/22	No Opt. Call	A1	5,286,250
2,600	5.000%, 2/01/25	No Opt. Call	A1	2,977,858
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	BBB	5,679,600
4,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/22	No Opt. Call	BBB	4,315,365

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, November Series 2017D:
$ 3,450	5.000%, 11/01/21	No Opt. Call	BBB	$3,462,351
18,575	5.000%, 11/01/22	No Opt. Call	BBB	19,500,778
28,830	5.000%, 11/01/23	No Opt. Call	BBB	31,523,010
11,425	5.000%, 11/01/24	No Opt. Call	BBB	12,942,925
705	5.000%, 11/01/25	No Opt. Call	BBB	823,475
7,635	3.250%, 11/01/26	No Opt. Call	BBB	8,470,727
6,135	5.000%, 11/01/26	No Opt. Call	BBB	7,336,049
15,400	5.000%, 11/01/27	No Opt. Call	BBB	18,770,598
9,250	5.000%, 11/01/28	11/27 at 100.00	BBB	11,188,800
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	BBB	6,251,450
10,610	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/28	2/27 at 100.00	BBB	12,648,605
	Illinois State, General Obligation Bonds, Refunding March Series 2021C:
8,000	4.000%, 3/01/22	No Opt. Call	BBB	8,121,680
7,500	4.000%, 3/01/23	No Opt. Call	BBB	7,879,800
3,300	4.000%, 3/01/24	No Opt. Call	BBB	3,573,636
3,775	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/25	7/23 at 100.00	BBB	4,096,328
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,855	5.000%, 12/01/21	No Opt. Call	AA-	1,869,284
2,350	5.000%, 12/01/22	No Opt. Call	AA-	2,481,130
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C:
5,020	5.000%, 1/01/27	No Opt. Call	AA-	6,112,904
10,020	5.000%, 1/01/28	No Opt. Call	AA-	12,513,277
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,210,212
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	2,961,000
5,080	5.000%, 1/01/27	1/26 at 100.00	AA+	6,034,532
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	987,183
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,053,040
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,187,511
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,483,161
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,495	4.000%, 12/01/25	No Opt. Call	Aa2	1,681,501
1,770	4.000%, 12/01/26	No Opt. Call	Aa2	2,029,199

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020:
$ 250	4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	$255,280
350	4.000%, 5/01/23 – AGM Insured	No Opt. Call	AA	368,543
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
775	5.000%, 12/15/25	No Opt. Call	BBB+	907,719
1,925	5.000%, 12/15/26	No Opt. Call	BBB+	2,317,180
360	5.000%, 12/15/27	No Opt. Call	BBB+	442,940
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB+	2,380,505
650	5.000%, 12/15/30	12/27 at 100.00	BBB+	788,372
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
348	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	351,156
335	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	351,760
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,120,030
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,111,430
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,090,033
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,185,880
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	378,092
250	5.000%, 10/01/26 – BAM Insured	No Opt. Call	AA	298,298
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,384,045
2,265	5.000%, 6/01/23	No Opt. Call	A	2,441,806
2,555	5.000%, 6/01/24	No Opt. Call	A	2,866,097
5,990	5.000%, 6/01/25	No Opt. Call	A	6,958,643
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,016,224
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,192,165
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,072,940
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,371,874
1,218	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,358,253
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
4,500	5.000%, 1/01/25	No Opt. Call	AA-	5,131,890
5,750	5.000%, 1/01/26	No Opt. Call	AA-	6,764,185
2,255	5.000%, 1/01/28	No Opt. Call	AA-	2,791,374

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
$ 2,690	5.000%, 2/15/26	No Opt. Call	A+	$3,188,349
3,590	5.000%, 2/15/27	No Opt. Call	A+	4,366,625
2,565	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/22	No Opt. Call	A	2,613,017
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
6,220	0.000%, 2/01/22	No Opt. Call	A+	6,208,306
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,755,074
471,353	Total Illinois			520,385,011
	Indiana – 2.5%
2,200	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016, 5.000%, 1/15/22	No Opt. Call	AA+	2,228,974
15,020	Indiana Bond Bank, Advance Funding Program Notes, Series 2021A, 2.000%, 1/10/22	1/22 at 100.00	N/R	15,092,997
4,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	4,504,101
4,500	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 0.650%, 8/01/25	No Opt. Call	A2	4,471,965
1,100	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B	1,213,201
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,151,625
10,600	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (4)	10,638,054
8,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46 (Mandatory Put 1/01/26)	6/25 at 100.00	AA	7,988,080
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
435	4.000%, 10/01/21 (ETM)	No Opt. Call	N/R (4)	435,000
145	5.000%, 10/01/23 (ETM)	No Opt. Call	N/R (4)	158,827
5,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 5.000%, 2/01/26 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA	5,079,400
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
10,455	5.000%, 10/01/22	No Opt. Call	AA	10,952,135
1,500	5.000%, 10/01/22	No Opt. Call	AA-	1,571,325
4,500	5.000%, 10/01/23	No Opt. Call	AA	4,924,980
5,000	5.000%, 10/01/24	No Opt. Call	AA	5,692,900
2,000	5.000%, 10/01/25	No Opt. Call	AA	2,355,180
4,900	5.000%, 10/01/26	No Opt. Call	AA	5,945,121

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
$ 830	5.000%, 10/01/23	No Opt. Call	AA	$908,385
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,139,870
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,047,680
1,250	5.000%, 10/01/26	10/24 at 100.00	AA	1,418,000
850	5.000%, 10/01/27	10/24 at 100.00	AA	961,758
	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2:
70	2.000%, 11/15/36 (Pre-refunded 2/01/23)	No Opt. Call	N/R (4)	71,392
9,930	2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,142,005
2,785	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.550%, 7/01/35	7/29 at 100.00	Aaa	2,881,194
3,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35	7/29 at 100.00	Aaa	3,493,805
1,250	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36	7/30 at 100.00	Aaa	1,232,763
2,540	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36	7/30 at 100.00	Aaa	2,504,973
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	264,753
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,026,720
3,250	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%, 8/15/22	No Opt. Call	AA	3,384,810
10,675	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,519,106
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
450	5.000%, 10/01/21	No Opt. Call	A+	450,000
505	5.000%, 10/01/22	No Opt. Call	A+	528,705
710	5.000%, 10/01/23	No Opt. Call	A+	772,445
445	5.000%, 10/01/24	No Opt. Call	A+	502,116
545	5.000%, 10/01/25	10/24 at 100.00	A+	618,591
810	5.000%, 10/01/26	10/24 at 100.00	A+	917,309
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
2,065	5.000%, 10/01/21	No Opt. Call	A+	2,065,000
4,690	5.000%, 10/01/22	No Opt. Call	A+	4,910,149
10,000	5.000%, 10/01/23	No Opt. Call	A+	10,879,500
5,525	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	5,526,602

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	$1,011,300
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,523,925
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,776,317
13,020	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	14,060,558
1,595	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24	No Opt. Call	A	1,718,373
3,485	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	3,486,011
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	10,497,300
10,970	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	11,679,430
211,480	Total Indiana			223,324,710
	Iowa – 0.7%
	Des Moines Metropolitan Wastewater Reclamation Authority, Iowa, Sewer Revenue Bonds, Refunding Series 2021A:
2,450	5.000%, 6/01/24	No Opt. Call	AA	2,753,187
2,575	5.000%, 6/01/25	No Opt. Call	AA	2,998,536
	Des Moines, Iowa, General Obligation Bonds, Series 2021F:
4,925	5.000%, 6/01/22	No Opt. Call	AA+	5,082,354
4,170	5.000%, 6/01/23	No Opt. Call	AA+	4,501,348
4,385	5.000%, 6/01/24	No Opt. Call	AA+	4,932,599
4,610	5.000%, 6/01/25	No Opt. Call	AA+	5,379,224
1,610	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	1,635,245
4,915	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	5,320,193
9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	10,438,830
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Green Series 2021A, 1.850%, 7/01/35	7/30 at 100.00	AAA	2,976,630
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,289,131
2,545	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.500%, 1/01/35	7/29 at 100.00	AAA	2,653,850
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.000%, 7/01/36	7/30 at 100.00	AAA	2,977,770
1,955	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021D, 2.000%, 7/01/36	1/31 at 100.00	AAA	1,908,764

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$ 1,425	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 0.375%, 6/01/30	No Opt. Call	A	$1,424,943
3,150	West Des Moines, Iowa, General Obligation Bonds, Urban Renewal Series 2021B, 5.000%, 6/01/24	No Opt. Call	AAA	3,546,081
56,665	Total Iowa			60,818,685
	Kansas – 0.6%
5,300	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A, 4.000%, 10/01/23	No Opt. Call	Aaa	5,700,839
	Kansas Development Finance Authority, Kansas, Revenue Bonds, State of Kansas Projects, Series 2021P:
4,570	5.000%, 5/01/22	No Opt. Call	Aa3	4,697,092
4,245	5.000%, 5/01/23	No Opt. Call	Aa3	4,562,823
4,445	5.000%, 5/01/24	No Opt. Call	Aa3	4,976,311
10,000	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2021A, 4.000%, 8/01/22	No Opt. Call	N/R	10,322,500
20,020	Wichita, Kansas, General Obligation Bonds, Temporary Notes Series 2021-306, 4.000%, 10/15/22 (WI/DD, Settling 10/15/21)	No Opt. Call	N/R	20,792,572
48,580	Total Kansas			51,052,137
	Kentucky – 2.5%
6,025	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	6,062,536
18,750	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	18,928,875
	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Refunding Series 2021A:
3,520	5.000%, 11/01/23	No Opt. Call	A1	3,858,026
2,200	5.000%, 11/01/24	No Opt. Call	A1	2,505,866
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,375	5.000%, 6/01/22	No Opt. Call	Baa2	1,411,602
6,000	5.000%, 6/01/24	No Opt. Call	Baa2	6,673,020
4,200	5.000%, 6/01/25	No Opt. Call	Baa2	4,824,750
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,727,516
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 125, Refunding Series 2021A:
4,500	5.000%, 9/01/22	No Opt. Call	A1	4,698,270
6,395	5.000%, 3/01/30	No Opt. Call	A1	6,522,196
12,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Subordinated Anticipation Note Series 2021, 3.000%, 10/14/22 (WI/DD, Settling 10/12/21)	No Opt. Call	N/R	12,346,320

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
$ 3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	$3,120,045
2,995	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (4)	3,089,103
4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.900%, 9/01/26	No Opt. Call	A1	3,967,800
8,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	8,031,680
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,300,240
24,685	Northern Kentucky Water District, Revenue Bonds, Bond Anticipation Note Series 2021A, 0.375%, 2/01/23	8/22 at 100.00	N/R	24,697,589
3,385	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,966,171
25,100	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	27,127,076
9,020	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	9,937,154
5,025	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	5,598,151
5,120	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	5,991,885
2,895	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.625%, 9/01/26	No Opt. Call	A1	2,870,827
7,400	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	7,459,644
18,165	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	18,137,571
3,380	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/23 (ETM)	No Opt. Call	A+ (4)	3,541,192
214,865	Total Kentucky			223,395,105
	Louisiana – 4.2%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding Road & Street Improvement Series 2015, 5.000%, 8/01/22	No Opt. Call	AA	2,220,806
2,595	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,677,028
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
33,425	5.000%, 6/01/23	No Opt. Call	A1	35,999,393
9,040	5.000%, 6/01/24	No Opt. Call	A1	10,046,423

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
$ 1,000	3.000%, 10/01/22	No Opt. Call	A	$1,026,740
1,800	5.000%, 10/01/23	No Opt. Call	A	1,966,212
1,095	5.000%, 10/01/24	No Opt. Call	A	1,238,336
3,000	4.000%, 10/01/25	No Opt. Call	A	3,367,500
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,535,772
24,310	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	26,825,113
6,070	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	6,149,031
7,025	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013A, 1.650%, 9/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A3	7,116,466
1,050	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A	1,080,030
9,020	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	10,394,558
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	34,279,353
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	7,703,163
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,665,345
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	604,470
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,571,524
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,769,405
2,020	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	2,133,342
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
7,265	5.000%, 7/01/26	7/23 at 100.00	A2	7,826,948
1,345	5.000%, 7/01/29	7/23 at 100.00	A2	1,449,372
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,545	5.000%, 5/01/29	11/27 at 100.00	AA-	3,164,020
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,715,890
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,788,288

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$ 15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-1, 0.600%, 5/01/43 (Mandatory Put 5/01/23)	5/22 at 100.00	Aa3	$15,009,450
7,690	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	10/21 at 100.00	Aa3	7,691,769
	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021:
7,500	5.000%, 9/01/22	No Opt. Call	AA	7,831,200
4,550	5.000%, 9/01/23	No Opt. Call	AA	4,963,959
7,015	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,295,951
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	6,718,746
	New Orleans, Louisiana, General Obligation Bonds, Public Improvement Series 2021A:
12,000	5.000%, 12/01/22	No Opt. Call	A+	12,665,280
11,000	5.000%, 12/01/23	No Opt. Call	A+	12,121,890
9,000	5.000%, 12/01/24	No Opt. Call	A+	10,299,420
4,950	5.000%, 12/01/25	No Opt. Call	A+	5,851,148
3,600	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	A+	3,627,540
2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	A+	2,015,300
2,780	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	2,803,463
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,040	5.000%, 6/01/24	No Opt. Call	A	1,160,453
675	5.000%, 6/01/26	6/25 at 100.00	A	781,934
6,460	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,610,453
2,780	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,622,729
3,665	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,163,037
19,925	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	20,266,714
18,030	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	18,614,352
18,845	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	19,693,025
7,010	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	7,381,810
1,000	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016, 5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,018,770
1,680	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013, 5.000%, 7/01/22 (Pre-refunded 7/01/23) (ETM)	No Opt. Call	A+ (4)	1,740,110
339,695	Total Louisiana			366,263,031

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.3%
	Auburn, Maine, General Obligation Bonds, Edward Little High School Project, Series 2021:
$ 1,250	4.000%, 11/01/22	No Opt. Call	AA-	$1,301,237
585	4.000%, 11/01/23	No Opt. Call	AA-	630,741
1,085	4.000%, 11/01/24	No Opt. Call	AA-	1,206,987
600	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	676,086
2,765	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 1.850%, 11/15/36	5/30 at 100.00	AA+	2,690,456
1,085	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.300%, 11/15/35	5/29 at 100.00	AA+	1,105,919
3,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.050%, 11/15/36	5/30 at 100.00	AA+	2,977,380
2,030	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Social Series 2021C, 1.900%, 11/15/36	11/30 at 100.00	AA+	1,954,971
4,500	Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23	No Opt. Call	AA	4,859,910
	Maine State, General Obligation Bonds, Series 2021B:
905	4.000%, 6/01/26	No Opt. Call	AA	1,048,225
5,420	5.000%, 6/01/27	No Opt. Call	AA	6,709,093
23,225	Total Maine			25,161,005
	Maryland – 1.8%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
540	5.000%, 9/01/23	No Opt. Call	CCC	557,842
2,000	5.000%, 9/01/26	No Opt. Call	CCC	2,143,600
5,055	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2021A, 5.000%, 8/15/25	No Opt. Call	AAA	5,936,744
6,820	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	7,174,299
4,250	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.300%, 9/01/35	3/29 at 100.00	Aa1	4,317,192
4,670	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 1.950%, 9/01/35	9/29 at 100.00	Aa1	4,542,462
12,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.800%, 9/01/36	3/30 at 100.00	Aa1	11,528,520
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021B:
500	0.150%, 9/01/22	No Opt. Call	Aa1	499,485
540	0.200%, 3/01/23	No Opt. Call	Aa1	538,888
580	0.250%, 9/01/23	No Opt. Call	Aa1	578,463
375	0.125%, 3/01/30	No Opt. Call	Aa1	374,906
8,310	1.875%, 9/01/36	3/30 at 100.00	Aa1	8,062,861
8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,899,045

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 10,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	$10,070,600
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021:
1,105	5.000%, 1/01/22 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	1,114,680
795	5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	831,268
545	5.000%, 1/01/24 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	600,099
5,235	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	5,971,931
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
1,000	5.000%, 7/01/22	No Opt. Call	A	1,034,890
250	5.000%, 7/01/23	No Opt. Call	A	270,247
500	5.000%, 7/01/24	No Opt. Call	A	562,820
39,895	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Bidding Group 1 Second Series 2021A, 5.000%, 8/01/27	No Opt. Call	AAA	49,545,202
4,400	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/25 (AMT)	No Opt. Call	A	5,094,144
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,614,752
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A:
6,285	5.000%, 7/15/22	No Opt. Call	AAA	6,523,264
3,500	5.000%, 7/15/23	No Opt. Call	AAA	3,799,495
12,315	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2021A, 5.000%, 7/01/26	No Opt. Call	AAA	14,866,422
144,660	Total Maryland			161,054,121
	Massachusetts – 2.9%
34,380	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Anticipation Note Subordinated Sustainability Series 2021, 4.000%, 5/01/25	No Opt. Call	AA	38,719,100
20,045	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-2, 5.000%, 7/01/22	No Opt. Call	AA	20,768,825
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
690	5.000%, 7/01/22	No Opt. Call	B-	693,581
625	5.000%, 7/01/23	No Opt. Call	B-	631,962
735	5.000%, 7/01/24	No Opt. Call	B-	745,974
795	5.000%, 7/01/25	7/24 at 100.00	B-	805,701
1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,746,060

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
$ 2,775	5.000%, 7/01/29	7/28 at 100.00	A	$3,474,661
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,425,565
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,091,031
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,591,400
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
115	5.000%, 7/15/22, 144A	No Opt. Call	BB+	118,530
125	5.000%, 7/15/23, 144A	No Opt. Call	BB+	133,607
130	5.000%, 7/15/24, 144A	No Opt. Call	BB+	143,573
125	5.000%, 7/15/25, 144A	No Opt. Call	BB+	141,960
160	5.000%, 7/15/26, 144A	No Opt. Call	BB+	186,130
170	5.000%, 7/15/27, 144A	No Opt. Call	BB+	201,868
175	5.000%, 7/15/28, 144A	No Opt. Call	BB+	211,605
325	5.000%, 7/15/29, 144A	No Opt. Call	BB+	399,318
220	5.000%, 7/15/30, 144A	No Opt. Call	BB+	274,096
815	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 5.000%, 7/01/23	No Opt. Call	BBB+	877,739
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	1,991,640
2,225	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 2.750%, 12/01/34	12/28 at 100.00	AA	2,343,192
1,740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3, 0.875%, 12/01/23	6/22 at 100.00	AA	1,745,220
5,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35	6/30 at 100.00	AA+	4,886,300
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36	6/30 at 100.00	AA+	979,600
2,675	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-222, 2.000%, 12/01/36	6/30 at 100.00	AA+	2,620,430
6,195	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E, 5.000%, 11/01/25	No Opt. Call	Aa1	7,331,225
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,172,360
40,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	43,387,056
	Massachusetts State, General Obligation Bonds, Refunding Series 2021A:
7,810	5.000%, 9/01/22 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	8,153,093
9,785	5.000%, 9/01/23 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	10,679,838
23,930	5.000%, 9/01/24 (WI/DD, Settling 10/05/21)	No Opt. Call	Aa1	27,194,052
12,332	North Middlesex Regional School District, Middlesex County, Massachusetts, General Obligation Bonds, Bond Anticipation Notes Series 2021, 2.000%, 2/04/22	No Opt. Call	N/R	12,411,833

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 5,275	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2021-1, 5.000%, 11/01/25	No Opt. Call	Aa2	$6,247,182
10,850	Weymouth, Massachusetts, General Obligation Bonds, Bond Anticipation Bond Series 2021, 1.500%, 8/26/22	No Opt. Call	N/R	10,981,144
16,211	Worcester, Massachusetts, General Obligation Bonds, Bond Anticipation Notes, Series 2020, 2.000%, 2/01/22	No Opt. Call	N/R	16,309,887
232,478	Total Massachusetts			251,816,338
	Michigan – 2.4%
1,000	Birmingham Public Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2020, 4.000%, 5/01/23	No Opt. Call	Aa2	1,060,140
1,890	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,904,666
14,355	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 3.000%, 7/20/22	No Opt. Call	N/R	14,682,294
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,100	4.000%, 6/01/22	No Opt. Call	A	1,126,576
2,000	4.000%, 6/01/23	No Opt. Call	A	2,114,540
2,200	5.000%, 6/01/25	No Opt. Call	A	2,539,350
2,500	5.000%, 6/01/27	No Opt. Call	A	3,058,700
2,450	5.000%, 6/01/29	No Opt. Call	A	3,133,158
15,140	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,087,158
6,750	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	7,357,095
3,840	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 0.550%, 4/01/25	10/22 at 100.00	AA	3,837,965
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,884,977
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,212,855
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,196,753
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,932,740
5,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,512,928
9,770	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	10,256,448
14,835	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.350%, 12/01/35	6/30 at 100.00	AA+	15,036,459
6,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Social Series 2021A, 1.950%, 12/01/36	12/30 at 100.00	AA+	5,801,100
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C, 5.000%, 12/01/21	No Opt. Call	AA-	1,007,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
$ 27,220	5.000%, 11/15/28	No Opt. Call	AA+	$34,854,666
28,245	5.000%, 11/15/29	No Opt. Call	AA+	36,952,934
	Michigan State, Trunk Line Fund Bonds, Series 2021A:
1,305	5.000%, 11/15/22	No Opt. Call	AA+	1,375,509
5,250	5.000%, 11/15/23	No Opt. Call	AA+	5,780,775
5,000	5.000%, 11/15/24	No Opt. Call	AA+	5,727,950
585	5.000%, 11/15/25	No Opt. Call	AA+	693,155
7,730	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Consumers Energy Company Project, Variable Rate Series 2005, 0.875%, 4/01/35 (Mandatory Put 10/08/26) (AMT) (WI/DD, Settling 10/07/21)	9/21 at 100.00	A-	7,668,418
2,285	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Graphic Packaging International, LLC Coated Recycled Board Machine Project, Green Series 2021, 4.000%, 10/01/61 (Mandatory Put 10/01/26) (AMT)	No Opt. Call	BB	2,540,120
1,205	Michigan Strategic Fund, Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/27 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	1,200,289
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,633,878
184,330	Total Michigan			208,171,356
	Minnesota – 1.1%
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,853,662
1,460	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B, 2.400%, 1/01/35	7/29 at 100.00	AA+	1,513,801
2,575	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.250%, 7/01/35	7/29 at 100.00	AA+	2,642,439
4,555	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.875%, 7/01/35	1/30 at 100.00	AA+	4,505,943
6,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.000%, 7/01/36	7/30 at 100.00	AA+	5,940,420
5,175	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021F, 2.000%, 7/01/36	1/31 at 100.00	AA+	5,071,862
28,320	Minnesota State, General Obligation Bonds, Refunding State Trunk Highway Series 2020E, 2.000%, 8/01/22	No Opt. Call	AAA	28,761,226
36,940	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2015D, 5.000%, 8/01/23	No Opt. Call	AAA	40,185,548
900	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	951,813
2,890	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	2,968,319
90,495	Total Minnesota			94,395,033
	Mississippi – 0.5%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,029,850

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$ 6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	$7,171,728
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,422,728
7,670	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	11/21 at 100.00	BBB+	7,712,875
1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A, 2.250%, 12/01/35	6/29 at 100.00	Aaa	1,022,890
500	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 1.800%, 12/01/35	6/30 at 100.00	Aaa	489,120
9,750	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44 (Mandatory Put 9/01/25)	3/25 at 100.00	BBB+	11,016,135
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,132,161
3,395	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40 (Mandatory Put 3/01/27)	12/26 at 100.00	AA	3,994,829
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
275	5.000%, 10/15/21	No Opt. Call	A+	275,388
350	5.000%, 10/15/22	No Opt. Call	A+	366,541
250	5.000%, 10/15/23	No Opt. Call	A+	272,875
205	5.000%, 10/15/24	No Opt. Call	A+	232,140
1,220	5.000%, 10/15/25	No Opt. Call	A+	1,426,192
45,545	Total Mississippi			48,565,452
	Missouri – 1.0%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
765	4.000%, 11/01/22	No Opt. Call	N/R	778,877
755	4.000%, 11/01/23	No Opt. Call	N/R	778,730
	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Refunding & School Building Series 2020:
7,665	4.000%, 3/01/29	No Opt. Call	AA+	9,272,121
7,510	4.000%, 3/01/30	3/29 at 100.00	AA+	9,055,032
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	11/21 at 100.50	A	24,820,043
5,035	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,404,217
11,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	11,808,500
5,195	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,517,765

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
$ 2,545	4.000%, 5/01/22	No Opt. Call	BBB	$2,591,166
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,404,995
910	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.500%, 11/01/34	5/29 at 100.00	AA+	945,135
1,195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 1.950%, 11/01/36	5/30 at 100.00	AA+	1,189,037
2,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021B, 1.800%, 11/01/36	5/30 at 100.00	AA+	1,925,720
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,759,816
5,035	5.000%, 1/01/26	1/25 at 100.00	A	5,735,419
	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020:
1,980	4.000%, 3/01/30	3/28 at 100.00	AA	2,338,301
1,480	4.000%, 3/01/31	3/28 at 100.00	AA	1,735,048
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,000	5.000%, 7/01/22	No Opt. Call	A2	1,035,580
1,085	5.000%, 7/01/23	No Opt. Call	A2	1,174,664
83,645	Total Missouri			90,270,166
	Montana – 0.4%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,507,354
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,227,250
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,321,366
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,665,693
800	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 1.850%, 12/01/36	6/30 at 100.00	AA+	778,376
500	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021B, 1.850%, 12/01/36	12/30 at 100.00	AA+	481,405
35,410	Total Montana			36,981,444
	Nebraska – 0.5%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	8,739,520
815	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	948,978

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	$1,050,940
	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020:
1,275	5.000%, 12/15/28	No Opt. Call	AA	1,635,723
1,505	5.000%, 12/15/29	No Opt. Call	AA	1,969,593
1,590	5.000%, 12/15/30	No Opt. Call	AA	2,118,643
1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (4)	1,002,450
1,915	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	1,981,221
8,620	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.350%, 9/01/35	3/29 at 100.00	AA+	8,857,567
2,410	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.850%, 9/01/35	3/30 at 100.00	AA+	2,378,260
3,405	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021C, 2.100%, 9/01/36	9/30 at 100.00	AA+	3,366,830
	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2:
160	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	161,874
1,615	5.000%, 1/01/24	1/22 at 100.00	A+	1,633,912
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2021A Forward Delivery, 5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	A+	1,588,650
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22 (Pre-refunded 6/15/22)	6/22 at 100.00	AA (4)	1,700,914
6,450	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 0.900%, 9/01/30 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A	6,511,146
42,905	Total Nebraska			45,646,221
	Nevada – 0.9%
	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A:
1,000	3.000%, 6/15/22	No Opt. Call	A+	1,019,890
1,000	3.000%, 6/15/24 – AGM Insured	No Opt. Call	AA	1,072,340
	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B:
1,500	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,552,680
1,925	5.000%, 7/01/23 (AMT)	No Opt. Call	A1	2,080,906
2,000	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	2,246,000
3,100	5.000%, 7/01/25 (AMT)	No Opt. Call	A1	3,598,511

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
$ 2,730	5.000%, 7/01/22	No Opt. Call	AA-	$2,827,543
3,355	5.000%, 7/01/23	No Opt. Call	AA-	3,632,861
3,520	5.000%, 7/01/24	No Opt. Call	AA-	3,972,566
3,700	5.000%, 7/01/25	No Opt. Call	AA-	4,327,964
1,860	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,894,522
3,620	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.250%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT)	2/22 at 100.00	Aaa	3,620,217
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B:
830	5.000%, 7/01/23	No Opt. Call	Aa3	891,935
850	5.000%, 7/01/25	No Opt. Call	Aa3	978,163
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500	5.000%, 6/01/24	No Opt. Call	Aa1	7,306,195
13,660	5.000%, 6/01/25	No Opt. Call	Aa1	15,917,588
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A:
2,935	5.000%, 6/01/22	No Opt. Call	Aa1	3,028,773
13,020	5.000%, 6/01/24	No Opt. Call	Aa1	14,634,870
	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A:
1,970	1.850%, 10/01/33	10/30 at 100.00	AA+	1,938,204
1,970	2.000%, 10/01/36	10/30 at 100.00	AA+	1,930,206
145	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%, 6/15/24, 144A	No Opt. Call	Ba2	147,345
71,190	Total Nevada			78,619,279
	New Hampshire – 0.2%
13,100	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	13,616,271
1,195	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/21	No Opt. Call	A-	1,195,000
2,710	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/26	No Opt. Call	Aa1	3,312,596
17,005	Total New Hampshire			18,123,867
	New Jersey – 6.3%
13,526	Avalon Borough, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2021, 0.750%, 2/11/22	No Opt. Call	N/R	13,551,307

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 8,515	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2020, 3.000%, 8/15/22	No Opt. Call	N/R	$8,716,124
10,000	Berkeley Township, New Jersey, General Obligation Bonds, Anticipation Notes, Series 2021B, 1.000%, 8/30/22	No Opt. Call	N/R	10,076,100
30,750	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2021A, 1.000%, 4/14/22	No Opt. Call	N/R	30,888,682
5,000	Cherry Hill Township, Camden County, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2020B, 2.000%, 10/27/21	No Opt. Call	N/R	5,006,800
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,515	5.000%, 1/01/23	No Opt. Call	A+	9,021,642
6,675	5.000%, 1/01/24	No Opt. Call	A+	7,374,540
	Delran Township, New Jersey, General Obligation Bonds, Series 2019:
1,000	2.000%, 10/15/27	No Opt. Call	AA	1,056,170
1,000	2.000%, 10/15/28	No Opt. Call	AA	1,051,120
1,000	2.000%, 10/15/29	No Opt. Call	AA	1,041,510
26,550	Essex County, New Jersey, General Obligation Bonds, Bond Antiipation Notes, Series 2021, 1.000%, 8/30/22	No Opt. Call	N/R	26,754,435
1,320	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	1,409,892
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,767,436
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	4,116,113
10,425	Hudson County Improvement Authority, County Guaranteed Pooled Notes, Series 2021C-1, 1.000%, 8/16/22	No Opt. Call	N/R	10,499,956
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020:
495	4.000%, 10/01/25	No Opt. Call	AA	561,686
755	5.000%, 10/01/26	No Opt. Call	AA	912,312
20,000	Mercer County, New Jersey, General Obligation Bonds, Bond Anticipation Series 2021A, 1.000%, 6/08/22	No Opt. Call	N/R	20,111,400
	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020:
600	4.000%, 12/01/21	No Opt. Call	AAA	603,660
850	4.000%, 12/01/22	No Opt. Call	AAA	887,502
16,508	Montgomery Township, New Jersey, General Obligation Bonds, Bond Anticipation Note Series 2021, 1.500%, 8/19/22	No Opt. Call	N/R	16,703,711

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
$ 1,475	5.000%, 6/15/22	No Opt. Call	BBB	$1,520,017
520	5.000%, 6/15/22	No Opt. Call	AA	536,879
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB	6,764,182
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB	4,655,690
8,620	5.000%, 6/15/25	6/22 at 100.00	BBB	8,875,583
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB	6,176,040
795	4.250%, 6/15/27	6/22 at 100.00	BBB	813,508
10,065	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29	No Opt. Call	Baa1	12,835,794
5,730	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,064,346
10,545	New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25	No Opt. Call	BBB	12,228,087
5,020	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/21	No Opt. Call	Baa1	5,038,072
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	Baa1	17,560,320
3,130	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/26	No Opt. Call	Baa1	3,738,691
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
245	5.000%, 6/15/23	No Opt. Call	Baa1	264,348
300	5.000%, 6/15/24	No Opt. Call	Baa1	336,312
575	5.000%, 6/15/25	No Opt. Call	Baa1	666,839
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/25	3/22 at 100.00	Baa1	2,037,520
7,030	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/30	6/24 at 100.00	Baa1	7,825,585
2,715	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (Mandatory Put 6/01/23) (AMT)	No Opt. Call	A+	2,740,575
2,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020C, 1.150%, 6/01/23 (AMT)	No Opt. Call	A+	2,529,375
2,835	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020E, 0.850%, 12/01/25 (AMT)	No Opt. Call	A+	2,826,438
5,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	6,006,218
4,830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	5,622,506

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1:
$ 3,785	5.000%, 9/01/22	No Opt. Call	AAA	$3,951,767
3,955	5.000%, 9/01/23	No Opt. Call	AAA	4,316,408
4,125	5.000%, 9/01/24	No Opt. Call	AAA	4,688,186
4,295	5.000%, 9/01/25	No Opt. Call	AAA	5,055,215
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
8,035	4.000%, 6/01/23	No Opt. Call	A3	8,526,662
10,050	5.000%, 6/01/24	No Opt. Call	A3	11,273,688
15,000	5.000%, 6/01/25	No Opt. Call	A3	17,413,800
11,415	5.000%, 6/01/26	No Opt. Call	A3	13,641,039
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
14,880	3.000%, 6/15/22	No Opt. Call	A+	15,163,315
1,885	5.000%, 6/15/22	No Opt. Call	A+	1,947,130
3,560	5.000%, 6/15/24	No Opt. Call	A+	3,995,317
5,145	5.000%, 6/15/28	6/26 at 100.00	A+	6,087,410
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,203,374
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
5,660	5.000%, 12/15/24	No Opt. Call	Baa1	6,461,626
5,185	5.000%, 12/15/25	No Opt. Call	Baa1	6,110,108
9,780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/32	12/28 at 100.00	Baa1	12,181,088
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,010	5.000%, 6/15/26	No Opt. Call	Baa1	3,595,355
2,500	5.000%, 6/15/27	No Opt. Call	Baa1	3,058,000
235	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	243,498
	Newark Board of Education, Essex County, New Jersey, General Obligation Bonds, School Energy Savings Series 2021:
150	5.000%, 7/15/22	No Opt. Call	BBB+	155,603
350	5.000%, 7/15/23	No Opt. Call	BBB+	379,099
500	5.000%, 7/15/24	No Opt. Call	BBB+	563,060
7,000	Newark, New Jersey, General Obligation Bonds, Capital Improvement Bond Anticipation Notes, Series 2021E, 1.250%, 10/03/22 (WI/DD, Settling 10/04/21)	No Opt. Call	N/R	7,070,630
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,802,221
2,600	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	2,731,664
15,000	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2021, 1.000%, 9/07/22	No Opt. Call	N/R	15,119,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
$ 2,460	5.000%, 6/01/22	No Opt. Call	A	$2,533,628
1,375	5.000%, 6/01/23	No Opt. Call	A	1,477,039
8,795	5.000%, 6/01/24	No Opt. Call	A	9,823,839
5,980	5.000%, 6/01/25	No Opt. Call	A	6,918,800
10,025	5.000%, 6/01/26	No Opt. Call	A	11,961,629
6,135	5.000%, 6/01/29	6/28 at 100.00	A	7,658,075
3,900	5.000%, 6/01/31	6/28 at 100.00	A	4,813,497
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,308,316
4,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB+	5,020,663
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	7,106,619
26,062	Toms River, Ocean County, New Jersey, General Obligation Bonds, BAN Series 2021, 1.000%, 6/15/22	No Opt. Call	N/R	26,226,191
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,243,722
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,576,489
513,231	Total New Jersey			550,178,043
	New Mexico – 0.4%
5,250	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010A, 0.875%, 6/01/40 (Mandatory Put 10/01/26) (WI/DD, Settling 10/01/21)	No Opt. Call	BBB	5,204,167
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	4,046,040
2,150	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,267,455
2,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36	7/30 at 100.00	Aaa	1,947,580
1,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021C, 1.875%, 7/01/36	7/30 at 100.00	Aaa	973,030
6,255	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	7,192,124
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,559,664
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,685,802
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,820,439
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,958,997
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,032,448

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$ 750	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24	11/21 at 100.00	BB+	$750,863
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%, 5/15/25	11/21 at 100.00	BB+	1,001,510
30,555	Total New Mexico			32,440,119
	New York – 9.0%
27,235	Binghamton, New York, General Obligation Bonds, Anticipation Notes, Various Improvements Series 2021, 1.000%, 4/15/22	No Opt. Call	N/R	27,350,999
31,365	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 5.000%, 3/15/27	No Opt. Call	AA+	38,618,784
1,305	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (4)	1,320,477
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27	No Opt. Call	BBB-	2,102,189
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	585,290
500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A	540,495
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,206,852
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,052,800
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,193,500
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22	No Opt. Call	A1	1,844,151
1,000	5.000%, 7/01/24	No Opt. Call	A1	1,125,930
1,000	5.000%, 7/01/25	No Opt. Call	A1	1,166,060
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (4)	5,048
13,315	5.000%, 12/15/21	No Opt. Call	AA+	13,443,756
8,455	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27	No Opt. Call	AA+	10,386,883
18,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 5.000%, 3/15/25 (ETM)	No Opt. Call	AA+ (4)	20,851,920
3,135	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26	No Opt. Call	AA+	3,751,780
10,000	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	10,101,000
24,337	Guilderland Central School District, Albany County, New York, General Obligation Bonds, Series 2021, 1.250%, 7/29/22	No Opt. Call	N/R	24,555,239

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C:
$ 1,120	4.000%, 10/15/22	No Opt. Call	Aaa	$1,164,509
1,165	4.000%, 10/15/23	No Opt. Call	Aaa	1,255,229
1,210	4.000%, 10/15/24	No Opt. Call	Aaa	1,346,270
1,255	4.000%, 10/15/25	No Opt. Call	Aaa	1,434,565
17,107	Lake Placid Central School District, Essex County, New York, General Obligation Bonds, Anticipation Notes Series 2021, 1.500%, 6/24/22	No Opt. Call	N/R	17,267,957
11,865	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	11,968,819
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
700	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	697,732
1,350	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,336,919
1,045	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A, 5.000%, 9/01/25	No Opt. Call	A	1,229,965
14,035	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	14,308,542
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	5,980,700
14,890	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	15,318,385
29,945	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	31,213,171
4,935	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	5,190,682
43,485	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	44,008,125
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E:
1,500	5.000%, 11/15/30	No Opt. Call	A3	1,917,285
2,250	5.000%, 11/15/32	11/30 at 100.00	A3	2,836,958
7,725	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	8,097,422
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D:
1,000	5.000%, 11/15/26	11/22 at 100.00	A3	1,050,060
2,180	5.000%, 11/15/29	11/22 at 100.00	A3	2,285,338
6,785	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%, 11/01/35 (Mandatory Put 4/01/24) (SOFR*0.67% reference rate + 0.330% spread) (5)	1/24 at 100.00	A3	6,760,438

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
$ 2,010	5.000%, 7/01/23	No Opt. Call	A-	$2,172,790
1,075	5.000%, 7/01/24	No Opt. Call	A-	1,204,409
650	5.000%, 7/01/25	7/24 at 100.00	A-	729,573
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,119,800
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,678,380
19,330	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	19,426,457
34,215	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	34,338,858
5,530	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B, 2.000%, 11/01/35	5/28 at 100.00	AA+	5,414,036
2,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-2, 0.700%, 5/01/60 (Mandatory Put 11/01/24)	11/22 at 100.00	AA+	2,045,610
34,540	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A, 2.350%, 7/01/22	10/21 at 100.00	AA+	34,686,795
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,365,690
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A:
3,730	3.450%, 11/01/34	2/27 at 100.00	AA+	4,021,574
2,785	1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	2,795,889
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,639,981
1,180	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc, Short Term Auction Rate Series 1999, 2.250%, 10/01/29 – AGM Insured	No Opt. Call	AA	1,194,998
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	1,103,850
1,000	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,145,630
1,000	5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,180,510
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A:
25,015	5.000%, 11/01/23	No Opt. Call	AAA	27,493,986
5,870	5.000%, 11/01/24	No Opt. Call	AAA	6,711,347
8,000	5.000%, 11/01/26	No Opt. Call	AAA	9,746,880
13,340	5.000%, 11/01/27	No Opt. Call	AAA	16,654,056
6,820	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2022 Subseries A-1, 5.000%, 11/01/25	No Opt. Call	AAA	8,064,786

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 13,545	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa2	$15,336,191
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
5,000	5.000%, 8/01/24	No Opt. Call	AA	5,661,200
1,080	5.000%, 8/01/25	No Opt. Call	AA	1,266,332
10,055	5.000%, 8/01/26	No Opt. Call	AA	12,152,071
12,635	5.000%, 8/01/27	No Opt. Call	AA	15,650,595
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A	5,362,400
45,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A	48,467,700
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
3,550	2.550%, 11/01/22	9/20 at 100.00	Aa2	3,635,590
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,439,945
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,142,380
6,480	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	6,494,904
15,215	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2, 0.750%, 11/01/25	1/22 at 100.00	Aa2	15,225,803
8,065	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	8,765,687
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.100%, 11/01/35	5/29 at 100.00	Aa2	4,985,600
1,250	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	10/21 at 100.00	Aa2	1,251,338
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
1,805	1.950%, 5/01/22	10/21 at 100.00	Aa2	1,806,462
2,250	2.100%, 5/01/23	10/21 at 100.00	Aa2	2,251,935
9,485	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	9,887,164
2,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.000%, 10/01/35	10/29 at 100.00	Aa1	2,330,976
3,460	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.100%, 10/01/35	10/29 at 100.00	Aa1	3,401,872
	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231:
3,425	2.000%, 10/01/33	4/30 at 100.00	Aa1	3,366,638
9,990	2.200%, 10/01/36	4/30 at 100.00	Aa1	9,890,899
3,015	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	3,527,912

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Six Series 2021:
$ 3,250	5.000%, 10/15/22 (AMT)	No Opt. Call	Aa3	$3,409,477
3,200	5.000%, 10/15/23 (AMT)	No Opt. Call	Aa3	3,499,648
4,250	5.000%, 10/15/24 (AMT)	No Opt. Call	Aa3	4,826,385
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	561,210
500	5.000%, 7/01/27	7/24 at 100.00	A-	559,460
	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A-2:
1,170	5.000%, 6/01/24	No Opt. Call	N/R	1,314,483
2,370	5.000%, 6/01/25	No Opt. Call	N/R	2,757,993
2,220	5.000%, 6/01/26	No Opt. Call	N/R	2,663,512
2,230	5.000%, 6/01/27	No Opt. Call	A	2,748,497
1,500	Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Subordinate Series 2021B-1, 0.450%, 6/01/31	No Opt. Call	A	1,485,900
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3 & 2005B-4, 0.414%, 1/01/32 (Mandatory Put 2/01/24) (SOFR *0.67% reference rate + 0.380% spread) (5)	11/23 at 100.00	AA-	2,501,700
1,200	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A3	1,252,428
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
2,600	5.000%, 6/01/22	No Opt. Call	A	2,677,922
3,335	5.000%, 6/01/23	No Opt. Call	A	3,583,091
1,900	5.000%, 6/01/26	No Opt. Call	A	2,258,891
16,787	Victor Central School District, Ontario, Monroe & Wayne Counties, New York, General Obligation Bonds, Anticipation Notes, Series 2021A, 1.500%, 7/29/22	No Opt. Call	N/R	16,971,081
	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,497,389
2,510	3.000%, 8/15/23	No Opt. Call	A	2,628,773
738,961	Total New York			788,307,543
	North Carolina – 1.4%
7,525	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021, 5.000%, 5/01/24	No Opt. Call	AA	8,438,987
1,605	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,648,158
	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2021:
2,870	3.000%, 8/01/22	No Opt. Call	AAA	2,937,158
3,935	4.000%, 8/01/23	No Opt. Call	AAA	4,206,043
10,800	Mecklenburg County, North Carolina, General Obligation Bonds, School Series 2021, 5.000%, 3/01/27	No Opt. Call	AAA	13,312,512

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 1,010	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	$1,045,885
3,475	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35	1/29 at 100.00	AA+	3,631,896
5,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2021-47, 2.000%, 7/01/36	7/30 at 100.00	AA+	4,881,750
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,070	5.000%, 1/01/26	No Opt. Call	A	3,621,341
2,890	5.000%, 1/01/27	1/26 at 100.00	A	3,387,831
36,670	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/24	No Opt. Call	AA+	41,144,107
16,670	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	18,380,342
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	14,586,954
109,175	Total North Carolina			121,222,964
	North Dakota – 0.7%
2,445	Bismarck, Burleigh County, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2020P, 4.000%, 5/01/24	No Opt. Call	Aa1	2,675,955
8,385	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	8,397,158
1,600	City of Horace ND, 0.600%, 10/01/23 (WI/DD, Settling 10/14/21)	10/22 at 100.00	Baa2	1,600,101
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,085	5.000%, 5/01/23	No Opt. Call	Aa2	1,166,418
1,140	5.000%, 5/01/24	No Opt. Call	Aa2	1,278,772
1,200	5.000%, 5/01/25	No Opt. Call	Aa2	1,396,764
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
1,000	4.500%, 12/01/32	12/21 at 100.00	Baa2	1,006,800
5,000	5.000%, 12/01/32	12/21 at 100.00	Baa2	5,037,950
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
820	5.000%, 12/01/22	No Opt. Call	Baa2	864,280
920	5.000%, 12/01/23	No Opt. Call	Baa2	1,011,310
1,655	5.000%, 12/01/25	No Opt. Call	Baa2	1,940,636
2,380	5.000%, 12/01/26	No Opt. Call	Baa2	2,863,545
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
1,250	5.000%, 12/01/27	No Opt. Call	Baa2	1,534,300
2,000	5.000%, 12/01/28	No Opt. Call	Baa2	2,496,060

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Horace, Cass County, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021:
$ 200	3.000%, 5/01/23	No Opt. Call	Baa2	$207,594
200	3.000%, 5/01/25	No Opt. Call	Baa2	214,976
225	4.000%, 5/01/27	No Opt. Call	Baa2	257,920
500	3.000%, 5/01/28	5/27 at 100.00	Baa2	541,830
400	3.000%, 5/01/29	5/27 at 100.00	Baa2	429,100
430	3.000%, 5/01/30	5/27 at 100.00	Baa2	458,939
205	3.000%, 5/01/32	5/27 at 100.00	Baa2	215,996
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,878,202
1,435	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,523,568
2,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	2,603,950
3,250	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.100%, 7/01/35	1/30 at 100.00	Aa1	3,273,367
3,600	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.050%, 7/01/36	7/30 at 100.00	Aa1	3,559,860
650	University of North Dakota, Certificates of Participation, Housing Infrastructure Project, Series 2021A, 5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	729,879
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,326,301
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,446,758
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,569,341
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,666,060
60,725	Total North Dakota			64,173,690
	Ohio – 3.6%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,010,880
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,732,234
20,035	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	20,575,144

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$ 5,305	5.000%, 6/01/27	No Opt. Call	A	$6,443,347
11,455	5.000%, 6/01/28	No Opt. Call	A	14,215,770
15,870	5.000%, 6/01/29	No Opt. Call	A	20,083,961
7,680	5.000%, 6/01/30	No Opt. Call	A	9,883,546
6,205	5.000%, 6/01/31	6/30 at 100.00	A	7,938,863
6,740	5.000%, 6/01/32	6/30 at 100.00	A-	8,585,816
3,240	5.000%, 6/01/33	6/30 at 100.00	A-	4,112,305
6,265	5.000%, 6/01/34	6/30 at 100.00	A-	7,917,080
13,740	5.000%, 6/01/35	6/30 at 100.00	A-	17,312,812
2,745	5.000%, 6/01/36	6/30 at 100.00	A-	3,451,261
2,000	4.000%, 6/01/37	6/30 at 100.00	A-	2,325,140
1,000	4.000%, 6/01/38	6/30 at 100.00	A-	1,159,110
1,015	4.000%, 6/01/39	6/30 at 100.00	A-	1,173,005
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,007,410
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,053,640
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,389,028
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,168,120
1,005	Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28	No Opt. Call	AA+	1,258,541
5,290	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,727,981
	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021:
1,000	3.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,032,790
875	3.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	926,800
1,975	3.000%, 12/01/30 – BAM Insured	No Opt. Call	AA	1,984,026
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23 (ETM)	No Opt. Call	Aa1 (4)	1,102,860
5,835	Franklin County, Ohio, Revenue Bonds, CHE Trinity Health Credit Group, Variable Rate Demand Obligation Series 2013, 0.080%, 12/01/46 (Mandatory Put 11/01/21)	5/20 at 100.00	AA-	5,834,708
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
340	5.000%, 5/15/22	No Opt. Call	AA	350,091
1,065	5.000%, 5/15/23	No Opt. Call	AA	1,147,207

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Indian Hill Exempted Village School District, Hamilton County, Ohio, General Obligation Bonds, School Facilities Construction & Improvement Series 2021:
$ 1,660	4.000%, 12/01/22	No Opt. Call	Aaa	$1,733,638
1,725	4.000%, 12/01/23	No Opt. Call	Aaa	1,865,794
1,435	4.000%, 12/01/24	No Opt. Call	Aaa	1,601,030
1,000	4.000%, 12/01/25	No Opt. Call	Aaa	1,144,560
910	4.000%, 12/01/26	No Opt. Call	Aaa	1,064,190
1,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23	No Opt. Call	AA+	1,800,725
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/22	No Opt. Call	N/R	6,400
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23	No Opt. Call	N/R	5,481
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	44,038
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,269
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	44
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	3,156
10,660	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	11,052,075
13,950	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, 2.100%, 7/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	14,466,708
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,037,030
15,750	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	17,086,702
10,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	10,861,900
2,240	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	2,349,715
10,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	11,413,317
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, 2.100%, 12/01/27 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,037,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,600	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	$6,815,754
860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	957,507
2,015	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	2,143,134
3,550	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	3,757,426
2,095	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35	3/29 at 100.00	Aaa	2,156,761
3,995	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36	3/30 at 100.00	Aaa	3,965,237
	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvement Fund Project, Series 2021A:
2,650	5.000%, 2/01/24	No Opt. Call	AA	2,940,148
2,725	5.000%, 2/01/25	No Opt. Call	AA	3,140,535
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	28,321,800
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
2,000	5.000%, 12/15/21	No Opt. Call	AA	2,019,300
2,500	5.000%, 12/15/22	No Opt. Call	AA	2,643,825
1,215	5.000%, 12/15/23	No Opt. Call	AA	1,341,895
1,840	5.000%, 12/15/24	No Opt. Call	AA	2,112,964
3,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	4,144
5,380	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	6,725
1,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33	No Opt. Call	N/R	1,469
7,135	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	8,919
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33	No Opt. Call	N/R	150
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	2,806
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B:
1,560	5.000%, 6/01/25	No Opt. Call	AAA	1,821,550
7,410	5.000%, 12/01/26	No Opt. Call	AAA	9,066,135

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Refunding Series 2021A:
$ 5,135	4.000%, 12/01/25 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	$5,868,381
4,905	4.000%, 12/01/26 (WI/DD, Settling 10/13/21)	No Opt. Call	AAA	5,734,877
349,185	Total Ohio			318,309,770
	Oklahoma – 2.6%
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020:
760	4.000%, 12/01/22	No Opt. Call	A	792,171
665	4.000%, 12/01/24	No Opt. Call	A	735,736
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
655	4.000%, 9/01/23	No Opt. Call	A	699,134
1,195	4.000%, 9/01/25	No Opt. Call	A	1,346,359
1,600	2.000%, 9/01/27	No Opt. Call	A	1,669,056
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021:
1,660	3.000%, 9/01/22	No Opt. Call	AA-	1,701,799
2,000	3.000%, 9/01/23	No Opt. Call	AA-	2,101,500
3,955	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,364,738
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,018,440
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2021:
3,500	4.000%, 6/01/26	No Opt. Call	Aa3	4,034,695
9,000	4.000%, 6/01/27	No Opt. Call	Aa3	10,582,110
1,250	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017, 5.000%, 9/01/29	9/27 at 100.00	A	1,525,175
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
2,850	5.000%, 6/01/22	No Opt. Call	A+	2,939,889
3,955	5.000%, 6/01/24	No Opt. Call	A+	4,436,561
3,245	5.000%, 6/01/25	No Opt. Call	A+	3,764,622
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,124,530
2,135	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,570,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
$ 385	5.000%, 9/01/24	No Opt. Call	A-	$427,824
310	5.000%, 9/01/25	No Opt. Call	A-	354,228
200	5.000%, 9/01/26	No Opt. Call	A-	234,152
450	5.000%, 9/01/27	No Opt. Call	A-	537,885
510	5.000%, 9/01/29	9/28 at 100.00	A-	638,229
350	5.000%, 9/01/30	9/28 at 100.00	A-	435,981
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,364,880
300	5.000%, 9/01/32	9/28 at 100.00	A-	371,253
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,619,244
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,237,510
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,473,937
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
625	4.000%, 9/01/25	No Opt. Call	A+	703,906
685	4.000%, 9/01/27	No Opt. Call	A+	802,608
665	4.000%, 9/01/29	No Opt. Call	A+	803,021
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019:
550	4.000%, 9/01/22	No Opt. Call	A	567,963
460	4.000%, 9/01/23	No Opt. Call	A	489,362
485	4.000%, 9/01/24	No Opt. Call	A	529,926
920	4.000%, 9/01/25	No Opt. Call	A	1,026,343
1,430	4.000%, 9/01/26	No Opt. Call	A	1,622,564
600	4.000%, 9/01/27	No Opt. Call	A	689,628
675	4.000%, 9/01/28	No Opt. Call	A	787,090
615	4.000%, 9/01/29	No Opt. Call	A	725,885
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,100	5.000%, 9/01/27	9/26 at 100.00	A-	1,314,313
1,125	5.000%, 9/01/28	9/26 at 100.00	A-	1,340,381
	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021:
6,140	2.000%, 3/01/23	No Opt. Call	AAA	6,297,368
4,640	2.000%, 3/01/24	No Opt. Call	AAA	4,830,333

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020:
$ 590	4.000%, 9/01/26	No Opt. Call	BBB+	$667,042
1,000	4.000%, 9/01/27	No Opt. Call	BBB+	1,147,540
1,000	4.000%, 9/01/28	No Opt. Call	BBB+	1,162,490
1,000	4.000%, 9/01/29	No Opt. Call	BBB+	1,175,430
1,000	4.000%, 9/01/30	No Opt. Call	BBB+	1,186,300
1,000	4.000%, 9/01/31	9/30 at 100.00	BBB+	1,195,870
1,000	4.000%, 9/01/32	9/30 at 100.00	BBB+	1,176,440
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
1,500	5.000%, 10/01/21	No Opt. Call	A+	1,500,000
465	5.000%, 10/01/22	No Opt. Call	A+	486,683
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,384,599
3,155	5.000%, 9/01/24	No Opt. Call	A+	3,557,294
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
600	5.000%, 8/15/22	No Opt. Call	Baa3	621,690
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,562,551
1,895	5.000%, 8/15/25	No Opt. Call	Baa3	2,180,652
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,181,450
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,411,426
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,233,440
5,655	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	5,700,014
1,995	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,001,843
435	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	452,283
	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021:
175	4.000%, 12/01/28	No Opt. Call	A-	204,941
250	4.000%, 12/01/29	No Opt. Call	A-	295,633
325	4.000%, 12/01/30	No Opt. Call	A-	387,449
255	4.000%, 12/01/31	No Opt. Call	A-	307,627
225	4.000%, 12/01/32	12/31 at 100.00	A-	270,205
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,823,824
5,255	4.000%, 9/01/24	No Opt. Call	A+	5,764,104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
$ 800	3.000%, 4/01/22	No Opt. Call	N/R	$809,464
825	3.000%, 4/01/23	No Opt. Call	N/R	853,099
850	3.000%, 4/01/24	No Opt. Call	N/R	894,387
725	4.000%, 4/01/25	No Opt. Call	N/R	796,942
770	4.000%, 4/01/26	4/25 at 100.00	N/R	839,623
715	4.000%, 4/01/27	4/25 at 100.00	N/R	773,523
	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020:
400	3.000%, 11/01/31	11/28 at 100.00	Aa3	439,072
500	3.000%, 11/01/32	11/28 at 100.00	Aa3	546,980
530	3.000%, 11/01/33	11/28 at 100.00	Aa3	577,742
645	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A, 5.000%, 10/01/21	No Opt. Call	AA-	645,000
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,060	4.000%, 12/01/21	No Opt. Call	A	1,066,190
885	4.000%, 12/01/23	No Opt. Call	A	945,711
1,100	5.000%, 12/01/25	No Opt. Call	A	1,272,238
2,240	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	2,317,549
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,150	5.000%, 9/01/22	No Opt. Call	AA-	1,200,243
6,825	5.000%, 9/01/23	No Opt. Call	AA-	7,440,478
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
8,175	5.000%, 9/01/27	No Opt. Call	AA-	10,004,401
10,180	5.000%, 9/01/28	No Opt. Call	AA-	12,726,629
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	594,476
765	5.000%, 9/01/23	No Opt. Call	A+	832,756
600	5.000%, 9/01/24	No Opt. Call	A+	678,366
1,330	5.000%, 9/01/25	No Opt. Call	A+	1,554,690
2,030	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015, 5.000%, 9/01/22	No Opt. Call	AA-	2,118,691
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
1,510	5.000%, 9/01/22	No Opt. Call	A+	1,574,839
1,050	5.000%, 9/01/23	No Opt. Call	A+	1,142,998

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
$ 725	5.000%, 9/01/25	No Opt. Call	A	$840,463
500	4.000%, 9/01/26	No Opt. Call	A	570,410
630	5.000%, 9/01/26	No Opt. Call	A	744,805
1,010	5.000%, 9/01/27	No Opt. Call	A	1,230,200
1,500	Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2020, 3.000%, 5/01/24	No Opt. Call	AA-	1,597,650
30,465	Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A, 0.750%, 2/01/23	No Opt. Call	Aa1	30,705,673
	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019:
1,450	4.000%, 9/01/27	No Opt. Call	A-	1,647,185
300	4.000%, 9/01/28	No Opt. Call	A-	343,659
	Washington County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Caney Valley Public Schools Project, Series 2021:
325	3.000%, 9/01/23	No Opt. Call	A-	340,668
710	3.000%, 9/01/25	No Opt. Call	A-	769,179
530	3.000%, 9/01/27	No Opt. Call	A-	583,933
430	3.000%, 9/01/29	No Opt. Call	A-	478,715
750	3.000%, 9/01/31	No Opt. Call	A-	841,552
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,272,408
1,300	5.000%, 3/01/25	No Opt. Call	A-	1,478,360
1,725	5.000%, 3/01/27	No Opt. Call	A-	2,064,307
203,305	Total Oklahoma			224,826,858
	Oregon – 1.0%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,745	5.000%, 6/15/22	No Opt. Call	AA+	1,804,138
1,785	5.000%, 6/15/23	No Opt. Call	AA+	1,929,460
2,315	5.000%, 6/15/24	No Opt. Call	AA+	2,606,736
1,305	5.000%, 6/15/25	No Opt. Call	AA+	1,523,157
1,085	5.000%, 6/15/26	No Opt. Call	AA+	1,306,915
1,000	5.000%, 6/15/27	No Opt. Call	AA+	1,238,440
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	12,891,393
5,025	5.000%, 6/15/26	6/25 at 100.00	AA+	5,865,029
500	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-2, 2.750%, 11/15/25	11/21 at 100.00	N/R	500,855

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
$ 2,340	5.000%, 6/15/27	No Opt. Call	AA+	$2,893,527
2,045	5.000%, 6/15/28	6/27 at 100.00	AA+	2,535,473
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,440	4.000%, 6/15/23	No Opt. Call	Aa1	1,531,901
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,165,960
	Deschutes Public Library District, Deschutes County, Oregon, General Obligation Bonds, Series 2021:
575	4.000%, 6/01/23	No Opt. Call	Aa2	610,972
575	4.000%, 6/01/24	No Opt. Call	Aa2	631,270
785	4.000%, 6/01/25	No Opt. Call	Aa2	886,587
775	4.000%, 6/01/26	No Opt. Call	Aa2	895,326
1,720	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A	1,927,105
5,800	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding Green Series 2021B-2, 0.950%, 6/01/27	12/22 at 100.00	BB+	5,752,382
7,550	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	7,690,430
12,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	13,648,560
7,225	Oregon Housing and Community Services Department, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/36	7/30 at 100.00	Aa2	7,108,461
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,809,830
81,035	Total Oregon			88,753,907
	Pennsylvania – 4.3%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,197,132
1,405	5.000%, 4/01/23	No Opt. Call	A	1,502,760
2,415	5.000%, 4/01/24	No Opt. Call	A	2,690,986
2,545	5.000%, 4/01/25	No Opt. Call	A	2,938,482
2,000	5.000%, 4/01/26	No Opt. Call	A	2,380,540
4,435	5.000%, 4/01/27	No Opt. Call	A	5,420,191
2,750	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2021, 1.000%, 3/31/22	12/21 at 100.00	N/R	2,749,890
525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	557,009

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	$6,081
5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	6,319
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,405	5.000%, 11/01/25	No Opt. Call	BB-	2,688,718
5,110	5.000%, 11/01/26	No Opt. Call	BB-	5,800,719
3,965	5.000%, 11/01/27	No Opt. Call	BB-	4,536,753
1,925	5.000%, 11/01/28	11/27 at 100.00	BB-	2,200,083
1,475	5.000%, 11/01/29	11/27 at 100.00	BB-	1,679,376
2,240	4.000%, 11/01/31	11/27 at 100.00	BB-	2,381,770
2,950	4.000%, 11/01/32	11/27 at 100.00	BB-	3,129,419
600	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/25	No Opt. Call	BB-	660,450
4,205	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-1, 5.000%, 2/01/40 (Mandatory Put 2/01/25)	8/24 at 101.73	BB-	4,571,213
5,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	5,639,400
2,500	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	2,882,750
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,160,180
2,125	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	2,260,065
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24	No Opt. Call	A1	1,686,465
2,820	5.000%, 6/01/25	No Opt. Call	A1	3,286,061
3,000	5.000%, 6/01/26	No Opt. Call	A1	3,594,180
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,230	5.000%, 6/01/22	No Opt. Call	A1	2,299,576
2,530	5.000%, 6/01/23	No Opt. Call	A1	2,724,861
3,205	5.000%, 6/01/24	No Opt. Call	A1	3,589,792
5,685	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	6,823,933
10,270	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	13,113,044
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,647,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	$9,135,285
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
2,710	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,210,510
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,275,066
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021:
3,295	5.000%, 11/15/25	No Opt. Call	Aaa	3,902,697
3,525	5.000%, 11/15/26	No Opt. Call	Aaa	4,303,320
	Lower Moreland Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021B:
755	5.000%, 11/01/23	No Opt. Call	AA	829,488
1,010	5.000%, 11/01/24	No Opt. Call	AA	1,153,087
8,065	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	8,673,585
1,000	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2020, 4.000%, 2/01/26	No Opt. Call	Aa2	1,145,060
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (4)	3,558,399
285	North Huntingdon Township Municipal Authority, Westmoreland County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	291,680
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	11/21 at 100.00	N/R	126,042
187	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	46,723
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	7,431
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	4,456
9,020	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	9,057,613
1,405	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2017A, 0.580%, 8/01/37 (Mandatory Put 8/01/24) (AMT)	No Opt. Call	A-	1,399,506

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,655	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 2.200%, 11/01/31 (Pre-refunded 11/01/21) (Mandatory Put 11/01/21)	11/21 at 100.00	A- (4)	$1,657,483
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.250%, 10/01/28	4/26 at 100.00	AA+	1,361,389
5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,269,900
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,677,404
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,615,176
8,830	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,442,979
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,093,942
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,690,900
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	7,228,550
4,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	4,931,577
	Pennsylvania State, General Obligation Bonds, First Series 2021:
16,985	5.000%, 5/15/22	No Opt. Call	Aa3	17,492,342
17,455	5.000%, 5/15/23	No Opt. Call	Aa3	18,808,286
17,930	5.000%, 5/15/24	No Opt. Call	Aa3	20,138,797
4,580	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,036,672
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
15,210	5.000%, 6/01/22	No Opt. Call	A3	15,691,853
23,685	5.000%, 6/01/23	No Opt. Call	A3	25,554,457
12,500	5.000%, 6/01/24	No Opt. Call	A3	13,990,125
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,096,756
5,680	5.000%, 6/01/25	No Opt. Call	A3	6,580,564
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,050,485
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph's University Project, Refunding Series 2020C Forward Delivery:
540	4.000%, 11/01/24	No Opt. Call	A-	595,112
1,000	5.000%, 11/01/25	No Opt. Call	A-	1,168,390
850	5.000%, 11/01/26	No Opt. Call	A-	1,020,527
1,000	5.000%, 11/01/27	No Opt. Call	A-	1,229,760
1,000	5.000%, 11/01/28	No Opt. Call	A-	1,256,750
1,000	5.000%, 11/01/29	No Opt. Call	A-	1,281,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A+	$3,128,250
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
1,365	5.000%, 12/01/21 (ETM)	No Opt. Call	N/R (4)	1,375,360
460	5.000%, 12/01/21	No Opt. Call	A+	463,229
440	5.000%, 12/01/22 (ETM)	No Opt. Call	N/R (4)	464,209
810	5.000%, 12/01/22	No Opt. Call	A+	850,249
1,720	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,766,423
2,580	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,782,762
1,355	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,519,605
250	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	286,133
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	BBB+	1,048,428
2,410	5.000%, 11/01/22	No Opt. Call	BBB+	2,522,065
2,530	5.000%, 11/01/23	No Opt. Call	BBB+	2,739,965
2,665	5.000%, 11/01/24	No Opt. Call	BBB+	2,978,164
2,550	5.000%, 11/01/25	No Opt. Call	BBB+	2,922,989
3,295	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	A1 (4)	3,338,560
600	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22	No Opt. Call	Baa1	615,858
1,170	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 1/01/22 – BAM Insured	No Opt. Call	AA	1,183,677
364,546	Total Pennsylvania			376,873,552
	Puerto Rico – 2.1%
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Forward Delivery Series 2022A:
24,995	5.000%, 7/01/22, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	25,034,492
3,430	5.000%, 7/01/24, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	3,671,198
4,600	5.000%, 7/01/25, 144A (WI/DD, Settling 6/15/22)	No Opt. Call	N/R	5,061,426
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021A:
325	5.000%, 7/01/22, 144A	No Opt. Call	N/R	335,416
325	5.000%, 7/01/25, 144A	No Opt. Call	N/R	373,038

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2021B:
$ 7,670	5.000%, 7/01/24, 144A	No Opt. Call	N/R	$8,540,545
4,230	5.000%, 7/01/25, 144A	No Opt. Call	N/R	4,855,236
935	5.000%, 7/01/29, 144A	No Opt. Call	N/R	1,169,909
4,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	5,018,798
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
170	4.250%, 7/01/25	7/22 at 100.00	CCC	175,073
5	5.250%, 7/01/29	7/22 at 100.00	CCC	5,186
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
14,084	0.000%, 7/01/24	No Opt. Call	N/R	13,462,755
31,249	0.000%, 7/01/27	No Opt. Call	N/R	28,241,596
14,974	0.000%, 7/01/29	7/28 at 98.64	N/R	12,914,925
38,025	0.000%, 7/01/31	7/28 at 91.88	N/R	30,346,612
38,680	0.000%, 7/01/33	7/28 at 86.06	N/R	28,720,674
12,819	4.500%, 7/01/34	7/25 at 100.00	N/R	14,098,336
105	0.000%, 7/01/46	7/28 at 41.38	N/R	34,666
100	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40	7/28 at 100.00	N/R	111,141
201,311	Total Puerto Rico			182,171,022
	Rhode Island – 0.5%
3,170	Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes Series 2021-1, 1.000%, 8/23/22	No Opt. Call	N/R	3,192,444
1,560	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D, 5.000%, 5/15/25 – BAM Insured	No Opt. Call	AA	1,816,948
4,015	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,237,792
13,005	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2021 Series 75A, 2.050%, 10/01/36	4/30 at 100.00	AA+	12,825,141
2,595	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35	10/29 at 100.00	AA+	2,591,704
5,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36	4/30 at 100.00	AA+	5,006,400
1,195	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%, 10/01/35	10/29 at 100.00	AA+	1,210,690
2,490	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Refunding Series 2021C, 5.000%, 8/01/23	No Opt. Call	AA	2,708,298

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
$ 3,495	5.000%, 5/01/23	No Opt. Call	AA	$3,760,131
3,670	5.000%, 5/01/24	No Opt. Call	AA	4,116,749
40,195	Total Rhode Island			41,466,297
	South Carolina – 1.9%
20,010	Charleston County School District, South Carolina, General Obligation Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B, 4.000%, 5/11/22	No Opt. Call	N/R	20,485,237
	Florence County, South Carolina, General Obligation Bonds, Series 2021:
15,670	5.000%, 6/01/24	No Opt. Call	Aa2	17,622,482
16,940	5.000%, 6/01/25	No Opt. Call	Aa2	19,746,450
17,410	5.000%, 6/01/26	No Opt. Call	Aa2	20,929,257
18,965	5.000%, 6/01/27	No Opt. Call	Aa2	23,439,981
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
3,385	5.000%, 12/01/21	No Opt. Call	AA	3,411,268
4,960	5.000%, 12/01/22	No Opt. Call	AA	5,239,149
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,043,775
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	421,953
4,385	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	4,720,935
20,000	South Carolina Association of Governmental Organizations, Certificates of Participation, Series 2021B, 3.000%, 3/01/22	No Opt. Call	N/R	20,241,800
1,230	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.650%, 7/01/34	1/29 at 100.00	Aaa	1,289,052
2,970	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.000%, 7/01/35	1/30 at 100.00	Aaa	2,964,743
6,230	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2021A, 1.850%, 7/01/36	7/30 at 100.00	Aaa	6,065,528
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
520	5.000%, 8/01/22	No Opt. Call	Baa3	535,725
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,121,495
4,595	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	5,387,132
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	1,582,197
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,109,835
3,560	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	3,884,565
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (4)	2,173,240

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 1,840	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	$1,854,113
1,255	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,324,728
152,650	Total South Carolina			168,594,640
	South Dakota – 0.2%
	Harrisburg Independent School District 41-2, South Dakota, General Obligation Bonds, Series 2021:
1,470	5.000%, 8/01/22	No Opt. Call	AA+	1,528,256
1,355	5.000%, 2/01/23	No Opt. Call	AA+	1,440,771
570	5.000%, 8/01/23	No Opt. Call	AA+	619,419
1,485	5.000%, 2/01/24	No Opt. Call	AA+	1,647,593
425	5.000%, 8/01/24	No Opt. Call	AA+	480,947
800	5.000%, 2/01/25	No Opt. Call	AA+	921,992
460	5.000%, 8/01/25	No Opt. Call	AA+	538,789
1,400	5.000%, 8/01/26	No Opt. Call	AA+	1,689,758
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
585	4.000%, 11/01/21	No Opt. Call	AA-	586,661
650	5.000%, 11/01/24	No Opt. Call	AA-	741,657
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
805	5.000%, 11/01/21	No Opt. Call	AA-	807,890
1,130	5.000%, 11/01/22	No Opt. Call	AA-	1,187,686
1,600	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	1,713,952
3,060	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36	5/30 at 100.00	AAA	2,997,423
5,000	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021B, 1.850%, 11/01/36	5/30 at 100.00	AAA	4,840,150
20,795	Total South Dakota			21,742,944
	Tennessee – 1.2%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,250	5.000%, 8/01/25	No Opt. Call	BBB+	1,456,338
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,100,193
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,335	5.000%, 11/15/32	2/29 at 100.00	A	2,909,667
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,491,481
6,150	Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding Series 2021A, 4.000%, 4/01/25	No Opt. Call	AA+	6,922,501

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
$ 500	4.000%, 11/01/21	No Opt. Call	A+	$501,380
1,030	5.000%, 11/01/22	11/21 at 100.00	A+	1,033,584
1,200	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc, Series 2001, 0.580%, 8/01/31 (Mandatory Put 8/01/24) (AMT)	8/23 at 102.00	A-	1,195,308
21,315	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2021C, 5.000%, 1/01/25	No Opt. Call	AA	24,493,706
1,965	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Refunding Subordinate Lien Series 2012, 5.000%, 7/01/22 (ETM)	No Opt. Call	AA- (4)	2,036,054
8,605	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	10,152,007
1,275	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	1,332,490
4,110	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	4,265,810
4,340	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	4,589,941
750	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A, 2.100%, 7/01/35	7/29 at 100.00	AA+	757,245
2,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.050%, 7/01/36	7/30 at 100.00	AA+	1,987,740
2,300	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-2, 2.000%, 7/01/37	7/30 at 100.00	AA+	2,242,500
8,360	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	9,372,563
3,485	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	4,548,413
21,750	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	22,844,460
97,280	Total Tennessee			108,233,381
	Texas – 4.2%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
1,660	5.000%, 1/01/26	No Opt. Call	BB+	1,873,360
1,290	5.000%, 1/01/27	No Opt. Call	BB+	1,484,700
1,920	5.000%, 1/01/29	1/27 at 100.00	BB+	2,186,554
1,850	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/25	No Opt. Call	AA	2,188,698
5,835	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2020C, 5.000%, 8/15/31	No Opt. Call	AAA	7,849,184
5,115	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	5,720,411

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 9,210	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	$10,758,754
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,446,016
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,642,300
3,570	5.000%, 1/01/24	No Opt. Call	A-	3,929,749
650	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	AA	672,640
5,015	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,747,591
4,005	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2020B Forward Delivery, 5.000%, 12/01/23	No Opt. Call	AA+	4,416,233
13,670	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding School Building Series 2021C, 5.000%, 2/15/22	No Opt. Call	AA+	13,912,506
	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2020C:
2,000	5.000%, 10/01/21	No Opt. Call	AAA	2,000,000
2,000	5.000%, 10/01/22	No Opt. Call	AAA	2,095,300
2,000	5.000%, 10/01/23	No Opt. Call	AAA	2,190,580
30,640	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	30,671,866
1,010	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,110,212
	Del Valle Independent School District, Travis County, Texas, General Obligation Bonds, School Building Series 2021:
1,195	5.000%, 6/15/22	No Opt. Call	AAA	1,235,415
5,000	5.000%, 6/15/23	No Opt. Call	AAA	5,405,500
2,910	5.000%, 6/15/24	No Opt. Call	AAA	3,278,406
	Eagle Mountain and Saginaw Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2021:
1,000	5.000%, 8/15/22	No Opt. Call	Aaa	1,041,930
1,485	5.000%, 8/15/23	No Opt. Call	Aaa	1,617,016
1,440	5.000%, 8/15/24	No Opt. Call	Aaa	1,632,442
1,400	5.000%, 8/15/25	No Opt. Call	Aaa	1,643,614
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
2,525	5.000%, 3/01/23	No Opt. Call	AA+	2,696,599
2,660	5.000%, 3/01/24	No Opt. Call	AA+	2,955,712
3,000	5.000%, 3/01/25	No Opt. Call	AA+	3,457,530
3,945	5.000%, 3/01/26	No Opt. Call	AA+	4,691,631
4,160	5.000%, 3/01/27	No Opt. Call	AA+	5,085,600
1,020	5.000%, 3/01/28	No Opt. Call	AA+	1,277,479
9,000	Fort Worth, Texas, General Obligation Bonds, Refunding Improvment Series 2020, 4.000%, 3/01/22	No Opt. Call	AA	9,141,930

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	$19,092,240
5,135	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	5,401,763
3,260	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	3,715,878
3,090	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,535,084
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	19,891,550
5,205	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,884,721
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	4,976,160
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,438,860
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,712,320
6,605	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A Forward Delivery, 5.000%, 11/15/32	11/30 at 100.00	AA	8,724,016
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,003,560
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,807,049
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,594,098
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,705,080
3,950	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	3,962,798
520	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	521,342
2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,287,382
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,065	5.000%, 8/15/22	No Opt. Call	AA	2,150,656
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (4)	6,682,313

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
$ 4,030	5.000%, 1/01/22 (ETM)	No Opt. Call	A+ (4)	$4,077,191
1,995	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (4)	2,114,461
3,030	5.000%, 1/01/23	No Opt. Call	A+	3,209,527
2,345	5.000%, 1/01/24 (ETM)	No Opt. Call	N/R (4)	2,592,702
4,825	5.000%, 1/01/24	No Opt. Call	A+	5,328,344
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,025	5.000%, 1/01/23	No Opt. Call	A+	5,322,731
3,415	5.000%, 1/01/24	1/23 at 100.00	A+	3,616,895
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,774,656
	San Antonio, Texas, General Obligation Bonds, General Improvement Series 2020:
5,570	5.000%, 8/01/28	No Opt. Call	AAA	7,064,208
4,025	5.000%, 8/01/29	No Opt. Call	AAA	5,206,659
	San Antonio, Texas, General Obligation Bonds, Tax Notes Series 2021:
7,125	5.000%, 8/01/23	No Opt. Call	AAA	7,749,649
3,735	5.000%, 8/01/24	No Opt. Call	AAA	4,230,074
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Mandatory Paydown Series 2020B-2, 3.000%, 11/15/26	5/22 at 100.00	N/R	1,008,690
3,240	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	3,526,675
3,455	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2021A, 1.850%, 9/01/36	3/30 at 100.00	Aaa	3,384,760
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
3,000	4.000%, 12/31/30	No Opt. Call	Baa2	3,622,530
4,000	4.000%, 6/30/31	12/30 at 100.00	Baa2	4,806,920
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
1,275	5.000%, 8/01/23	No Opt. Call	AAA	1,387,022
1,510	5.000%, 8/01/25	No Opt. Call	AAA	1,769,886
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018A:
7,080	5.000%, 10/15/23	No Opt. Call	AAA	7,768,742
13,055	5.000%, 10/15/24	No Opt. Call	AAA	14,893,536
21,815	Williamson County, Texas, General Obligation Bonds, Limited Tax Notes Series 2021, 5.000%, 2/15/22	No Opt. Call	AAA	22,201,998
336,455	Total Texas			370,802,184
	Utah – 0.2%
9,725	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA+	11,272,539

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$ 4,010	Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/23	No Opt. Call	AAA	$ 4,345,798
13,735	Total Utah			15,618,337
	Virginia – 2.1%
3,095	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2002, 1.450%, 4/01/27 (AMT)	No Opt. Call	A-	3,122,815
10,285	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,259,195
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24	No Opt. Call	AA+	2,443,694
2,240	5.000%, 8/01/25	No Opt. Call	AA+	2,621,808
2,045	5.000%, 8/01/26	No Opt. Call	AA+	2,465,023
2,850	5.000%, 8/01/27	No Opt. Call	AA+	3,521,061
1,600	5.000%, 8/01/29	No Opt. Call	AA+	2,062,800
8,890	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	9,360,192
11,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 0.450%, 12/01/41 (Mandatory Put 4/01/22)	No Opt. Call	A2	11,009,350
33,240	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26	No Opt. Call	Aa2	40,092,094
	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facilities Project, Refunding Series 2020A:
10,700	5.000%, 12/01/22	No Opt. Call	AA+	11,297,060
11,105	5.000%, 12/01/23	No Opt. Call	AA+	12,245,261
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,625,980
4,980	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Refunding Series 2020B, 5.000%, 8/01/23	No Opt. Call	AA+	5,416,597
	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A:
8,895	5.000%, 4/15/23	No Opt. Call	AA+	9,552,518
8,815	5.000%, 4/15/24	No Opt. Call	AA+	9,849,088
23,235	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2021A, 5.000%, 2/01/24	No Opt. Call	AA+	25,807,811
9,360	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	9,383,400
4,090	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	4,159,489
163,825	Total Virginia			182,295,236

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.3%
$ 10,145	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa2	$10,990,789
5,215	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa2	6,106,452
10,605	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa2	13,115,310
16,215	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2021-A, 5.000%, 7/01/26	No Opt. Call	Aa2	19,557,560
	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020:
4,110	5.000%, 12/01/21	No Opt. Call	Aaa	4,141,852
1,310	5.000%, 12/01/22	No Opt. Call	Aaa	1,383,412
3,105	5.000%, 12/01/23	No Opt. Call	Aaa	3,423,107
3,000	5.000%, 12/01/24	No Opt. Call	Aaa	3,437,220
2,000	5.000%, 12/01/25	No Opt. Call	Aaa	2,369,540
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,116,834
7,295	5.000%, 12/01/24	No Opt. Call	A2	8,308,713
13,045	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	13,056,871
1,630	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/21 (ETM)	No Opt. Call	A1 (4)	1,642,633
12,105	Spokane, Washington, Water and Wastewater System Revenue Bonds, Green Series 2014, 4.000%, 12/01/32	12/24 at 100.00	AA	13,348,426
2,050	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,520,906
4,240	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,671,759
4,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	4,559,520
8,250	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	9,680,220
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
5,730	5.000%, 1/01/22	No Opt. Call	A+	5,795,437
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,146,034
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,494,409
5,225	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2015B, 5.000%, 8/15/27	8/25 at 100.00	AA-	6,103,531
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21 (ETM)	No Opt. Call	AA- (4)	1,070,751

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
$ 1,300	5.000%, 10/01/25	No Opt. Call	AA-	$1,528,605
1,975	5.000%, 10/01/26	No Opt. Call	AA-	2,387,597
3,025	5.000%, 10/01/27	No Opt. Call	AA-	3,752,482
2,360	5.000%, 10/01/28	No Opt. Call	AA-	2,997,035
2,750	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Eliseo Project, Refunding Ser 2021B-2, 2.125%, 7/01/27, 144A	1/23 at 100.00	N/R	2,757,177
3,755	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.000%, 12/01/36	6/30 at 100.00	Aaa	3,731,343
1,620	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2020E, 5.000%, 6/01/22	No Opt. Call	Aaa	1,672,083
5,310	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F, 5.000%, 6/01/23	No Opt. Call	Aaa	5,735,596
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
2,000	5.000%, 6/01/24	No Opt. Call	Aaa	2,250,900
4,750	5.000%, 6/01/25	No Opt. Call	Aaa	5,540,732
22,875	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2021R-2021C, 5.000%, 8/01/24	No Opt. Call	Aaa	25,913,944
181,805	Total Washington			204,308,780
	West Virginia – 0.4%
6,025	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,317,393
6,845	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	6,781,205
5,580	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.000%, 1/01/41 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A-	5,588,370
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,066,501
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,056,360
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,150,569
1,090	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,223,928
31,645	Total West Virginia			32,184,326

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 1.2%
$ 4,200	Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A	11/21 at 100.00	N/R	$4,203,696
4,000	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-4, 1.100%, 4/01/33 (Mandatory Put 6/01/26) (AMT)	No Opt. Call	A-	4,003,600
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24 (AMT)	No Opt. Call	BBB	1,089,360
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250	4.050%, 11/01/30	5/26 at 100.00	BBB	2,484,878
5,000	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB	5,576,800
1,150	Racine, Racine County, Wisconsin, General Obligation Bonds, Note Anticipation Notes Series 2021, 2.000%, 4/01/22	12/21 at 100.00	N/R	1,154,462
25,000	Shorewood School District, Milwaukee County, Wisconsin, Bond Anticipation Notes, Series 2021, 0.450%, 10/01/23	10/22 at 100.00	N/R	25,063,500
95	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (4)	98,959
6,380	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	A+	6,717,374
6,060	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-1, 5.000%, 2/15/52 (Mandatory Put 2/15/25)	8/24 at 100.00	A-	6,823,499
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,347,599
4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3, 2.250%, 11/01/26	11/21 at 100.00	N/R	4,000,880
4,080	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2, 2.550%, 11/01/27	11/21 at 100.00	N/R	4,081,265
6,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1, 2.825%, 11/01/28	11/21 at 100.00	N/R	6,252,375
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,824,144
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,835,997
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	5,090,324
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
1,915	1.550%, 11/01/38 (Mandatory Put 11/01/21)	11/21 at 100.00	AA	1,916,992
6,315	1.600%, 11/01/48 (Mandatory Put 11/01/22)	11/21 at 100.00	AA	6,321,189
5,325	Wisconsin State, General Obligation Bonds, Refunding Series 2021-1, 5.000%, 5/01/27	No Opt. Call	AA+	6,570,571
4,000	Wood County, Wisconsin, Note Anticipation Notes, Series 2021, 0.750%, 3/07/22	12/21 at 100.00	N/R	4,003,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
$ 705	5.000%, 7/01/25	7/24 at 100.00	A1	$796,262
1,060	5.000%, 7/01/26	7/24 at 100.00	A1	1,197,217
965	5.000%, 7/01/27	7/24 at 100.00	A1	1,089,919
101,385	Total Wisconsin			105,544,622
	Wyoming – 0.4%
20,175	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	20,726,585
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
2,690	5.000%, 6/01/24	No Opt. Call	AA-	3,022,107
2,825	5.000%, 6/01/25	No Opt. Call	AA-	3,289,656
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,588,000
1,225	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	1,276,707
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.100%, 12/01/35	6/30 at 100.00	AA+	2,491,800
5,300	Wyoming Community Development Authority, Housing Revenue Bonds, 2021 Series 3, 2.000%, 12/01/36 (WI/DD, Settling 10/13/21)	12/30 at 100.00	AA+	5,205,501
37,215	Total Wyoming			38,600,356
$ 7,882,167	Total Municipal Bonds (cost $8,239,587,317)			8,434,819,191

Shares	Description (1)	Value
	COMMON STOCKS – 1.3%
	Electric Utilities – 1.3%
2,813,414	Energy Harbor Corp (8), (9), (10)	$ 113,152,698
	Total Common Stocks (cost $57,727,850)	113,152,698
	Total Long-Term Investments (cost $8,297,315,167)	8,547,971,889

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.5%
	MUNICIPAL BONDS – 2.5%
	National – 0.9%
$ 624	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C Series 2018, 0.820%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (5)	No Opt. Call	A+	$624,065
10,000	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	10,000,000
57,400	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5027, 0.220%, 3/20/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	57,400,000
10,000	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5028, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (11)	No Opt. Call	AA	10,000,000
78,024	Total National			78,024,065
	Alabama – 0.3%
5,070	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	5,131,195
23,445	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	24,673,049
28,515	Total Alabama			29,804,244
	California – 0.5%
30,770	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29) (11)	No Opt. Call	AA-	39,976,384
	Florida – 0.3%
18,680	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	11/21 at 103.00	N/R	19,056,402
3,100	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.120%, 4/01/53 (Mandatory Put 10/07/21), 144A (11)	4/28 at 100.00	A3	3,100,000
21,780	Total Florida			22,156,402
	Illinois – 0.1%
6,100	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Tender Option Bond Floater 16-XM0274, 0.080%, 12/15/41 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	AA	6,100,000
	Kentucky – 0.0%
2,500	Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, 0.700%, 6/01/40 (Mandatory Put 9/01/23) (11)	No Opt. Call	A	2,500,000
	Nebraska – 0.1%
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Variable Demand Series 2021B, 0.050%, 9/01/50 (AMT) (Mandatory Put 10/07/21) (11)	9/21 at 100.00	AA+	10,000,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 0.1%
$ 3,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Tender Option Bond Floater 2018-020, 0.100%, 11/01/39 (AMT) (Mandatory Put 10/07/21), 144A (11)	11/27 at 100.00	AA-	$3,500,000
1,470	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater Series 2017-ZM0566, 0.190%, 7/01/25 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	A+	1,470,000
4,970	Total New Jersey			4,970,000
	North Carolina – 0.1%
7,165	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Tender Option Bond Trust 2017-YX1052, 0.080%, 7/01/37 (Mandatory Put 10/07/21), 144A (11)	1/27 at 100.00	Aa1	7,165,000
	Washington – 0.0%
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 10/07/21), 144A (11)	No Opt. Call	Baa1	3,000,000
	Wisconsin – 0.1%
12,305	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-3, 1.100%, 7/01/29 (AMT) (Mandatory Put 6/01/26) (11)	No Opt. Call	A-	12,316,074
$ 205,129	Total Short-Term Investments (cost $213,578,417)			216,012,169
	Total Investments (cost $8,510,893,584) – 99.8%			8,763,984,058
	Other Assets Less Liabilities – 0.2%			17,188,369
	Net Assets – 100%			$ 8,781,172,427

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements during February 2020, for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
SOFR	Secured Overnight Financing Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Short Term Municipal Bond Fund
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 92.8%
	MUNICIPAL BONDS – 92.7%
	Alabama – 3.1%
$ 1,000	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/27 – BAM Insured	No Opt. Call	AA	$1,233,550
6,335	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	6,773,699
3,000	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 6 Series 2021B, 4.000%, 10/01/52 (Mandatory Put 12/01/26)	9/26 at 100.79	A2	3,434,610
4,105	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	4,199,046
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
385	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	398,979
450	5.000%, 8/01/23 – AGM Insured	No Opt. Call	AA	486,859
350	Gardendale, Alabama, General Obligation Warrants, Series 2021B, 4.000%, 5/01/25	No Opt. Call	AA-	391,787
7,475	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,113,365
1,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 10/01/25	No Opt. Call	A2	1,125,440
650	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	699,950
24,750	Total Alabama			26,857,285
	Alaska – 0.1%
1,000	North Slope Borough, Alaska, General Obligation Bonds, Refunding School Series 2021B, 5.000%, 6/30/24	No Opt. Call	AA	1,127,560
	Arizona – 2.8%
385	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2021A, 5.000%, 2/01/26 (WI/DD, Settling 11/03/21)	No Opt. Call	AA-	453,272
1,320	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,373,539
6,880	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	7,686,130
1,820	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	1,856,309

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
$ 450	5.000%, 9/01/22	No Opt. Call	A+	$469,661
500	5.000%, 9/01/23	No Opt. Call	A+	545,390
1,635	Maricopa County Special Health Care District, Arizona, General Obligation Bonds, Series 2021D, 5.000%, 7/01/24	No Opt. Call	Aa3	1,844,247
2,450	Maricopa County Unified School District 4 Mesa, Arizona, General Obligation Bonds, School Improvement, Project of 2018 Series 2020C, 5.000%, 7/01/25	No Opt. Call	Aa2	2,863,805
1,250	Maricopa County Unified School District 48, Scottsdale, Arizona, General Obligation Bonds, Refunding Series 2020, 5.000%, 7/01/24	No Opt. Call	Aa1	1,410,712
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
1,500	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	1,684,500
3,500	5.000%, 7/01/26 (AMT)	No Opt. Call	A1	4,185,195
21,690	Total Arizona			24,372,760
	California – 2.2%
5,605	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017C, 5.000%, 8/01/31 (Mandatory Put 11/01/22)	No Opt. Call	AA-	5,892,424
2,990	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Bond Anticipation Notes Series 2017, 0.000%, 4/01/22 (ETM)	No Opt. Call	Aa1 (4)	2,987,339
1,730	Orange County Transportation Authority, California, Bond Anticipation Notes, I-405 Improvement Project, Series 2021, 5.000%, 10/15/24	No Opt. Call	AA	1,973,636
7,465	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/23 (AMT)	No Opt. Call	A1	8,014,126
500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	602,455
18,290	Total California			19,469,980
	Colorado – 3.3%
	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018A:
250	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	251,823
550	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	578,644
250	Canon City Area Fire Protection District, Fremont County, Colorado, Certificates of Participation, Series 2021F, 4.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	283,157
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Aspen View Academy Project, Series 2021:
50	4.000%, 5/01/24	No Opt. Call	Baa3	53,587
100	4.000%, 5/01/26	No Opt. Call	Baa3	110,816

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020:
$ 400	5.000%, 10/01/21	No Opt. Call	A-	$400,000
300	5.000%, 10/01/23	No Opt. Call	A-	327,387
350	5.000%, 10/01/24	No Opt. Call	A-	395,146
200	5.000%, 10/01/25	No Opt. Call	A-	232,842
250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/25	No Opt. Call	BBB+	291,267
2,325	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	2,650,221
	Crystal Valley Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020A:
140	5.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	153,800
175	5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	199,318
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2017A, 5.000%, 11/15/21 (AMT)	No Opt. Call	AA-	2,011,000
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.000%, 11/15/22 (AMT)	No Opt. Call	A+	1,053,340
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
5,000	5.000%, 12/01/22 (AMT)	No Opt. Call	A+	5,277,200
2,000	5.000%, 12/01/25 (AMT)	No Opt. Call	A+	2,351,480
1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,005,550
1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/27	No Opt. Call	A	1,235,390
	Foothills Park and Recreation District, Jefferson County, Colorado, Lease Revenue Bonds, Certificates of Participation, Series 2021:
220	4.000%, 12/01/24	No Opt. Call	AA-	244,352
200	4.000%, 12/01/25	No Opt. Call	AA-	227,584
2,000	Grand River Hospital District, Garfield and Mesa Counties, Colorado, General Obligation Bonds, Series 2018, 5.000%, 12/01/21 – AGM Insured	No Opt. Call	AA	2,014,220
525	Groundwater Management Subdistrict, Adams, Morgan and Weld Counties, Colorado, Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	598,841
225	Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 5.000%, 12/01/25 – AGM Insured	No Opt. Call	AA	265,657
4,855	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	4,932,340
225	Northglenn Urban Renewal Authority, Northglenn, Colorado, Tax Increment Revenue Bonds, Urban Renewal Plan 2, Series 2019, 4.000%, 12/01/21	No Opt. Call	BBB-	226,076
500	Sand Creek Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020A, 4.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	520,450

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019:
$ 100	5.000%, 12/15/21 – AGM Insured	No Opt. Call	AA	$100,881
105	5.000%, 12/15/22 – AGM Insured	No Opt. Call	AA	110,588
260	5.000%, 12/15/24 – AGM Insured	No Opt. Call	AA	295,565
	Westminster Public Schools, Adams County, Colorado, Certificates of Participation, Improvement Series 2020A:
175	4.000%, 12/01/23 – AGM Insured	No Opt. Call	AA	188,101
200	4.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	220,876
26,930	Total Colorado			28,807,499
	Connecticut – 0.5%
465	Connecticut Health and Educational Facilities Authoroity, Revneue Bonds, Connecticut State University System, Series 2011J, 5.000%, 11/01/25 (Pre-refunded 11/01/21)	11/21 at 100.00	Aa3 (4)	466,688
2,030	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2015B, 5.000%, 8/01/26	8/25 at 100.00	AA-	2,372,644
1,200	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A, 5.000%, 5/01/26	No Opt. Call	AA-	1,438,380
3,695	Total Connecticut			4,277,712
	District of Columbia – 1.2%
1,205	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,205,000
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	5,849,000
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2018A:
1,325	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (4)	1,387,699
850	5.000%, 10/01/22	No Opt. Call	AA	889,551
1,000	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A, 5.000%, 10/01/26	No Opt. Call	AA	1,207,270
9,380	Total District of Columbia			10,538,520
	Florida – 3.9%
1,450	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2012P-1, 5.000%, 10/01/22 (AMT)	No Opt. Call	A1	1,519,092
1,000	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,092,550
415	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	415,000
1,300	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 5.000%, 10/01/24 (AMT)	No Opt. Call	A1	1,473,485
750	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 5.000%, 9/01/23 (AMT)	No Opt. Call	A1	818,085

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2019A, 5.000%, 6/01/22	No Opt. Call	AAA	$15,480,300
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Priority Subordinated Series 2016, 5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,500,000
1,285	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	1,285,000
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	1,833,212
1,065	Lake Worth Beach, Florida, Consolidated Utility Revenue Bonds, Series 2020, 5.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	1,250,438
1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	BB+	1,040,517
2,740	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26)	No Opt. Call	AA	3,318,825
2,000	Palm Bay, Florida, General Obligation Bonds, Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	2,405,000
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
200	5.000%, 7/01/22	No Opt. Call	A2	207,024
340	5.000%, 7/01/25	No Opt. Call	A2	395,223
225	5.000%, 7/01/26	No Opt. Call	A2	269,280
32,055	Total Florida			34,303,031
	Georgia – 1.5%
1,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2020B, 5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	1,123,000
580	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2021C, 5.000%, 7/01/26 (AMT) (WI/DD, Settling 10/06/21)	No Opt. Call	Aa3	693,419
3,555	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa2	3,918,641
	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2021C:
750	4.000%, 12/01/24	No Opt. Call	A3	831,518
1,100	4.000%, 12/01/25	No Opt. Call	A3	1,247,345
2,470	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 9/01/22	No Opt. Call	Aa2	2,553,881
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2021:
300	5.000%, 10/01/23	No Opt. Call	Baa1	327,450
400	5.000%, 10/01/24	No Opt. Call	Baa1	453,764
425	5.000%, 10/01/25	No Opt. Call	Baa1	497,165
1,000	Richmond County Board of Education, Georgia, General Obligation Bonds, Sales Tax Series 2021, 5.000%, 10/01/25	No Opt. Call	AA+	1,178,890
11,580	Total Georgia			12,825,073

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii – 0.1%
	Hawaii State, Harbor System Revenue Bonds, Series 2020A:
$ 300	5.000%, 7/01/24 (AMT)	No Opt. Call	Aa3	$336,201
800	5.000%, 7/01/25 (AMT)	No Opt. Call	Aa3	927,032
1,100	Total Hawaii			1,263,233
	Idaho – 0.2%
1,710	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016, 5.000%, 9/01/22	No Opt. Call	BB+	1,770,979
	Illinois – 6.1%
400	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	409,196
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System Revenue Bonds, Refunding Series 2021A:
650	4.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	686,263
1,200	4.000%, 4/01/25 – BAM Insured	No Opt. Call	AA	1,335,672
400	Champaign County Community Unit School District 166 Urbana, Illinois, General Obligation Bonds, Limited Tax Series 2021B, 3.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	430,312
3,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017E, 5.000%, 12/01/21	No Opt. Call	BB	3,022,050
425	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 0.000%, 12/01/25	No Opt. Call	BB	403,470
1,000	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	A	1,118,650
4,795	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012A, 5.000%, 1/01/24 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (4)	4,850,526
1,200	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018, 5.000%, 11/15/21	No Opt. Call	A+	1,206,660
2,500	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A, 5.000%, 11/15/24	No Opt. Call	A+	2,851,425
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
400	5.000%, 10/01/23	No Opt. Call	BBB+	434,428
400	5.000%, 10/01/24	No Opt. Call	BBB+	450,452
400	5.000%, 10/01/25	No Opt. Call	BBB+	464,488
1,575	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32 (Pre-refunded 9/01/22)	9/22 at 100.00	AA+ (4)	1,644,001
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,000	5.000%, 8/15/22	No Opt. Call	AA-	1,041,570
1,000	5.000%, 8/15/23	No Opt. Call	AA-	1,088,510
1,000	5.000%, 8/15/24	No Opt. Call	AA-	1,133,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,350	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-1, 5.000%, 5/15/50 (Mandatory Put 11/15/24)	5/24 at 100.00	A	$5,979,213
1,670	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020B-2, 5.000%, 5/15/50 (Mandatory Put 11/15/26)	5/26 at 100.00	A	1,986,432
250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/22	No Opt. Call	AA-	263,190
575	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	575,328
2,000	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/24	No Opt. Call	BBB	2,252,220
3,100	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23	No Opt. Call	BBB	3,389,571
1,935	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2021C, 5.000%, 6/15/26	No Opt. Call	BBB+	2,304,837
1,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A, 5.000%, 1/01/22	No Opt. Call	AA-	1,264,675
5,225	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C, 5.000%, 1/01/25	No Opt. Call	AA-	5,985,917
	Joliet Park District, Will County, Illinois, General Obligation Bonds, Limited Tax Park Series 2021:
500	4.000%, 2/01/22 – BAM Insured	No Opt. Call	AA	505,835
360	4.000%, 2/01/23 – BAM Insured	No Opt. Call	AA	376,751
400	4.000%, 2/01/24 – BAM Insured	No Opt. Call	AA	431,136
	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Alternate Revenue Source Refunding School Series 2020C:
400	4.000%, 1/01/23 – AGM Insured	No Opt. Call	AA	418,024
355	4.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	404,263
125	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020, 4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	127,640
2,750	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017, 5.000%, 6/01/22	No Opt. Call	A	2,836,735
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
500	4.000%, 4/15/23	No Opt. Call	AA-	526,785
450	5.000%, 4/15/24	No Opt. Call	AA-	499,648
1,000	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Refunding Series 2020, 4.000%, 1/01/22 – AGM Insured	No Opt. Call	AA	1,008,520
49,540	Total Illinois			53,707,733
	Indiana – 1.5%
	, Vigo County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2021:
515	4.000%, 7/15/24	No Opt. Call	AA+	565,130
525	4.000%, 1/15/25	No Opt. Call	AA+	584,094
535	4.000%, 7/15/25	No Opt. Call	AA+	602,480
950	Elkhart Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2021, 5.000%, 1/15/25	No Opt. Call	AA+	1,090,135

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 675	Fort Wayne Community Schools Building Corporation, Allen County, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2021, 4.000%, 1/15/23	No Opt. Call	AA+	$707,420
1,500	Franklin, Indiana, Economic Development Revenue Bonds, Otterbein Homes Obligated Group, Series 2019B, 5.000%, 7/01/24	No Opt. Call	A	1,682,760
1,125	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	1,183,646
700	Indiana Finance Authority, Hospital Revenue Bonds, Marion General Hospital Project, Series 2021A, 5.000%, 7/01/26	No Opt. Call	A	837,039
900	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1, 5.000%, 10/01/24	No Opt. Call	AA-	1,024,146
	Tippecanoe School Corporation, Indiana, General Obligation Bonds, Series 2020:
1,080	4.000%, 1/15/24	No Opt. Call	Aa2	1,164,607
1,090	4.000%, 7/15/24	No Opt. Call	Aa2	1,189,757
700	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	700,203
	Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2020:
300	4.000%, 1/15/25	No Opt. Call	AA+	334,497
500	4.000%, 7/15/25	No Opt. Call	AA+	564,265
700	4.000%, 1/15/26	No Opt. Call	AA+	798,791
11,795	Total Indiana			13,028,970
	Iowa – 2.7%
	Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise Retirement Community Project, Refunding Series 2021:
335	4.000%, 9/01/24	No Opt. Call	N/R	348,909
115	4.000%, 9/01/25	No Opt. Call	N/R	120,682
1,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A, 5.000%, 7/01/25 (Pre-refunded 7/01/23)	7/23 at 100.00	A1 (4)	1,082,670
250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	10/21 at 103.00	BB-	253,920
145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	158,326
7,000	Iowa Finance Authority, Solid Waste Facility Revenue Bonds, Gevo NW Iowa RNG, LLC Renewable Natural Gas Project, Green Series 2021, 1.500%, 1/01/42 (Mandatory Put 4/01/24) (AMT)	10/22 at 100.00	Aa3	7,047,670
	Sioux City Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Refunding Series 2020:
5,400	3.000%, 10/01/23 – BAM Insured	No Opt. Call	AA	5,660,172
2,500	3.000%, 10/01/24 – BAM Insured	No Opt. Call	AA	2,672,225

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Southeast Polk Community School District, Polk, Jasper and Marion Counties, Iowa, General Obligation Bonds, School Series 2020A:
$ 1,400	5.000%, 5/01/24	No Opt. Call	AA-	$1,567,342
3,750	5.000%, 5/01/25	No Opt. Call	AA-	4,351,800
21,895	Total Iowa			23,263,716
	Kansas – 0.3%
	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A:
500	5.000%, 4/01/22 – BAM Insured	No Opt. Call	AA	511,595
500	5.000%, 4/01/23 – BAM Insured	No Opt. Call	AA	534,790
1,760	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2021A, 4.000%, 10/01/25 – BAM Insured	No Opt. Call	AA	2,002,334
2,760	Total Kansas			3,048,719
	Kentucky – 1.2%
445	Bullitt County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2020, 4.000%, 12/01/25	No Opt. Call	A1	504,412
1,435	Kentucky Rural Water Finance Corporation, Public Projects Construction Notes, Series E-2020-1, 0.425%, 12/01/21	10/21 at 100.00	N/R	1,435,043
3,785	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	4,169,859
4,170	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	4,645,630
9,835	Total Kentucky			10,754,944
	Louisiana – 1.9%
6,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	6,914,340
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2021, 4.000%, 7/03/23	4/23 at 100.00	BBB+	1,050,220
2,310	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	10/21 at 100.00	Aa3	2,310,531
900	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021, 5.000%, 9/01/24	No Opt. Call	AA	1,022,031
2,465	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,507,275
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,582,725
15,175	Total Louisiana			16,387,122
	Maryland – 0.7%
1,040	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	1,186,401
4,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	4,816,000
5,040	Total Maryland			6,002,401

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 1.0%
$ 515	Attleboro, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2021, 5.000%, 5/01/25	No Opt. Call	AA	$599,244
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C:
725	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	846,235
350	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	420,263
210	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25)	1/25 at 100.00	AA+	209,122
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue L, Senior Series 2020B:
880	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,017,966
1,250	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,485,087
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Taxable Senior Series 2021B:
1,075	5.000%, 7/01/25 (AMT)	No Opt. Call	AA	1,243,538
1,000	5.000%, 7/01/26 (AMT)	No Opt. Call	AA	1,188,070
1,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	1,079,170
1,100	The Commonwealth of Massachusetts General Obligation Bonds Consolidated Loan of 2014, Series D (Multi-Modal Bonds) Subseries D-2, 1.700%, 8/01/43 (Mandatory Put 8/01/22)	No Opt. Call	Aa1	1,113,871
8,105	Total Massachusetts			9,202,566
	Michigan – 2.2%
	Allegan County Public School District, Michigan, General Obligation Bonds, School Building & Site Series 2021I:
785	4.000%, 5/01/23	No Opt. Call	AA	830,805
905	4.000%, 5/01/24	No Opt. Call	AA	988,767
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI:
1,705	5.000%, 12/01/22	No Opt. Call	AA-	1,800,957
940	5.000%, 12/01/23	No Opt. Call	AA-	1,035,448
1,715	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	1,893,789
	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1:
2,395	3.000%, 7/20/22	No Opt. Call	N/R	2,449,606
4,250	3.000%, 8/22/22	No Opt. Call	N/R	4,357,610
1,440	Michigan State Hospital Finance Authority, Revenue Bonds, McLaren Health Care Corporation, Refunding Series 2012A, 5.000%, 6/01/24	6/22 at 100.00	AA-	1,484,841
2,000	Michigan State, Trunk Line Fund Bonds, Refunding Series 2020A, 5.000%, 11/15/21	No Opt. Call	AA+	2,011,160
1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/23	No Opt. Call	A+	1,089,570

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 1,590	Saginaw City School District, Saginaw County, Michigan, General Obligation Bonds, School Building & Site, Series 2021, 4.000%, 5/01/23	No Opt. Call	AA	$ 1,681,727
18,725	Total Michigan			19,624,280
	Minnesota – 7.5%
515	Alexandria Independent School District 206, Douglas County, Minnesota, General Obligation Bonds, Series 2021A, 3.000%, 2/01/26	No Opt. Call	A2	560,377
145	Apple Valley, Minnesota Senior Housing Revenue Bonds, PHS Apple Valley Senior Housing, Inc. Orchard Path Phase II Project, Series 2021, 4.000%, 9/01/25	No Opt. Call	N/R	156,823
240	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 3.000%, 8/01/22	No Opt. Call	BB+	243,353
	Becker Independent School District 726, Minnesota, General Obligation Bonds, Refunding Series 2020A:
735	5.000%, 2/01/23	No Opt. Call	Aa2	778,490
560	5.000%, 2/01/24	No Opt. Call	Aa2	618,005
	Becker, Minnesota, General Obligation Bonds, Street Reconstruction, Series 2021A:
550	4.000%, 2/01/24	No Opt. Call	A1	596,277
500	4.000%, 2/01/25	No Opt. Call	A1	557,800
750	Belle Plaine Independent School District 716, Minnesota, General Obligation Bonds, Refunding School Building Series 2020A, 4.000%, 2/01/23	No Opt. Call	Aa2	786,840
1,175	Belle Plaine Independent School District 716, Minnesota, General Olibation Bonds, School Building Series 2012A, 5.000%, 2/01/24	No Opt. Call	Aa2	1,301,336
210	Chatfield, Minnesota, Healthcare and Housing Facilities Revenue Bonds, Chosen Valley Care Center Project, Refunding Series 2019, 4.000%, 9/01/23	No Opt. Call	N/R	216,943
1,415	City of Red Wing, Minnesota, General Obligation Bonds, Series 2018A, 5.000%, 2/01/23	No Opt. Call	Aa2	1,502,815
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019B:
645	5.000%, 2/01/22	No Opt. Call	Aa2	654,024
755	5.000%, 2/01/23	No Opt. Call	Aa2	797,084
280	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Full Term Series 2019C, 5.000%, 2/01/23	No Opt. Call	Aa2	295,607
500	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 5.000%, 2/01/24	No Opt. Call	Aa2	549,585
	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2021B:
245	3.000%, 3/01/22	No Opt. Call	Ba2	246,031
150	3.000%, 3/01/24	No Opt. Call	Ba2	153,864
2,115	Elk River Independent School District 728, Minnesota, General Obligation Bonds, Refunding School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	Aa2	2,250,043
1,130	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 4.375%, 8/01/29	8/27 at 102.00	BB+	1,288,223
505	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	505,555
815	Metropolitan Council Minneapolis- Saint Paul Metropolitan Area, Minnesota, General Obligation Bonds, Park Series 2021D, 5.000%, 3/01/25	No Opt. Call	AAA	943,199

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,550	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2017A, 5.000%, 2/01/23	No Opt. Call	AAA	$1,648,332
210	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 3.750%, 12/01/22, 144A	No Opt. Call	N/R	214,450
500	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.000%, 7/01/33	7/23 at 100.00	BB+	532,710
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care System Revenue Bonds, Allina Health System, Refunding Series 2017A, 5.000%, 11/15/24	No Opt. Call	AA-	1,142,570
2,500	Minneapolis-Saint Paul Metropolitan Council, Minnesota, General Obligation Wastewater Revenue Bonds, Series 2020B, 5.000%, 3/01/25	No Opt. Call	AAA	2,893,250
650	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/22	No Opt. Call	A+	657,566
1,000	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/25 (AMT)	1/24 at 100.00	A+	1,100,290
435	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint John's University, Refunding Series 2021, 4.000%, 10/01/24	No Opt. Call	A2	480,836
640	Minnesota Housing Finance Agency, Housing Infrastructure State Appropriation Bonds, Series 2020A, 4.000%, 8/01/25	No Opt. Call	AA+	723,309
225	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020A, 1.450%, 7/01/24 (AMT)	No Opt. Call	AA+	228,782
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021C:
400	0.400%, 1/01/23 (AMT)	No Opt. Call	AA+	399,904
300	0.450%, 7/01/23 (AMT)	No Opt. Call	AA+	299,937
325	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, 2020 Senior Series, 5.000%, 11/01/24 (AMT)	No Opt. Call	AA	365,927
	Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue Bonds, Senior Series 2018:
500	5.000%, 11/01/22 (AMT)	No Opt. Call	AA	523,805
400	5.000%, 11/01/23 (AMT)	No Opt. Call	AA	435,360
4,695	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2016D, 5.000%, 8/01/22	No Opt. Call	AAA	4,884,255
310	Montrose, Minnesota, General Obligation Bonds, Series 2021A, 2.000%, 2/01/25	No Opt. Call	AA	324,784
720	North Oaks, Minnesota, Senior Housing Revenue Bonds, Waverly Gardens Project, Refunding Series 2016, 4.000%, 10/01/23	No Opt. Call	N/R	763,956
9,480	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011, 4.500%, 11/15/38 (Mandatory Put 11/15/21)	No Opt. Call	AA	9,526,168
1,160	Rocori Independent School District 750, Stearns County, Minnesota, General Obligation Bonds, Refunding School Building Series 2017A, 5.000%, 2/01/26	No Opt. Call	Aa2	1,373,904
2,500	Rosemount Independent School District 196, Dakota County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/23	No Opt. Call	AAA	2,658,950
	Roseville Independent School District 623, Ramsey County, Minnesota, Certificates of Participation, Series 2021A:
910	5.000%, 4/01/22	No Opt. Call	Baa2	930,693
860	5.000%, 4/01/23	No Opt. Call	Baa2	917,973

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 2,470	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	$2,651,273
	Saint Joseph, Minnesota, General Obligation Bonds, Series 2021A:
265	4.000%, 12/15/22	No Opt. Call	AA-	276,946
200	4.000%, 12/15/23	No Opt. Call	AA-	215,910
330	4.000%, 12/15/24	No Opt. Call	AA-	366,683
250	4.000%, 12/15/25	No Opt. Call	AA-	284,845
400	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Refunding Series 2021A, 2.000%, 9/01/26	9/24 at 102.00	BB+	396,292
200	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Church Homes Project, Refunding Senior Series 2021A, 1.650%, 11/01/23, 144A	No Opt. Call	N/R	199,350
500	Saint Paul Park, Minnesota, Senior Housing and Health Care Revenue Bonds, Presbyterian Homes Bloomington Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	507,190
110	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 3.000%, 9/01/22	No Opt. Call	N/R	110,204
3,515	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/23	No Opt. Call	AAA	3,736,550
55	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	55,000
6,790	South Washington County Independent School District 833, Minnesota, General Obligation Bonds, Refunding School Building Series 2018B, 5.000%, 2/01/22	No Opt. Call	Aa2	6,896,671
	Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior Living Community, Refunding Series 2019:
350	3.000%, 8/01/22	No Opt. Call	N/R	353,993
300	3.000%, 8/01/23	No Opt. Call	N/R	307,137
400	3.000%, 8/01/24	No Opt. Call	N/R	413,716
400	3.000%, 8/01/25	8/24 at 102.00	N/R	416,752
	Zumbro Education District 6012, Minnesota, Certificates of Participation Series 2021A:
385	4.000%, 2/01/22	No Opt. Call	Baa1	389,277
270	4.000%, 2/01/24	No Opt. Call	Baa1	290,299
62,395	Total Minnesota			65,898,073
	Mississippi – 0.1%
1,000	Warren County, Mississippi, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2020B, 1.600%, 8/01/27 (Mandatory Put 6/16/25) (AMT)	No Opt. Call	BBB	1,035,110
	Missouri – 4.8%
650	Arnold Retail Corridor Transportation Development District, Missouri, Sales Tax Revenue Bonds, Refunding Series 2019, 3.000%, 11/01/28	11/24 at 100.00	N/R	658,391
100	Belton School District 124, Cass County, Missouri, Certificates of Participation, Missouri School Boards Association, Series 2019, 4.000%, 1/15/22 – AGM Insured (ETM)	No Opt. Call	AA (4)	101,065
1,230	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, Direct Deposit Program Refunding Series 2020, 4.000%, 3/01/22	No Opt. Call	AA+	1,249,495

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 1,375	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2013A, 5.000%, 6/01/23	6/22 at 100.00	AA	$1,418,202
	Central Southwest Missouri Community College District, Missouri, Certificates of Participation, Ozarks Technical Community College, Series 2021:
350	5.000%, 3/01/23	No Opt. Call	AA-	372,859
300	5.000%, 3/01/24	No Opt. Call	AA-	332,586
250	5.000%, 3/01/25	No Opt. Call	AA-	287,028
125	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A-	128,376
1,000	Clay County Reorganized School District R-1, Kearney, Missouri, General Obligation Bonds, School Building Series 2017, 5.000%, 3/01/22	No Opt. Call	AA+	1,019,940
2,500	Fort Zumwalt School District, St Charles County, Missouri, General Obligation Bonds, Direct Deposit Program, Refunding Series 2021, 4.000%, 3/01/25	No Opt. Call	Aa1	2,795,075
800	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2021A, 4.000%, 3/01/26	No Opt. Call	Aa3	911,080
320	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2020, 1.000%, 10/01/27	No Opt. Call	A	319,782
	Jennings, Saint Louis County, Missouri, Certificates of Participation, Series 2021:
200	4.000%, 3/01/23	No Opt. Call	A-	209,502
265	4.000%, 3/01/24	No Opt. Call	A-	285,718
230	4.000%, 3/01/25	No Opt. Call	A-	254,099
650	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2015, 5.000%, 2/15/24	No Opt. Call	A	716,118
	Kansas City, Missouri, General Obligation Bonds, Series 2020A:
410	5.000%, 2/01/23	No Opt. Call	AA	435,842
435	5.000%, 2/01/24	No Opt. Call	AA	482,415
400	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA-	461,392
130	Kansas City, Missouri, Special Obligation Bonds, Main Streetcar Extension Project, Series 2021D, 3.000%, 9/01/25	No Opt. Call	AA-	141,463
1,250	Kansas City, Missouri, Water Revenue Bonds, Refunding Series 2019A, 5.000%, 12/01/22	No Opt. Call	AA+	1,319,750
1,000	Meramec Valley School District R-3, Franklin and St Louis Counties, Missouri, General Obligation Bonds, Series 2020, 4.000%, 3/01/23	No Opt. Call	AA+	1,053,460
1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	1,073,500
600	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Jefferson County Water Authority Project, Series 2021A, 4.000%, 7/01/23	No Opt. Call	A	636,888
565	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2016, 5.000%, 11/15/22	No Opt. Call	A+	594,809

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southeast Missouri State University, Refunding Series 2019:
$ 200	5.000%, 10/01/23	No Opt. Call	A	$217,632
505	5.000%, 10/01/24	No Opt. Call	A	569,817
270	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Bethesda Health Group, Inc, Series 2021, 3.000%, 8/01/22	No Opt. Call	BBB	275,751
6,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021B, 4.000%, 5/01/51 (Mandatory Put 5/01/26)	No Opt. Call	AA	6,898,080
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2020:
640	3.000%, 11/01/22	No Opt. Call	Baa2	654,330
665	4.000%, 11/01/23	No Opt. Call	Baa2	706,416
475	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2015A, 5.000%, 11/15/25	No Opt. Call	A2	553,722
250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Variable Rate Series 2018C, 5.000%, 6/01/36 (Mandatory Put 6/01/23)	12/22 at 100.00	AA-	263,230
250	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2021, 5.000%, 2/15/26	No Opt. Call	BBB+	295,370
260	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/25	No Opt. Call	BBB	295,571
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Wright Memorial Hospital, Series 2019:
275	5.000%, 9/01/22	No Opt. Call	BBB-	284,807
285	5.000%, 9/01/23	No Opt. Call	BBB-	305,930
	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2019A:
135	5.000%, 10/01/22	No Opt. Call	A+	141,226
230	5.000%, 10/01/23	No Opt. Call	A+	250,997
225	5.000%, 10/01/24	No Opt. Call	A+	255,170
500	Nixa Public Schools, Missouri, Certificates of Participation, Series 2021, 4.000%, 4/01/24	No Opt. Call	A	542,020
1,290	Normandy Schools Collaborative Joint Executive Governing Board, Saint Loius County, Missouri, General Obligation Bonds, Series 2021B, 4.000%, 3/01/25	No Opt. Call	AA+	1,438,995
	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021:
125	3.000%, 5/01/22	No Opt. Call	N/R	125,824
150	3.000%, 5/01/23	No Opt. Call	N/R	152,477
275	Rock Creek Public Sewer District, Missouri, Certificates of Participation, Series 2021, 3.000%, 4/01/25	No Opt. Call	A+	295,837
1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA+	1,007,550
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
725	5.000%, 11/15/24	No Opt. Call	N/R	801,669
630	5.000%, 11/15/26	11/25 at 100.00	N/R	709,846

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 5,055	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2017A, 5.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	$5,234,857
2,000	Springfield, Missouri, Public Utility Revenue Bonds, Refunding Series 2015, 3.250%, 8/01/27	8/25 at 100.00	AA+	2,173,300
325	St Charles, Missouri, Certificates of Participation, Refunding Series 2020B, 4.000%, 2/01/24	No Opt. Call	Aa3	350,847
450	Webster County Reorganized School District R-I Marshfield, Missouri, General Obligation Bonds, Refunding Series 2019B, 3.000%, 3/01/22	No Opt. Call	AA+	455,184
39,325	Total Missouri			42,515,290
	Montana – 0.1%
500	Montana State, General Obligation Bonds, Series 2020C, 2.000%, 8/01/23	No Opt. Call	Aa1	516,515
	Nebraska – 1.0%
690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A2	695,472
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2020A:
200	5.000%, 11/15/21	No Opt. Call	AA-	201,088
115	5.000%, 11/15/23	No Opt. Call	AA-	126,035
125	5.000%, 11/15/24	No Opt. Call	AA-	142,029
175	5.000%, 11/15/25	No Opt. Call	AA-	205,165
3,635	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	4,232,557
1,685	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/21	No Opt. Call	A	1,691,032
1,555	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	BBB	1,606,284
8,180	Total Nebraska			8,899,662
	Nevada – 1.0%
775	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B, 5.000%, 7/01/23 (AMT)	No Opt. Call	A1	837,767
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/24	No Opt. Call	Aa3	5,632,600
1,390	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,415,799
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 816 Summerlin Village 22, Series 2021:
300	2.000%, 6/01/23	No Opt. Call	N/R	304,272
365	2.000%, 6/01/25	No Opt. Call	N/R	370,683
7,830	Total Nevada			8,561,121

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire – 0.9%
$ 8,000	National Finance Authority, New Hampshire, Solid Waste Disposal Revenue Bonds, Waste Management, Ic, Project, Refunding Series 2020A-3, 0.150%, 4/01/24 (Mandatory Put 12/01/21) (AMT)	No Opt. Call	A-	$ 7,999,342
	New Jersey – 4.7%
7,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 5.000%, 7/01/23 – BAM Insured	No Opt. Call	AA	7,568,260
200	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/22	No Opt. Call	Baa1	206,562
1,260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	1,417,197
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Refunding Senior Series 2018B:
2,500	5.000%, 12/01/21 (AMT)	No Opt. Call	AAA	2,518,750
6,500	5.000%, 12/01/22 (AMT)	No Opt. Call	Aaa	6,844,760
6,115	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 5.000%, 6/01/26	No Opt. Call	A3	7,307,486
5,000	New Jersey State, General Obligation Bonds, Various Purpose Series 2021, 2.000%, 6/01/25	No Opt. Call	A3	5,245,350
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
1,335	5.000%, 6/15/22	No Opt. Call	A+	1,379,002
3,000	5.000%, 6/15/23	No Opt. Call	A+	3,236,910
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A, 5.000%, 12/15/24	No Opt. Call	Baa1	1,141,630
2,210	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A, 5.000%, 6/15/25	No Opt. Call	Baa1	2,562,981
1,685	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/23	No Opt. Call	A	1,810,044
37,805	Total New Jersey			41,238,932
	New Mexico – 1.4%
1,165	Albuquerque Municipal School District 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Refunding Series 2021B, 5.000%, 8/01/24	No Opt. Call	AA	1,318,011
5,440	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	5,503,648
2,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	2,907,100
2,110	Santa Fe County, New Mexico, Gross Receipts Tax Revenue Bonds, Capital Outlay Series 2017, 5.000%, 6/01/22	No Opt. Call	AA+	2,177,562
11,215	Total New Mexico			11,906,321
	New York – 3.4%
14,030	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2016A Groups A,B&C, 5.000%, 3/15/22	No Opt. Call	AA+	14,336,836

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
$ 400	5.000%, 12/01/22	No Opt. Call	BBB+	$420,976
500	5.000%, 12/01/23	No Opt. Call	BBB+	548,145
600	5.000%, 12/01/24	No Opt. Call	BBB+	682,362
1,375	Nassau Health Care Corporation, New York, County Guaranteed Revenue Bonds, Series 2009, 5.000%, 8/01/24	No Opt. Call	A+	1,550,189
1,230	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/26	No Opt. Call	AA+	1,485,385
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/26	No Opt. Call	AAA	3,655,080
2,475	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1, 5.000%, 8/01/24	No Opt. Call	AA	2,802,294
3,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004C, 2.625%, 4/01/34 (Mandatory Put 7/03/23)	No Opt. Call	A-	3,093,990
1,210	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Fifth Series 2014, 5.000%, 9/01/23 (AMT)	No Opt. Call	Aa3	1,317,169
27,820	Total New York			29,892,426
	North Carolina – 1.3%
4,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Variable Rate Demand Series 2021B, 5.000%, 1/15/50 (Mandatory Put 12/02/24)	No Opt. Call	AA-	4,573,840
1,745	North Carolina Central University, General Revenue Bonds, Refunding Series 2016, 5.000%, 10/01/23	No Opt. Call	A3	1,893,377
250	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 5.000%, 7/01/24	No Opt. Call	AA-	281,118
415	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	492,501
2,990	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	3,296,774
500	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/24	No Opt. Call	Aa3	567,845
9,900	Total North Carolina			11,105,455
	North Dakota – 0.6%
895	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	896,298
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2021:
275	5.000%, 12/01/23	No Opt. Call	Baa2	302,294
215	5.000%, 12/01/25	No Opt. Call	Baa2	252,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A:
$ 585	4.750%, 12/01/21	No Opt. Call	N/R	$586,942
1,245	5.000%, 12/01/22	No Opt. Call	N/R	1,277,395
280	West Fargo Public School District 6, Cass County, North Dakota, General Obligation Bonds, Special Assessment Prepayment Series 2020C, 4.000%, 8/01/26	No Opt. Call	Aa2	324,526
	West Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2020A:
750	2.000%, 5/01/24	No Opt. Call	A1	779,842
500	4.000%, 5/01/25	No Opt. Call	A1	559,695
500	4.000%, 5/01/26	No Opt. Call	A1	572,650
5,245	Total North Dakota			5,551,749
	Ohio – 2.0%
845	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017, 4.000%, 11/15/22	No Opt. Call	A	879,222
850	Cleveland, Ohio, Airport System Revenue Bonds, Series 2019B, 5.000%, 1/01/22 (AMT)	No Opt. Call	A2	859,707
	Cleveland-Cuyahoga County Port Authroity, Ohio, Cultural Facility Revenue Bonds, The Cleveland Museum of Natural History Project, Series 2021:
150	5.000%, 7/01/25	No Opt. Call	A3	173,337
125	5.000%, 7/01/26	No Opt. Call	A3	148,253
750	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021, 3.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	810,757
1,335	Hamilton County, Ohio, General Obligation Bonds, Parking Facilities, Limited Tax Series 2021A, 5.000%, 12/01/25	No Opt. Call	Aa2	1,581,668
600	Miami University of Ohio, General Receipts Revenue Bonds, Refunding Series 2021A, 5.000%, 9/01/24	No Opt. Call	AA	681,168
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
375	5.000%, 8/01/24	No Opt. Call	A+	423,683
700	5.000%, 8/01/25	No Opt. Call	A+	818,153
1,250	5.000%, 8/01/26	No Opt. Call	A+	1,504,750
55	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A, 3.000%, 12/01/21	No Opt. Call	Baa2	55,239
685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	856
1,710	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,772,894
800	Ohio State, Capital Facilities Lease-Appropriation Bonds, Administrative Building Fund Projects, Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA	927,304
5,665	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	6,170,884
360	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	411,329

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 500	Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein Homes Obligated Group, Refunding Series 2013A, 4.000%, 7/01/22	No Opt. Call	A	$ 513,440
16,755	Total Ohio			17,732,644
	Oklahoma – 0.6%
350	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021, 3.000%, 9/01/22	No Opt. Call	AA-	358,813
1,065	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019, 5.000%, 6/01/24	No Opt. Call	A+	1,194,674
	Nichols Hills, Oklahoma, General Obligation Bonds, Refunding Series 2021:
1,730	4.000%, 7/01/23	No Opt. Call	AA+	1,843,228
1,425	4.000%, 7/01/24	No Opt. Call	AA+	1,566,446
425	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B, 5.000%, 8/15/22	No Opt. Call	Baa3	440,364
4,995	Total Oklahoma			5,403,525
	Oregon – 1.3%
	Marion and Polk Counties School District 24J, Salem-Kreizer, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2020B:
300	5.000%, 6/15/23	No Opt. Call	AA+	323,958
500	5.000%, 6/15/24	No Opt. Call	AA+	563,010
350	5.000%, 6/15/26	No Opt. Call	AA+	421,043
4,620	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	4,705,932
450	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/24	No Opt. Call	BBB+	507,902
300	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	349,392
3,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	3,412,140
1,000	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 4.000%, 5/15/22	No Opt. Call	AA-	1,023,100
10,520	Total Oregon			11,306,477
	Pennsylvania – 2.3%
1,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A, 5.000%, 4/01/22	No Opt. Call	A	1,023,190
800	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/21	No Opt. Call	AA-	804,352
1,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/22	No Opt. Call	A1	1,031,200
1,625	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	1,950,552
835	Hollidaysburg Area School District, Blair County, Pennsylvania, General Obligation Bonds, Series 2021, 4.000%, 3/15/25	No Opt. Call	Aa3	934,783

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Northern York County School District, Pennsylvania, General Obligation Bonds, Notes Series 2021A:
$ 1,125	4.000%, 11/15/23	No Opt. Call	AA-	$1,207,823
1,135	4.000%, 11/15/25	No Opt. Call	AA-	1,284,729
305	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2011, 2.150%, 7/01/41 (Mandatory Put 7/01/24) (AMT)	No Opt. Call	A-	318,515
465	Pennsylvania State University, Revenue Bonds, Series 2020E, 5.000%, 3/01/24	No Opt. Call	Aa1	518,005
1,000	Pennsylvania State, General Obligation Bonds, First Series 2015, 5.000%, 3/15/22	No Opt. Call	Aa3	1,021,780
400	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/22	No Opt. Call	A2	414,232
1,750	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2021, 5.000%, 7/01/25 (AMT)	No Opt. Call	A2	2,031,417
	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2020B:
550	4.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	589,133
300	4.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	329,703
6,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	6,867,180
18,290	Total Pennsylvania			20,326,594
	Rhode Island – 0.0%
330	Cranston, Rhode Island, General Obligation Bonds, Anticipation Notes Series 2021-1, 1.000%, 8/23/22	No Opt. Call	N/R	332,336
	South Carolina – 1.2%
2,215	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	2,329,006
875	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/27	1/26 at 100.00	A	1,028,125
3,285	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	3,851,301
2,980	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/22 (AMT)	No Opt. Call	A+	3,079,651
9,355	Total South Carolina			10,288,083
	South Dakota – 0.4%
100	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016, 3.000%, 11/01/21	No Opt. Call	BB	100,072
585	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017, 3.100%, 11/01/22	No Opt. Call	BB	591,985
250	South Dakota Health and Educational Facilities Authority Revenue Bonds, Westhills Village Retirement Community, Series 2021, 3.000%, 9/01/22	No Opt. Call	A+	255,692
1,940	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	2,154,021
2,875	Total South Dakota			3,101,770

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.4%
$ 100	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 5.000%, 8/01/28	No Opt. Call	BBB+	$125,622
1,310	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/24	1/23 at 100.00	A+	1,383,727
4,655	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2019A, 5.000%, 2/01/50 (Mandatory Put 10/01/24)	7/24 at 100.58	Aa2	5,247,907
3,500	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	4,129,230
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A:
250	5.000%, 11/01/22	No Opt. Call	A2	262,513
250	5.000%, 11/01/23	No Opt. Call	A2	273,408
250	5.000%, 11/01/24	No Opt. Call	A2	283,277
275	5.000%, 11/01/25	No Opt. Call	A2	321,186
10,590	Total Tennessee			12,026,870
	Texas – 10.6%
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/23 (AMT)	No Opt. Call	A1	5,486,500
1,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/22 (AMT)	No Opt. Call	A1	1,052,530
	Brazos Higher Education Authority Inc, Texas, Student Loan Program Revenue Bonds, Senior Series 2020-1A:
1,175	5.000%, 4/01/23 (AMT)	No Opt. Call	AA	1,246,393
775	5.000%, 4/01/24 (AMT)	No Opt. Call	AA	848,950
500	5.000%, 4/01/25 (AMT)	No Opt. Call	AA	561,575
1,540	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	1,722,274
1,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2013E, 5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,050,940
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/22 (AMT)	No Opt. Call	A+	2,101,880
2,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/24	No Opt. Call	A1	2,851,700
2,030	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2018, 5.000%, 8/15/23 (AMT)	No Opt. Call	A	2,200,926
4,550	Fort Worth Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 5.000%, 2/15/23	No Opt. Call	AAA	4,848,935
735	Friendswood, Galveston and Harris Counties, Texas, General Obligation Bonds, Refunding & Improvement Series 2021, 4.000%, 3/01/25	No Opt. Call	AA+	821,752
1,655	Galveston Independent School District, Galveston County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 2/01/22	No Opt. Call	Aaa	1,681,331
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	5,303,400

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,170	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-2, 5.000%, 6/01/32 (Mandatory Put 12/01/24)	9/24 at 101.10	A+	$4,763,850
8,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020C-3, 5.000%, 6/01/32 (Mandatory Put 12/01/26)	9/26 at 101.02	A+	9,688,880
3,595	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	3,781,760
1,700	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A, 5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,760,214
4,210	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/23 (AMT)	No Opt. Call	AA	4,556,357
5,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Refunding School Building Series 2015A, 5.250%, 2/15/23	No Opt. Call	AAA	5,334,800
850	Hunt Memorial Hospital District, Hunt County, Texas, General Obligation Bonds, Refunding & Improvment Series 2020, 5.000%, 2/15/26	No Opt. Call	A2	982,855
400	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 5.000%, 9/01/25	No Opt. Call	BBB-	463,872
1,235	Laredo Independent School District, Webb County, Texas, General Obligation Bonds, Refunding Series 2021, 4.000%, 8/01/25	No Opt. Call	AAA	1,397,267
	Leander, Texas, General Obligation Bonds, Refunding Series 2020:
500	5.000%, 8/15/23	No Opt. Call	AA	543,470
525	5.000%, 8/15/25	No Opt. Call	AA	613,714
2,005	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Refunding Series 2021, 5.000%, 11/01/22 (AMT)	No Opt. Call	A	2,106,473
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020, 5.000%, 5/15/25	No Opt. Call	A+	1,161,580
850	Lubbock Water and Wastewater System, Texas, Revenue Bonds, Refunding Series 2020B, 5.000%, 2/15/25	No Opt. Call	AA-	979,676
	Lumberton Independent School District, Hardin County, Texas, General Obligation Bonds, School Building Series 2021:
640	4.000%, 2/15/24	No Opt. Call	Aaa	695,635
1,190	4.000%, 2/15/25	No Opt. Call	Aaa	1,331,848
450	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	451,458
3,000	Mission Economic Development Corporation, Texas, Solid Waste Disposal Revenue Bonds, Republic Services Inc Project, Adjustable Rate Series 2020A, 0.200%, 5/01/50 (Mandatory Put 11/01/21) (AMT)	No Opt. Call	BBB+	2,999,850
1,565	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding & School Building Series 2015, 5.000%, 2/15/26	2/25 at 100.00	AAA	1,803,193
310	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 4.000%, 11/15/21	No Opt. Call	BB+	310,794

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,130	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2014, 5.000%, 12/15/24	No Opt. Call	AA-	$1,295,296
2,805	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 4.000%, 12/15/24	No Opt. Call	AA-	3,126,285
	Port Arthur, Texas, Combination Tax and Revenue Certificates of Obligation, Series 2021:
565	5.000%, 2/15/23 – BAM Insured	No Opt. Call	AA	600,996
250	5.000%, 2/15/24 – BAM Insured	No Opt. Call	AA	276,928
315	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2021A, 1.875%, 1/01/26, 144A (AMT)	7/23 at 103.00	N/R	314,291
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021:
1,500	5.000%, 12/15/24	No Opt. Call	A3	1,710,150
2,500	5.000%, 12/15/25	No Opt. Call	A3	2,939,350
2,100	5.000%, 12/15/26	No Opt. Call	A3	2,533,860
1,000	Tomball Independent School District, Harris and Montgomery Counties, Texas, General Obligation Bonds, Building Series 2020, 5.000%, 2/15/25	No Opt. Call	AAA	1,154,740
1,000	Upper Trinity Regional Water District, Texas, Regional Treated Water Supply System Revenue Bonds, Refunding Series 2020, 4.000%, 8/01/24	No Opt. Call	A+	1,096,700
	Wise County, Texas, Lease Revenue Bonds, Parker County Junior College District, Refunding Series 2021:
350	5.000%, 8/15/23	No Opt. Call	N/R	377,748
465	5.000%, 8/15/24	No Opt. Call	N/R	519,196
84,635	Total Texas			93,452,172
	Utah – 1.2%
6,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/23 (AMT)	No Opt. Call	A	6,487,080
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
335	4.000%, 10/15/22	No Opt. Call	AA	346,933
350	4.000%, 10/15/23	No Opt. Call	AA	372,169
1,120	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	1,264,827
1,555	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	1,868,612
500	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021, 3.000%, 10/15/23	No Opt. Call	BBB-	525,145
9,860	Total Utah			10,864,766
	Virginia – 1.0%
850	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 5.000%, 7/01/24	No Opt. Call	AA-	957,040
1,755	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	1,921,234

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 3,100	Hampton Roads Transportation Accountability Commission, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Bond Anticipation Notes, Series 2021A, 5.000%, 7/01/26	No Opt. Call	Aa2	$3,739,034
1,000	Suffolk, Virginia, General Obligation Bonds, Refunding Series 2014, 5.000%, 2/01/25 (Pre-refunded 2/01/24)	2/24 at 100.00	AAA	1,109,550
690	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	701,723
7,395	Total Virginia			8,428,581
	Washington – 2.2%
1,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds, Refunding Series 2020A, 5.000%, 7/01/23	No Opt. Call	AA+	1,625,340
1,000	King County School District 406 Tukwila, Washington, General Obligation Bonds, Series 2016, 4.000%, 12/01/21	No Opt. Call	Aaa	1,006,160
1,370	King County School District 414 Lake Washington, Washington, General Obligation Bonds, Refunding Series 2020, 4.000%, 12/01/25	No Opt. Call	Aaa	1,567,444
1,955	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	1,956,779
225	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/21	No Opt. Call	A2	226,332
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C:
1,000	5.000%, 4/01/22 (AMT)	No Opt. Call	AA-	1,023,190
3,360	5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	3,736,891
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 5.000%, 4/01/24 (AMT)	No Opt. Call	AA-	2,224,340
1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,784,479
2,150	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	2,368,935
2,000	Washington State, General Obligation Bonds, Various Purpose Series 2013D, 5.000%, 2/01/23	No Opt. Call	Aaa	2,128,540
18,335	Total Washington			19,648,430
	West Virginia – 0.3%
2,710	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	2,746,775
	Wisconsin – 4.8%
1,850	Howard-Suamico School District, Brown County, Wisconisn, General Obligation Bonds, School Building & Improvement Series 2021, 5.000%, 3/01/25	No Opt. Call	AA	2,130,793
	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2020A:
350	2.000%, 5/01/23	No Opt. Call	AA	359,597
625	2.000%, 5/01/25	No Opt. Call	AA	655,494
1,250	Kenosha, Wisconsin, General Obligation Promissory Notes Series 2021B, 1.000%, 10/01/25 (WI/DD, Settling 10/07/21)	No Opt. Call	AA	1,267,137

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 3,380	Milwaukee County, Wisconsin, Airport Revenue Bonds, Refunding Series 2019B, 5.000%, 12/01/22 (AMT)	No Opt. Call	A1	$3,563,737
400	Milwaukee, Wisconsin, Sewerage System Revenue Bonds, Green Series 2021S2, 5.000%, 6/01/26	No Opt. Call	A1	480,040
	New Richmond School District, Saint Croix County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
1,500	4.000%, 4/01/24	No Opt. Call	Aa2	1,632,315
600	5.000%, 4/01/26	No Opt. Call	Aa2	713,868
570	Oshkosh, Wisconsin, Sewer System Revenue Bonds, Series 2021E, 4.000%, 5/01/25	No Opt. Call	Aa3	640,424
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A:
400	5.000%, 1/01/22	No Opt. Call	A	404,568
300	5.000%, 1/01/23	No Opt. Call	A	317,424
200	5.000%, 1/01/24	No Opt. Call	A	220,200
400	5.000%, 1/01/26	No Opt. Call	A	470,552
300	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Carson Valley Medical Center, Series 2021A, 3.000%, 12/01/26	No Opt. Call	BB+	320,991
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
700	5.000%, 6/01/24	No Opt. Call	A+	784,833
325	5.000%, 6/01/26	No Opt. Call	A+	388,544
	Racine Unified School District, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2021:
200	2.000%, 4/01/23	No Opt. Call	Aa3	205,328
475	2.000%, 4/01/24	No Opt. Call	Aa3	494,466
600	2.000%, 4/01/25	No Opt. Call	Aa3	630,780
250	Racine, Racine County, Wisconsin, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/24	No Opt. Call	AA-	276,095
1,870	West Bend Joint School District 1, Washington County, Wisconsin, General Obligation Bonds, Refunding Series 2021, 3.000%, 4/01/25	No Opt. Call	AA-	2,029,885
1,360	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/27	6/22 at 100.00	A3	1,401,698
3,155	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-3, 5.000%, 8/15/54 (Mandatory Put 1/31/24)	No Opt. Call	AA	3,490,313
250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 5.000%, 7/01/26	No Opt. Call	A+	299,588
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019A:
75	5.000%, 12/01/23	No Opt. Call	A+	82,427
100	5.000%, 12/01/24	No Opt. Call	A+	114,031
110	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Bellin Memorial Hospital, Inc, Series 2019B, 3.000%, 12/01/24	No Opt. Call	A+	118,551

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 1,055	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017, 5.000%, 6/01/22	No Opt. Call	N/R	$1,078,157
3,745	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	4,463,665
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, PHM / New Richmond Senior Housing, Inc, Refunding Series 2021:
440	1.950%, 7/01/24	No Opt. Call	N/R	439,292
460	2.250%, 7/01/26	No Opt. Call	N/R	458,758
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A:
500	4.000%, 9/15/22	No Opt. Call	BBB-	516,610
455	4.000%, 9/15/23	No Opt. Call	BBB-	485,544
1,640	Wisconsin Rapids School District, Wood and Portage Counties, Wisconsin, General Obligation Bonds, Refunding Series 2020, 5.000%, 4/01/24	No Opt. Call	Aa3	1,828,288
1,455	Wisconsin State, General Obligation Bonds, Refunding Series 2015-1, 5.000%, 5/01/25	No Opt. Call	AA+	1,693,576
2,500	Wisconsin State, General Obligation Bonds, Refunding Series 2021-2, 5.000%, 5/01/25	No Opt. Call	AA+	2,909,925
	Wisconsin State, Master Lease Certificates of Participation, Series 2021A:
1,170	4.000%, 9/01/23	No Opt. Call	Aa2	1,252,778
1,545	4.000%, 9/01/24	No Opt. Call	Aa2	1,706,468
1,300	4.000%, 9/01/25	No Opt. Call	Aa2	1,472,731
37,860	Total Wisconsin			41,799,471
	Wyoming – 0.1%
710	Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne Regional Medical Center Project, Refunding Series 2021, 4.000%, 5/01/24	No Opt. Call	A	775,526
$ 749,480	Total Municipal Bonds (cost $804,440,532)			813,988,099

Shares	Description (1)	Value
	COMMON STOCKS – 0.1%
	Electric Utilities – 0.1%
22,152	Energy Harbor Corp (6), (7), (8)	$ 890,931
	Total Common Stocks (cost $751,144)	890,931
	Total Long-Term Investments (cost $805,191,676)	814,879,030

Nuveen Short Term Municipal Bond Fund (continued)
Portfolio of Investments    September 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 5.3%
	MUNICIPAL BONDS – 5.3%
	National – 2.0%
$ 10,000	Invesco Municipal Opportunity Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5029, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (9)	No Opt. Call	AA	$10,000,000
7,500	Invesco Value Municipal Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM J.P. Morgan Chase Putters, Drivers, CTFS 5028, 0.220%, 12/01/24 (AMT) (Mandatory Put 9/30/21), 144A (9)	No Opt. Call	AA	7,500,000
17,500	Total National			17,500,000
	Alabama – 0.2%
1,795	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (9)	No Opt. Call	A1	1,816,666
	Arizona – 0.2%
2,000	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2003A-2, 2.200%, 3/01/28 (AMT) (Mandatory Put 6/03/24) (9)	No Opt. Call	A-	2,088,760
	Florida – 0.5%
4,000	Florida Development Finance Corporation, Florida, Variable Rate Demand Obligations, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (9)	11/21 at 103.00	N/R	4,080,600
	Louisiana – 0.5%
2,400	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, LOOP Inc Project, Variable Rate Series 2010B-1A, 2.000%, 10/01/40 (Mandatory Put 10/01/22) (9)	No Opt. Call	BBB+	2,413,464
2,000	Saint Charles Parish, Louisiana, Pollution Control Revenue Bonds, Shell Oil Company, Variable Rate Demand Obligations, Series 1992A, 0.110%, 10/01/22 (AMT) (Mandatory Put 9/30/21) (9)	9/21 at 100.00	Aa3	2,000,000
4,400	Total Louisiana			4,413,464
	Minnesota – 0.2%
1,625	Minneapolis, Minnesota, Revenue Bonds, University Gateway Project, Variable Rate Demand Obligation Series 2002, 0.060%, 5/04/32 (Mandatory Put 10/07/21) (9)	9/21 at 100.00	Aa1	1,625,000
	Oregon – 0.1%
1,200	Gilliam County, Oregon, Solid Waste Disposal Revenue Bonds, Waste Management Inc Project, Series 2003A, 2.400%, 7/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,214,532
	Texas – 0.6%
5,000	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Series 2001B Variable Rate Demand Obligations, 0.060%, 12/01/39 (AMT) (Mandatory Put 9/30/21) (9)	9/21 at 100.00	Aa2	5,000,000
	Virginia – 0.5%
1,500	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2003, 2.400%, 8/01/27 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,518,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 1,250	Gloucester County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Waste Management Disposal Services of Virginia, Inc Project, Variable Rate Series 2003A, 2.400%, 9/01/38 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	$1,265,137
1,470	Sussex County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Atlantic Waste Disposal, Inc Project, Variable Rate Series 2003A, 2.400%, 6/01/28 (AMT) (Mandatory Put 5/02/22) (9)	No Opt. Call	A-	1,487,802
4,220	Total Virginia			4,271,104
	Wisconsin – 0.5%
3,715	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Variable Rate Demand Series 2018B-2, 5.000%, 8/15/54 (Mandatory Put 1/25/23) (9)	No Opt. Call	AA	3,935,114
$ 45,455	Total Short-Term Investments (cost $45,621,677)			45,945,240
	Total Investments (cost $850,813,353) – 98.1%			860,824,270
	Other Assets Less Liabilities – 1.9%			16,982,657
	Net Assets – 100%			$ 877,806,927
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Common Stock received as part of the bankruptcy settlements during February 2020, for Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 0.000%, 12/01/23.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(9)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
September 30, 2021
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Assets
Long-term investments, at value (cost $8,845,766,482, $9,908,645,536, $8,297,315,167 and $805,191,676, respectively)	$9,432,884,933	$10,428,330,717	$8,547,971,889	$814,879,030
Short-term investments, at value (cost $27,405,515, $205,325,087, $213,578,417 and $45,621,677, respectively)	27,666,904	208,846,639	216,012,169	45,945,240
Cash	4,808,415	6,324,328	59,213,637	191,519
Receivable for:
Interest	101,706,174	109,054,781	83,584,156	9,678,867
Investments sold	67,507,190	44,738,016	66,604,143	8,940,018
Shares sold	14,619,033	19,084,650	21,978,561	2,184,750
Other assets	857,780	1,123,052	735,571	118,182
Total assets	9,650,050,429	10,817,502,183	8,996,100,126	881,937,606
Liabilities
Borrowings	45,000,000	—	—	—
Floating rate obligations	936,496,000	—	—	—
Payable for:
Dividends	4,470,121	6,369,361	2,312,837	200,564
Interest	2,852,753	—	—	—
Investments purchased - regular settlement	20,117,316	5,754,980	948,468	—
Investments purchased - when-issued/delayed-delivery settlement	48,419,659	110,324,257	199,744,201	2,430,564
Shares redeemed	11,394,400	11,501,702	6,926,978	870,595
Accrued expenses:
Management fees	2,681,167	3,290,399	2,337,042	281,979
Directors/Trustees fees	765,679	1,052,577	649,308	61,998
12b-1 distribution and service fees	821,671	221,656	341,328	64,014
Other	1,469,259	1,745,154	1,667,537	220,965
Total liabilities	1,074,488,025	140,260,086	214,927,699	4,130,679
Commitments and contingencies (as disclosed in Note 8)
Net assets	$8,575,562,404	$10,677,242,097	$8,781,172,427	$877,806,927

See accompanying notes to financial statements.

Statement of Assets and Liabilities (Unaudited) (continued)
	All-American	Intermediate Duration	Limited Term	Short Term
Class A Shares
Net assets	$3,436,165,896	$ 1,023,217,350	$1,659,067,081	$320,190,486
Shares outstanding	281,683,629	106,635,532	146,174,102	31,539,944
Net asset value ("NAV") per share	$ 12.20	$ 9.60	$ 11.35	$ 10.15
Offering price per share (NAV per share plus maximum sales charge of 4.20%, 3.00%, 2.50% and 2.50%, respectively, of offering price)	$ 12.73	$ 9.90	$ 11.64	$ 10.41
Class C Shares
Net assets	$ 306,066,956	$ 64,112,478	$ 83,717,230	$ 13,372,490
Shares outstanding	25,094,822	6,680,460	7,404,405	1,320,887
NAV and offering price per share	$ 12.20	$ 9.60	$ 11.31	$ 10.12
Class R6 Shares
Net assets	$ 151,732,907	$ —	$ —	$ —
Shares outstanding	12,370,765	—	—	—
NAV and offering price per share	$ 12.27	$ —	$ —	$ —
Class I Shares
Net assets	$4,681,596,645	$ 9,589,912,269	$7,038,388,116	$544,243,951
Shares outstanding	382,038,414	996,132,788	622,369,175	53,537,759
NAV and offering price per share	$ 12.25	$ 9.63	$ 11.31	$ 10.17
Fund level net assets consist of:
Capital paid-in	$8,113,341,206	$10,189,720,100	$8,566,682,789	$868,276,421
Total distributable earnings	462,221,198	487,521,997	214,489,638	9,530,506
Fund level net assets	$8,575,562,404	$10,677,242,097	$8,781,172,427	$877,806,927
Authorized shares - per class	Unlimited	Unlimited	Unlimited	2 billion
Par value per share	$ 0.01	$ 0.001	$ 0.01	$ 0.0001
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended September 30, 2021
(Unaudited)
	All-American	Intermediate Duration	Limited Term	Short Term
Investment Income	$144,109,066	$131,702,937	$71,183,779	$ 7,483,802
Expenses
Management fees	15,890,171	19,737,415	13,540,953	1,699,680
12b-1 service fees - Class A Shares	3,358,152	1,006,865	1,638,735	325,141
12b-1 distribution and service fees - Class C Shares	1,524,604	327,858	433,200	74,027
12b-1 distribution and service fees - Class C2 Shares(1)	12,077	4,777	10,037	2,090
Shareholder servicing agent fees	1,465,318	2,130,901	1,839,202	118,675
Interest expense	2,035,140	70,564	49,661	6,320
Custodian fees	282,211	296,800	262,843	82,584
Professional fees	166,465	184,002	157,430	25,446
Trustees fees	118,485	152,146	115,694	12,170
Shareholder reporting expenses	118,141	86,303	160,541	31,659
Federal and state registration fees	222,535	215,334	272,369	70,991
Other	34,704	35,028	23,353	9,272
Total expenses	25,228,003	24,247,993	18,504,018	2,458,055
Net investment income (loss)	118,881,063	107,454,944	52,679,761	5,025,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,795,561	2,836,177	373,720	47,367
Change in net unrealized appreciation (depreciation) of investments	59,437,212	27,158,642	17,206,761	(3,064,922)
Net realized and unrealized gain (loss)	63,232,773	29,994,819	17,580,481	(3,017,555)
Net increase (decrease) in net assets from operations	$182,113,836	$137,449,763	$70,260,242	$ 2,008,192

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

Statement of Changes in Net Assets
	All-American		Intermediate Duration
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 118,881,063	$ 204,283,898	$ 107,454,944	$ 214,349,733
Net realized gain (loss) from:
Investments	3,795,561	(19,246,567)	2,836,177	(9,932,303)
Futures contracts	—	(1,335,976)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	59,437,212	346,830,823	27,158,642	315,666,890
Futures contracts	—	1,353,022	—	—
Net increase (decrease) in net assets from operations	182,113,836	531,885,200	137,449,763	520,084,320
Distributions to Shareholders
Dividends:
Class A Shares	(46,863,309)	(81,123,930)	(9,544,042)	(20,215,019)
Class C Shares	(3,050,307)	(6,076,930)	(358,695)	(964,927)
Class C2 Shares(1)	(37,474)	(1,694,048)	(9,476)	(325,755)
Class R6 Shares	(2,006,268)	(2,618,935)	—	—
Class I Shares	(67,775,633)	(118,819,419)	(98,039,825)	(210,955,887)
Return of capital:
Class A Shares	—	—	—	—
Class C Shares	—	—	—	—
Class C2 Shares	—	—	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	—	—	—
Decrease in net assets from distributions to shareholders	(119,732,991)	(210,333,262)	(107,952,038)	(232,461,588)
Fund Share Transactions
Fund reorganization	—	360,774,817	—	—
Proceeds from sale of shares	1,206,427,875	2,896,007,035	1,459,701,660	4,088,450,020
Proceeds from shares issued to shareholders due to reinvestment of distributions	92,459,880	160,214,162	68,325,902	143,553,431
	1,298,887,755	3,416,996,014	1,528,027,562	4,232,003,451
Cost of shares redeemed	(643,292,855)	(1,481,377,443)	(1,232,844,603)	(2,797,262,006)
Net increase (decrease) in net assets from Fund share transactions	655,594,900	1,935,618,571	295,182,959	1,434,741,445
Net increase (decrease) in net assets	717,975,745	2,257,170,509	324,680,684	1,722,364,177
Net assets at the beginning of period	7,857,586,659	5,600,416,150	10,352,561,413	8,630,197,236
Net assets at the end of period	$8,575,562,404	$ 7,857,586,659	$10,677,242,097	$10,352,561,413

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

See accompanying notes to financial statements.

Statement of Changes in Net Assets (continued)
	Limited Term		Short Term
	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21	Unaudited Six Months Ended 9/30/21	Year Ended 3/31/21
Operations
Net investment income (loss)	$ 52,679,761	$ 101,247,978	$ 5,025,747	$ 9,084,832
Net realized gain (loss) from:
Investments	373,720	(3,800,073)	47,367	2,678
Futures contracts	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	17,206,761	193,411,331	(3,064,922)	12,703,499
Futures contracts	—	—	—	—
Net increase (decrease) in net assets from operations	70,260,242	290,859,236	2,008,192	21,791,009
Distributions to Shareholders
Dividends:
Class A Shares	(9,097,840)	(23,285,932)	(1,429,257)	(3,972,567)
Class C Shares	(141,202)	(798,670)	(6,846)	(104,616)
Class C2 Shares(1)	(15,191)	(901,317)	(2,454)	(38,822)
Class R6 Shares	—	—	—	—
Class I Shares	(43,150,260)	(97,064,632)	(2,740,956)	(7,146,886)
Return of capital:
Class A Shares	—	(1,633,980)	—	—
Class C Shares	—	(56,043)	—	—
Class C2 Shares	—	(63,246)	—	—
Class R6 Shares	—	—	—	—
Class I Shares	—	(6,810,971)	—	—
Decrease in net assets from distributions to shareholders	(52,404,493)	(130,614,791)	(4,179,513)	(11,262,891)
Fund Share Transactions
Fund reorganization	—	—	—	—
Proceeds from sale of shares	1,739,113,293	3,650,856,595	205,209,049	437,620,628
Proceeds from shares issued to shareholders due to reinvestment of distributions	38,502,634	93,391,623	2,858,259	7,853,315
	1,777,615,927	3,744,248,218	208,067,308	445,473,943
Cost of shares redeemed	(886,075,388)	(1,912,177,897)	(145,253,166)	(360,588,985)
Net increase (decrease) in net assets from Fund share transactions	891,540,539	1,832,070,321	62,814,142	84,884,958
Net increase (decrease) in net assets	909,396,288	1,992,314,766	60,642,821	95,413,076
Net assets at the beginning of period	7,871,776,139	5,879,461,373	817,164,106	721,751,030
Net assets at the end of period	$8,781,172,427	$ 7,871,776,139	$ 877,806,927	$ 817,164,106

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
See accompanying notes to financial statements.

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Financial Highlights
All-American
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/88)
March 31, 2022(e)	$12.09	$0.17	$ 0.11	$ 0.28	$(0.17)	$ —	$(0.17)	$12.20
March 31, 2021	11.49	0.35	0.62	0.97	(0.37)	—	(0.37)	12.09
March 31, 2020	11.60	0.36	(0.07)	0.29	(0.40)	—	(0.40)	11.49
March 31, 2019	11.44	0.42	0.15	0.57	(0.41)	—	(0.41)	11.60
March 31, 2018	11.34	0.43	0.10	0.53	(0.43)	—	(0.43)	11.44
March 31, 2017(f)	11.80	0.39	(0.46)	(0.07)	(0.39)	—	(0.39)	11.34
April 30, 2016	11.57	0.43	0.23	0.66	(0.43)	—	(0.43)	11.80
Class C (2/14)
March 31, 2022(e)	12.09	0.12	0.11	0.23	(0.12)	—	(0.12)	12.20
March 31, 2021	11.48	0.26	0.62	0.88	(0.27)	—	(0.27)	12.09
March 31, 2020	11.60	0.27	(0.09)	0.18	(0.30)	—	(0.30)	11.48
March 31, 2019	11.44	0.33	0.15	0.48	(0.32)	—	(0.32)	11.60
March 31, 2018	11.35	0.33	0.10	0.43	(0.34)	—	(0.34)	11.44
March 31, 2017(f)	11.80	0.31	(0.46)	(0.15)	(0.30)	—	(0.30)	11.35
April 30, 2016	11.58	0.33	0.23	0.56	(0.34)	—	(0.34)	11.80
Class R6 (6/16)
March 31, 2022(e)	12.16	0.19	0.11	0.30	(0.19)	—	(0.19)	12.27
March 31, 2021	11.55	0.38	0.62	1.00	(0.39)	—	(0.39)	12.16
March 31, 2020	11.66	0.38	(0.06)	0.32	(0.43)	—	(0.43)	11.55
March 31, 2019	11.49	0.45	0.15	0.60	(0.43)	—	(0.43)	11.66
March 31, 2018	11.39	0.46	0.09	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(g)	12.09	0.34	(0.71)	(0.37)	(0.33)	—	(0.33)	11.39
Class I (2/97)
March 31, 2022(e)	12.14	0.18	0.12	0.30	(0.19)	—	(0.19)	12.25
March 31, 2021	11.54	0.38	0.61	0.99	(0.39)	—	(0.39)	12.14
March 31, 2020	11.65	0.38	(0.07)	0.31	(0.42)	—	(0.42)	11.54
March 31, 2019	11.49	0.44	0.15	0.59	(0.43)	—	(0.43)	11.65
March 31, 2018	11.39	0.45	0.10	0.55	(0.45)	—	(0.45)	11.49
March 31, 2017(f)	11.85	0.41	(0.46)	(0.05)	(0.41)	—	(0.41)	11.39
April 30, 2016	11.62	0.45	0.24	0.69	(0.46)	—	(0.46)	11.85

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.33%	$3,436,166	0.69%*	0.64%*	2.76%*	6%
8.51	3,154,428	0.69	0.66	2.98	19
2.41	2,255,358	0.70	0.67	3.10	14
5.11	1,554,833	0.73	0.69	3.68	29
4.66	1,325,011	0.72	0.69	3.69	14
(0.66)	1,136,311	0.73*	0.70*	3.66*	24
5.85	1,170,705	0.70	0.70	3.68	13

1.93	306,067	1.49*	1.44*	1.96*	6
7.73	293,333	1.49	1.46	2.18	19
1.52	244,369	1.50	1.47	2.31	14
4.29	195,053	1.53	1.49	2.88	29
3.76	186,999	1.52	1.49	2.89	14
(1.38)	163,496	1.52*	1.49*	2.87*	24
5.04	116,024	1.50	1.50	2.86	13

2.44	151,733	0.46*	0.41*	2.98*	6
8.79	114,355	0.45	0.42	3.19	19
2.65	41,526	0.47	0.44	3.29	14
5.40	12,469	0.49	0.45	3.90	29
4.86	6,725	0.48	0.45	3.94	14
(3.04)	6,674	0.49*	0.46*	3.95*	24

2.42	4,681,597	0.49*	0.44*	2.96*	6
8.69	4,281,209	0.49	0.45	3.17	19
2.60	2,964,458	0.50	0.47	3.31	14
5.31	2,168,129	0.53	0.49	3.88	29
4.86	1,979,364	0.52	0.49	3.89	14
(0.47)	1,654,217	0.53*	0.50*	3.86*	24
6.05	1,417,738	0.50	0.50	3.88	13
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
(g)	For the period June 30, 2016 (commencement of operations) through March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Intermediate Duration
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (6/95)
March 31, 2022(f)	$9.57	$0.09	$ 0.03	$ 0.12	$(0.09)	$ —	$(0.09)	$9.60
March 31, 2021	9.26	0.20	0.33	0.53	(0.22)	—	(0.22)	9.57
March 31, 2020	9.29	0.23	(0.02)	0.21	(0.24)	—	(0.24)	9.26
March 31, 2019	9.07	0.26	0.21	0.47	(0.25)	—	(0.25)	9.29
March 31, 2018	9.03	0.27	0.02	0.29	(0.25)	—	(0.25)	9.07
March 31, 2017(g)	9.40	0.23	(0.36)	(0.13)	(0.23)	(0.01)	(0.24)	9.03
April 30, 2016	9.22	0.26	0.18	0.44	(0.26)	—	(0.26)	9.40
Class C (2/14)
March 31, 2022(f)	9.57	0.05	0.03	0.08	(0.05)	—	(0.05)	9.60
March 31, 2021	9.26	0.13	0.32	0.45	(0.14)	—	(0.14)	9.57
March 31, 2020	9.29	0.16	(0.02)	0.14	(0.17)	—	(0.17)	9.26
March 31, 2019	9.08	0.19	0.20	0.39	(0.18)	—	(0.18)	9.29
March 31, 2018	9.03	0.19	0.04	0.23	(0.18)	—	(0.18)	9.08
March 31, 2017(g)	9.40	0.16	(0.35)	(0.19)	(0.17)	(0.01)	(0.18)	9.03
April 30, 2016	9.23	0.18	0.18	0.36	(0.19)	—	(0.19)	9.40
Class I (11/76)
March 31, 2022(f)	9.60	0.10	0.03	0.13	(0.10)	—	(0.10)	9.63
March 31, 2021	9.29	0.22	0.33	0.55	(0.24)	—	(0.24)	9.60
March 31, 2020	9.31	0.25	(0.01)	0.24	(0.26)	—	(0.26)	9.29
March 31, 2019	9.10	0.28	0.20	0.48	(0.27)	—	(0.27)	9.31
March 31, 2018	9.05	0.29	0.03	0.32	(0.27)	—	(0.27)	9.10
March 31, 2017(g)	9.42	0.25	(0.36)	(0.11)	(0.25)	(0.01)	(0.26)	9.05
April 30, 2016	9.25	0.28	0.17	0.45	(0.28)	—	(0.28)	9.42

	Ratios/Supplemental Data
		Ratios to Average Net Assets (c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

1.27%	$1,023,217	0.63%*	0.63%*	1.87%*	13%
5.79	967,315	0.64	0.64	2.12	18
2.28	768,267	0.65	0.65	2.45	22
5.29	603,262	0.67	0.67	2.86	15
3.25	525,754	0.68	0.68	2.90	18
(1.40)	505,589	0.69*	0.69*	2.70*	24
4.83	1,076,822	0.68	0.68	2.77	18

0.87	64,112	1.43*	1.43*	1.07*	13
4.93	65,566	1.44	1.44	1.33	18
1.48	59,004	1.45	1.45	1.65	22
4.35	48,182	1.47	1.47	2.06	15
2.56	46,897	1.48	1.48	2.11	18
(2.10)	45,483	1.49*	1.49*	1.91*	24
3.91	35,070	1.48	1.48	1.99	18

1.36	9,589,912	0.43*	0.43*	2.07*	13
5.97	9,315,167	0.44	0.44	2.32	18
2.58	7,775,550	0.45	0.45	2.65	22
5.37	6,138,037	0.47	0.47	3.06	15
3.56	4,782,475	0.48	0.48	3.11	18
(1.22)	4,485,912	0.49*	0.49*	2.91*	24
4.91	3,979,824	0.49	0.49	3.02	18

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other Transactions with Affiliates for more information.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended September 30, 2021.
(g)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Limited Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Ending NAV
Class A (10/87)
March 31, 2022(f)	$11.32	$0.06	$ 0.03	$ 0.09	$(0.06)	$ —	$ —	$(0.06)	$11.35
March 31, 2021	11.02	0.15	0.35	0.50	(0.19)	—	(0.01)	(0.20)	11.32
March 31, 2020	11.08	0.22	(0.06)	0.16	(0.22)	—	—	(0.22)	11.02
March 31, 2019	10.83	0.23	0.23	0.46	(0.21)	—	—	(0.21)	11.08
March 31, 2018	10.88	0.21	(0.06)	0.15	(0.20)	—	—	(0.20)	10.83
March 31, 2017(g)	11.17	0.17	(0.28)	(0.11)	(0.18)	—	—	(0.18)	10.88
April 30, 2016	11.10	0.20	0.08	0.28	(0.21)	—	—	(0.21)	11.17
Class C (2/14)
March 31, 2022(f)	11.27	0.02	0.04	0.06	(0.02)	—	—	(0.02)	11.31
March 31, 2021	10.98	0.06	0.34	0.40	(0.10)	—	(0.01)	(0.11)	11.27
March 31, 2020	11.04	0.13	(0.06)	0.07	(0.13)	—	—	(0.13)	10.98
March 31, 2019	10.78	0.14	0.24	0.38	(0.12)	—	—	(0.12)	11.04
March 31, 2018	10.83	0.12	(0.06)	0.06	(0.11)	—	—	(0.11)	10.78
March 31, 2017(g)	11.12	0.09	(0.28)	(0.19)	(0.10)	—	—	(0.10)	10.83
April 30, 2016	11.06	0.12	0.07	0.19	(0.13)	—	—	(0.13)	11.12
Class I (2/97)
March 31, 2022(f)	11.28	0.08	0.03	0.11	(0.08)	—	—	(0.08)	11.31
March 31, 2021	10.98	0.17	0.35	0.52	(0.21)	—	(0.01)	(0.22)	11.28
March 31, 2020	11.04	0.24	(0.06)	0.18	(0.24)	—	—	(0.24)	10.98
March 31, 2019	10.79	0.25	0.23	0.48	(0.23)	—	—	(0.23)	11.04
March 31, 2018	10.83	0.23	(0.05)	0.18	(0.22)	—	—	(0.22)	10.79
March 31, 2017(g)	11.12	0.19	(0.28)	(0.09)	(0.20)	—	—	(0.20)	10.83
April 30, 2016	11.05	0.23	0.06	0.29	(0.22)	—	—	(0.22)	11.12

		Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)

0.83%	$1,659,067	0.60%*	0.60%*	1.13%*	0.60%*	0.60%*	1.13%*	13%
4.55	1,597,780	0.61	0.61	1.31	0.61	0.61	1.31	18
1.43	1,236,659	0.62	0.61	1.97	0.62	0.61	1.97	22
4.27	1,015,540	0.63	0.63	2.07	0.63	0.63	2.07	27
1.36	998,226	0.62	0.62	1.92	0.62	0.62	1.92	21
(0.99)	1,094,434	0.63*	0.63*	1.72*	0.63*	0.63*	1.72*	26
2.50	1,208,642	0.63	0.63	1.84	0.63	0.63	1.84	20

0.52	83,717	1.40*	1.40*	0.33*	1.40*	1.40*	0.33*	13
3.64	88,543	1.41	1.41	0.53	1.41	1.41	0.53	18
0.62	88,648	1.42	1.41	1.17	1.42	1.41	1.17	22
3.52	83,991	1.43	1.43	1.27	1.43	1.43	1.27	27
0.53	93,327	1.42	1.42	1.12	1.42	1.42	1.12	21
(1.74)	112,035	1.43*	1.43*	0.92*	1.43*	1.43*	0.92*	26
1.71	90,330	1.43	1.43	1.04	1.36	1.36	1.11	20

0.94	7,038,388	0.40*	0.40*	1.33*	0.40*	0.40*	1.33*	13
4.76	6,172,134	0.41	0.41	1.51	0.41	0.41	1.51	18
1.63	4,447,770	0.42	0.41	2.17	0.42	0.41	2.17	22
4.46	4,014,613	0.43	0.43	2.27	0.43	0.43	2.27	27
1.62	3,225,826	0.42	0.42	2.12	0.42	0.42	2.12	21
(0.85)	3,012,577	0.43*	0.43*	1.92*	0.43*	0.43*	1.92*	26
2.68	2,744,568	0.43	0.43	2.04	0.43	0.43	2.04	20

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal year ended April 30, 2016, the Adviser agreed to waive 0.25% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	The expense ratios reflect, among other things, the interest expense and fees paid on borrowings, as described in Note 9 – Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	Unaudited. For the six months ended September 30, 2021.
(g)	For the eleven months ended March 31, 2017.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Short Term
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date)	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (10/02)
March 31, 2022(e)	$10.18	$0.05	$(0.03)	$ 0.02	$ (0.05)	$ —	$(0.05)	$10.15
March 31, 2021	10.03	0.11	0.18	0.29	(0.14)	—	(0.14)	10.18
March 31, 2020	10.09	0.16	(0.06)	0.10	(0.16)	—	(0.16)	10.03
March 31, 2019	9.98	0.14	0.10	0.24	(0.13)	—	(0.13)	10.09
March 31, 2018	10.04	0.11	(0.07)	0.04	(0.10)	—	(0.10)	9.98
March 31, 2017(f)	10.12	0.09	(0.08)	0.01	(0.09)	—	(0.09)	10.04
April 30, 2016	10.11	0.10	—**	0.10	(0.09)	—	(0.09)	10.12
Class C (2/14)
March 31, 2022(e)	10.15	0.01	(0.04)	(0.03)	( —)	—	—	10.12
March 31, 2021	10.00	0.03	0.18	0.21	(0.06)	—	(0.06)	10.15
March 31, 2020	10.06	0.08	(0.06)	0.02	(0.08)	—	(0.08)	10.00
March 31, 2019	9.96	0.06	0.09	0.15	(0.05)	—	(0.05)	10.06
March 31, 2018	10.02	0.03	(0.07)	(0.04)	(0.02)	—	(0.02)	9.96
March 31, 2017(f)	10.11	0.02	(0.09)	(0.07)	(0.02)	—	(0.02)	10.02
April 30, 2016	10.10	0.03	0.01	0.04	(0.03)	—	(0.03)	10.11
Class I (10/02)
March 31, 2022(e)	10.19	0.06	(0.03)	0.03	(0.05)	—	(0.05)	10.17
March 31, 2021	10.04	0.13	0.18	0.31	(0.16)	—	(0.16)	10.19
March 31, 2020	10.10	0.18	(0.06)	0.12	(0.18)	—	(0.18)	10.04
March 31, 2019	9.99	0.16	0.10	0.26	(0.15)	—	(0.15)	10.10
March 31, 2018	10.04	0.13	(0.06)	0.07	(0.12)	—	(0.12)	9.99
March 31, 2017(f)	10.13	0.11	(0.10)	0.01	(0.10)	—	(0.10)	10.04
April 30, 2016	10.11	0.12	0.01	0.13	(0.11)	—	(0.11)	10.13

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement		Ratios to Average Net Assets After Waiver/Reimbursement(c)
Total Return(b)	Ending Net Assets (000)	Expenses	Net Investment Income (Loss)	Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

0.15%	$320,190	0.68%*	1.06%*	0.68%*	1.06%*	17%
2.90	329,109	0.68	1.08	0.68	1.08	38
0.96	259,148	0.69	1.57	0.69	1.57	37
2.42	156,526	0.72	1.44	0.72	1.44	45
0.41	168,828	0.72	1.09	0.72	1.09	28
0.08	187,573	0.71*	0.97*	0.71*	0.97*	44
1.01	174,484	0.71	0.97	0.71	0.97	24

(0.25)	13,372	1.48*	0.26*	1.48*	0.26*	17
2.08	16,519	1.48	0.29	1.48	0.29	38
0.16	17,781	1.49	0.77	1.49	0.77	37
1.53	6,879	1.52	0.64	1.52	0.64	45
(0.37)	8,193	1.52	0.29	1.52	0.29	28
(0.73)	10,069	1.51*	0.17*	1.51*	0.17*	44
0.41	6,971	1.51	0.17	1.38	0.30	24

0.33	544,244	0.48*	1.26*	0.48*	1.26*	17
3.10	469,157	0.48	1.28	0.48	1.28	38
1.16	440,687	0.49	1.77	0.49	1.77	37
2.62	433,253	0.52	1.64	0.52	1.64	45
0.69	401,052	0.51	1.29	0.51	1.29	28
0.14	430,038	0.51*	1.17*	0.51*	1.17*	44
1.29	454,620	0.51	1.16	0.51	1.16	24

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. During the fiscal year ended April 30, 2016, the Adviser agreed to waive 0.45% of the 12b-1 distribution and/or service fees for Class C Shares through August 31, 2015. After August 31, 2015, the Adviser is no longer waiving fees or reimbursing expenses for Class C Shares.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)	Unaudited. For the six months ended September 30, 2021.
(f)	For the eleven months ended March 31, 2017.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
Nuveen Municipal Trust and Nuveen Investment Funds, Inc. (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940, (the "1940 Act"), as amended. Nuveen Municipal Trust is comprised of Nuveen All-American Municipal Bond Fund (“All-American”), Nuveen Intermediate Duration Municipal Bond Fund (“Intermediate Duration”) and Nuveen Limited Term Municipal Bond Fund (“Limited Term”), among others, and Nuveen Investment Funds, Inc. is comprised of Nuveen Short Term Municipal Bond Fund (“Short Term”), among others, (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Municipal Trust was organized as a Massachusetts business trust on July 1, 1996. Nuveen Investment Funds, Inc. was incorporated in the State of Maryland on August 20, 1987. The Funds, were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is September 30, 2021, and the period covered by these Notes to Financial Statements is the six-months ended September 30, 2021 (the "current fiscal period”).
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $250,000 or more are sold at net asset value (''NAV'') without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% (0.70% for Limited Term and Short Term) if redeemed within eighteen months (twelve months for Short Term) of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years (ten years prior to March 1, 2021) after purchase. Class R6 Shares and Class I Shares are sold without an up-front sale charge. The Funds issued Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment but Class C2 Shares were not available for new accounts or for additional investment into existing accounts. Class C2 Shares were subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C2 Shares converted to Class A Shares after the close of business on June 4, 2021.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds' normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation
Neither Trust pays compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the each Trust from the Adviser or its affiliates. The Funds' Board of Director/Trustees (the ''Board'') has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under each Trust’s organizational documents, its officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of dividend income, which is recorded on the ex-dividend date. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Investment Income, is also comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and the amortization of premium for financial reporting purposes. Investment Income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative settled shares.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivative Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds' investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.

Notes to Financial Statements (Unaudited) (continued)
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3.  Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:

All-American	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$9,395,223,272	$8,689,771**	$9,403,913,043
Common Stocks	—	28,926,188***	—	28,926,188
Corporate Bonds	—	45,702	—	45,702
Short-Term Investments*:
Municipal Bonds	—	27,666,904	—	27,666,904
Total	$ —	$9,451,862,066	$8,689,771	$9,460,551,837

Intermediate Duration	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$10,312,670,794	$ —	$10,312,670,794
Common Stocks	—	107,203,302***	—	107,203,302
Asset-Backed Securities	—	8,456,621	—	8,456,621
Short-Term Investments*:
Municipal Bonds	—	208,846,639	—	208,846,639
Total	$ —	$10,637,177,356	$ —	$10,637,177,356

Limited Term	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$8,434,819,191	$ —	$8,434,819,191
Common Stocks	—	113,152,698***	—	113,152,698
Short-Term Investments*:
Municipal Bonds	—	216,012,169	—	216,012,169
Total	$ —	$8,763,984,058	$ —	$8,763,984,058

Short Term	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$813,988,099	$ —	$813,988,099
Common Stocks	—	890,931***	—	890,931
Short-Term Investments*:
Municipal Bonds	—	45,945,240	—	45,945,240
Total	$ —	$860,824,270	$ —	$860,824,270

*	Refer to the Fund's Portfolio of Investments for state and or/industry classifications, where applicable.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
***	Refer to the Fund's Portfolio of Investments for securities classified as Level 2.
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds' liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 - Portfolio Securities and Investments in Derivatives.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater

Notes to Financial Statements (Unaudited) (continued)
will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	All-American	Intermediate Duration	Limited Term	Short Term
Floating rate obligations: self-deposited Inverse Floaters	$936,496,000	$ —	$ —	$ —
Floating rate obligations: externally-deposited Inverse Floaters	7,500,000	—	—	—
Total	$943,996,000	$ —	$ —	$ —
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	All-American	Intermediate Duration	Limited Term	Short Term
Average floating rate obligations outstanding	$553,246,447	$ —	$ —	$ —
Average annual interest rate and fees	0.71%	—%	—%	—%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the

Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	All-American	Intermediate Duration	Limited Term	Short Term
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$936,496,000	$ —	$ —	$ —
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	7,500,000	—	—	—
Total	$943,996,000	$ —	$ —	$ —
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Purchases	$1,705,586,952	$1,774,412,023	$2,141,836,507	$196,503,155
Sales and maturities	485,177,991	1,325,843,338	1,046,934,854	138,562,134
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty

Notes to Financial Statements (Unaudited) (continued)
credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 9/30/21		Year Ended 3/31/21
All-American	Shares	Amount	Shares	Amount
Shares issued in the Reorganization:
Class A	—	$ —	19,156,801	$ 233,188,419
Class C	—	—	1,274,834	15,515,776
Class C2	—	—	802,614	9,776,220
Class R6	—	—	—	—
Class I	—	—	8,366,710	102,294,402
Shares sold:
Class A	35,293,067	435,703,634	80,857,717	962,165,430
Class A – automatic conversion of Class C Shares	9,068	109,816	1,251	15,083
Class A – automatic conversion of Class C2 Shares	596,057	7,361,302	51,474	553,514
Class C	2,747,974	33,929,882	6,255,688	74,146,100
Class C2(1)	—	—	101,075	1,163,037
Class R6	3,624,728	45,054,805	6,843,048	81,553,997
Class I	55,184,685	684,268,436	149,187,998	1,776,409,874
Shares issued to shareholders due to reinvestment of distributions:
Class A	3,356,133	41,377,237	5,962,370	70,900,096
Class C	216,989	2,675,331	435,678	5,176,284
Class C2(1)	2,645	32,476	126,220	1,495,069
Class R6	136,193	1,688,386	179,326	2,148,951
Class I	3,769,465	46,686,450	6,737,075	80,493,762
	104,937,004	1,298,887,755	286,339,879	3,416,996,014
Shares redeemed:
Class A	(18,466,292)	(227,710,741)	(41,478,513)	(492,570,402)
Class C	(2,125,298)	(26,233,973)	(4,979,389)	(59,143,807)
Class C – automatic conversion to Class A Shares	(9,076)	(109,816)	(1,251)	(15,083)
Class C2(1)	(585,597)	(7,119,866)	(8,040,319)	(96,290,818)
Class C2 – automatic conversion to Class A Shares	(595,575)	(7,361,302)	(51,445)	(553,514)
Class R6	(797,153)	(9,886,794)	(1,212,137)	(14,402,426)
Class I	(29,435,225)	(364,870,363)	(68,735,963)	(818,401,393)
	(52,014,216)	(643,292,855)	(124,499,017)	(1,481,377,443)
Net increase (decrease)	52,922,788	$ 655,594,900	161,840,862	$ 1,935,618,571

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 9/30/21		Year Ended 3/31/21
Intermediate Duration	Shares	Amount	Shares	Amount
Shares sold:
Class A	11,549,580	$ 111,575,882	35,164,259	$ 334,214,277
Class A – automatic conversion of Class C Shares	1,531	14,651	—	—
Class A – automatic conversion of Class C2 Shares	320,293	3,094,027	9,288	88,875
Class C	452,221	4,370,661	1,834,474	17,416,988
Class C2(1)	—	—	26,844	248,467
Class I	138,297,190	1,340,646,439	391,905,516	3,736,481,413
Shares issued to shareholders due to reinvestment of distributions:
Class A	860,654	8,307,387	1,853,124	17,600,656
Class C	32,398	312,743	87,295	829,012
Class C2(1)	904	8,724	29,643	281,149
Class I	6,164,792	59,697,048	13,106,058	124,842,614
	157,679,563	1,528,027,562	444,016,501	4,232,003,451
Shares redeemed:
Class A	(7,221,870)	(69,784,255)	(18,847,871)	(178,179,006)
Class C	(656,059)	(6,341,010)	(1,439,241)	(13,705,337)
Class C – automatic conversion to Class A Shares	(1,531)	(14,651)	—	—
Class C2(1)	(152,341)	(1,464,237)	(2,529,545)	(24,100,139)
Class C2 – automatic conversion to Class A Shares	(319,631)	(3,094,027)	(9,279)	(88,875)
Class I	(119,048,568)	(1,152,146,423)	(271,273,353)	(2,581,188,649)
	(127,400,000)	(1,232,844,603)	(294,099,289)	(2,797,262,006)
Net increase (decrease)	30,279,563	$ 295,182,959	149,917,212	$ 1,434,741,445

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

	Six Months Ended 9/30/21		Year Ended 3/31/21
Limited Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	17,246,549	$ 196,414,388	55,768,308	$ 629,547,049
Class A – automatic conversion of Class C Shares	2,710	30,682	—	—
Class A – automatic conversion of Class C2 Shares	764,353	8,705,985	14,017	156,753
Class C	530,876	6,023,129	2,147,651	24,113,490
Class C2(1)	—	—	76,506	853,769
Class I	134,548,043	1,527,939,109	266,161,183	2,996,185,534
Shares issued to shareholders due to reinvestment of distributions:
Class A	684,947	7,797,779	1,886,015	21,274,142
Class C	11,384	129,083	67,316	755,877
Class C2(1)	1,198	13,594	74,163	833,440
Class I	2,694,052	30,562,178	6,272,038	70,528,164
	156,484,112	1,777,615,927	332,467,197	3,744,248,218
Shares redeemed:
Class A	(13,704,012)	(156,100,802)	(28,738,940)	(324,032,936)
Class C	(988,321)	(11,216,808)	(2,438,142)	(27,402,645)
Class C – automatic conversion to Class A Shares	(2,720)	(30,682)	—	—
Class C2(1)	(414,299)	(4,688,236)	(8,633,539)	(97,243,821)
Class C2 – automatic conversion to Class A Shares	(765,698)	(8,705,985)	(14,047)	(156,753)
Class I	(62,175,274)	(705,332,875)	(130,316,209)	(1,463,341,742)
	(78,050,324)	(886,075,388)	(170,140,877)	(1,912,177,897)
Net increase (decrease)	78,433,788	$ 891,540,539	162,326,320	$ 1,832,070,321

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 9/30/21		Year Ended 3/31/21
Short Term	Shares	Amount	Shares	Amount
Shares sold:
Class A	5,008,975	$ 51,058,201	18,840,097	$ 191,469,723
Class A – automatic conversion of Class C Shares	44	450	95	966
Class A – automatic conversion of Class C2 Shares	193,245	1,969,164	—	—
Class C	72,790	740,352	727,083	7,341,666
Class C2(1)	—	—	10,401	106,200
Class I	14,832,461	151,440,882	23,436,658	238,702,073
Shares issued to shareholders due to reinvestment of distributions:
Class A	122,345	1,246,347	345,306	3,512,754
Class C	620	6,301	9,008	91,319
Class C2(1)	207	2,103	3,672	37,307
Class I	157,205	1,603,508	413,626	4,211,935
	20,387,892	208,067,308	43,785,946	445,473,943
Shares redeemed:
Class A	(6,125,665)	(62,445,436)	(12,689,372)	(128,787,234)
Class C	(380,174)	(3,865,447)	(886,343)	(8,994,213)
Class C – automatic conversion to Class A Shares	(44)	(450)	(95)	(966)
Class C2(1)	(40,970)	(416,944)	(192,804)	(1,961,543)
Class C2 – automatic conversion to Class A Shares	(193,245)	(1,969,164)	—	—
Class I	(7,501,110)	(76,555,725)	(21,700,953)	(220,845,029)
	(14,241,208)	(145,253,166)	(35,469,567)	(360,588,985)
Net increase (decrease)	6,146,684	$ 62,814,142	8,316,379	$ 84,884,958

(1)	Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund's investment portfolio, as determined on a federal income tax basis, as of September 30, 2021.
	All-American	Intermediate Duration	Limited Term	Short Term
Tax cost of investments	$7,929,430,647	$10,110,252,103	$8,509,203,716	$849,742,855
Gross unrealized:
Appreciation	$ 638,046,547	$ 558,404,523	$ 268,268,022	$ 11,627,358
Depreciation	(43,417,470)	(31,479,270)	(13,487,680)	(545,943)
Net unrealized appreciation (depreciation) of investments	$ 594,629,077	$ 526,925,253	$ 254,780,342	$ 11,081,415
Permanent differences, primarily due to taxable market discount, distressed PIK bond adjustments, reorganization adjustments, investments in partnerships and paydowns, resulted in reclassifications among the Funds’ components of net assets as of March 31, 2021, the Funds' last tax year end.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of March 31, 2021, the Funds’ last tax year end, were as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Undistributed net tax-exempt income[1]	$4,286,656	$6,131,535	$ —	$727,271
Undistributed net ordinary income[2]	8,724	361,014	—	4,265
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period March 1, 2021 through March 31, 2021, and paid on April 1, 2021.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended March 31, 2021 was designated for purposes of the dividends paid deduction as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Distributions from net tax-exempt income	$208,157,487	$228,713,922	$120,299,298	$11,261,554
Distributions from net ordinary income[2]	2,175,775	3,747,666	1,751,253	1,337
Distributions from net long-term capital gains	—	—	—	—
Return of capital	—	—	8,564,240	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of March 31, 2021, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	All-American [3]	Intermediate Duration	Limited Term	Short Term
Not subject to expiration:
Short-term	$102,817,784	$27,437,567	$15,618,089	$ 236,159
Long-term	18,303,419	—	15,649,886	1,034,201
Total	$121,121,203	$27,437,567	$31,267,975	$1,270,360

[3]	A portion of All-American's capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.
During the Funds’ last tax year ended March 31, 2021, Short Term utilized $583 of its capital loss carryforward.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	All- American	Intermediate Duration	Limited Term	Short Term
For the first $125 million	0.3000%	0.3000%	0.2500%	0.2500%
For the next $125 million	0.2875	0.2875	0.2375	0.2375
For the next $250 million	0.2750	0.2750	0.2250	0.2250
For the next $500 million	0.2625	0.2625	0.2125	0.2125
For the next $1 billion	0.2500	0.2500	0.2000	0.2000
For the next $3 billion	0.2250	0.2250	0.1750	0.1750
For the next $5 billion	0.2000	0.2000	0.1500	0.1500
For net assets of $10 billion and greater	0.1875	0.1875	0.1375	0.1375
The annual complex-level fee, payable monthly, for each Fund is determined by taking the complex-level fee rate, which is based on the aggregate amount of “eligible assets” of all Nuveen funds as set forth in the schedule below, and for All-American, Intermediate Duration and Short Term,

Notes to Financial Statements (Unaudited) (continued)
making, as appropriate, an upward adjustment to that rate based upon the percentage of the fund’s assets that are not “eligible assets.” The complex level fee schedule for each Fund is as follows:
Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of September 30, 2021, the complex-level fee for each Fund was as follows:
Fund	Complex-Level Fee
All-American	0.1558%
Intermediate Duration	0.1565%
Limited Term	0.1536%
Short Term	0.1684%
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Fund so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitation may be terminated or modified only with the approval of shareholders of the Fund.
Fund	Temporary Expense Cap	Temporary Expense Cap Expiration Date	Permanent Expense Cap
Intermediate Duration	N/A	N/A	0.75%
N/A - Not applicable.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class C2 Shares incurred a 0.55% (0.35% for Limited Term and Short Term) annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the following Funds engaged in inter-fund trades pursuant to these procedures as follows:
Cross-Trades	Intermediate Duration	Limited Term	Short Term
Purchases	$18,865,000	$ 8,065,258	$20,874,990
Sales	—	15,865,000	5,874,990
Realized gain (loss)	—	—	—
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Sales charges collected	$3,754,578	$873,673	$915,567	$227,893
Paid to financial intermediaries	3,664,991	851,286	894,813	224,302
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
Commission advances	$3,413,915	$819,947	$858,871	$218,888
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
12b-1 fees retained	$306,679	$52,957	$74,712	$7,500
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	All-American	Intermediate Duration	Limited Term	Short Term
CDSC retained	$150,847	$47,977	$123,035	$33,359
8.  Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are each described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.

Notes to Financial Statements (Unaudited) (continued)
9.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.635 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2022 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Prior to June 23, 2021, the drawn interest rate was equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increase of the $230 million commitment amount during the reporting period. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was a follows:
	All- American	Intermediate Duration	Limited Term
Maximum outstanding balance	$45,000,000	$82,500,000	$30,200,000
During each Fund's utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
	All- American	Intermediate Duration	Limited Term
Utilization period (days outstanding)	9	1	2
Average daily balance outstanding	$25,333,333	$82,500,000	$21,550,000
Average annual interest rate	1.32%	1.34%	1.32%
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities, where applicable.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request by calling Nuveen toll-free at (800) 257-8787 or Nuveen's website at www.nuveen.com and (ii) a description of the policies and procedures that each Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper General & Insured Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper General & Insured Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Lipper Short-Intermediate Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short-Intermediate Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Short Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Short Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
S&P Municipal Bond Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 3 and 14.999 years. Index returns assume reinvestment of distributions but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short Index: An unleveraged, market value-weighted index containing all of the bonds in the S&P Municipal Bond Index with maturities between 6 months and 3.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Short-Intermediate Index: An unleveraged, market value-weighted index containing all bonds in the S&P Municipal Bond Index that mature between 1 and 7.999 years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management Agreement Approval Process
(Unaudited)
At a meeting held on May 25-27, 2021 (the “May Meeting”), the Board of Trustees or Directors, as applicable (the “Board” and each Trustee or Director, a “Board Member”) of the Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund. Although the 1940 Act requires that continuances of the Advisory Agreements (as defined below) be approved by the in-person vote of a majority of the Independent Board Members, the May Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and governmental restrictions on gatherings. The May Meeting was held virtually in reliance on certain exemptive relief the Securities and Exchange Commission provided to registered investment companies providing temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in light of these challenges.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.” Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to its annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the funds; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and portfolio teams, when feasible.
In addition, in connection with the annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its annual consideration of the renewal of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2020 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued during the year for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements. Accordingly, on April 21-22, 2021 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting. The Board reviewed fund performance throughout the year and in its review, the Board recognized the volatile market conditions that occurred in early 2020 arising, in part, from the public health crisis caused by the novel coronavirus known as COVID-19 and the resulting impact on a fund’s performance for 2020 and thereafter. Accordingly, the Board considered performance data measured over various periods of time as summarized in more detail below.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.

The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided throughout the year and at the April and May Meetings, and each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process. The following summarizes the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements as well as the Board’s conclusions.
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory and other developments. The Board accordingly considered the extensive resources, tools and capabilities available to the Adviser to operate and manage the Nuveen funds. With respect to the Adviser, as a general matter, some of these services it and its affiliates provide to the Nuveen funds include, but are not limited to: product management (such as setting dividends, analyzing fund expenses, providing competitive analysis, and providing due diligence support); investment oversight, risk management and securities valuation services (such as overseeing and reviewing the various sub-advisers to the Nuveen funds and their investment teams; analyzing fund performance and risk data; overseeing operational and risk management; participating in financial statement, marketing and risk disclosures; providing daily valuation services and developing related valuation policies, procedures and methodologies; periodic testing of audit and regulatory requirements; participating in product development and management processes; participating in leverage management, liquidity monitoring and counterparty credit oversight; providing due diligence and overseeing fund accounting and custody providers; overseeing third party pricing services and periodically assessing investment and liquidity risks); fund administration (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; overseeing the funds’ independent public accountants and other service providers; analyzing products and enhancements; and managing fund budgets and expenses); oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers); Board relations services (such as organizing and administering Board and committee meetings, preparing various reports to the Board and committees and providing other support services); compliance and regulatory oversight services (such as managing compliance policies; monitoring compliance with applicable fund policies and laws and regulations; devising internal compliance programs and a framework to review and assess compliance programs; evaluating the compliance programs of the various sub-advisers to the Nuveen funds and certain other service providers; responding to regulatory requests; and preparing compliance training materials); and legal support and oversight of outside law firms (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies).
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2020 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
•	Centralization of Functions – ongoing initiatives to centralize investment leadership, market approach and shared support functions within Nuveen and its affiliates in seeking to operate more effectively the business and enhance the services to the Nuveen funds;
•	Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; and modifying portfolio management teams for various funds;
•	Investment Team Integrations – continuing to integrate and adjust the members of certain investment teams, in part, to allow greater access to tools and resources within the Nuveen organization and its affiliates;

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•	Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds and facilitate regulatory or logistical changes;
•	Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
•	Compliance Program Initiatives – continuing efforts to mitigate compliance risk, increase operating efficiencies, implement enhancements to strengthen key compliance program elements and support international business growth and other corporate objectives;
•	Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment teams; new products; changes to mandates, policies and benchmarks; and other management proposals;
•	Risk Management and Valuation Services - continuing to oversee and manage risk including, among other things, conducting daily calculations and monitoring of risk measures across the Nuveen funds, instituting appropriate investment risk controls, providing risk reporting throughout the firm, participating in internal oversight committees, and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintains the valuation policies and procedures, facilitates valuation committee meetings, manages relationships with pricing vendors, and prepares relevant valuation reports and designs methods to simplify and enhance valuation workflow within the organization;
•	Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
•	Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
•	Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program designed to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
•	Dividend Management Services – continuing to manage the dividends among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
In its review, the Board recognized that Nuveen’s risk management, compliance, technology and operations capabilities are all integral to providing its investment management services to the Nuveen funds. Further, the Board noted the benefits to shareholders of investing in a Nuveen fund, as each Nuveen fund is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times as occurred in the market in the first half of 2020. The Board recognized the impact of the COVID-19 pandemic during the year and the adaptations required by service providers to continue to deliver their services to the Nuveen funds, including working remotely. In this regard, the Board noted the ability of the Adviser and the various sub-advisers to the Nuveen funds to provide continuously their services notwithstanding the significant disruptions caused by the pandemic. In addition to the services provided by the Adviser, the Board also considered the risks borne by the Adviser and its affiliates in managing the Nuveen funds, including entrepreneurial, operational, reputational, regulatory and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board also considered the structure of investment personnel compensation programs and whether this structure provides appropriate incentives to act in the best interests of the respective Nuveen funds. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2020 as well as performance data periods ending nearer to the May Meeting, including the quarter, one-, three- and five-year periods ending March 31, 2021 and May 14, 2021. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers since 2018 or significant changes, among other things, to their investment strategies or policies since 2019, the Board reviewed certain performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s) (such as differences in the use of leverage) as well as differences in the composition of the Performance Peer Group over time will necessarily contribute to differences in performance results and limit the value of the comparative information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors, including, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board recognized the significant market decline in the early part of 2020 in connection with, among other things, the impact of the COVID-19 pandemic and that such a period of underperformance and market volatility may significantly weigh on the longer term performance results. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board had identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen All-American Municipal Bond Fund (the “All-American Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2020 and ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, the Fund outperformed its benchmark and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2021 and May 14, 2021. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Intermediate Duration Municipal Bond Fund (the “Intermediate Duration Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and first quartile for the three- and five-year periods ended December 31, 2020. In addition, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and first quartile for the three- and five-year periods ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer

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Group for the one-year period, the second quartile for the three-year period and the first quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Limited Term Municipal Bond Fund (the “Limited Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended December 31, 2020 and first quartile for the three-year period ended December 31, 2020. Although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2021 and first quartile of its Performance Peer Group for the three-year period ended March 31, 2021. Further, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the third quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
For Nuveen Short Term Municipal Bond Fund (the “Short Term Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2020, the Fund ranked in the third quartile of its Performance Peer Group for the one-year period ended December 31, 2020 and second quartile for the three- and five-year periods ended December 31, 2020. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2021, the Fund outperformed its benchmark for the one-year period ended March 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-year period ended March 31, 2021 and third quartile for the three- and five-year periods ended March 31, 2021. In addition, for the periods ended May 14, 2021, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods, the Fund outperformed its benchmark for the one-year period and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period. In reviewing performance, the Board also noted the change to the Fund’s portfolio management team in 2020. Based on its review, the Board was satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of each fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the “Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $58.4 million and fund-level breakpoints reduced fees by approximately $69.6 million in 2020. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.2 million in fees for shareholders in 2020.
With respect to the Sub-Adviser, the Board also considered the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund, the breakpoint schedule and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

The Independent Board Members noted that (a) the All-American Fund, the Intermediate Duration Fund and the Limited Term Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; and (b) the Short Term Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the Sub-Adviser, such other clients may include retail and institutional managed accounts, passively managed exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex and municipal managed accounts offered by an unaffiliated adviser. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to passive ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, the differences in the amount, type and level of services provided to the Nuveen funds relative to other clients as well as the differences in portfolio investment policies, investor profiles, account sizes and regulatory requirements, all of which contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to the other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Further, with respect to ETFs, the Board considered that Nuveen ETFs were passively managed compared to the active management of the other Nuveen funds which contributed to the differences in fee levels between the Nuveen ETFs and other Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2020 and 2019. The Board reviewed, among other things, Nuveen’s net margins (pre-tax) (both including and excluding distribution expenses); gross and net revenue margins (pre- and post-tax and excluding distribution) from Nuveen funds only; revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen for fund advisory services; and comparative profitability data comparing the operating margins of Nuveen compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. In reviewing the peer comparison data, the Independent Board Members noted that Nuveen Investments, Inc.’s operating margins were on the low range compared to the total company adjusted operating margins of the peers. The Board also reviewed the revenues and expenses the Adviser derived from its ETF product line for the 2019 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide expenses to the Nuveen complex and its affiliates and to further allocate such Nuveen complex expenses between the Nuveen fund and non-fund businesses. Generally, fund-specific expenses are allocated to the Nuveen funds and partial fund-related expenses and/or corporate overhead and shared costs (such as legal and compliance, accounting and finance, information technology and human resources and office services) are partially attributed to the funds pursuant to cost allocation methodologies. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2020, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments, Inc. compared to the firm-wide adjusted margins of the peers for each calendar year from 2010 to 2020. The Board had also appointed three Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and any proposed changes to the cost allocation methodology prior to incorporating any such changes and to report to the full Board. The Board recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results. The Independent Board Members also considered the key drivers behind the revenue and expense changes that impacted Nuveen’s net margins between 2019 and 2020. The Board also noted the reinvestments Nuveen and/or its parent made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to information technology, portfolio accounting systems and the global trading platform.

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In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments, Inc. were in the lower half of the peer group range; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2020 and 2019 calendar years to consider the financial strength of TIAA. The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility as experienced with the COVID-19 pandemic.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities for the calendar year ended December 31, 2020 as well as its pre- and post-tax net revenue margins for 2020 compared to such margins for 2019. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar year ending December 31, 2020 and the pre- and post-tax revenue margins from 2020 and 2019.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board noted that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined. In the calculation of the complex-level component, the Board noted that it had approved the acquisition of several Nuveen funds by similar TIAA-CREF funds in 2019. However, to mitigate the loss of the assets of these Nuveen funds deemed eligible to be included in the calculation of the complex-wide fee when these Nuveen funds left the complex upon acquisition, Nuveen agreed to credit approximately $604.5 million to assets under management to the Nuveen complex in calculating the complex-wide component.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2019 and 2020), including the permanent expense cap applicable to the Intermediate Duration Fund.
The Independent Board Members also recognized the Adviser’s continued reinvestment in its business through various initiatives including maintaining a seed account available for investments into Nuveen funds and investing in its internal infrastructure, information technology and other systems that will, among other things, consolidate and enhance accounting systems, integrate technology platforms to support growth and efficient data processing, and further develop its global trading platform to enhance the investment process for the investment teams.
Based on its review, the Board concluded that the current fee arrangements together with the Adviser’s reinvestment in its business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted that, subject to certain exceptions, the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party broker-dealers, the

Board reviewed the amount retained by the Adviser’s affiliate. In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, concluded that the terms of each Advisory Agreement were fair and reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk. The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 26, 2021 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid, “Illiquid”, discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, Nuveen California High Yield Municipal Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review period. Nuveen California Municipal Bond Fund, primarily held Highly Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in Illiquid investments, and requires certain reporting to the Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on Illiquid investments. However, the Nuveen California High Yield Municipal Bond Fund exceeded the 15% limit on Illiquid investments for two business days after the end of the Review Period, which will be discussed in next year’s annual shareholder report in connection with discussing the operations of that Fund’s liquidity risk management program during 2020.

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com    MSA-NAT-0921D1893957-INV-B-11/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: December 3, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: December 3, 2021